UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders

Semi-Annual Report June 30, 2017

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Government Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Table of Contents

Series Fund Overviews and Schedules of Investments:
Growth Stock Portfolio	1
Focused Appreciation Portfolio	4
Large Cap Core Stock Portfolio	6
Large Cap Blend Portfolio	8
Index 500 Stock Portfolio	10
Large Company Value Portfolio	17
Domestic Equity Portfolio	20
Equity Income Portfolio	22
Mid Cap Growth Stock Portfolio	25
Index 400 Stock Portfolio	27
Mid Cap Value Portfolio	33
Small Cap Growth Stock Portfolio	37
Index 600 Stock Portfolio	40
Small Cap Value Portfolio	47
International Growth Portfolio	50
Research International Core Portfolio	53
International Equity Portfolio	57
Emerging Markets Equity Portfolio	61
Government Money Market Portfolio	64
Short-Term Bond Portfolio	67
Select Bond Portfolio	80
Long-Term U.S. Government Bond Portfolio	94
Inflation Protection Portfolio	99
High Yield Bond Portfolio	110
Multi-Sector Bond Portfolio	119
Balanced Portfolio	136
Asset Allocation Portfolio	140
Statements of Assets and Liabilities	144
Statements of Operations	148
Statements of Changes in Net Assets	152
Statement of Cash Flows	159
Financial Highlights	160
Notes to Financial Statements	168
Proxy Voting and Portfolio Holdings	191
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements	192

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,119.72	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (20.5%)
Amazon.com, Inc.*	45,741	44,277
Charter Communications, Inc.*	34,814	11,727
Comcast Corp. - Class A	511,637	19,913
Delphi Automotive PLC	87,421	7,662
Dollar Tree, Inc.*	83,260	5,822
The Home Depot, Inc.	134,578	20,644
Las Vegas Sands Corp.	151,501	9,679
Newell Brands, Inc.	238,341	12,780
Nordstrom, Inc.	143,083	6,844
The Priceline Group, Inc.*	11,277	21,094
Starbucks Corp.	221,667	12,925
Ulta Beauty, Inc.*	40,265	11,570

Total		184,937

Consumer Staples (4.6%)
Conagra Brands, Inc.	200,634	7,175
Costco Wholesale Corp.	89,854	14,370
Kellogg Co.	124,929	8,678
The Kraft Heinz Co.	134,562	11,524

Total		41,747

Energy (0.4%)
Pioneer Natural Resources Co.	24,878	3,970

Total		3,970

Financials (3.2%)
Ameriprise Financial, Inc.	76,951	9,795
CME Group, Inc.	94,748	11,866
JPMorgan Chase & Co.	77,664	7,099

Total		28,760

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)
Health Care (18.4%)
Aetna, Inc.	81,764	12,414
BioMarin Pharmaceutical, Inc.*	135,308	12,289
Boston Scientific Corp.*	378,936	10,504
Celgene Corp.*	152,880	19,855
Clovis Oncology, Inc.*	58,095	5,440
Danaher Corp.	110,503	9,325
DENTSPLY SIRONA, Inc.	127,325	8,256
Eli Lilly and Co.	183,049	15,065
Hologic, Inc.*	211,334	9,590
Neurocrine Biosciences, Inc.*	144,068	6,627
Regeneron Pharmaceuticals, Inc.*	14,994	7,364
Tesaro, Inc.*	42,128	5,892
UnitedHealth Group, Inc.	177,176	32,852
Zoetis, Inc.	160,072	9,985

Total		165,458

Industrials (9.7%)
Eaton Corp. PLC	139,478	10,856
Fortive Corp.	177,876	11,268
Honeywell International, Inc.	161,368	21,509
Quanta Services, Inc.*	182,910	6,021
Raytheon Co.	70,679	11,413
Union Pacific Corp.	112,795	12,285
United Technologies Corp.	114,348	13,963

Total		87,315

Information Technology (35.7%)
Alphabet, Inc. - Class A*	26,596	24,726
Alphabet, Inc. - Class C*	37,178	33,785
Broadcom, Ltd.	90,231	21,028
Cisco Systems, Inc.	275,590	8,626

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Citrix Systems, Inc.*	144,062	11,464
Facebook, Inc. - Class A*	277,004	41,822
First Data Corp.*	500,058	9,101
Fortinet, Inc.*	200,407	7,503
HubSpot, Inc.*	66,046	4,343
Intuit, Inc.	51,895	6,892
Microsoft Corp.	716,038	49,357
NVIDIA Corp.	114,988	16,623
Oracle Corp.	373,205	18,712
salesforce.com, Inc.*	165,242	14,310
ServiceNow, Inc.*	87,350	9,259
Splunk, Inc.*	111,814	6,361
Square, Inc.*	432,999	10,158
Teradata Corp.*	215,411	6,352
Texas Instruments, Inc.	208,709	16,056
Twilio, Inc.*	179,100	5,214

Total		321,692

Materials (3.6%)
The Dow Chemical Co.	212,309	13,391
Nucor Corp.	165,477	9,576
Vulcan Materials Co.	72,080	9,131

Total		32,098

Telecommunication Services (1.0%)
T-Mobile US, Inc.*	142,632	8,646

Total		8,646

Total Common Stocks (Cost: $678,582)		874,623

Total Investments (97.1%) (Cost: $678,582)(a)		874,623

Other Assets, Less Liabilities (2.9%)		26,462

Net Assets (100.0%)		901,085

*	Non-Income Producing

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $678,582 and the net unrealized appreciation of investments based on that cost was $196,041 which is comprised of $201,830 aggregate gross unrealized appreciation and $5,789 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Growth Stock Portfolio

    The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio     valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$874,623	$—	$—

Total Assets:	$874,623	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Focused Appreciation Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,181.16	$ 3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$ 3.16

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focused Appreciation Portfolio

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.8%)
Amazon.com, Inc.*	67,641	65,477
Yum China Holdings, Inc.*	319,793	12,609
Yum! Brands, Inc.	215,790	15,917

Total		94,003

Consumer Staples (12.7%)
The Coca-Cola Co.	578,486	25,945
Danone SA, ADR	1,877,148	28,195
Monster Beverage Corp.*	630,066	31,302
The Procter & Gamble Co.	290,305	25,300

Total		110,742

Energy (1.8%)
Schlumberger, Ltd.	236,586	15,577

Total		15,577

Financials (5.8%)
American Express Co.	147,929	12,461
FactSet Research Systems, Inc.	85,104	14,143
SEI Investments Co.	442,498	23,798

Total		50,402

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)
Health Care (16.1%)
Amgen, Inc.	96,865	16,683
Cerner Corp.*	317,520	21,105
Merck & Co., Inc.	167,683	10,747
Novartis AG, ADR	205,094	17,119
Novo Nordisk A/S, ADR	632,149	27,113
Regeneron Pharmaceuticals, Inc.*	55,853	27,432
Varex Imaging Corp.*	8,879	300
Varian Medical Systems, Inc.*	190,325	19,640

Total		140,139

Industrials (7.8%)
Deere & Co.	188,879	23,343
Expeditors International of Washington, Inc.	426,430	24,085
United Parcel Service, Inc. - Class B	182,034	20,131

Total		67,559

Information Technology (43.4%)
Alibaba Group Holding, Ltd., ADR*	385,403	54,303

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Alphabet, Inc. - Class A*	27,338	25,416
Alphabet, Inc. - Class C*	27,399	24,898
Analog Devices, Inc.	47,249	3,676
Autodesk, Inc.*	301,910	30,439
Automatic Data Processing, Inc.	70,002	7,172
Cisco Systems, Inc.	1,235,164	38,661
Facebook, Inc. - Class A*	390,426	58,946
Microsoft Corp.	325,700	22,450
Oracle Corp.	809,553	40,591
QUALCOMM, Inc.	498,408	27,522
Visa, Inc. - Class A	471,782	44,244

Total		378,318

Total Common Stocks (Cost: $692,860)		856,740

Total Investments (98.4%) (Cost: $692,860)(a)		856,740

Other Assets, Less Liabilities (1.6%)		13,878

Net Assets (100.0%)		870,618

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $692,860 and the net unrealized appreciation of investments based on that cost was $163,880 which is comprised of $184,385 aggregate gross unrealized appreciation and $20,505 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$856,740	$—	$—

Total Assets:	$856,740	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =

8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,125.39	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.3%)
Comcast Corp. - Class A	353,604	13,762
McDonald’s Corp.	55,978	8,574
NIKE, Inc. - Class B	97,260	5,738
Twenty-First Century Fox, Inc. - Class A	219,610	6,224
Twenty-First Century Fox, Inc. - Class B	16,900	471
The Walt Disney Co.	106,083	11,271

Total		46,040

Consumer Staples (24.1%)
Altria Group, Inc.	250,408	18,648
Anheuser-Busch InBev NV, ADR	58,750	6,484
The Coca-Cola Co.	365,685	16,401
Constellation Brands, Inc. - Class A	32,950	6,383
The Estee Lauder Cos., Inc. - Class A	114,761	11,015
Nestle SA, ADR	176,532	15,394
PepsiCo, Inc.	101,725	11,748
Philip Morris International, Inc.	285,828	33,570
The Procter & Gamble Co.	73,272	6,386
Walgreens Boots Alliance, Inc.	103,608	8,113

Total		134,142

Energy (8.9%)
Chevron Corp.	128,497	13,406

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Energy continued
ConocoPhillips	153,270	6,738
Exxon Mobil Corp.	224,481	18,122
Occidental Petroleum Corp.	119,940	7,181
TOTAL SA, ADR	85,507	4,240

Total		49,687

Financials (15.1%)
American Express Co.	121,517	10,237
BlackRock, Inc.	31,753	13,413
Chubb, Ltd.	112,644	16,376
Intercontinental Exchange, Inc.	117,400	7,739
JPMorgan Chase & Co.	203,405	18,591
State Street Corp.	107,200	9,619
Wells Fargo & Co.	141,773	7,856

Total		83,831

Health Care (11.1%)
Abbott Laboratories	175,188	8,516
AbbVie, Inc.	114,122	8,275
Celgene Corp.*	49,850	6,474
Intuitive Surgical, Inc.*	7,500	7,015
Novartis AG, ADR	87,753	7,325
Novo Nordisk A/S, ADR	216,735	9,296
Roche Holding AG, ADR	281,464	8,950
UnitedHealth Group, Inc.	33,000	6,119

Total		61,970

Industrials (5.0%)
Canadian Pacific Railway, Ltd.	49,654	7,985

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Union Pacific Corp.	69,500	7,569
United Technologies Corp.	100,826	12,312

Total		27,866

Information Technology (25.2%)
Alphabet, Inc. - Class C*	21,930	19,928
Apple, Inc.	221,239	31,863
ASML Holding NV	54,650	7,121
Automatic Data Processing, Inc.	27,940	2,863
Facebook, Inc. - Class A*	163,250	24,648
Microsoft Corp.	333,650	22,999
Texas Instruments, Inc.	200,583	15,431
VeriSign, Inc.*	41,450	3,853
Visa, Inc. - Class A	122,300	11,469

Total		140,175

Materials (2.1%)
Air Products & Chemicals, Inc.	35,797	5,121
Praxair, Inc.	49,426	6,552

Total		11,673

Total Common Stocks (Cost: $399,885)		555,384

Total Investments (99.8%) (Cost: $399,885)(a)		555,384

Other Assets, Less Liabilities (0.2%)		1,329

Net Assets (100.0%)		556,713

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $399,885 and the net unrealized appreciation of investments based on that cost was $155,499 which is comprised of $164,489 aggregate gross unrealized appreciation and $8,990 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$555,384	$—	$—

Total Assets:	$555,384	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,084.73	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Blend Portfolio

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (90.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (17.9%)
Comcast Corp. - Class A	215,125	8,373
Dollar General Corp.	88,425	6,375
Omnicom Group, Inc.	58,800	4,874
The TJX Cos., Inc.	55,925	4,036
Twenty-First Century Fox, Inc. - Class A	73,325	2,078
Twenty-First Century Fox, Inc. - Class B	156,850	4,371

Total		30,107

Consumer Staples (5.2%)
Nestle SA, ADR	61,525	5,365
Unilever PLC, ADR	62,125	3,362

Total		8,727

Energy (3.9%)
Devon Energy Corp.	59,575	1,905
Schlumberger, Ltd.	72,250	4,757

Total		6,662

Financials (15.3%)
Bank of New York Mellon Corp.	107,975	5,509

Common Stocks (90.4%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Berkshire Hathaway, Inc. - Class B*	47,475	8,041
JPMorgan Chase & Co.	69,350	6,339
The Progressive Corp.	132,850	5,857

Total		25,746

Health Care (12.2%)
AmerisourceBergen Corp.	68,775	6,501
Cerner Corp.*	91,725	6,097
UnitedHealth Group, Inc.	42,650	7,908

Total		20,506

Industrials (14.2%)
Expeditors International of Washington, Inc.	99,300	5,608
Honeywell International, Inc.	54,950	7,324
PACCAR, Inc.	80,675	5,328
Stanley Black & Decker, Inc.	40,600	5,714

Total		23,974

Information Technology (15.3%)
Accenture PLC - Class A	51,775	6,404
eBay, Inc.*	177,225	6,189
Microsoft Corp.	50,275	3,465

Common Stocks (90.4%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Oracle Corp.	76,100	3,816
TE Connectivity, Ltd.	76,325	6,005

Total		25,879

Materials (2.7%)
Potash Corp. of Saskatchewan, Inc.	278,400	4,538

Total		4,538

Telecommunication Services (3.7%)
CenturyLink, Inc.	46,875	1,119
Level 3 Communications, Inc.*	87,050	5,162

Total		6,281

Total Common Stocks (Cost: $121,671)		152,420

Total Investments (90.4%) (Cost: $121,670)(a)		152,420

Other Assets, Less Liabilities (9.6%)		16,117

Net Assets (100.0%)		168,537

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $121,670 and the net unrealized appreciation of investments based on that cost was $30,750 which is comprised of $36,879 aggregate gross unrealized appreciation and $6,129 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$152,420	$—	$—

Total Assets:	$152,420	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio

Index 500 Stock Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,091.82	$ 1.09
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$ 1.05

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.1%)
Advance Auto Parts, Inc.	10,249	1,195
Amazon.com, Inc.*	55,060	53,298
AutoNation, Inc.*	9,135	385
AutoZone, Inc.*	3,908	2,229
Bed Bath & Beyond, Inc.	20,145	612
Best Buy Co., Inc.	36,823	2,111
BorgWarner, Inc.	27,686	1,173
CarMax, Inc.*	25,705	1,621
Carnival Corp.	58,091	3,809
CBS Corp. - Class B	51,124	3,261
Charter Communications, Inc.*	29,935	10,084
Chipotle Mexican Grill, Inc.*	3,978	1,655
Coach, Inc.	39,018	1,847
Comcast Corp. - Class A	656,849	25,565
D.R. Horton, Inc.	47,435	1,640
Darden Restaurants, Inc.	17,257	1,561
Delphi Automotive PLC	37,180	3,259
Discovery Communications, Inc.*	29,261	738
Discovery Communications, Inc. - Class A*	21,341	551
DISH Network Corp. - Class A*	31,571	1,981
Dollar General Corp.	35,015	2,524
Dollar Tree, Inc.*	32,850	2,297
Expedia, Inc.	16,873	2,513
Foot Locker, Inc.	18,214	898
Ford Motor Co.	542,824	6,074
The Gap, Inc.	30,551	672
Garmin, Ltd.	15,923	813
General Motors Co.	190,592	6,657
Genuine Parts Co.	20,457	1,898
The Goodyear Tire & Rubber Co.	34,947	1,222
H&R Block, Inc.	28,753	889
Hanesbrands, Inc.	50,541	1,170
Harley-Davidson, Inc.	24,293	1,312
Hasbro, Inc.	15,614	1,741
Hilton Worldwide Holdings, Inc.	28,438	1,759
The Home Depot, Inc.	165,930	25,454
The Interpublic Group of Cos., Inc.	54,837	1,349
Kohl’s Corp.	23,661	915
L Brands, Inc.	33,441	1,802
Leggett & Platt, Inc.	18,363	965
Lennar Corp. - Class A	28,200	1,504
LKQ Corp.*	42,786	1,410
Lowe’s Cos., Inc.	119,090	9,233

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Macy’s, Inc.	42,263	982
Marriott International, Inc. - Class A	43,121	4,325
Mattel, Inc.	47,543	1,024
McDonald’s Corp.	113,123	17,326
Michael Kors Holdings, Ltd.*	21,629	784
Mohawk Industries, Inc.*	8,768	2,119
Netflix, Inc.*	59,819	8,938
Newell Brands, Inc.	67,049	3,595
News Corp. - Class A	53,042	727
News Corp. - Class B	16,623	235
NIKE, Inc. - Class B	183,927	10,852
Nordstrom, Inc.	15,441	738
Omnicom Group, Inc.	32,302	2,678
O’Reilly Automotive, Inc.*	12,630	2,763
The Priceline Group, Inc.*	6,824	12,764
PulteGroup, Inc.	39,410	967
PVH Corp.	10,826	1,240
Ralph Lauren Corp.	7,649	564
Ross Stores, Inc.	54,405	3,141
Royal Caribbean Cruises, Ltd.	23,283	2,543
Scripps Networks Interactive - Class A	13,311	909
Signet Jewelers, Ltd.	9,493	600
Staples, Inc.	90,653	913
Starbucks Corp.	200,980	11,719
Target Corp.	76,571	4,004
Tiffany & Co.	14,878	1,397
Time Warner, Inc.	107,636	10,808
The TJX Cos., Inc.	89,280	6,443
Tractor Supply Co.	17,843	967
TripAdvisor, Inc.*	15,327	585
Twenty-First Century Fox, Inc. - Class A	146,053	4,139
Twenty-First Century Fox, Inc. - Class B	67,604	1,884
Ulta Beauty, Inc.*	8,093	2,325
Under Armour, Inc.*	25,631	558
Under Armour, Inc. – Class C*	25,585	516
VF Corp.	44,463	2,561
Viacom, Inc. - Class B	48,895	1,641
The Walt Disney Co.	201,903	21,452
Whirlpool Corp.	10,266	1,967
Wyndham Worldwide Corp.	14,483	1,454
Wynn Resorts, Ltd.	11,082	1,486
Yum! Brands, Inc.	45,914	3,387

Total		353,666

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples (8.9%)
Altria Group, Inc.	268,091	19,965
Archer-Daniels-Midland Co.	79,202	3,277
Brown-Forman Corp. - Class B	24,550	1,193
Campbell Soup Co.	26,614	1,388
Casa Ley SA de CV* (p)	29,556	30
Church & Dwight Co., Inc.	34,594	1,795
The Clorox Co.	17,876	2,382
The Coca-Cola Co.	533,686	23,936
Colgate-Palmolive Co.	122,591	9,088
Conagra Brands, Inc.	56,102	2,006
Constellation Brands, Inc. - Class A	23,795	4,610
Costco Wholesale Corp.	60,872	9,735
Coty, Inc. - Class A	65,371	1,226
CVS Health Corp.	141,398	11,377
Dr. Pepper Snapple Group, Inc.	25,512	2,324
The Estee Lauder Cos., Inc. - Class A	31,071	2,982
General Mills, Inc.	79,961	4,430
The Hershey Co.	19,430	2,086
Hormel Foods Corp.	37,438	1,277
The J.M. Smucker Co.	16,159	1,912
Kellogg Co.	35,002	2,431
Kimberly-Clark Corp.	49,260	6,360
The Kraft Heinz Co.	82,807	7,092
The Kroger Co.	126,659	2,954
McCormick & Co., Inc.	15,715	1,532
Molson Coors Brewing Co. - Class B	25,629	2,213
Mondelez International, Inc.	210,581	9,095
Monster Beverage Corp.*	55,953	2,780
PepsiCo, Inc.	198,260	22,897
Philip Morris International, Inc.	215,559	25,317
The Procter & Gamble Co.	354,969	30,936
Property Development Centers LLC* (p)	29,556	–
Reynolds American, Inc.	114,847	7,470
Sysco Corp.	68,337	3,439
Tyson Foods, Inc. – Class A	39,998	2,505
Walgreens Boots Alliance, Inc.	118,519	9,281
Wal-Mart Stores, Inc.	205,006	15,515
Whole Foods Market, Inc.	44,352	1,868

Total		260,704

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Energy (6.0%)
Anadarko Petroleum Corp.	77,769	3,526
Apache Corp.	52,791	2,530
Baker Hughes, Inc.	59,052	3,219
Cabot Oil & Gas Corp.	64,610	1,620
Chesapeake Energy Corp.*	105,864	526
Chevron Corp.	262,944	27,433
Cimarex Energy Co.	13,200	1,241
Concho Resources, Inc.*	20,564	2,499
ConocoPhillips	171,696	7,548
Devon Energy Corp.	72,962	2,333
EOG Resources, Inc.	80,119	7,252
EQT Corp.	24,055	1,409
Exxon Mobil Corp.	588,086	47,476
Halliburton Co.	120,450	5,144
Helmerich & Payne, Inc.	15,068	819
Hess Corp.	37,505	1,645
Kinder Morgan, Inc.	266,461	5,105
Marathon Oil Corp.	117,969	1,398
Marathon Petroleum Corp.	71,995	3,768
Murphy Oil Corp.	22,511	577
National Oilwell Varco, Inc.	52,746	1,738
Newfield Exploration Co.*	27,646	787
Noble Energy, Inc.	63,175	1,788
Occidental Petroleum Corp.	106,115	6,353
ONEOK, Inc.	52,717	2,750
Phillips 66	60,884	5,035
Pioneer Natural Resources Co.	23,607	3,767
Range Resources Corp.	26,116	605
Schlumberger, Ltd.	192,844	12,697
TechnipFMC PLC*	64,758	1,761
Tesoro Corp.	20,975	1,963
Transocean, Ltd.*	54,273	447
Valero Energy Corp.	62,071	4,187
The Williams Companies, Inc.	114,678	3,473

Total		174,419

Financials (14.4%)
Affiliated Managers Group, Inc.	7,856	1,303
Aflac, Inc.	55,078	4,278
The Allstate Corp.	50,591	4,474
American Express Co.	104,199	8,778
American International Group, Inc.	122,063	7,631
Ameriprise Financial, Inc.	21,159	2,693
Aon PLC	36,372	4,836
Arthur J. Gallagher & Co.	24,909	1,426
Assurant, Inc.	7,604	788
Bank of America Corp.	1,381,214	33,508
The Bank of New York Mellon Corp.	144,323	7,363

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Financials continued
BB&T Corp.	112,609	5,114
Berkshire Hathaway, Inc. - Class B*	263,628	44,651
BlackRock, Inc.	16,827	7,108
Capital One Financial Corp.	67,031	5,538
CBOE Holdings, Inc.	12,751	1,165
The Charles Schwab Corp.	168,877	7,255
Chubb, Ltd.	64,804	9,421
Cincinnati Financial Corp.	20,800	1,507
Citigroup, Inc.	382,122	25,556
Citizens Financial Group, Inc.	70,303	2,508
CME Group, Inc.	47,159	5,906
Comerica, Inc.	24,557	1,799
Discover Financial Services	52,766	3,282
E*TRADE Financial Corp.*	38,122	1,450
Everest Re Group, Ltd.	5,700	1,451
Fifth Third Bancorp	104,129	2,703
Franklin Resources, Inc.	47,522	2,129
The Goldman Sachs Group, Inc.	50,807	11,274
The Hartford Financial Services Group, Inc.	50,986	2,680
Huntington Bancshares, Inc.	150,879	2,040
Intercontinental Exchange, Inc.	82,172	5,417
Invesco, Ltd.	56,467	1,987
JPMorgan Chase & Co.	493,090	45,068
KeyCorp	152,127	2,851
Leucadia National Corp.	44,945	1,176
Lincoln National Corp.	31,128	2,104
Loews Corp.	38,319	1,794
M&T Bank Corp.	21,355	3,458
Marsh & McLennan Cos., Inc.	71,523	5,576
MetLife, Inc.	149,954	8,239
Moody’s Corp.	23,099	2,811
Morgan Stanley	197,682	8,809
Nasdaq, Inc.	15,818	1,131
Navient Corp.	39,547	658
Northern Trust Corp.	29,952	2,912
People’s United Financial, Inc.	47,791	844
PNC Financial Services Group, Inc.	67,160	8,386
Principal Financial Group, Inc.	37,201	2,383
The Progressive Corp.	80,623	3,555
Prudential Financial, Inc.	59,540	6,439
Raymond James Financial, Inc.	17,790	1,427

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Regions Financial Corp.	166,834	2,442
S&P Global, Inc.	35,780	5,224
State Street Corp.	49,084	4,404
SunTrust Banks, Inc.	67,101	3,806
Synchrony Financial	106,902	3,188
T. Rowe Price Group, Inc.	33,485	2,485
Torchmark Corp.	15,099	1,155
The Travelers Cos., Inc.	38,780	4,907
U.S. Bancorp	219,865	11,415
Unum Group	31,673	1,477
Wells Fargo & Co.	624,216	34,588
Willis Towers Watson PLC	17,637	2,566
XL Group, Ltd.	36,285	1,589
Zions Bancorporation	28,123	1,235

Total		419,121

Health Care (14.3%)
Abbott Laboratories	240,837	11,707
AbbVie, Inc.	220,888	16,017
Aetna, Inc.	46,036	6,990
Agilent Technologies, Inc.	44,732	2,653
Alexion Pharmaceuticals, Inc.*	31,166	3,792
Align Technology, Inc.*	10,480	1,573
Allergan PLC	46,615	11,332
AmerisourceBergen Corp.	23,032	2,177
Amgen, Inc.	102,133	17,590
Anthem, Inc.	36,777	6,919
Baxter International, Inc.	67,696	4,098
Becton, Dickinson and Co.	31,554	6,157
Biogen, Inc.*	29,648	8,045
Boston Scientific Corp.*	190,058	5,268
Bristol-Myers Squibb Co.	228,646	12,740
C.R. Bard, Inc.	10,051	3,177
Cardinal Health, Inc.	43,841	3,416
Celgene Corp.*	108,370	14,074
Centene Corp.*	23,910	1,910
Cerner Corp.*	40,803	2,712
Cigna Corp.	35,532	5,948
The Cooper Cos., Inc.	6,781	1,624
Danaher Corp.	84,776	7,154
DaVita, Inc.*	21,607	1,399
DENTSPLY SIRONA, Inc.	31,815	2,063
Edwards Lifesciences Corp.*	29,118	3,443
Eli Lilly and Co.	134,762	11,091
Envision Healthcare Corp.*	16,302	1,022
Express Scripts Holding Co.*	82,375	5,259
Gilead Sciences, Inc.	181,359	12,837
HCA Healthcare, Inc.*	39,720	3,464
Henry Schein, Inc.*	11,010	2,015
Hologic, Inc.*	38,862	1,764

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Humana, Inc.	20,029	4,819
IDEXX Laboratories, Inc.*	12,230	1,974
Illumina, Inc.*	20,263	3,516
Incyte Corp.*	23,589	2,970
Intuitive Surgical, Inc.*	5,113	4,783
Johnson & Johnson	373,874	49,460
Laboratory Corp. of America Holdings*	14,198	2,188
Mallinckrodt PLC*	13,788	618
McKesson Corp.	29,271	4,816
Medtronic PLC	189,986	16,861
Merck & Co., Inc.	379,611	24,329
Mettler-Toledo International, Inc.*	3,584	2,109
Mylan NV*	63,974	2,483
Patterson Cos., Inc.	11,324	532
PerkinElmer, Inc.	15,272	1,041
Perrigo Co. PLC	19,899	1,503
Pfizer, Inc.	828,271	27,822
Quest Diagnostics, Inc.	18,990	2,111
Regeneron Pharmaceuticals, Inc.*	10,575	5,194
Stryker Corp.	43,056	5,975
Thermo Fisher Scientific, Inc.	54,297	9,473
UnitedHealth Group, Inc.	133,746	24,799
Universal Health Services, Inc. - Class B	12,409	1,515
Varian Medical Systems, Inc.*	12,758	1,316
Vertex Pharmaceuticals, Inc.*	34,568	4,455
Waters Corp.*	11,108	2,042
Zimmer Biomet Holdings, Inc.	27,928	3,586
Zoetis, Inc.	68,117	4,249

Total		417,969

Industrials (10.2%)
3M Co.	82,940	17,267
Acuity Brands, Inc.	6,121	1,244
Alaska Air Group, Inc.	17,155	1,540
Allegion PLC	13,223	1,073
American Airlines Group, Inc.	68,366	3,440
AMETEK, Inc.	31,936	1,934
Arconic, Inc.	61,174	1,385
The Boeing Co.	77,906	15,406
C.H. Robinson Worldwide, Inc.	19,554	1,343
Caterpillar, Inc.	81,768	8,787
Cintas Corp.	11,986	1,511
CSX Corp.	128,059	6,987
Cummins, Inc.	21,448	3,479
Deere & Co.	40,842	5,048

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Delta Air Lines, Inc.	102,155	5,490
Dover Corp.	21,605	1,733
Eaton Corp. PLC	62,080	4,832
Emerson Electric Co.	89,447	5,333
Equifax, Inc.	16,684	2,293
Expeditors International of Washington, Inc.	25,005	1,412
Fastenal Co.	40,147	1,748
FedEx Corp.	34,140	7,420
Flowserve Corp.	18,128	842
Fluor Corp.	19,400	888
Fortive Corp.	41,849	2,651
Fortune Brands Home & Security, Inc.	21,352	1,393
General Dynamics Corp.	39,358	7,797
General Electric Co.	1,208,673	32,646
Honeywell International, Inc.	105,804	14,103
IHS Markit, Ltd.*	44,046	1,940
Illinois Tool Works, Inc.	43,150	6,181
Ingersoll-Rand PLC	35,533	3,247
J.B. Hunt Transport Services, Inc.	11,906	1,088
Jacobs Engineering Group, Inc.	16,714	909
Johnson Controls International PLC	130,199	5,645
Kansas City Southern	14,723	1,541
L3 Technologies, Inc.	10,808	1,806
Lockheed Martin Corp.	34,547	9,590
Masco Corp.	44,405	1,697
Nielsen Holdings PLC	46,614	1,802
Norfolk Southern Corp.	40,219	4,895
Northrop Grumman Corp.	24,229	6,220
PACCAR, Inc.	48,754	3,220
Parker Hannifin Corp.	18,484	2,954
Pentair PLC	23,270	1,548
Quanta Services, Inc.*	20,556	677
Raytheon Co.	40,398	6,523
Republic Services, Inc.	31,907	2,033
Robert Half International, Inc.	17,651	846
Rockwell Automation, Inc.	17,881	2,896
Rockwell Collins, Inc.	22,537	2,368
Roper Technologies, Inc.	14,161	3,279
Snap-on, Inc.	8,043	1,271
Southwest Airlines Co.	83,921	5,215
Stanley Black & Decker, Inc.	21,231	2,988
Stericycle, Inc.*	11,834	903
Textron, Inc.	37,153	1,750
TransDigm Group, Inc.	6,787	1,825
Union Pacific Corp.	112,064	12,205
United Continental Holdings, Inc.*	39,109	2,943

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
United Parcel Service, Inc. - Class B	95,594	10,572
United Rentals, Inc.*	11,729	1,322
United Technologies Corp.	103,418	12,628
Verisk Analytics, Inc.*	21,341	1,800
W.W. Grainger, Inc.	7,458	1,346
Waste Management, Inc.	56,411	4,138
Xylem, Inc.	24,943	1,382

Total		296,218

Information Technology (22.0%)
Accenture PLC - Class A	86,061	10,644
Activision Blizzard, Inc.	96,232	5,540
Adobe Systems, Inc.*	68,659	9,711
Advanced Micro Devices, Inc.*	107,550	1,342
Akamai Technologies, Inc.*	23,993	1,195
Alliance Data Systems Corp.	7,727	1,984
Alphabet, Inc. - Class A*	41,308	38,403
Alphabet, Inc. - Class C*	41,413	37,633
Amphenol Corp. - Class A	42,416	3,131
Analog Devices, Inc.	50,937	3,963
ANSYS, Inc.*	11,866	1,444
Apple, Inc.	723,624	104,216
Applied Materials, Inc.	149,147	6,161
Autodesk, Inc.*	26,917	2,714
Automatic Data Processing, Inc.	62,096	6,362
Broadcom, Ltd.	55,705	12,982
CA, Inc.	43,491	1,499
Cisco Systems, Inc.	693,953	21,721
Citrix Systems, Inc.*	20,978	1,669
Cognizant Technology Solutions Corp. - Class A	81,747	5,428
Corning, Inc.	127,718	3,838
CSRA, Inc.	20,165	640
DXC Technology Co.	39,300	3,015
eBay, Inc.*	139,702	4,878
Electronic Arts, Inc.*	43,028	4,549
F5 Networks, Inc.*	8,980	1,141
Facebook, Inc. - Class A*	328,061	49,531
Fidelity National Information Services, Inc.	45,881	3,918
Fiserv, Inc.*	29,476	3,606
FLIR Systems, Inc.	18,939	656
Gartner, Inc.*	12,551	1,550
Global Payments, Inc.	21,163	1,912
Harris Corp.	16,920	1,846
Hewlett Packard Enterprise Co.	231,058	3,833
HP, Inc.	233,628	4,084
Intel Corp.	653,557	22,051

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
International Business Machines Corp.	118,657	18,253
Intuit, Inc.	33,782	4,487
Juniper Networks, Inc.	53,031	1,479
KLA-Tencor Corp.	21,757	1,991
Lam Research Corp.	22,388	3,166
Mastercard, Inc. - Class A	130,183	15,811
Microchip Technology, Inc.	31,838	2,457
Micron Technology, Inc.*	144,330	4,310
Microsoft Corp.	1,071,523	73,860
Motorola Solutions, Inc.	22,688	1,968
NetApp, Inc.	37,605	1,506
NVIDIA Corp.	82,579	11,938
Oracle Corp.	416,884	20,903
Paychex, Inc.	44,375	2,527
PayPal Holdings, Inc.*	155,051	8,322
Qorvo, Inc.*	17,640	1,117
QUALCOMM, Inc.	205,052	11,323
Red Hat, Inc.*	24,673	2,363
salesforce.com, Inc.*	92,802	8,037
Seagate Technology PLC	41,221	1,597
Skyworks Solutions, Inc.	25,610	2,457
Symantec Corp.	84,417	2,385
Synopsys, Inc.*	20,861	1,521
TE Connectivity, Ltd.	49,274	3,877
Texas Instruments, Inc.	138,279	10,638
Total System Services, Inc.	22,987	1,339
VeriSign, Inc.*	12,253	1,139
Visa, Inc. - Class A	256,239	24,030
Western Digital Corp.	40,421	3,581
Western Union Co.	65,405	1,246
Xerox Corp.	29,629	851
Xilinx, Inc.	34,427	2,214

Total		641,483

Materials (2.8%)
Air Products and Chemicals, Inc.	30,218	4,323
Albemarle Corp.	15,371	1,622
Avery Dennison Corp.	12,291	1,086
Ball Corp.	48,592	2,051
CF Industries Holdings, Inc.	32,356	905
The Dow Chemical Co.	155,994	9,838
E.I. du Pont de Nemours and Co.	120,335	9,712
Eastman Chemical Co.	20,239	1,700
Ecolab, Inc.	36,230	4,809
FMC Corp.	18,598	1,359
Freeport-McMoRan, Inc.*	184,737	2,219
International Flavors & Fragrances, Inc.	10,960	1,480
International Paper Co.	57,305	3,244

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Materials continued
LyondellBasell Industries NV - Class A	45,842	3,869
Martin Marietta Materials, Inc.	8,693	1,935
Monsanto Co.	60,902	7,208
The Mosaic Co.	48,717	1,112
Newmont Mining Corp.	74,007	2,397
Nucor Corp.	44,281	2,562
PPG Industries, Inc.	35,557	3,910
Praxair, Inc.	39,674	5,259
Sealed Air Corp.	27,176	1,216
The Sherwin-Williams Co.	11,245	3,947
Vulcan Materials Co.	18,342	2,324
WestRock Co.	34,850	1,975

Total		82,062

Real Estate (2.9%)
Alexandria Real Estate Equities, Inc.	12,640	1,523
American Tower Corp.	58,987	7,805
Apartment Investment & Management Co. – Class A	21,793	936
AvalonBay Communities, Inc.	19,123	3,675
Boston Properties, Inc.	21,354	2,627
CBRE Group, Inc.*	41,735	1,519
Crown Castle International Corp.	50,812	5,090
Digital Realty Trust, Inc.	22,175	2,505
Equinix, Inc.	10,813	4,641
Equity Residential	50,957	3,355
Essex Property Trust, Inc.	9,104	2,342
Extra Space Storage, Inc.	17,475	1,363
Federal Realty Investment Trust	10,026	1,267
GGP, Inc.	80,848	1,905
HCP, Inc.	65,033	2,078
Host Hotels & Resorts, Inc.	102,668	1,876
Iron Mountain, Inc.	34,091	1,171
Kimco Realty Corp.	59,077	1,084
The Macerich Co.	16,529	960
Mid-America Apartment Communities, Inc.	15,763	1,661
Prologis, Inc.	73,602	4,316
Public Storage	20,750	4,327
Realty Income Corp.	37,898	2,091
Regency Centers Corp.	20,300	1,272
Simon Property Group, Inc.	43,329	7,009
SL Green Realty Corp.	14,133	1,495
UDR, Inc.	37,111	1,446
Ventas, Inc.	49,252	3,422
Vornado Realty Trust	23,907	2,245
Welltower, Inc.	50,820	3,804

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
Weyerhaeuser Co.	104,271	3,493

Total		84,303

Telecommunication Services (2.1%)
AT&T, Inc.	853,275	32,194
CenturyLink, Inc.	76,169	1,819
Level 3 Communications, Inc.*	40,627	2,409
Verizon Communications, Inc.	566,172	25,285

Total		61,707

Utilities (3.1%)
The AES Corp.	91,621	1,018
Alliant Energy Corp.	31,620	1,270
Ameren Corp.	33,675	1,841
American Electric Power Co., Inc.	68,244	4,741
American Water Works Co., Inc.	24,731	1,928
CenterPoint Energy, Inc.	59,813	1,638
CMS Energy Corp.	38,924	1,800
Consolidated Edison, Inc.	42,383	3,425
Dominion Resources, Inc.	87,297	6,690
DTE Energy Co.	24,897	2,634
Duke Energy Corp.	97,136	8,120
Edison International	45,219	3,536
Entergy Corp.	24,908	1,912
Eversource Energy	43,980	2,670
Exelon Corp.	128,532	4,636
FirstEnergy Corp.	61,586	1,796
NextEra Energy, Inc.	64,976	9,105
NiSource, Inc.	44,891	1,138
NRG Energy, Inc.	43,869	755
PG&E Corp.	70,867	4,704
Pinnacle West Capital Corp.	15,483	1,319
PPL Corp.	94,817	3,666
Public Service Enterprise Group, Inc.	70,210	3,020
SCANA Corp.	19,835	1,329
Sempra Energy	34,813	3,925
The Southern Co.	138,040	6,609
WEC Energy Group, Inc.	43,799	2,688
Xcel Energy, Inc.	70,472	3,233

Total		91,146

Total Common Stocks (Cost: $1,441,979)		2,882,798

Short-Term Investments (1.0%)
Commercial Paper (0.7%)
Apple, Inc., 0.96%, 7/24/17 144A (r)	3,000,000	2,998

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Short-Term Investments (1.0%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper continued
Bank of America NA, 1.22%, 7/6/17	5,000,000	5,000
General Mills, Inc., 1.26%, 7/10/17 144A (r)	3,000,000	2,999
Microsoft Corp., 0.90%, 8/1/17 144A (r)	1,000,000	999
Microsoft Corp., 0.99%, 8/29/17 144A (r)	2,000,000	1,996
Pfizer, Inc., 1.03%, 9/15/17 144A (r)	3,000,000	2,993

Short-Term Investments (1.0%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper continued
The Walt Disney Co., 0.92%, 8/8/17 144A (r)	3,000,000	2,996

Total		19,981

US Government & Agencies (0.3%)
Federal Home Loan Bank, 0.88%, 8/2/17 (b,r)	3,000,000	2,998
Federal Home Loan Bank, 0.91%, 8/4/17 (r)	4,000,000	3,996

Short-Term Investments (1.0%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 0.93%, 8/10/17 (r)	3,000,000	2,997

Total		9,991

Total Short-Term Investments (Cost: $29,975)		29,972

Total Investments (99.8%) (Cost: $1,471,954) (a)		2,912,770

Other Assets, Less Liabilities (0.2%)		6,058

Net Assets (100.0%)		2,918,828

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $14,981 representing 0.5% of the net assets.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $1,471,954 and the net unrealized appreciation of investments based on that cost was $1,440,816 which is comprised of $1,482,760 aggregate gross unrealized appreciation and $41,944 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2017, $35,103)	288	9/17	$(241)

(p)	Restricted securities (excluding 144A issues) on June 30, 2017.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/15	$-	$-	0.00%
Casa Ley SA de CV	2/2/15	30	30	0.00%

(r)	Rates are discount rates at the time of purchase

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Common Stocks
Consumer Staples	$260,674	$-	$30
All Others	2,622,094
Short-Term Investments	—	29,972	—

Total Assets:	$2,882,768	$29,972	$30

Liabilities:
Other Financial Instruments^
Futures	(241)	—	—

Total Liabilities:	$(241)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Large Company Value Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,046.17	$ 3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$ 3.61

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

Large Company Value Portfolio

Large Company Value Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (97.7%)	Shares/ $ Par	Value $(000’s)
Consumer Discretionary (8.5%)
Advance Auto Parts, Inc.	21,590	2,517
Carnival Corp.	14,600	957
Delphi Automotive PLC	13,210	1,158
Honda Motor Co., Ltd., ADR	36,480	999
Johnson Controls International PLC	134,340	5,825
L Brands, Inc.	10,690	576
Mattel, Inc.	74,760	1,610
Ralph Lauren Corp.	7,310	539
Target Corp.	17,210	900
Time Warner, Inc.	13,620	1,368

Total		16,449

Consumer Staples (8.9%)
CVS Health Corp.	36,670	2,951
General Mills, Inc.	23,070	1,278
Mondelez International, Inc.	58,820	2,540
The Procter & Gamble Co.	58,530	5,101
Unilever NV	17,840	984
Wal-Mart Stores, Inc.	60,190	4,555

Total		17,409

Energy (15.9%)
Anadarko Petroleum Corp.	48,410	2,195
Baker Hughes, Inc.	38,110	2,077
Chevron Corp.	46,650	4,867
Exxon Mobil Corp.	17,930	1,447
Imperial Oil, Ltd.	105,500	3,075
Occidental Petroleum Corp.	59,690	3,574
Royal Dutch Shell PLC - Class B, ADR	26,510	1,443
Schlumberger, Ltd.	107,440	7,074
Total SA, ADR	103,902	5,153

Total		30,905

Financials (23.3%)
Aflac, Inc.	19,830	1,540
Ameriprise Financial, Inc.	14,000	1,782
Bank of America Corp.	182,530	4,428
Bank of New York Mellon Corp.	88,170	4,499

Common Stocks (97.7%)	Shares/ $ Par	Value $(000’s)
Financials continued
BB&T Corp.	93,430	4,243
BlackRock, Inc.	1,170	494
Chubb, Ltd.	26,630	3,872
Invesco, Ltd.	88,710	3,122
JPMorgan Chase & Co.	35,680	3,261
M&T Bank Corp.	16,130	2,612
MetLife, Inc.	26,450	1,453
PNC Financial Services Group, Inc.	29,500	3,684
US Bancorp	93,720	4,866
Wells Fargo & Co.	100,350	5,560

Total		45,416

Health Care (17.3%)
Abbott Laboratories	49,660	2,414
AbbVie, Inc.	13,190	956
Allergan PLC	9,580	2,329
CIGNA Corp.	4,720	790
HCA Healthcare, Inc.*	21,190	1,848
Johnson & Johnson	30,020	3,971
McKesson Corp.	7,250	1,193
Medtronic PLC	46,180	4,098
Merck & Co., Inc.	50,740	3,252
Pfizer, Inc.	207,710	6,977
Roche Holding AG	11,470	2,920
Teva Pharmaceutical Industries, Ltd., ADR	15,250	507
Zimmer Biomet Holdings, Inc.	19,530	2,508

Total		33,763

Industrials (7.7%)
Boeing Co.	2,440	483
General Electric Co.	245,230	6,624
Ingersoll-Rand PLC	12,900	1,179
Textron, Inc.	45,760	2,155
Union Pacific Corp.	5,430	591
United Technologies Corp.	31,700	3,871

Total		14,903

Information Technology (8.4%)
Applied Materials, Inc.	35,840	1,480
Cisco Systems, Inc.	143,180	4,481
Intel Corp.	38,790	1,309

Common Stocks (97.7%)	Shares/ $ Par	Value $(000’s)
Information Technology continued
Lam Research Corp.	6,750	955
Oracle Corp.	77,210	3,871
QUALCOMM, Inc.	32,740	1,808
TE Connectivity, Ltd.	31,950	2,514

Total		16,418

Materials (1.5%)
The Dow Chemical Co.	30,330	1,913
WestRock Co.	17,930	1,016

Total		2,929

Real Estate (0.7%)
Boston Properties, Inc.	10,540	1,296

Total		1,296

Telecommunication Services (2.3%)
Verizon Communications, Inc.	99,580	4,447

Total		4,447

Utilities (3.2%)
Edison International	24,860	1,944
PG&E Corp.	20,810	1,381
PPL Corp.	32,400	1,253
Xcel Energy, Inc.	35,640	1,635

Total		6,213

Total Common Stocks (Cost: $176,415)		190,148

Investment Companies (1.3%)
Investment Companies (1.3%)
iShares Russell 1000 Value Index Fund	21,860	2,545

Total		2,545

Total Investment Companies (Cost: $2,515)		2,545

Total Investments (99.0%) (Cost: $178,930)(a)		192,693

Other Assets, Less Liabilities (1.0%)		1,882

Net Assets (100.0%)		194,575

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $178,930 and the net unrealized appreciation of investments based on that cost was $13,763 which is comprised of $19,291 aggregate gross unrealized appreciation and $5,528 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Large Company Value Portfolio

(h)	Forward foreign currency contracts outstanding on June 30, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)			Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	HSBC Bank USA NA	CAD	84	65	9/17	$	—(m	)	$—	$	—(m )
Sell	HSBC Bank USA NA	CAD	3,513	2,712	9/17		—		(58)		(58)
Sell	HSBC Bank USA NA	CHF	2,400	2,518	9/17		—		(32)		(32)
Sell	HSBC Bank USA NA	EUR	4,582	5,259	9/17		—		(107)		(107)
Buy	HSBC Bank USA NA	GBP	38	49	9/17		—(m	)	—		—(m )
Sell	HSBC Bank USA NA	GBP	1,000	1,307	9/17		—		(30)		(30)
Sell	HSBC Bank USA NA	JPY	95,391	852	9/17		7		—		7

							$7		$(227)		$(220)

CAD — Canadian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio's assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Common Stocks	$190,148	$—	$—
Investment Companies	2,545	—	—
Other Financial Instruments^
Forward Currency Contracts	—	7	—

Total Assets:	$192,693	$7	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(227)	—

Total Liabilities:	$—	$(227)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Domestic Equity Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,028.63	$ 2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$ 2.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Domestic Equity Portfolio

Domestic Equity Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (2.8%)
Lowe’s Cos., Inc.	269,800	20,918

Total		20,918

Consumer Staples (11.4%)
Archer-Daniels-Midland Co.	501,500	20,752
CVS Health Corp.	284,000	22,851
The Kraft Heinz Co.	248,866	21,313
Mondelez International, Inc.	465,900	20,122

Total		85,038

Energy (13.9%)
Chevron Corp.	208,246	21,726
ConocoPhillips	476,700	20,956
Halliburton Co.	471,500	20,138
Marathon Oil Corp.	1,636,345	19,390
Occidental Petroleum Corp.	361,500	21,643

Total		103,853

Financials (12.7%)
The Allstate Corp.	268,000	23,702
The Bank of New York Mellon Corp.	469,700	23,964
BB&T Corp.	512,300	23,264

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Marsh & McLennan Cos., Inc.	301,900	23,536

Total		94,466

Health Care (22.0%)
Abbott Laboratories	516,400	25,102
Cardinal Health, Inc.	296,400	23,095
Express Scripts Holding Co.*	356,484	22,758
Johnson & Johnson	180,300	23,852
Merck & Co., Inc.	361,500	23,169
Pfizer, Inc.	650,200	21,840
Quest Diagnostics, Inc.	216,100	24,022

Total		163,838

Industrials (9.3%)
Northrop Grumman Corp.	90,700	23,284
Raytheon Co.	145,600	23,511
Waste Management, Inc.	304,600	22,342

Total		69,137

Information Technology (12.1%)
CA, Inc.	661,487	22,801
Cisco Systems, Inc.	689,200	21,572
Intel Corp.	613,400	20,696
Oracle Corp.	496,300	24,885

Total		89,954

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)
Materials (3.0%)
E.I. du Pont de Nemours & Co.	277,900	22,429

Total		22,429

Real Estate (3.1%)
Equity Residential	350,095	23,047

Total		23,047

Telecommunication Services (5.6%)
AT&T, Inc.	553,300	20,876
Verizon Communications, Inc.	462,600	20,660

Total		41,536

Utilities (2.9%)
Edison International	276,900	21,651

Total		21,651

Total Common Stocks (Cost: $562,370)		735,867

Total Investments (98.7%) (Cost: $562,370) (a)		735,867

Other Assets, Less Liabilities (1.2%)		9,005

Net Assets (100.0%)		744,872

*	Non-Income Producing

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $562,370 and the net unrealized appreciation of investments based on that cost was $173,497 which is comprised of $203,061 aggregate gross unrealized appreciation and $29,564 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
		(Amounts in thousands	)

Assets:
Common Stocks	$735,867	$—		$—

Total Assets:	$735,867	$—		$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

Equity Income Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued. The Portfolio may underperform similar funds that invest without an emphasis on dividend-paying stocks. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,055.68	$ 3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$ 3.16

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equity Income Portfolio

Equity Income Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.1%)
Adient PLC	73,345	4,795
Carnival Corp.	56,100	3,679
Comcast Corp. - Class A	262,400	10,213
Ford Motor Co.	263,000	2,943
Kohl’s Corp.	125,100	4,838
Las Vegas Sands Corp.	133,000	8,497
Macy’s, Inc.	118,100	2,745
Mattel, Inc.	235,300	5,066
News Corp. - Class A	481,900	6,602
Time Warner, Inc.	10,500	1,054
Twenty-First Century Fox, Inc. - Class B	407,800	11,365
The Walt Disney Co.	29,300	3,113

Total		64,910

Consumer Staples (6.3%)
Archer-Daniels-Midland Co.	196,400	8,127
Avon Products, Inc.*	127,100	483
Coty, Inc. - Class A	203,297	3,814
Diageo PLC	141,773	4,189
Kellogg Co.	49,000	3,404
PepsiCo, Inc.	81,100	9,366
Philip Morris International, Inc.	46,500	5,461
Tyson Foods, Inc. - Class A	130,500	8,173
Wal-Mart Stores, Inc.	99,700	7,545

Total		50,562

Energy (9.4%)
Apache Corp.	131,356	6,296
Canadian Natural Resources, Ltd.	109,300	3,152
Chevron Corp.	77,200	8,054
EQT Corp.	23,990	1,406
Exxon Mobil Corp.	238,100	19,222
Hess Corp.	149,300	6,550
Occidental Petroleum Corp.	154,000	9,220
Royal Dutch Shell PLC - Class A, ADR	109,300	5,814
Total SA, ADR	287,200	14,242
TransCanada Corp.	23,800	1,134

Total		75,090

Financials (25.7%)
American Express Co.	60,000	5,054
American International Group, Inc.	85,500	5,345
Ameriprise Financial, Inc.	79,300	10,094
Bank of America Corp.	106,623	2,587
Bank of New York Mellon Corp.	139,200	7,102
Chubb, Ltd.	28,175	4,096

Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Citigroup, Inc.	181,500	12,139
Fifth Third Bancorp	365,400	9,486
JPMorgan Chase & Co.	311,188	28,443
KeyCorp	327,700	6,141
Loews Corp.	253,600	11,871
Marsh & McLennan Cos., Inc.	90,700	7,071
MetLife, Inc.	233,500	12,828
Morgan Stanley	372,800	16,612
Northern Trust Corp.	77,600	7,544
PNC Financial Services Group, Inc.	60,200	7,517
Royal Bank of Scotland Group PLC*	650,541	2,095
State Street Corp.	150,100	13,468
US Bancorp	196,700	10,213
Wells Fargo & Co.	338,700	18,767
Willis Towers Watson PLC	31,316	4,555
XL Group, Ltd.	61,600	2,698

Total		205,726

Health Care (10.6%)
Anthem, Inc.	71,949	13,536
Becton, Dickinson and Co.	33,800	6,595
Bristol-Myers Squibb Co.	129,500	7,216
Gilead Sciences, Inc.	115,600	8,182
GlaxoSmithKline PLC	203,867	4,342
Johnson & Johnson	123,000	16,271
Medtronic PLC	95,900	8,511
Merck & Co., Inc.	117,300	7,518
Pfizer, Inc.	362,726	12,184

Total		84,355

Industrials (10.4%)
The Boeing Co.	77,100	15,246
Cummins, Inc.	17,600	2,855
Delta Air Lines, Inc.	38,500	2,069
Emerson Electric Co.	126,100	7,518
Flowserve Corp.	81,921	3,804
General Electric Co.	371,600	10,037
Illinois Tool Works, Inc.	67,100	9,612
Johnson Controls International PLC	306,959	13,310
Pentair PLC	77,100	5,130
Southwest Airlines Co.	55,500	3,449
United Parcel Service, Inc. - Class B	80,900	8,947
United Technologies Corp.	8,500	1,038

Total		83,015

Information Technology (9.6%)
Analog Devices, Inc.	30,700	2,389

Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Apple, Inc.	24,000	3,457
Applied Materials, Inc.	203,800	8,419
CA, Inc.	42,800	1,475
Cisco Systems, Inc.	308,500	9,656
Harris Corp.	104,273	11,374
Microsoft Corp.	232,600	16,033
QUALCOMM, Inc.	217,800	12,027
TE Connectivity, Ltd.	37,800	2,974
Texas Instruments, Inc.	59,600	4,585
Western Digital Corp.	52,000	4,607

Total		76,996

Materials (5.0%)
Akzo Nobel NV	31,800	922
CF Industries Holdings, Inc.	219,300	6,132
E.I. du Pont de Nemours and Co.	168,100	13,567
International Paper Co.	143,500	8,124
Nucor Corp.	80,100	4,635
Vulcan Materials Co.	48,600	6,157

Total		39,537

Real Estate (2.1%)
Equity Residential	76,400	5,029
Rayonier, Inc.	218,562	6,288
Weyerhaeuser Co.	167,635	5,616

Total		16,933

Telecommunication Services (2.9%)
CenturyLink, Inc.	140,290	3,350
Telefonica SA	255,609	2,639
Verizon Communications, Inc.	323,008	14,425
Vodafone Group PLC	842,235	2,389

Total		22,803

Utilities (5.6%)
The AES Corp.	183,400	2,038
Edison International	96,600	7,553
Exelon Corp.	163,000	5,880
NiSource, Inc.	322,400	8,176
PG&E Corp.	157,200	10,433
The Southern Co.	142,836	6,839
Xcel Energy, Inc.	91,700	4,207

Total		45,126

Total Common Stocks (Cost: $639,308)		765,053

Convertible Preferred Stocks (1.9%)
Energy (1.2%)
DTE Energy Co., 6.500%, 10/1/19	25,217	1,383

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Equity Income Portfolio

Convertible Preferred Stocks (1.9%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Great Plains Energy, 7.000%, 9/15/19	45,247	2,400
NextEra Energy, Inc., 6.123%, 9/1/19	105,113	5,677

Total		9,460

Health Care (0.7%)
Becton, Dickinson and Co., 6.125%, 5/1/20	100,450	5,503

Total		5,503

Total Convertible Preferred Stocks (Cost: $13,698)		14,963

Corporate Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)
Information Technology (0.2%)
Western Digital Corp., 10.500%, 4/1/24, 144A*	1,150,000	1,357

Total Corporate Bonds (Cost: $1,130)		1,357

Total Investments (97.8%) (Cost: $654,136)(a)		781,373

Other Assets, Less Liabilities (2.2%)		17,845

Net Assets (100.0%)		799,218

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $1,357 representing 0.2% of the net assets.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $654,136 and the net unrealized appreciation of investments based on that cost was $127,237 which is comprised of $150,748 aggregate gross unrealized appreciation and $23,511 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Convertible Preferred Stocks	$14,963	$—	$—
Common Stocks	765,053	—	—
Corporate Bonds	—	1,357	—

Total Assets:	$780,016	$1,357	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Mid Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,106.56	$ 2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$ 2.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (21.1%)
CarMax, Inc.*	266,428	16,801
Domino’s Pizza, Inc.	49,467	10,464
Hanesbrands, Inc.	1,073,137	24,854
L Brands, Inc.	206,263	11,115
Live Nation Entertainment, Inc.*	288,581	10,057
Newell Brands, Inc.	543,142	29,123
O’Reilly Automotive, Inc.*	103,820	22,710
Ross Stores, Inc.	507,471	29,296
Six Flags Entertainment Corp.	470,658	28,056
Tractor Supply Co.	330,681	17,926
Vail Resorts, Inc.	107,685	21,842

Total		222,244

Energy (1.2%)
Concho Resources, Inc.*	104,900	12,748

Total		12,748

Financials (8.1%)
Affiliated Managers Group, Inc.	69,253	11,486
East West Bancorp, Inc.	308,202	18,055
Nasdaq, Inc.	166,348	11,892
The Progressive Corp.	637,827	28,122
Signature Bank*	106,181	15,240

Total		84,795

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)
Health Care (15.3%)
ABIOMED, Inc.*	75,194	10,775
Align Technology, Inc.*	115,112	17,281
BioMarin Pharmaceutical, Inc.*	213,855	19,422
Centene Corp.*	339,765	27,140
The Cooper Cos., Inc.	64,463	15,434
HealthSouth Corp.	310,987	15,052
Mettler-Toledo International, Inc.*	20,980	12,348
Veeva Systems, Inc.- Class A*	254,360	15,595
Zoetis, Inc.	455,805	28,433

Total		161,480

Industrials (20.5%)
BWX Technologies, Inc.	521,066	25,402
Copart, Inc.*	1,104,700	35,118
Equifax, Inc.	211,174	29,020
Fortive Corp.	247,861	15,702
The Middleby Corp.*	161,379	19,609
Old Dominion Freight Line, Inc.	246,933	23,518
Verisk Analytics, Inc.*	427,955	36,107
Wabtec Corp.	214,442	19,621
Xylem, Inc.	199,569	11,062

Total		215,159

Information Technology (23.1%)
Arista Networks, Inc.*	83,549	12,515
Booz Allen Hamilton Holding Corp.	644,773	20,981

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Check Point Software Technologies, Ltd.*	259,929	28,353
CoStar Group, Inc.*	144,985	38,218
CSRA, Inc.	853,126	27,087
Guidewire Software, Inc.*	336,052	23,090
j2 Global, Inc.	115,112	9,795
MAXIMUS, Inc.	289,638	18,140
Red Hat, Inc.*	388,966	37,243
Vantiv, Inc. - Class A*	432,943	27,423

Total		242,845

Materials (7.2%)
Axalta Coating Systems, Ltd.*	465,088	14,901
Ball Corp.	828,061	34,953
Vulcan Materials Co.	201,445	25,519

Total		75,373

Real Estate (3.2%)
SBA Communications Corp.*	250,646	33,812

Total		33,812

Total Common Stocks (Cost: $907,001)		1,048,456

Total Investments (99.7%) (Cost: $907,001) (a)		1,048,456

Other Assets, Less Liabilities (0.3%)		3,670

Net Assets (100.0%)		1,052,126

*	Non-Income Producing

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $907,001 and the net unrealized appreciation of investments based on that cost was $141,455 which is comprised of $159,569 aggregate gross unrealized appreciation and $18,114 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,048,456	$—	$—

Total Assets:	$1,048,456	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and, to a lesser extent, swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,058.82	$ 1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$ 1.30

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.5%)
Aaron’s, Inc.	30,721	1,195
Adtalem Global Education, Inc.	27,839	1,057
AMC Networks, Inc. – Class A*	26,921	1,438
American Eagle Outfitters, Inc.	81,265	979
Big Lots, Inc.	21,878	1,057
Brinker International, Inc.	23,903	911
Brunswick Corp.	43,626	2,737
Buffalo Wild Wings, Inc.*	7,884	999
Cabela’s, Inc.*	25,248	1,500
Cable One, Inc.	2,291	1,629
CalAtlantic Group, Inc.	37,590	1,329
Carter’s, Inc.	23,638	2,103
The Cheesecake Factory, Inc.	21,790	1,096
Chico’s FAS, Inc.	63,255	596
Churchill Downs, Inc.	6,040	1,107
Cinemark Holdings, Inc.	51,754	2,011
Cooper Tire & Rubber Co.	25,858	934
Cracker Barrel Old Country Store, Inc.	11,745	1,964
Dana, Inc.	70,617	1,577
Deckers Outdoor Corp.*	15,627	1,067
Dick’s Sporting Goods, Inc.	42,876	1,708
Dillard’s, Inc. - Class A	10,577	610
Domino’s Pizza, Inc.	23,492	4,969
Dunkin’ Brands Group, Inc.	45,019	2,481
GameStop Corp. - Class A	49,468	1,069
Gentex Corp.	140,331	2,662
Graham Holdings Co.	2,272	1,362
Helen of Troy, Ltd.*	13,216	1,244
HSN, Inc.	15,607	498
International Speedway Corp. - Class A	12,333	463
Jack in the Box, Inc.	14,370	1,415
John Wiley & Sons, Inc. - Class A	21,877	1,154
Kate Spade & Co.*	62,670	1,159
KB Home	40,592	973
Live Nation Entertainment, Inc.*	65,247	2,274
Meredith Corp.	17,917	1,065
The Michaels Cos., Inc.*	51,674	957
Murphy USA, Inc.*	16,887	1,252
The New York Times Co. - Class A	59,675	1,056
NVR, Inc.*	1,703	4,105
Office Depot, Inc.	252,378	1,423
Panera Bread Co. - Class A*	10,422	3,279

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Papa John’s International, Inc.	12,931	928
Polaris Industries, Inc.	28,618	2,639
Pool Corp.	20,200	2,375
Sally Beauty Co., Inc.*	67,138	1,360
Service Corp. International	91,834	3,072
Skechers U.S.A., Inc. - Class A*	65,355	1,928
Sotheby’s*	22,385	1,201
TEGNA, Inc.	104,889	1,511
Tempur Sealy International, Inc.*	22,906	1,223
Texas Roadhouse, Inc.	31,528	1,606
Thor Industries, Inc.	23,376	2,443
Toll Brothers, Inc.	72,283	2,856
TRI Pointe Group, Inc.*	77,699	1,025
Tupperware Brands Corp.	24,779	1,740
Urban Outfitters, Inc.*	43,174	800
The Wendy’s Co.	93,526	1,451
Williams-Sonoma, Inc.	38,936	1,888

Total		94,510

Consumer Staples (3.7%)
Avon Products, Inc.*	214,866	817
The Boston Beer Co., Inc. - Class A*	4,516	597
Casey’s General Stores, Inc.	19,139	2,050
Dean Foods Co.	44,396	755
Edgewell Personal Care Co.*	28,050	2,132
Energizer Holdings, Inc.	30,205	1,450
Flowers Foods, Inc.	89,944	1,557
The Hain Celestial Group, Inc.*	50,534	1,962
Ingredion, Inc.	35,016	4,174
Lamb Weston Holdings, Inc.	67,787	2,985
Lancaster Colony Corp.	9,518	1,167
Nu Skin Enterprises, Inc.	24,264	1,525
Post Holdings, Inc.*	32,371	2,514
Snyder’s-Lance, Inc.	42,013	1,455
Sprouts Farmers Market, Inc.*	63,135	1,431
Tootsie Roll Industries, Inc.	8,669	302
TreeHouse Foods, Inc.*	27,815	2,272
United Natural Foods, Inc.*	24,715	907

Total		30,052

Energy (2.9%)
CONSOL Energy, Inc.*	86,532	1,293
Diamond Offshore Drilling, Inc.*	31,506	341
Dril-Quip, Inc.*	18,482	902

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Energen Corp.*	47,417	2,341
Ensco PLC - Class A	148,307	765
Gulfport Energy Corp.*	77,704	1,146
HollyFrontier Corp.	86,637	2,380
Matador Resources Co.*	45,516	973
Nabors Industries, Ltd.	139,614	1,136
Oceaneering International, Inc.	48,000	1,096
Oil States International, Inc.*	25,226	685
Patterson-UTI Energy, Inc.	80,768	1,631
PBF Energy, Inc.	53,582	1,193
QEP Resources, Inc.*	117,486	1,187
Rowan Cos., PLC – Class A*	61,599	631
SM Energy Co.	47,828	791
Southwestern Energy Co.*	247,118	1,502
Superior Energy Services, Inc.*	74,658	779
World Fuel Services Corp.	33,737	1,297
WPX Energy, Inc.*	194,229	1,876

Total		23,945

Financials (16.1%)
Alleghany Corp.*	7,542	4,486
American Financial Group, Inc.	35,961	3,573
Aspen Insurance Holdings, Ltd.	29,304	1,461
Associated Banc-Corp.	74,408	1,875
BancorpSouth, Inc.	40,605	1,239
Bank of Hawaii Corp.	20,865	1,731
Bank of the Ozarks, Inc.	59,320	2,780
Brown & Brown, Inc.	56,187	2,420
Cathay General Bancorp	36,659	1,391
Chemical Financial Corp.	34,743	1,682
CNO Financial Group, Inc.	83,686	1,747
Commerce Bancshares, Inc.	42,691	2,426
Cullen/Frost Bankers, Inc.	27,803	2,611
East West Bancorp, Inc.	70,580	4,135
Eaton Vance Corp.	56,169	2,658
F.N.B. Corp.	157,834	2,235
FactSet Research Systems, Inc.	19,275	3,203
Federated Investors, Inc. - Class B	45,320	1,280
First American Financial Corp.	53,872	2,408
First Horizon National Corp.	114,203	1,989
Fulton Financial Corp.	85,398	1,623
Genworth Financial, Inc. - Class A*	243,737	919

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Hancock Holding Co.	41,288	2,023
Hanover Insurance Group, Inc.	20,846	1,848
Home Bancshares, Inc.	61,656	1,535
International Bancshares Corp.	28,395	995
Janus Henderson Group, PLC*	88,112	2,917
Kemper Corp.	23,804	919
Legg Mason, Inc.	41,677	1,590
MarketAxess Holdings, Inc.	18,361	3,692
MB Financial, Inc.	34,810	1,533
Mercury General Corp.	17,833	963
MSCI, Inc.	44,231	4,555
New York Community Bancorp, Inc.	238,902	3,137
Old Republic International Corp.	119,749	2,339
PacWest Bancorp	58,556	2,735
Pinnacle Financial Partners, Inc.	35,417	2,224
Primerica, Inc.	22,228	1,684
Prosperity Bancshares, Inc.	33,945	2,181
Reinsurance Group of America, Inc.	31,455	4,039
RenaissanceRe Holdings, Ltd.	19,844	2,759
SEI Investments Co.	65,125	3,502
Signature Bank*	26,224	3,764
SLM Corp.*	210,562	2,422
Stifel Financial Corp.*	33,438	1,538
SVB Financial Group*	25,644	4,508
Synovus Financial Corp.	59,743	2,643
TCF Financial Corp.	83,646	1,333
Texas Capital Bancshares, Inc.*	24,212	1,874
Trustmark Corp.	33,085	1,064
UMB Financial Corp.	21,430	1,604
Umpqua Holdings Corp.	107,667	1,977
United Bankshares, Inc.	51,218	2,008
Valley National Bancorp	128,886	1,522
Washington Federal, Inc.	43,691	1,451
Webster Financial Corp.	45,042	2,352
Wintrust Financial Corp.	27,189	2,078
WR Berkley Corp.	47,376	3,277

Total		132,457

Health Care (8.9%)
ABIOMED, Inc.*	19,907	2,853
Acadia Healthcare Co., Inc.*	37,327	1,843
Akorn, Inc.*	42,591	1,428
Allscripts Healthcare Solutions, Inc.*	88,646	1,131

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Bio-Rad Laboratories, Inc. - Class A*	10,169	2,301
Bio-Techne Corp.	18,237	2,143
Bioverativ, Inc.*	52,836	3,179
Catalent, Inc.*	61,043	2,143
Charles River Laboratories International, Inc.*	23,272	2,354
Endo International PLC*	97,002	1,084
Globus Medical, Inc. – Class A*	35,271	1,169
Halyard Health, Inc.*	22,798	896
HealthSouth Corp.	43,755	2,118
Hill-Rom Holdings, Inc.	29,236	2,327
INC Research Holdings, Inc. - Class A*	26,430	1,546
LifePoint Health, Inc.*	19,719	1,324
LivaNova PLC*	21,181	1,296
Masimo Corp.*	22,236	2,027
Medidata Solutions, Inc.*	25,380	1,985
MEDNAX, Inc.*	45,438	2,743
Molina Healthcare, Inc.*	20,885	1,445
NuVasive, Inc.*	24,749	1,904
Owens & Minor, Inc.	29,897	962
PAREXEL International Corp.*	24,797	2,155
Prestige Brands Holdings, Inc.*	25,868	1,366
ResMed, Inc.	69,278	5,395
STERIS PLC	41,490	3,381
Teleflex, Inc.	21,973	4,565
Tenet Heathcare Corp.*	39,287	760
United Therapeutics Corp.*	22,012	2,856
VCA, Inc.*	39,699	3,665
WellCare Health Plans, Inc.*	21,735	3,903
West Pharmaceutical Services, Inc.	35,931	3,396

Total		73,643

Industrials (14.8%)
A.O. Smith Corp.	71,944	4,053
AECOM*	76,076	2,459
AGCO Corp.	32,601	2,197
Avis Budget Group, Inc.*	41,149	1,122
Carlisle Cos., Inc.	31,557	3,011
Clean Harbors, Inc.*	25,431	1,420
Copart, Inc.*	100,140	3,183
Crane Co.	24,709	1,961
Curtiss-Wright Corp.	21,614	1,984
Deluxe Corp.	23,693	1,640
Donaldson Co., Inc.	64,533	2,939
The Dun & Bradstreet Corp.	18,024	1,949
Dycom Industries, Inc.*	15,182	1,359
EMCOR Group, Inc.	28,935	1,892
EnerSys	21,258	1,540

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Esterline Technologies Corp.*	14,545	1,379
FTI Consulting, Inc.*	20,186	706
GATX Corp.	19,100	1,228
Genesee & Wyoming, Inc. - Class A*	30,054	2,055
Graco, Inc.	27,137	2,965
Granite Construction, Inc.	19,451	938
Herman Miller, Inc.	29,205	888
HNI Corp.	21,539	859
Hubbell, Inc.	25,005	2,830
Huntington Ingalls Industries, Inc.	22,481	4,185
IDEX Corp.	37,276	4,213
ITT, Inc.	43,312	1,740
JetBlue Airways Corp.*	163,000	3,721
KBR, Inc.	69,930	1,064
Kennametal, Inc.	39,351	1,472
Kirby Corp.*	26,382	1,764
KLX, Inc.*	25,267	1,263
Landstar System, Inc.	20,480	1,753
Lennox International, Inc.	18,762	3,445
Lincoln Electric Holdings, Inc.	30,213	2,782
ManpowerGroup, Inc.	32,768	3,659
MSA Safety, Inc.	15,383	1,249
MSC Industrial Direct Co., Inc. - Class A	22,025	1,893
Nordson Corp.	26,184	3,177
NOW, Inc.*	52,596	846
Old Dominion Freight Line, Inc.	33,829	3,222
Orbital ATK, Inc.	28,193	2,773
Oshkosh Corp.	36,537	2,517
Pitney Bowes, Inc.	91,106	1,376
Regal Beloit Corp.	21,889	1,785
Rollins, Inc.	46,859	1,908
Ryder System, Inc.	26,164	1,883
Teledyne Technologies, Inc.*	17,238	2,200
Terex Corp.	47,678	1,788
The Timken Co.	34,290	1,586
The Toro Co.	52,554	3,641
Trinity Industries, Inc.	74,336	2,084
Valmont Industries, Inc.	11,033	1,650
Wabtec Corp.	42,189	3,860
Watsco, Inc.	14,849	2,290
Werner Enterprises, Inc.	21,873	642
Woodward, Inc.	26,939	1,821

Total		121,809

Information Technology (17.4%)
3D Systems Corp.*	52,817	988
ACI Worldwide, Inc.*	57,663	1,290
Acxiom Corp.*	38,351	996

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
ARRIS International PLC*	91,731	2,570
Arrow Electronics, Inc.*	43,400	3,403
Avnet, Inc.	61,060	2,374
Belden, Inc.	20,650	1,558
Blackbaud, Inc.	23,380	2,005
Broadridge Financial Solutions, Inc.	57,437	4,340
Brocade Communications Systems, Inc.	200,306	2,526
Cadence Design Systems, Inc.*	136,585	4,574
Cars.com, Inc.*	34,963	931
CDK Global, Inc.	70,927	4,402
Ciena Corp.*	69,254	1,733
Cirrus Logic, Inc.*	31,466	1,974
Cognex Corp.	42,326	3,593
Coherent, Inc.*	12,029	2,706
CommVault Systems, Inc.*	20,420	1,153
Convergys Corp.	45,981	1,093
CoreLogic, Inc.*	41,348	1,794
Cree, Inc.*	47,525	1,171
Cypress Semiconductor Corp.	160,930	2,197
Diebold Nixdorf, Inc.	36,871	1,032
DST Systems, Inc.	30,172	1,862
Fair Isaac Corp.	15,126	2,109
First Solar, Inc.*	38,209	1,524
Fortinet, Inc.*	72,980	2,732
Integrated Device Technology, Inc.*	64,966	1,675
InterDigital, Inc.	16,942	1,310
IPG Photonics Corp.*	18,357	2,664
j2 Global, Inc.	23,542	2,003
Jabil Circuit, Inc.	89,049	2,599
Jack Henry & Associates, Inc.	37,933	3,940
Keysight Technologies, Inc.*	90,226	3,513
Knowles Corp.*	43,585	737
Leidos Holdings, Inc.	70,091	3,623
Littelfuse, Inc.	11,086	1,829
LogMeIn, Inc.	25,735	2,689
Manhattan Associates, Inc.*	33,923	1,630
MAXIMUS, Inc.	31,666	1,983
Microsemi Corp.*	56,410	2,640
Monolithic Power Systems, Inc.	18,545	1,788
National Instruments Corp.	51,911	2,088
NCR Corp.*	59,206	2,418
NetScout Systems, Inc.*	44,806	1,541
NeuStar, Inc. - Class A*	27,246	909
Plantronics, Inc.	16,334	854
PTC, Inc.*	56,432	3,111
Sabre Corp.	100,527	2,188

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Science Applications International Corp.	21,350	1,482
Silicon Laboratories, Inc.*	20,687	1,414
Synaptics, Inc.*	16,758	867
SYNNEX Corp.	14,234	1,708
Take-Two Interactive Software, Inc.*	50,724	3,722
Tech Data Corp.*	16,947	1,712
Teradata Corp.*	63,939	1,886
Teradyne, Inc.	97,187	2,919
Trimble, Inc.*	123,540	4,407
Tyler Technologies, Inc.*	16,485	2,896
The Ultimate Software Group, Inc.*	14,516	3,049
VeriFone Systems, Inc.*	54,524	987
Versum Materials, Inc.	53,088	1,725
ViaSat, Inc.*	25,882	1,713
Vishay Intertechnology, Inc.	65,482	1,087
WebMD Health Corp.*	18,432	1,081
WEX, Inc.*	18,857	1,966
Zebra Technologies Corp. - Class A*	25,775	2,591

Total		143,574

Materials (7.5%)
Allegheny Technologies, Inc.	53,159	904
AptarGroup, Inc.	30,497	2,649
Ashland Global Holdings, Inc.	30,399	2,004
Bemis Co., Inc.	44,918	2,077
Cabot Corp.	30,519	1,631
Carpenter Technology Corp.	22,833	855
The Chemours Co.	90,111	3,417
Commercial Metals Co.	56,558	1,099
Compass Minerals International, Inc.	16,522	1,079
Domtar Corp.	30,575	1,175
Eagle Materials, Inc.	23,711	2,191
Greif, Inc. - Class A	12,611	703
Louisiana-Pacific Corp.*	70,709	1,705
Minerals Technologies, Inc.	17,140	1,255
NewMarket Corp.	4,516	2,079
Olin Corp.	81,042	2,454
Owens-Illinois, Inc.*	79,478	1,901
Packaging Corp. of America	46,019	5,126
PolyOne Corp.	39,938	1,547
Reliance Steel & Aluminum Co.	35,603	2,592
Royal Gold, Inc.	31,918	2,495
RPM International, Inc.	65,255	3,560
The Scotts Miracle-Gro Co. - Class A	21,535	1,926
Sensient Technologies Corp.	21,621	1,741
Silgan Holdings, Inc.	36,634	1,164

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Materials continued
Sonoco Products Co.	48,549	2,496
Steel Dynamics, Inc.	118,113	4,230
United States Steel Corp.	85,321	1,889
Valvoline, Inc.	99,898	2,370
Worthington Industries, Inc.	21,465	1,078

Total		61,392

Real Estate (9.7%)
Alexander & Baldwin, Inc.	22,568	934
American Campus Communities, Inc.	65,495	3,098
Camden Property Trust	42,813	3,661
Care Capital Properties, Inc.	41,058	1,096
CoreCivic, Inc.	57,716	1,592
Corporate Office Properties Trust	48,573	1,701
Cousins Properties, Inc.	204,631	1,799
CyrusOne, Inc.	38,140	2,126
DCT Industrial Trust, Inc.	44,905	2,400
Douglas Emmett, Inc.	71,739	2,741
Duke Realty Corp.	173,707	4,855
Education Realty Trust, Inc.	35,749	1,385
EPR Properties	31,296	2,249
First Industrial Realty Trust, Inc.	57,288	1,640
The GEO Group, Inc.	60,785	1,797
Healthcare Realty Trust, Inc.	56,881	1,942
Highwoods Properties, Inc.	49,837	2,527
Hospitality Properties Trust	80,245	2,339
Jones Lang LaSalle, Inc.	22,123	2,765
Kilroy Realty Corp.	48,011	3,608
Lamar Advertising Co. - Class A	40,785	3,001
LaSalle Hotel Properties	55,307	1,648
Liberty Property Trust	71,913	2,928
Life Storage, Inc.	22,713	1,683
Mack-Cali Realty Corp.	43,889	1,191
Medical Properties Trust, Inc.	177,811	2,288
National Retail Properties, Inc.	72,854	2,849
Omega Healthcare Investors, Inc.	96,141	3,175
Potlatch Corp.	19,838	907
Quality Care Properties, Inc.*	45,722	837
Rayonier, Inc.	62,933	1,811
Senior Housing Properties Trust	116,040	2,372
Tanger Factory Outlet Centers, Inc.	47,119	1,224
Taubman Centers, Inc.	29,648	1,766
Uniti Group, Inc.	77,136	1,939
Urban Edge Properties	48,325	1,147

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
Washington Prime Group, Inc.	90,538	758
Weingarten Realty Investors	57,701	1,737

Total		79,516

Telecommunication Services (0.2%)
Frontier Communications Corp.	573,046	665
Telephone and Data Systems, Inc.	45,821	1,271

Total		1,936

Utilities (5.4%)
Aqua America, Inc.	86,759	2,889
Atmos Energy Corp.	51,433	4,266
Black Hills Corp.	26,116	1,762
Great Plains Energy, Inc.	105,323	3,084
Hawaiian Electric Industries, Inc.	53,124	1,720
IDACORP, Inc.	24,616	2,101
MDU Resources Group, Inc.	95,406	2,500
National Fuel Gas Co.	41,726	2,330
New Jersey Resources Corp.	42,225	1,676
NorthWestern Corp.	23,665	1,444

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
OGE Energy Corp.	97,555	3,394
ONE Gas, Inc.	25,620	1,789
PNM Resources, Inc.	38,911	1,488
Southwest Gas Holdings, Inc.	23,233	1,697
UGI Corp.	84,570	4,094
Vectren Corp.	40,523	2,368
Westar Energy, Inc.	69,389	3,679
WGL Holdings, Inc.	25,020	2,088

Total		44,369

Total Common Stocks (Cost: $598,021)		807,203

Short-Term Investments (1.4%)
Commercial Paper (0.8%)
Apple, Inc., 0.96%, 7/24/17 144A (r)	1,000,000	999
Bank of America NA, 1.22%, 7/6/17	1,500,000	1,500
General Mills, Inc., 1.26%, 7/10/17 144A (r)	1,500,000	1,499
Pfizer, Inc., 0.95%, 7/12/17 144A (r)	1,500,000	1,500

Short-Term Investments (1.4%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper continued
The Walt Disney Co., 0.92%, 8/8/17 144A (r)	1,500,000	1,498

Total		6,996

US Government & Agencies (0.6%)
Federal Home Loan Bank, 0.91%, 8/4/17 (b,r)	2,000,000	1,998
Federal Home Loan Bank, 0.93%, 8/10/17 (r)	1,500,000	1,499
Federal Home Loan Bank, 1.02%, 8/9/13 (r)	1,100,000	1,099

Total		4,596

Total Short-Term Investments (Cost: $11,592)		11,592

Total Investments (99.5%) (Cost: $609,613) (a)		818,795

Other Assets, Less Liabilities (0.5%)		4,222

Net Assets (100.0%)		823,017

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $5,496 representing 0.7% of the net assets.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $609,613 and the net unrealized appreciation of investments based on that cost was $209,182 which is comprised of $245,328 aggregate gross unrealized appreciation and $36,146 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2017, $13,686)	78	9/17	$(66)

(r)	Rates are discount rates at the time of purchase

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Common Stocks	$807,203	$—	$—
Short-Term Investments	—	11,592	—

Total Assets:	$807,203	$11,592	$—

Liabilities:
Other Financial Instruments^
Futures	(66)	—	—

Total Liabilities:	$(66)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Mid Cap Value Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,041.11	$ 3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$ 3.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Portfolio

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (6.3%)
Advance Auto Parts, Inc.	49,834	5,810
Carnival Corp.	66,174	4,339
Delphi Automotive PLC	47,071	4,126
Honda Motor Co., Ltd., ADR	194,288	5,322
Mattel, Inc.	160,397	3,453
PulteGroup, Inc.	177,159	4,346
Ralph Lauren Corp.	29,860	2,204
Target Corp.	79,373	4,150

Total		33,750

Consumer Staples (6.5%)
Conagra Brands, Inc.	239,918	8,579
General Mills, Inc.	87,426	4,843
The J.M. Smucker Co.	23,964	2,836
Kellogg Co.	68,537	4,761
Lamb Weston Holdings, Inc.	36,984	1,629
Mondelez International, Inc.	167,120	7,218
Sysco Corp.	98,625	4,964

Total		34,830

Energy (13.0%)
Anadarko Petroleum Corp.	118,276	5,363
Baker Hughes, Inc.	144,544	7,879
Cimarex Energy Co.	14,791	1,391
Devon Energy Corp.	126,154	4,033
EQT Corp.	165,720	9,710
Halliburton Co.	44,370	1,895
Helmerich & Payne, Inc.	62,244	3,382
Imperial Oil, Ltd.	311,466	9,079
Marathon Petroleum Corp.	102,371	5,357
National Oilwell Varco, Inc.	182,160	6,000
Noble Energy, Inc.	240,878	6,817
Occidental Petroleum Corp.	111,899	6,699
Spectra Energy Partners LP	51,733	2,219

Total		69,824

Financials (23.7%)
Aflac, Inc.	37,850	2,940
Ameriprise Financial, Inc.	58,588	7,458
Arthur J. Gallagher & Co.	61,365	3,513
Bank of Hawaii Corp.	32,012	2,656
BB&T Corp.	161,486	7,333
Brown & Brown, Inc.	69,584	2,997
Capitol Federal Financial, Inc.	329,027	4,675
Chubb, Ltd.	47,204	6,863

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Comerica, Inc.	25,716	1,883
Commerce Bancshares, Inc.	95,741	5,441
Empire State Realty Trust, Inc.	101,575	2,110
Invesco, Ltd.	253,968	8,937
M&T Bank Corp.	37,813	6,124
MGM Growth Properties LLC - Class A	108,794	3,176
Northern Trust Corp.	175,154	17,027
Piedmont Office Realty Trust, Inc. - Class A	210,697	4,442
PNC Financial Services Group, Inc.	38,932	4,861
ProAssurance Corp.	42,334	2,574
Reinsurance Group of America, Inc.	38,570	4,952
State Street Corp.	42,885	3,848
SunTrust Banks, Inc.	46,947	2,663
T. Rowe Price Group, Inc.	65,914	4,891
Torchmark Corp.	23,369	1,788
The Travelers Cos., Inc.	17,276	2,186
UMB Financial Corp.	26,816	2,007
Unum Group	116,840	5,448
Westamerica Bancorporation	79,458	4,453

Total		127,246

Health Care (9.6%)
Abbott Laboratories	63,041	3,064
Baxter International, Inc.	49,912	3,022
Cardinal Health, Inc.	65,735	5,122
Express Scripts Holding Co.*	71,635	4,573
HCA Healthcare, Inc.*	44,398	3,871
LifePoint Health, Inc.*	106,270	7,136
McKesson Corp.	24,480	4,028
Quest Diagnostics, Inc.	46,573	5,177
STERIS PLC	48,547	3,957
Zimmer Biomet Holdings, Inc.	92,202	11,839

Total		51,789

Industrials (13.0%)
Cummins, Inc.	28,998	4,704
Emerson Electric Co.	81,159	4,839
Heartland Express, Inc.	286,981	5,975
Hubbell, Inc.	59,255	6,706
Ingersoll-Rand PLC	78,687	7,191
ITT, Inc.	14,394	578
Johnson Controls International PLC	367,247	15,924

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
PACCAR, Inc.	28,475	1,881
Parker Hannifin Corp.	19,604	3,133
Republic Services, Inc.	68,372	4,357
Rockwell Automation, Inc.	15,268	2,473
Royal Philips Electronics NV	147,103	5,224
Textron, Inc.	141,321	6,656

Total		69,641

Information Technology (6.9%)
Applied Materials, Inc.	154,563	6,385
Keysight Technologies, Inc.*	175,878	6,847
Lam Research Corp.	41,442	5,861
Maxim Integrated Products, Inc.	158,190	7,102
TE Connectivity, Ltd.	67,994	5,350
Teradyne, Inc.	191,241	5,743

Total		37,288

Materials (3.0%)
Bemis Co., Inc.	103,408	4,783
Graphic Packaging Holding Co.	19,467	268
Sonoco Products Co.	88,805	4,566
WestRock Co.	109,827	6,223

Total		15,840

Real Estate (3.2%)
American Tower Corp.	37,210	4,924
Boston Properties, Inc.	9,304	1,144
Weyerhaeuser Co.	331,164	11,094

Total		17,162

Telecommunication Services (1.2%)
Level 3 Communications, Inc.*	108,245	6,419

Total		6,419

Utilities (8.7%)
Ameren Corp.	70,175	3,837
Atmos Energy Corp.	41,219	3,419
Edison International	97,556	7,628
Eversource Energy	39,850	2,419
NorthWestern Corp.	56,124	3,425
PG&E Corp.	120,000	7,964
Pinnacle West Capital Corp.	46,555	3,965
Spire, Inc.	60,527	4,222
Westar Energy, Inc.	43,802	2,322

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Mid Cap Value Portfolio

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	167,686	7,693

Total		46,894

Total Common Stocks (Cost: $446,443)		510,683

Investment Companies (2.5%)
Investment Companies (2.5%)
iShares Russell Midcap Value Index Fund	162,572	13,671

Total Investment Companies (Cost: $12,814)		13,671

Short-Term Investments (3.2%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper (1.9%)
Credit Agricole Cib, 1.06%, 7/3/17(r)	10,493,000	10,492

Total		10,492

US Government & Agencies (1.3%)
Federal Home Loan Bank, 0.65%, 7/3/17(r)	6,760,000	6,760

Total		6,760

Total Short-Term Investments (Cost: $17,252)		17,252

Total Investments (100.8%) (Cost: $476,509)(a)		541,606

Other Assets, Less Liabilities (-0.8%)		(4,536)

Net Assets (100.0%)		537,070

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $476,509 and the net unrealized appreciation of investments based on that cost was $65,097 which is comprised of $81,448 aggregate gross unrealized appreciation and $16,351 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	HSBC Bank USA NA	CAD	244	188	9/17	$	—(m)	$—	$	—(m)
Sell	HSBC Bank USA NA	CAD	10,153	7,840	9/17		—	(167)		(167)
Buy	HSBC Bank USA NA	EUR	203	232	9/17		—(m)	—		—(m)
Sell	HSBC Bank USA NA	EUR	4,106	4,712	9/17		—	(96)		(96)
Sell	HSBC Bank USA NA	JPY	358,617	3,202	9/17		24	—		24

							$24	$(263)		$(239)

CAD — Canadian Dollar EUR — Euro JPY — Japanese Yen

(m)	Amount is less than one thousand.

(r)	Rates are discount rates at the time of purchase

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Mid Cap Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Common Stocks	$510,683	$—	$—
Investment Companies	13,671	—	—
Short-Term Investments	—	17,252	—
Other Financial Instruments^
Forward Currency Contracts	—	24	—

Total Assets:	$524,354	$17,276	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(263)	—

Total Liabilities:	$—	$(263)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,112.78	$ 2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$ 2.81

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.6%)
Bloomin’ Brands, Inc.	221,139	4,695
Burlington Stores, Inc.*	29,322	2,697
Carter’s, Inc.	57,709	5,133
Cooper Tire & Rubber Co.	72,064	2,601
Core-Mark Holding Co., Inc.	108,688	3,593
Dunkin’ Brands Group, Inc.	86,572	4,772
Five Below, Inc.*	93,904	4,636
La Quinta Holdings, Inc.*	261,574	3,863
Marriott Vacations Worldwide Corp.	49,455	5,823
The Michaels Cos., Inc.*	127,675	2,365
Oxford Industries, Inc.	59,205	3,700
Papa John’s International, Inc.	36,063	2,588
Steven Madden, Ltd.*	143,266	5,723
Tenneco, Inc.	102,796	5,945
TopBuild Corp.*	122,040	6,477
Visteon Corp.*	33,320	3,401
Wayfair, Inc.*	48,703	3,744
Wingstop, Inc.	133,201	4,116
Wolverine World Wide, Inc.	178,385	4,997

Total		80,869

Consumer Staples (3.2%)
Casey’s General Stores, Inc.	36,967	3,959
Hostess Brands, Inc.*	241,789	3,893
Post Holdings, Inc.*	29,596	2,298
PriceSmart, Inc.	52,063	4,561
TreeHouse Foods, Inc.*	51,384	4,198

Total		18,909

Energy (1.2%)
PDC Energy, Inc.*	46,197	1,992
ProPetro Holding Corp.*	160,700	2,243
Resolute Energy Corp.*	29,200	869
WildHorse Resource Development Corp.*	159,100	1,968

Total		7,072

Financials (6.6%)
Evercore Partners, Inc.	66,710	4,703
FCB Financial Holdings, Inc. - Class A*	57,967	2,768
Financial Engines, Inc.	89,755	3,285
First Hawaiian, Inc.	79,767	2,443
First Merchants Corp.	117,448	4,714
Great Western Bancorp, Inc.	71,793	2,930
IBERIABANK Corp.	54,617	4,451
James River Group Holdings, Ltd.	85,536	3,398
MGIC Investment Corp.*	277,390	3,107
OneMain Holdings, Inc.*	62,717	1,542

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Sterling Bancorp	177,740	4,133
Umpqua Holdings Corp.	96,069	1,764

Total		39,238

Health Care (23.2%)
Acadia Healthcare Co., Inc.*	100,318	4,954
Aerie Pharmaceuticals, Inc.*	86,154	4,527
Agios Pharmaceuticals, Inc.*	27,997	1,441
Alder Biopharmaceuticals, Inc.*	110,860	1,269
Amicus Therapeutics, Inc.*	338,497	3,409
Anika Therapeutics, Inc.*	80,603	3,977
Aratana Therapeutics, Inc.*	193,000	1,395
Atrion Corp.	8,177	5,260
Bluebird Bio, Inc.*	38,621	4,057
Blueprint Medicines Corp.*	56,852	2,881
Calithera Biosciences, Inc.*	105,756	1,571
Cardiovascular Systems, Inc.*	118,010	3,804
Catalent, Inc.*	153,275	5,380
Coherus Biosciences, Inc.*	94,374	1,354
Cytokinetics, Inc.*	163,670	1,980
Dermira, Inc.*	96,253	2,805
Five Prime Therapeutics, Inc.*	95,179	2,866
Flexion Therapeutics, Inc.*	97,669	1,975
Globus Medical, Inc. - Class A*	163,078	5,406
GlycoMimetics, Inc.*	57,230	639
ICU Medical, Inc.*	33,493	5,778
INC Research Holdings, Inc. - Class A*	65,827	3,851
Integra LifeSciences Holdings Corp.*	83,964	4,577
Intersect ENT, Inc.*	145,229	4,059
Ionis Pharmaceuticals, Inc.*	66,428	3,379
Ironwood Pharmaceuticals, Inc.*	25,900	489
Jounce Therapeutics, Inc.*	35,023	491
Loxo Oncology, Inc.*	51,711	4,147
The Medicines Co.*	89,770	3,412
Medidata Solutions, Inc.*	56,856	4,446
Nanostring Technologies, Inc.*	124,288	2,056
Natus Medical, Inc.*	176,425	6,581
Neurocrine Biosciences, Inc.*	59,737	2,748
NuVasive, Inc.*	45,713	3,516
Omnicell, Inc.*	113,871	4,908
Orthofix International NV*	94,365	4,386
Otonomy, Inc.*	138,409	2,609

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Portola Pharmaceuticals, Inc.*	90,800	5,100
Trevena, Inc.*	15,304	35
U.S. Physical Therapy, Inc.	42,966	2,595
Ultragenyx Pharmaceutical, Inc.*	61,124	3,796
WellCare Health Plans, Inc.*	20,328	3,650

Total		137,559

Industrials (15.5%)
AAON, Inc.	120,661	4,446
Advanced Disposal Services, Inc.*	106,858	2,429
Altra Industrial Motion Corp.	117,340	4,670
American Woodmark Corp.*	48,652	4,649
Armstrong World Industries, Inc.*	76,733	3,530
AZZ, Inc.	69,113	3,856
The Brink’s Co.	36,480	2,444
Deluxe Corp.	62,590	4,332
Esterline Technologies Corp.*	40,558	3,845
Exponent, Inc.	75,924	4,426
Generac Holdings, Inc.*	109,919	3,971
Genesee & Wyoming, Inc. - Class A*	52,449	3,587
GP Strategies Corp.*	45,312	1,196
HEICO Corp. - Class A	55,545	3,447
Huron Consulting Group, Inc.*	58,580	2,531
ITT, Inc.	98,247	3,948
Knight Transportation, Inc.	161,125	5,970
Marten Transport, Ltd.	91,980	2,520
Milacron Holdings Corp.*	148,106	2,605
On Assignment, Inc.*	93,943	5,087
Rexnord Corp.*	150,366	3,496
SiteOne Landscape Supply, Inc.*	72,822	3,791
Teledyne Technologies, Inc.*	39,534	5,047
Viad Corp.	10,300	487
WageWorks, Inc.*	51,912	3,488
Welbilt, Inc.*	104,866	1,977

Total		91,775

Information Technology (24.2%)
Acacia Communications, Inc.*	49,845	2,067
Aspen Technology, Inc.*	63,418	3,504
Blackbaud, Inc.	59,465	5,099
Blackhawk Network Holdings, Inc.*	166,196	7,246
BroadSoft, Inc.*	64,625	2,782

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
CACI International, Inc. - Class A*	30,640	3,831
Cardtronics PLC*	113,883	3,742
Cass Information Systems, Inc.	38,951	2,557
Ciena Corp.*	157,833	3,949
Cirrus Logic, Inc.*	56,180	3,524
EPAM Systems, Inc.*	66,860	5,622
ePlus, Inc.*	65,420	4,848
ExlService Holdings, Inc.*	51,090	2,840
Fabrinet*	51,651	2,203
Fair Isaac Corp.	40,209	5,606
Five9, Inc.*	143,997	3,099
Globant SA*	105,297	4,574
GrubHub, Inc.*	122,310	5,333
Guidewire Software, Inc.*	53,047	3,645
HubSpot, Inc.*	67,856	4,461
Integrated Device Technology, Inc.*	168,004	4,333
Itron, Inc.*	84,615	5,733
j2 Global, Inc.	61,741	5,254
LogMeIn, Inc.	44,110	4,609
MACOM Technology Solutions Holdings, Inc.*	98,687	5,504
MAXIMUS, Inc.	50,782	3,180

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
MaxLinear, Inc. - Class A*	116,212	3,241
MKS Instruments, Inc.	91,153	6,135
Pegasystems, Inc.	88,678	5,174
PTC, Inc.*	54,170	2,986
Q2 Holdings, Inc.*	44,105	1,630
Rogers Corp.*	48,402	5,257
Tyler Technologies, Inc.*	16,139	2,835
WEX, Inc.*	40,295	4,202
Zendesk, Inc.*	102,027	2,834

Total		143,439

Materials (4.4%)
Boise Cascade Co.*	95,062	2,890
Graphic Packaging Holding Co.	345,060	4,755
JELD-WEN Holding, Inc.*	108,008	3,506
Louisiana-Pacific Corp.*	125,279	3,021
Omnova Solutions, Inc.*	300,217	2,927
PolyOne Corp.	146,734	5,684
Summit Materials, Inc. - Class A*	109,553	3,163

Total		25,946

Real Estate (2.9%)
CoreSite Realty Corp.	53,477	5,537
HFF, Inc. - Class A	129,593	4,506

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
LaSalle Hotel Properties	123,068	3,667
Sunstone Hotel Investors, Inc.	242,184	3,904

Total		17,614

Telecommunication Services (0.7%)
ORBCOMM, Inc.*	195,103	2,205
Vonage Holdings Corp.*	292,300	1,911

Total		4,116

Total Common Stocks (Cost: $446,798)		566,537

Investment Companies (2.8%)
Investment Companies (2.8%)
iShares Russell 2000 Growth Index Fund	98,082	16,553

Total Investment Companies (Cost: $15,740)		16,553

Total Investments (98.3%) (Cost: $462,538)(a)		583,090

Other Assets, Less Liabilities (1.7%)		9,862

Net Assets (100.0%)		592,952

*	Non-Income Producing

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $462,538 and the net unrealized appreciation of investments based on that cost was $120,552 which is comprised of $137,916 aggregate gross unrealized appreciation and $17,364 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$566,537	$—	$—
Investment Companies	16,553	—	—

Total Assets:	$583,090	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,027.21	$ 1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$ 1.56

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.4%)
Abercrombie & Fitch Co. - Class A	16,768	209
American Axle & Manufacturing Holdings, Inc.*	20,563	321
American Public Education, Inc.*	4,003	95
Asbury Automotive Group, Inc.*	4,641	262
Ascena Retail Group, Inc.*	41,823	90
Barnes & Noble Education, Inc.*	9,507	101
Barnes & Noble, Inc.	13,622	104
Belmond, Ltd.*	20,902	278
Big 5 Sporting Goods Corp.	4,425	58
Biglari Holdings, Inc.*	250	100
BJ’s Restaurants, Inc.*	4,413	164
Bob Evans Farms, Inc.	4,874	350
Boyd Gaming Corp.	20,385	506
The Buckle, Inc.	6,987	124
Caleres, Inc.	10,613	295
Callaway Golf Co.	23,147	296
Capella Education Co.	2,858	245
Career Education Corp.*	16,001	154
The Cato Corp. - Class A	5,919	104
Cavco Industries, Inc.*	2,085	270
The Children’s Place, Inc.	4,356	445
Chuy’s Holdings, Inc.*	4,166	97
Cooper-Standard Holding, Inc.*	4,404	444
Core-Mark Holding Co., Inc.	11,422	378
Crocs, Inc.*	18,270	141
Dave & Buster’s Entertainment, Inc.*	9,233	614
DineEquity, Inc.	4,168	184
Dorman Products, Inc.*	7,443	616
DSW, Inc. - Class A	16,635	294
The E.W. Scripps Co. - Class A*	13,894	247
El Pollo Loco Holdings, Inc.*	5,306	73
Ethan Allen Interiors, Inc.	6,284	203
Express, Inc.*	19,335	131
Fiesta Restaurant Group, Inc.*	6,674	138
The Finish Line, Inc. - Class A	9,951	141
Five Below, Inc.*	13,590	671
Fossil Group, Inc.*	10,398	108
Fox Factory Holding Corp.*	8,543	304
Francesca’s Holdings Corp.*	9,041	99

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Fred’s, Inc. - Class A	8,821	81
FTD Cos., Inc.*	4,262	85
Gannett Co., Inc.	28,010	244
Genesco, Inc.*	4,832	164
Gentherm, Inc.*	9,056	351
G-III Apparel Group, Ltd.*	10,798	269
Group 1 Automotive, Inc.	4,924	312
Guess?, Inc.	14,985	192
Haverty Furniture Cos., Inc.	4,764	120
Hibbett Sports, Inc.*	5,121	106
Iconix Brand Group, Inc.*	14,072	97
ILG, Inc.	26,153	719
Installed Building Products, Inc.*	4,949	262
iRobot Corp.*	6,761	569
JC Penney Co., Inc.*	76,398	355
Kirkland’s, Inc.*	3,610	37
La-Z-Boy, Inc.	12,038	391
LCI Industries	6,142	629
LGI Homes, Inc.*	4,261	171
Lithia Motors, Inc. - Class A	5,863	552
Lumber Liquidators Holdings, Inc.*	7,000	175
M/I Homes, Inc.*	6,115	175
The Marcus Corp.	4,704	142
MarineMax, Inc.*	6,005	117
Marriott Vacations Worldwide Corp.	6,026	710
MDC Holdings, Inc.	10,172	359
Meritage Homes Corp.*	9,345	394
Monarch Casino & Resort, Inc.*	2,720	82
Monro Muffler Brake, Inc.	8,062	337
Motorcar Parts of America, Inc.*	4,610	130
Movado Group, Inc.	3,785	96
Nautilus, Inc.*	7,574	145
New Media Investment Group, Inc.	13,186	178
Nutrisystem, Inc.	7,374	384
Ollie’s Bargain Outlet Holdings, Inc.*	11,902	507
Oxford Industries, Inc.	3,701	231
Penn National Gaming, Inc.*	20,378	436
Perry Ellis International, Inc.*	3,026	59
PetMed Express, Inc.	5,062	206
Red Robin Gourmet Burgers, Inc.*	3,174	207
Regis Corp.*	8,679	89
Rent-A-Center, Inc.	13,119	154

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Restoration Hardware, Inc.*	7,667	495
Ruby Tuesday, Inc.*	14,936	30
Ruth’s Hospitality Group, Inc.	7,340	160
Scholastic Corp.	6,707	292
Scientific Games Corp. - Class A*	12,701	331
Select Comfort Corp.*	10,277	365
Shake Shack, Inc. - Class A*	4,573	159
Shoe Carnival, Inc.	3,064	64
Shutterfly, Inc.*	8,327	396
Sonic Automotive, Inc. - Class A	6,503	126
Sonic Corp.	10,464	277
Standard Motor Products, Inc.	4,953	259
Stein Mart, Inc.	7,679	13
Steven Madden, Ltd.*	13,195	527
Strayer Education, Inc.	2,587	241
Sturm, Ruger & Co., Inc.	4,356	271
Superior Industries International, Inc.	5,528	114
Tailored Brands, Inc.	12,095	135
The Tile Shop Holdings, Inc.	8,150	168
Time, Inc.	24,527	352
TopBuild Corp.*	9,134	485
Unifi, Inc.*	3,775	116
Universal Electronics, Inc.*	3,569	239
Vera Bradley, Inc.*	4,657	46
Vista Outdoor, Inc.*	14,070	317
Vitamin Shoppe, Inc.*	5,873	68
William Lyon Homes*	5,825	141
Wingstop, Inc.*	7,146	221
Winnebago Industries, Inc.	6,543	229
Wolverine World Wide, Inc.	23,898	669
World Wrestling Entertainment, Inc.- Class A	9,496	193
Zumiez, Inc.*	4,349	54

Total		28,026

Consumer Staples (2.8%)
The Andersons, Inc.	6,503	222
B&G Foods, Inc.	16,393	583
Calavo Growers, Inc.	3,803	263
Cal-Maine Foods, Inc.*	7,341	291
Central Garden & Pet Co.*	2,519	80
Central Garden & Pet Co. - Class A*	8,374	251

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples continued
Coca-Cola Bottling Co. Consolidated	1,145	262
Darling Ingredients, Inc.*	40,619	639
Inter Parfums, Inc.	4,227	155
J&J Snack Foods Corp.	3,693	488
John B. Sanfilippo & Son, Inc.	2,142	135
Medifast, Inc.	2,765	115
Sanderson Farms, Inc.	4,935	571
Seneca Foods Corp. - Class A*	1,542	48
SpartanNash Co.	9,333	242
SUPERVALU, INC.*	66,010	217
Universal Corp.	6,233	403
WD-40 Co.	3,468	383

Total		5,348

Energy (2.6%)
Archrock, Inc.	17,504	200
Atwood Oceanics, Inc.*	18,466	151
Bill Barrett Corp.*	18,815	58
Bristow Group, Inc.	7,903	60
CARBO Ceramics, Inc.*	5,220	36
Carrizo Oil & Gas, Inc.*	18,871	329
Cloud Peak Energy, Inc.*	18,509	65
Contango Oil & Gas Co.*	5,676	38
Denbury Resources, Inc.*	98,231	150
Era Group, Inc.*	4,878	46
Exterran Corp.*	7,809	209
Geospace Technologies Corp.*	3,315	46
Green Plains, Inc.	9,176	189
Gulf Island Fabrication, Inc.	3,369	39
Helix Energy Solutions Group, Inc.*	33,863	191
Matrix Service Co.*	6,560	61
McDermott International, Inc.*	63,659	456
Newpark Resources, Inc.*	21,910	161
Noble Corp. PLC	60,340	218
Northern Oil and Gas, Inc.*	10,775	15
PDC Energy, Inc.*	13,785	594
Pioneer Energy Services Corp.*	19,057	39
REX American Resources Corp.*	1,391	134
SEACOR Holdings, Inc.*	4,025	138
SRC Energy, Inc.*	49,525	333
Tesco Corp.*	11,522	51
TETRA Technologies, Inc.*	28,594	80
Unit Corp.*	13,027	244
US Silica Holdings, Inc.	17,991	639

Total		4,970

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Financials (14.9%)
American Equity Investment Life Holding Co.	21,887	575
Ameris Bancorp	9,157	441
AMERISAFE, Inc.	4,742	270
Appollo Commercial Real Estate Finance, Inc.	23,257	431
Astoria Financial Corp.	22,577	455
Banc of California, Inc.	12,326	265
Bank Mutual Corp.	10,421	95
Banner Corp.	6,467	366
BofI Holding, Inc.*	14,225	337
Boston Private Financial Holdings, Inc.	20,748	319
Brookline Bancorp, Inc.	18,870	276
Capstead Mortgage Corp.	23,671	247
Central Pacific Financial Corp.	7,555	238
City Holding Co.	3,847	253
Columbia Banking System, Inc.	14,388	573
Community Bank System, Inc.	12,129	676
Customers Bancorp, Inc.*	7,102	201
CVB Financial Corp.	25,259	567
Dime Community Bancshares	7,703	151
Donnelley Financial Solutions, Inc.*	8,189	188
eHealth, Inc.*	4,136	78
Employers Holdings, Inc.	7,960	337
Encore Capital Group, Inc.*	5,839	234
Enova International, Inc.*	5,781	86
Evercore Partners, Inc.	10,118	713
EZCORP, Inc. - Class A*	12,023	93
Fidelity Southern Corp.	5,264	120
Financial Engines, Inc.	14,263	522
First BanCorp*	38,783	225
First Commonwealth Financial Corp.	21,635	274
First Financial Bancorp.	15,322	424
First Financial Bankshares, Inc.	16,308	721
First Midwest Bancorp, Inc.	20,019	467
FirstCash, Inc.	11,911	694
Glacier Bancorp, Inc.	18,895	692
Great Western Bancorp, Inc.	14,474	591
Green Dot Corp. - Class A*	10,797	416
Greenhill & Co., Inc.	6,783	136
Hanmi Financial Corp.	7,990	227
HCI Group, Inc.	2,019	95
HomeStreet, Inc.*	6,691	185
Hope Bancorp, Inc.	31,352	585
Horace Mann Educators Corp.	9,998	378
Independent Bank Corp.	6,716	448

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Infinity Property & Casualty Corp.	2,725	256
Interactive Brokers Group, Inc. - Class A	16,766	627
INTL FCStone, Inc.*	3,719	140
Investment Technology Group, Inc.	7,765	165
LegacyTexas Financial Group, Inc.	10,285	392
LendingTree, Inc.*	1,797	310
Maiden Holdings, Ltd.	18,143	201
National Bank Holding Corp.	6,588	218
The Navigators Group, Inc.	5,522	303
NBT Bancorp, Inc.	10,713	396
Northfield Bancorp, Inc.	11,204	192
Northwest Bancshares, Inc.	25,151	393
OFG Bancorp	10,837	108
Old National Bancorp	33,383	576
Opus Bank	4,480	108
Oritani Financial Corp.	9,504	162
Piper Jaffray Cos.	3,489	209
PRA Group, Inc.*	11,429	433
ProAssurance Corp.	13,168	801
Provident Financial Services, Inc.	14,963	380
RLI Corp.	9,434	515
S&T Bancorp, Inc.	8,626	309
Safety Insurance Group, Inc.	3,528	241
Selective Insurance Group, Inc.	14,364	719
ServisFirst Bancshares, Inc.	10,944	404
Simmons First National Corp. - Class A	7,354	389
Southside Bancshares, Inc.	6,705	234
Sterling Bancorp	33,438	777
Stewart Information Services Corp.	5,830	265
Tompkins Financial Corp.	3,047	240
TrustCo Bank Corp. NY	23,678	184
United Community Banks, Inc.	17,499	487
United Fire Group, Inc.	5,284	233
United Insurance Holdings Corp.	4,428	70
Universal Insurance Holdings, Inc.	8,044	203
Virtus Investment Partners, Inc.	1,637	182
Waddell & Reed Financial, Inc. - Class A	20,620	389
Walker & Dunlop, Inc.*	6,935	339
Westamerica Bancorporation	6,485	363

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Financials continued
WisdomTree Investments, Inc.	28,299	288
World Acceptance Corp.*	1,474	110

Total		28,976

Health Care (11.5%)
Abaxis, Inc.	5,587	296
Aceto Corp.	7,423	115
Acorda Therapeutics, Inc.*	11,506	227
Albany Molecular Research, Inc.*	5,505	119
Almost Family, Inc.*	2,940	181
AMAG Pharmaceuticals, Inc.*	8,642	159
Amedisys, Inc.*	6,903	434
AMN Healthcare Services, Inc.*	11,813	461
Amphastar Pharmaceuticals, Inc.*	8,798	157
Analogic Corp.	3,080	224
AngioDynamics, Inc.*	8,437	137
ANI Pharmaceuticals, Inc.*	1,980	93
Anika Therapeutics, Inc.*	3,614	178
BioTelemetry, Inc.*	7,066	236
Cambrex Corp.*	8,031	480
Cantel Medical Corp.	8,952	697
Chemed Corp.	3,966	811
Community Health Systems, Inc.*	28,283	282
Computer Programs and Systems, Inc.	2,637	86
CONMED Corp.	6,117	312
CorVel Corp.*	2,406	114
Cross Country Healthcare, Inc.*	7,817	101
CryoLife, Inc.*	6,726	134
Cytokinetics, Inc.*	11,404	138
Depomed, Inc.*	15,361	165
Diplomat Pharmacy, Inc.*	10,771	159
Eagle Pharmaceuticals, Inc.*	1,924	152
Emergent BioSolutions, Inc.*	8,585	291
Enanta Pharmaceuticals, Inc.*	3,427	123
The Ensign Group, Inc.	11,753	256
Haemonetics Corp.*	12,938	511
HealthEquity, Inc.*	10,932	545
HealthStream, Inc.*	6,290	166
Heska Corp.*	1,579	161
HMS Holdings Corp.*	20,686	383
ICU Medical, Inc.*	3,711	640
Impax Laboratories, Inc.*	18,175	293
Innoviva, Inc.*	19,147	245
Inogen, Inc.*	4,010	383

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Integer Holdings Corp.*	6,869	297
Integra LifeSciences Holdings Corp.*	14,919	813
Invacare Corp.	7,906	104
Kindred Healthcare, Inc.	21,130	246
Landauer, Inc.	2,377	124
Lannett Co., Inc.*	7,253	148
Lantheus Holdings, Inc.*	7,283	129
LeMaitre Vascular, Inc.	3,108	97
LHC Group, Inc.*	3,697	251
Ligand Pharmaceuticals, Inc. - Class B*	4,695	570
Luminex Corp.	9,857	208
Magellan Health, Inc.*	5,849	426
The Medicines Co.*	17,797	676
Meridian Bioscience, Inc.	10,407	164
Merit Medical Systems, Inc.*	12,310	470
MiMedx Group, Inc.*	25,154	377
Momenta Pharmaceuticals, Inc.*	16,468	278
Myriad Genetics, Inc.*	16,798	434
Natus Medical, Inc.*	8,160	304
Nektar Therapeutics*	38,261	748
Neogen Corp.*	9,400	650
Omnicell, Inc.*	9,165	395
OraSure Technologies, Inc.*	14,245	246
Orthofix International NV*	4,450	207
PharMerica Corp.*	7,668	201
Phibro Animal Health Corp. - Class A	4,625	171
Progenics Pharmaceuticals, Inc.*	17,318	118
The Providence Service Corp.*	2,856	145
Quality Systems, Inc.*	11,442	197
Quorum Health Corp.*	7,448	31
Repligen Corp.*	9,135	379
SciClone Pharmaceuticals, Inc.*	12,757	140
Select Medical Holdings Corp.*	26,503	407
Spectrum Pharmaceuticals, Inc.*	17,450	130
Sucampo Pharmaceuticals, Inc.*	6,188	65
Supernus Pharmaceuticals, Inc.*	12,400	534
Surmodics, Inc.*	3,274	92
Tivity Health, Inc.*	8,311	331
US Physical Therapy, Inc.	3,088	187
Varex Imaging Corp.*	9,257	313

Total		22,448

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Industrials (17.3%)
AAON, Inc.	9,729	359
AAR Corp.	7,873	274
ABM Industries, Inc.	13,730	570
Actuant Corp. - Class A	14,718	362
Aegion Corp.*	8,259	181
Aerojet Rocketdyne Holdings, Inc.*	18,388	382
Aerovironment, Inc.*	5,090	194
Alamo Group, Inc.	2,336	212
Albany International Corp. - Class A	7,127	381
Allegiant Travel Co.	3,241	439
American Woodmark Corp.*	3,443	329
Apogee Enterprises, Inc.	7,097	403
Applied Industrial Technologies, Inc.	9,625	568
ArcBest Corp.	5,925	122
Astec Industries, Inc.	4,720	262
Atlas Air Worldwide Holdings, Inc.*	6,230	325
Axon Enterprise, Inc.*	13,002	327
AZZ, Inc.	6,422	358
Barnes Group, Inc.	12,321	721
Brady Corp. - Class A	11,777	399
Briggs & Stratton Corp.	10,549	254
The Brink’s Co.	11,183	749
CDI Corp.*	3,411	20
Chart Industries, Inc.*	7,575	263
CIRCOR International, Inc.	4,067	242
Comfort Systems USA, Inc.	9,190	341
Cubic Corp.	6,151	285
DXP Enterprises, Inc.*	3,823	132
Echo Global Logistics, Inc.*	6,756	134
Encore Wire Corp.	5,117	219
Engility Holdings, Inc.*	4,353	124
EnPro Industries, Inc.	5,267	376
ESCO Technologies, Inc.	6,370	380
Essendant, Inc.	9,248	137
Exponent, Inc.	6,380	372
Federal Signal Corp.	14,744	256
Forward Air Corp.	7,451	397
Franklin Electric Co., Inc.	9,508	394
General Cable Corp.	12,239	200
Gibraltar Industries, Inc.*	7,788	278
The Greenbrier Cos., Inc.	7,004	324
Griffon Corp.	7,696	169
Harsco Corp.*	19,776	318
Hawaiian Holdings, Inc.*	13,227	621
Healthcare Services Group, Inc.	17,999	843
Heartland Express, Inc.	10,681	222
Heidrick & Struggles International, Inc.	4,620	101

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Hillenbrand, Inc.	15,530	561
Hub Group, Inc. - Class A*	8,255	317
Insperity, Inc.	4,624	328
Insteel Industries, Inc.	4,316	142
Interface, Inc.	15,489	304
John Bean Technologies Corp.	7,798	764
Kaman Corp.	6,705	334
Kelly Services, Inc. - Class A	7,219	162
Knight Transportation, Inc.	16,460	610
Korn / Ferry International	14,161	489
Lindsay Corp.	2,621	234
LSC Communications, Inc.	8,370	179
Lydall, Inc.*	4,249	220
Marten Transport, Ltd.	5,723	157
Matson, Inc.	10,633	319
Matthews International Corp. - Class A	7,941	486
Mercury Systems, Inc.*	11,835	498
Mobile Mini, Inc.	10,901	325
Moog, Inc. - Class A*	7,960	571
Mueller Industries, Inc.	14,205	433
Multi-Color Corp.	3,261	266
MYR Group, Inc.*	4,063	126
National Presto Industries, Inc.	1,219	135
Navigant Consulting, Inc.*	11,652	230
On Assignment, Inc.*	11,983	649
Orion Group Holdings, Inc.*	6,853	51
Patrick Industries, Inc.*	3,926	286
PGT Innovations, Inc.*	12,188	156
Powell Industries, Inc.	2,114	68
Proto Labs, Inc.*	6,011	404
Quanex Building Products Corp.	8,494	180
Raven Industries, Inc.	8,900	296
Resources Connection, Inc.	7,313	100
Roadrunner Transportation Systems, Inc.*	7,467	54
RR Donnelley & Sons Co.	17,265	217
Saia, Inc.*	6,275	322
Simpson Manufacturing Co., Inc.	9,989	437
SkyWest, Inc.	12,759	448
SPX Corp.*	10,454	263
SPX FLOW, Inc.*	10,431	385
Standex International Corp.	3,143	285
Team, Inc.*	7,352	172
Tennant Co.	4,391	324
Tetra Tech, Inc.	14,095	645
Titan International, Inc.	11,917	143
Trex Co., Inc.*	7,251	491
Triumph Group, Inc.	12,226	386

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
TrueBlue, Inc.*	10,495	278
UniFirst Corp.	3,813	537
Universal Forest Products, Inc.	5,060	442
US Ecology, Inc.	5,382	272
Veritiv Corp.*	2,785	125
Viad Corp.	5,026	237
Vicor Corp.*	3,979	71
Wabash National Corp.	14,832	326
WageWorks, Inc.*	9,740	655
Watts Water Technologies, Inc. - Class A	6,875	435

Total		33,649

Information Technology (13.2%)
8x8, Inc.*	22,594	329
ADTRAN, Inc.	11,917	246
Advanced Energy Industries, Inc.*	9,808	634
Agilysys, Inc.*	3,721	38
Anixter International, Inc.*	7,047	551
Applied Optoelectronics, Inc.*	4,357	269
Badger Meter, Inc.	7,180	286
Bel Fuse, Inc. - Class B	2,159	53
Benchmark Electronics, Inc.*	12,265	396
Black Box Corp.	3,690	32
Blucora, Inc.*	9,751	207
Bottomline Technologies, Inc.*	8,914	229
Brooks Automation, Inc.	17,174	372
Cabot Microelectronics Corp.	6,228	460
CACI International, Inc. - Class A*	6,031	754
CalAmp Corp.*	8,717	177
Cardtronics PLC*	11,254	370
CEVA, Inc.*	5,297	241
Cohu, Inc.	6,268	99
Comtech Telecommunications Corp.	5,808	110
Cray, Inc.*	9,935	183
CSG Systems International, Inc.	8,332	338
CTS Corp.	8,101	175
Daktronics, Inc.	9,889	95
DHI Group, Inc.*	12,475	36
Digi International, Inc.*	6,544	66
Diodes, Inc.*	9,424	226
DSP Group, Inc.*	5,467	63
Ebix, Inc.	5,366	289
Electro Scientific Industries, Inc.*	8,202	68

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Electronics for Imaging, Inc.*	11,459	543
ePlus, Inc.*	3,247	241
ExlService Holdings, Inc.*	8,304	461
Fabrinet*	9,205	393
FARO Technologies, Inc.*	4,116	156
Forrester Research, Inc.	2,406	94
Gerber Scientific, Inc.*	2,359	–
Gigamon, Inc.*	7,703	303
Harmonic, Inc.*	19,859	104
II-VI, Inc.*	13,544	465
Insight Enterprises, Inc.*	8,816	353
Itron, Inc.*	8,292	562
Kopin Corp.*	15,020	56
Kulicke and Soffa Industries, Inc.*	17,505	333
Liquidity Services, Inc.*	6,056	38
LivePerson, Inc.*	13,259	146
Lumentum Holdings, Inc.*	13,723	783
ManTech International Corp.- Class A	6,315	261
MaxLinear, Inc. - Class A*	12,914	360
Methode Electronics, Inc. - Class A	9,072	374
MicroStrategy, Inc. - Class A*	2,320	445
MKS Instruments, Inc.	13,343	898
Monotype Imaging Holdings, Inc.	10,319	189
MTS Systems Corp.	4,129	214
Nanometrics, Inc.*	6,227	157
NETGEAR, Inc.*	8,003	345
NIC, Inc.	15,350	291
Oclaro, Inc.*	31,352	293
OSI Systems, Inc.*	4,376	329
Park Electrochemical Corp.	4,691	86
Perficient, Inc.*	8,692	162
Plexus Corp.*	8,315	437
Power Integrations, Inc.	7,322	534
Progress Software Corp.	11,904	368
Qualys, Inc.*	7,397	302
QuinStreet, Inc.*	8,849	37
Rambus, Inc.*	27,553	315
Rogers Corp.*	4,470	485
Rudolph Technologies, Inc.*	7,753	177
Sanmina Corp.*	18,627	710
ScanSource, Inc.*	6,243	252
Semtech Corp.*	16,211	579
Shutterstock, Inc.*	4,688	207
SPS Commerce, Inc.*	4,240	270
Stamps.com, Inc.*	3,885	602
Super Micro Computer, Inc.*	9,366	231

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Sykes Enterprises, Inc.*	9,648	323
Synchronoss Technologies, Inc.*	10,635	175
TeleTech Holdings, Inc.	3,825	156
TiVo Corp.	29,876	557
TTM Technologies, Inc.*	21,075	366
VASCO Data Security International, Inc.*	7,435	107
Veeco Instruments, Inc.*	11,832	329
Viavi Solutions, Inc.*	55,973	589
Virtusa Corp.*	6,833	201
XO Group, Inc.*	6,005	106
Xperi Corp.	12,191	363

Total		25,605

Materials (4.8%)
A. Schulman, Inc.	7,257	232
AdvanSix, Inc.*	7,505	234
AK Steel Holding Corp.*	77,628	510
American Vanguard Corp.	6,463	112
Balchem Corp.	7,859	611
Boise Cascade Co.*	9,503	289
Calgon Carbon Corp.	12,516	189
Century Aluminum Co.*	12,266	191
Clearwater Paper Corp.*	4,052	189
Deltic Timber Corp.	2,614	195
Flotek Industries, Inc.*	13,413	120
FutureFuel Corp.	5,610	85
Hawkins, Inc.	2,357	109
Haynes International, Inc.	3,085	112
HB Fuller Co.	12,460	637
Ingevity Corp.*	10,382	596
Innophos Holdings, Inc.	4,803	211
Innospec, Inc.	5,951	390
Kaiser Aluminum Corp.	4,235	375
KapStone Paper & Packaging Corp.	21,721	448
Koppers Holdings, Inc.*	5,131	185
Kraton Corp.*	7,683	265
LSB Industries, Inc.*	5,043	52
Materion Corp.	4,929	184
Myers Industries, Inc.	5,415	97
Neenah Paper, Inc.	4,140	332
Olympic Steel, Inc.	2,244	44
P.H. Glatfelter	10,742	210
Quaker Chemical Corp.	3,278	476
Rayonier Advanced Materials, Inc.	10,670	168
Schweitzer-Mauduit International, Inc.	7,573	282
Stepan Co.	4,821	420
SunCoke Energy, Inc.*	15,858	173
TimkenSteel Corp.*	9,630	148
Tredegar Corp.	6,272	96

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Materials continued
US Concrete, Inc.*	3,670	288

Total		9,255

Real Estate (6.2%)
Acadia Realty Trust	20,895	581
Agree Realty Corp.	6,995	321
American Assets Trust, Inc.	10,224	403
Armada Hoffler Properties, Inc.	11,076	143
CareTrust REIT, Inc.	17,891	332
CBL & Associates Properties, Inc.	42,193	356
Cedar Realty Trust, Inc.	18,774	91
Chatham Lodging Trust	9,459	190
Chesapeake Lodging Trust	14,820	363
CoreSite Realty Corp.	8,432	873
DiamondRock Hospitality Co.	49,386	541
EastGroup Properties, Inc.	8,359	700
Forestar Group, Inc.*	8,170	140
Four Corners Property Trust, Inc.	14,802	372
Franklin Street Properties Corp.	26,444	293
Getty Realty Corp.	6,657	167
Government Properties Income Trust	23,706	434
Hersha Hospitality Trust	10,301	191
HFF, Inc. - Class A	8,751	304
Independence Realty Trust, Inc.	14,632	144
Kite Realty Group Trust	20,609	390
Lexington Realty Trust	53,348	529
LTC Properties, Inc.	9,759	502
National Storage Affiliates Trust	10,934	253
Parkway, Inc.	10,537	241
Pennsylvania Real Estate Investment Trust	17,198	195
PS Business Parks, Inc.	4,827	639
Ramco-Gershenson Properties Trust	19,566	252
RE/MAX Holdings, Inc.	4,364	245
Retail Opportunity Investments Corp.	27,060	519
Sabra Health Care REIT, Inc.	16,100	388
Saul Centers, Inc.	2,916	169
Summit Hotel Properties, Inc.	25,704	479
Universal Health Realty Income Trust	3,083	245
Urstadt Biddle Properties, Inc. - Class A	7,332	145

Total		12,130

Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)
Telecommunication Services (0.9%)
ATN International, Inc.	2,635	180
Cincinnati Bell, Inc.*	10,390	203
Cogent Communications Holdings, Inc.	10,098	405
Consolidated Communications Holdings, Inc.	12,511	269
General Communication, Inc. - Class A*	6,588	241
Iridium Communications, Inc.*	20,174	223
Lumos Networks Corp.*	5,905	105
Spok Holdings, Inc.	5,064	90

Total		1,716

Utilities (2.5%)
ALLETE, Inc.	12,542	899
American States Water Co.	9,030	428
Avista Corp.	15,878	674
California Water Service Group	11,831	435
El Paso Electric Co.	10,002	517
Northwest Natural Gas Co.	7,064	423
South Jersey Industries, Inc.	19,599	670
Spire, Inc.	11,901	830

Total		4,876

Total Common Stocks (Cost: $145,632)		176,999

Investment Companies (2.5%)
Investment Companies (2.5%)
iShares Core S&P Small-Cap ETF	69,796	4,894

Total		4,894

Total Investment Companies (Cost: $4,877)		4,894

Short-Term Investments (5.1%)
Commercial Paper (3.6%)
Apple, Inc., 0.96%, 7/24/17 144A(r)	1,000,000	999
Bank of America NA, 1.22%, 7/6/17	1,000,000	1,000
General Mills, Inc., 1.26%, 7/10/17 144A(r)	1,000,000	999
Microsoft Corp., 0.83%, 7/6/17 144A	500,000	500
Microsoft Corp., 0.95%, 7/11/17 144A(r)	500,000	500

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Short-Term Investments (5.1%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper continued
Pfizer, Inc., 0.95%, 7/12/17 144A(r)	1,000,000	1,000
Wal-Mart Stores, 1.09%, 7/10/17 144A	1,000,000	1,000
The Walt Disney Co., 0.92%, 8/8/17 144A(r)	1,000,000	999

Total		6,997

Short-Term Investments (5.1%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies (1.5%)
Federal Home Loan Bank, 0.88%, 8/2/17(k,r)	2,000,000	1,998
Federal Home Loan Bank, 1.03%, 9/7/17	1,000,000	998

Total		2,996

Short-Term Investments (5.1%)	Shares/ $ Par	Value $ (000’s)
Total Short-Term
Investments (Cost: $9,994)		9,993

Total Investments (98.7%) (Cost: $160,503)(a)		191,886

Other Assets, Less Liabilities (1.3%)		2,411

Net Assets (100.0%)		194,297

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $5,997 representing 3.1% of the net assets.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $160,503 and the net unrealized appreciation of investments based on that cost was $31,383 which is comprised of $40,597 aggregate gross unrealized appreciation and $9,214 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2017.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JP Morgan Chase Bank NA	1-Month USD Libor +22 Basis Points (Bps)	S&P SmallCap 600 Index	5/18	12,061	$136

(k)	Cash or securities with an aggregate value of $999 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2017.

(r)	Rates are discount rates at the time of purchase

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Common Stocks	$176,999	$—	$—
Investment Companies	4,894	—	—
Short-Term Investments	—	9,993	—
Other Financial Instruments^
Total Return Swaps	—	148	—

Total Assets:	$181,893	$10,141	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Small Cap Value Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,015.28	$ 4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$ 4.31

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Portfolio

Small Cap Value Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.9%)
Aaron’s, Inc.	160,500	6,243
American Public Education, Inc.*	97,300	2,301
Cable One, Inc.	5,200	3,697
Capella Education Co.	59,000	5,050
Cavco Industries, Inc.*	34,200	4,434
Crocs, Inc.*	106,600	822
CSS Industries, Inc.	81,600	2,135
Culp, Inc.	90,900	2,954
Dorman Products, Inc.*	71,800	5,943
Ethan Allen Interiors, Inc.	68,100	2,200
Fred’s, Inc. - Class A	92,659	855
ILG, Inc.	129,800	3,568
LCI Industries	55,700	5,704
Lumber Liquidators Holdings, Inc.*	146,300	3,666
Party City Holdco, Inc.*	168,361	2,635
Pool Corp.	56,800	6,678
Red Robin Gourmet Burgers, Inc.*	41,300	2,695
Scholastic Corp.	49,500	2,158
Sportsman’s Warehouse Holdings, Inc.*	170,668	921
Steven Madden, Ltd.*	98,800	3,947

Total		68,606

Consumer Staples (3.8%)
Energizer Holdings, Inc.	70,300	3,376
Nomad Foods, Ltd.*	406,500	5,736
Pinnacle Foods, Inc.	53,200	3,160
Post Holdings, Inc.*	38,800	3,013
PriceSmart, Inc.	44,222	3,874
SpartanNash Co.	107,600	2,793
Vector Group, Ltd.	83,348	1,777

Total		23,729

Energy (4.0%)
Centennial Resource Development, Inc.*	169,100	2,675
Frank’s International NV	201,900	1,674
Keane Group, Inc.*	73,320	1,173
Matador Resources Co.*	203,900	4,357
NCS Multistage Holdings, Inc.*	12,393	312
Oceaneering International, Inc.	97,600	2,229
Parsley Energy, Inc. – Class A*	105,600	2,930
Tesco Corp.*	306,800	1,365
Tesoro Corp.	40,629	3,803
TETRA Technologies, Inc.*	424,300	1,184

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Energy continued
WPX Energy, Inc.*	336,900	3,255

Total		24,957

Financials (29.6%)
Assured Guaranty, Ltd.	95,000	3,965
BankUnited, Inc.	203,700	6,867
Beneficial Bancorp, Inc.	255,539	3,833
CBOE Holdings, Inc.	49,288	4,505
CoBiz Financial, Inc.	225,400	3,922
Columbia Banking System, Inc.	170,800	6,806
Conyers Park Acquisition Corp.*	95,100	1,213
East West Bancorp, Inc.	198,998	11,657
Employers Holdings, Inc.	87,900	3,718
First Hawaiian, Inc.	79,485	2,434
Glacier Bancorp, Inc.	163,000	5,967
Green Dot Corp. - Class A*	135,700	5,229
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	183,800	4,204
Hercules Capital, Inc.	293,900	3,891
Heritage Financial Corp. of Washington	12,537	332
Home BancShares, Inc.	492,800	12,271
Hope Bancorp, Inc.	215,200	4,014
Houlihan Lokey, Inc.	65,275	2,278
Howard Bancorp, Inc.*	63,768	1,228
Janus Henderson Group, PLC*	86,452	2,862
Kinsale Capital Group, Inc.	58,024	2,165
Main Street Capital Corp.	66,300	2,550
Meridian Bancorp, Inc.	105,900	1,790
National Bank Holdings Corp. - Class A	161,900	5,361
Park Sterling Corp.	151,300	1,797
PCSB Financial Corp.*	16,594	283
Pinnacle Financial Partners, Inc.	44,900	2,820
Popular, Inc.	147,200	6,140
ProAssurance Corp.	118,100	7,180
Prosperity Bancshares, Inc.	107,600	6,912
Radian Group, Inc.	299,700	4,900
Redwood Trust, Inc.	142,700	2,432
Safeguard Scientifics, Inc.*	101,700	1,210
Safety Insurance Group, Inc.	32,200	2,199
State Auto Financial Corp.	94,400	2,429
Stifel Financial Corp.*	43,800	2,014
SVB Financial Group*	47,000	8,262
Synovus Financial Corp.	60,100	2,659
Texas Capital Bancshares, Inc.*	63,100	4,884

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Towne Bank	205,500	6,329
TPG Specialty Lending, Inc.	123,800	2,532
United Financial Bancorp, Inc.	251,000	4,189
Webster Financial Corp.	96,533	5,041
Wintrust Financial Corp.	70,400	5,381
WSFS Financial Corp.	86,600	3,927

Total		186,582

Health Care (6.9%)
Analogic Corp.	31,000	2,252
Atrion Corp.	12,470	8,022
The Ensign Group, Inc.	61,912	1,348
Haemonetics Corp.*	109,810	4,336
Halyard Health, Inc.*	130,640	5,132
National HealthCare Corp.	22,000	1,543
Quidel Corp.*	148,800	4,038
Select Medical Holdings Corp.*	181,400	2,785
Triple-S Management Corp. - Class B*	77,200	1,305
WellCare Health Plans, Inc.*	28,200	5,064
West Pharmaceutical Services, Inc.	81,600	7,713

Total		43,538

Industrials (13.0%)
Aegion Corp.*	191,400	4,188
Applied Industrial Technologies, Inc.	59,600	3,519
Beacon Roofing Supply, Inc.*	99,800	4,890
Blue Bird Corp.*	90,200	1,533
Brady Corp. - Class A	84,300	2,858
CIRCOR International, Inc.	64,000	3,800
Colfax Corp.*	68,900	2,713
ESCO Technologies, Inc.	103,700	6,186
FTI Consulting, Inc.*	71,100	2,486
Genesee & Wyoming, Inc. - Class A*	60,800	4,158
Hillenbrand, Inc.	61,290	2,212
Kaman Corp.	41,400	2,065
Kirby Corp.*	40,700	2,721
Landstar System, Inc.	113,500	9,716
Matthews International Corp. - Class A	33,900	2,076
McGrath RentCorp	93,208	3,228
MSA Safety, Inc.	33,400	2,711
Navigant Consulting, Inc.*	184,800	3,652
RBC Bearings, Inc.*	35,100	3,572
Sun Hydraulics Corp.	70,100	2,991

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Small Cap Value Portfolio

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Thermon Group Holdings, Inc.*	93,900	1,800
Triumph Group, Inc.	109,950	3,474
Universal Forest Products, Inc.	38,600	3,370
Universal Logistics Holdings, Inc.	115,280	1,729

Total		81,648

Information Technology (10.0%)
Advanced Energy Industries, Inc.*	64,800	4,192
Badger Meter, Inc.	78,500	3,128
Belden, Inc.	114,700	8,652
Brooks Automation, Inc.	148,300	3,217
Cabot Microelectronics Corp.	50,600	3,736
Callidus Software, Inc.*	146,700	3,550
CSRA, Inc.	117,900	3,743
Harmonic, Inc.*	594,000	3,119
Knowles Corp.*	269,700	4,563
Littelfuse, Inc.	56,200	9,273
Methode Electronics, Inc. - Class A	79,800	3,288
Progress Software Corp.	114,600	3,540
Rightside Group, Ltd.*	195,996	2,082
Rudolph Technologies, Inc.*	78,000	1,782
SYNNEX Corp.	42,500	5,098

Total		62,963

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Materials (4.8%)
American Vanguard Corp.	125,300	2,161
Carpenter Technology Corp.	108,900	4,076
Clearwater Paper Corp.*	78,900	3,689
Innospec, Inc.	37,295	2,445
KMG Chemicals, Inc.	92,300	4,492
Minerals Technologies, Inc.	70,600	5,168
Myers Industries, Inc.	264,700	4,751
New Gold, Inc.*	378,300	1,203
Reliance Steel & Aluminum Co.	34,100	2,483

Total		30,468

Real Estate (8.4%)
Acadia Realty Trust	137,700	3,828
American Assets Trust, Inc.	35,800	1,410
American Campus Communities, Inc.	57,500	2,720
Cedar Realty Trust, Inc.	954,600	4,630
Douglas Emmett, Inc.	86,000	3,286
EastGroup Properties, Inc.	60,300	5,053
First Potomac Realty Trust	362,160	4,024
Healthcare Realty Trust, Inc.	87,500	2,988
Kilroy Realty Corp.	52,700	3,961
Potlatch Corp.	93,900	4,291
PS Business Parks, Inc.	35,600	4,713
Retail Opportunity Investments Corp.	104,900	2,013
Saul Centers, Inc.	66,700	3,867

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
Sunstone Hotel Investors, Inc.	122,600	1,976
Washington Real Estate Investment Trust	125,600	4,007

Total		52,767

Utilities (6.6%)
Atmos Energy Corp.	43,000	3,567
California Water Service Group	44,600	1,641
Chesapeake Utilities Corp.	77,800	5,831
El Paso Electric Co.	66,300	3,428
NorthWestern Corp.	87,400	5,333
NRG Energy, Inc.	186,700	3,215
ONE Gas, Inc.	101,800	7,106
PNM Resources, Inc.	195,000	7,459
Portland General Electric Co.	85,900	3,925

Total		41,505

Total Common Stocks (Cost: $419,842)		616,763

Total Investments (98.0%) (Cost: $419,842) (a)		616,763

Other Assets, Less Liabilities (2.0%)		12,553

Net Assets (100.0%)		629,316

*	Non-Income Producing

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $419,842 and the net unrealized appreciation of investments based on that cost was $196,921 which is comprised of $211,693 aggregate gross unrealized appreciation and $14,772 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
		(Amounts in thousands	)

Assets:
Common Stocks	$616,763	$—		$—

Total Assets:	$616,763	$—		$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

International Growth Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,194.20	$ 3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$ 3.41

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Portfolio

International Growth Portfolio

Schedule of Investment

June 30, 2017 (unaudited)

Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.0%)
Autoliv, Inc.	United States	57,600	6,324
Denso Corp.	Japan	125,700	5,300
Domino’s Pizza, Inc.	United States	7,314	1,547
Industria de Diseno Textil SA	Spain	358,118	13,747
Informa PLC	United Kingdom	700,336	6,102
InterContinental Hotels Group PLC, ADR	United Kingdom	194,089	10,778
Mohawk Industries, Inc.*	United States	26,000	6,284
Naspers, Ltd. - Class N	South Africa	51,800	10,077
USS Co., Ltd.	Japan	463,000	9,192

Total			69,351

Consumer Staples (18.9%)
Alimentation Couche-Tard, Inc.	Canada	59,000	2,828
Anheuser-Busch InBev SA/NV	Belgium	185,300	20,468
BGF retail Co., Ltd.	South Korea	55,872	4,932
British American Tobacco PLC	United Kingdom	217,600	14,834
Clicks Group, Ltd.	South Africa	313,119	3,351
Essity AB*	Sweden	118,800	3,250
Fomento Economico Mexicano SAB de CV, ADR	Mexico	32,500	3,196
Molson Coors Brewing Co.	United States	36,900	3,186
Nestle SA	Switzerland	403,324	35,100
Philip Morris International, Inc.	United States	88,500	10,394
PriceSmart, Inc.	United States	27,600	2,418
Reckitt Benckiser Group PLC	United Kingdom	155,433	15,758

Total			119,715

Energy (0.7%)
Pason Systems, Inc.	Canada	91,400	1,363
PrairieSky Royalty, Ltd.	Canada	64,400	1,466
Tupras Turkiye Petrol Rafinerileri AS	Turkey	47,000	1,352

Total			4,181

Financials (11.2%)
AIA Group, Ltd.	Hong Kong	1,987,488	14,523
Azimut Holding SpA	Italy	74,800	1,499
Berkshire Hathaway, Inc.*	United States	44,800	7,588
Housing Development Finance Corp., Ltd.	India	257,712	6,427
Itau Unibanco Holding SA	Brazil	267,900	2,903
Jyske Bank A/S	Denmark	63,200	3,660
KBC Group NV	Belgium	57,782	4,383
Moody’s Corp.	United States	29,600	3,602
MSCI, Inc.	United States	46,200	4,758
Prudential PLC	United Kingdom	481,890	11,053
S&P Global, Inc.	United States	36,800	5,372
Svenska Handelsbanken AB	Sweden	355,500	5,089

Total			70,857

Health Care (13.1%)
Astellas Pharma, Inc.	Japan	310,000	3,788

Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)
Health Care continued
Bayer AG	Germany	106,705	13,796
China Biologic Products, Inc.*	United States	25,700	2,907
CSL, Ltd.	Australia	185,866	19,719
Essilor International SA	France	42,449	5,401
Hoya Corp.	Japan	137,800	7,146
Novo Nordisk A/S, ADR	Denmark	112,499	4,825
Olympus Corp.	Japan	140,000	5,103
ResMed, Inc.	United States	64,300	5,007
Roche Holding AG	Switzerland	59,496	15,152

Total			82,844

Industrials (14.6%)
ANDRITZ AG	Austria	137,054	8,256
Assa Abloy AB	Sweden	616,200	13,539
Atlas Copco AB	Sweden	235,200	9,017
Auckland International Airport, Ltd.	New Zealand	439,920	2,298
BAE Systems PLC	United Kingdom	690,700	5,699
Berendsen PLC	United Kingdom	221,900	3,555
East Japan Railway Co.	Japan	68,700	6,563
Fagerhult AB	Sweden	357,600	5,168
Howden Joinery Group PLC	United Kingdom	272,700	1,446
Interpump Group SpA	Italy	177,700	4,859
Komatsu, Ltd.	Japan	213,900	5,429
MISUMI Group, Inc.	Japan	265,100	6,048
OSG Corp.	Japan	157,000	3,190
Prosegur Cia de Seguridad SA	Spain	460,900	2,995
Schindler Holding AG	Switzerland	31,965	6,737
SHO-BOND Holdings Co., Ltd.	Japan	62,000	3,125
Transurban Group	Australia	491,290	4,475

Total			92,399

Information Technology (19.5%)
58.com, Inc., ADR*	Cayman Islands	48,200	2,126
Alibaba Group Holding, Ltd., ADR*	China	48,579	6,845
Alphabet, Inc. - Class A*	United States	11,000	10,226
Amadeus IT Group SA	Spain	165,200	9,878
ASML Holding NV	Netherlands	99,300	12,941
Keyence Corp.	Japan	33,400	14,652
Mastercard, Inc. - Class A	United States	107,500	13,056
NAVER Corp.	South Korea	3,678	2,694
Nintendo Co., Ltd.	Japan	9,300	3,116
Playtech PLC	Isle Of Man	293,875	3,640
Rightmove PLC	United Kingdom	28,400	1,572
SAP SE	Germany	180,855	18,890
Spectris PLC	United Kingdom	57,000	1,873
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	908,000	6,223
Visa, Inc.	United States	167,125	15,673

Total			123,405

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)
Materials (6.9%)
CRH PLC, ADR	Ireland	342,600	12,152
Elementis PLC	United Kingdom	414,800	1,589
Franco-Nevada Corp.	Canada	45,200	3,261
James Hardie Industries PLC	Ireland	532,988	8,398
Martin Marietta Materials, Inc.	United States	28,400	6,321
PPG Industries, Inc.	United States	26,900	2,958
The Sherwin-Williams Co.	United States	17,200	6,037
Svenska Cellulosa AB SCA	Sweden	118,800	899
Tikkurila Oyj	Finland	84,300	1,823

Total			43,438

Real Estate (2.4%)
Azrieli Group, Ltd.	Israel	32,500	1,807
BUWOG AG*	Austria	124,923	3,589
Hispania Activos Inmobiliarios SOCIMI SA	Spain	116,660	1,929

Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)
Real Estate continued
Merlin Properties Socimi SA	Spain	131,200	1,657
Mitsui Fudosan Co., Ltd.	Japan	188,100	4,483
Shaftesbury PLC	United Kingdom	120,200	1,523

Total			14,988

Telecommunication Services (0.5%)
Safaricom, Ltd.	Kenya	15,274,100	3,314

Total			3,314

Total Common Stocks (Cost: $538,691)			624,492

Total Investments (98.8%) (Cost: $538,691)(a)			624,492

Other Assets, Less Liabilities (1.2%)			7,295

Net Assets (100.0%)			631,787

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $538,691 and the net unrealized appreciation of investments based on that cost was $85,801 which is comprised of $94,129 aggregate gross unrealized appreciation and $8,328 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	18.0%
Japan	12.2%
United Kingdom	12.0%
Switzerland	9.0%
Sweden	5.9%
Germany	5.2%
Other	36.5%

Total	98.8%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$624,492	$—	$—

Total Assets:	$624,492	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Research International Core Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,161.60	$ 4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$ 4.16

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Research International Core Portfolio

Research International Core Portfolio

Schedule of Investment

June 30, 2017 (unaudited)

Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.6%)
Dollarama, Inc.	Canada	33,286	3,180
Esprit Holdings, Ltd.*	Hong Kong	1,269,100	676
GKN PLC	United Kingdom	1,634,974	6,942
JD.com, Inc., ADR*	Cayman Islands	71,436	2,802
Koito Manufacturing Co., Ltd.	Japan	100,000	5,139
LVMH Moet Hennessy Louis Vuitton SE	France	29,485	7,352
Paddy Power Betfair PLC	Ireland	30,988	3,301
Ryohin Keikaku Co., Ltd.	Japan	11,200	2,795
Techtronic Industries Co., Ltd.	Hong Kong	1,053,000	4,842
USS Co., Ltd.	Japan	377,600	7,497
WPP PLC	Jersey Channel Islands	288,486	6,064

Total			50,590

Consumer Staples (11.2%)
Ambev SA, ADR	Brazil	479,357	2,632
Clicks Group, Ltd.	South Africa	139,412	1,492
Danone SA	France	132,249	9,940
Japan Tobacco, Inc.	Japan	195,500	6,860
L’Oreal SA	France	37,561	7,825
Nestle SA	Switzerland	244,058	21,240
Reckitt Benckiser Group PLC	United Kingdom	100,193	10,158
Sundrug Co., Ltd.	Japan	144,500	5,383

Total			65,530

Energy (5.2%)
BP PLC	United Kingdom	1,248,728	7,202
Cairn Energy PLC*	United Kingdom	796,806	1,787
Caltex Australia, Ltd.	Australia	113,215	2,751
Enbridge, Inc.	Canada	100,170	3,990
Eni SpA	Italy	323,955	4,869
Galp Energia SGPS SA	Portugal	272,851	4,131
Oil Search, Ltd.	Australia	569,232	2,984
Schlumberger, Ltd.	Netherlands	42,182	2,777

Total			30,491

Financials (20.8%)
ABN AMRO Group NV	Netherlands	31,917	846
AEON Financial Service Co., Ltd.	Japan	333,000	7,040
AIA Group, Ltd.	Hong Kong	1,480,600	10,819
AMP, Ltd.	Australia	1,076,887	4,296
Aon PLC	United Kingdom	43,313	5,759
Barclays PLC	United Kingdom	2,245,228	5,929
BNP Paribas SA	France	126,653	9,122
Cerved Information Solutions SpA	Italy	149,670	1,602
DNB ASA	Norway	312,688	5,318
Erste Group Bank AG*	Austria	79,949	3,061
HDFC Bank, Ltd.	India	115,751	2,963
HDFC Bank, Ltd., ADR	India	17,042	1,482
Hiscox, Ltd.	Bermuda	255,972	4,224

Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)
Financials continued
Intesa Sanpaolo SpA	Italy	2,175,439	6,898
Julius Baer Group, Ltd.*	Switzerland	101,712	5,351
Jyske Bank A/S	Denmark	40,384	2,339
KBC Group NV	Belgium	104,186	7,903
Lloyds Banking Group PLC	United Kingdom	8,781,715	7,566
Sumitomo Mitsui Financial Group, Inc.	Japan	167,100	6,506
Swiss Re AG	Switzerland	47,637	4,354
UBS Group AG*	Switzerland	676,553	11,458
Zurich Insurance Group AG	Switzerland	25,016	7,281

Total			122,117

Health Care (10.4%)
Bayer AG	Germany	128,679	16,637
Novartis AG	Switzerland	159,140	13,244
Roche Holding AG	Switzerland	70,378	17,923
Santen Pharmaceutical Co., Ltd.	Japan	510,100	6,912
Shionogi & Co., Ltd.	Japan	58,800	3,272
Terumo Corp.	Japan	72,300	2,844

Total			60,832

Industrials (13.0%)
Aena SA	Spain	11,708	2,285
Brambles, Ltd.	Australia	914,951	6,843
Daikin Industries, Ltd.	Japan	73,800	7,526
GEA Group AG	Germany	136,041	5,567
Kubota Corp.	Japan	489,100	8,208
Legrand SA	France	48,878	3,419
Malaysia Airports Holdings Bhd	Malaysia	1,159,500	2,312
RELX NV	Netherlands	426,010	8,758
Ritchie Bros Auctioneers, Inc.	Canada	88,047	2,530
Schindler Holding AG	Switzerland	29,194	6,177
Schneider Electric SE*	France	150,087	11,532
TOTO, Ltd.	Japan	159,800	6,095
Yamato Holdings Co., Ltd.	Japan	243,900	4,941

Total			76,193

Information Technology (10.7%)
Alibaba Group Holding, Ltd., ADR*	Cayman Islands	31,511	4,440
Amadeus IT Group SA - Class A	Spain	90,996	5,441
Broadcom, Ltd.	Singapore	14,488	3,376
Check Point Software Technologies, Ltd.*	Israel	37,706	4,113
Cognizant Technology Solutions Corp. - Class A	United States	125,643	8,343
EPAM Systems, Inc.*	United States	43,973	3,698
Just Eat PLC*	United Kingdom	344,682	2,940
Mastercard, Inc.	United States	54,839	6,660
Mellanox Technologies, Ltd.*	Israel	72,079	3,121
NAVER Corp.	South Korea	5,383	3,943
Nomura Research Institute, Ltd.	Japan	80,600	3,171
Samsung Electronics Co., Ltd.	South Korea	1,515	3,147

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Research International Core Portfolio

Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Scout24 AG	Germany	16,010	590
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	883,189	6,053
Telefonaktiebolaget LM Ericsson - Class B	Sweden	489,504	3,501

Total			62,537

Materials (8.6%)
Akzo Nobel NV	Netherlands	111,754	9,712
Croda International PLC	United Kingdom	133,180	6,739
Linde AG	Germany	50,232	9,512
Nippon Paint Holdings Co., Ltd.	Japan	111,600	4,217
Orica, Ltd.	Australia	204,181	3,245
Rio Tinto PLC	United Kingdom	163,233	6,893
Sika AG	Switzerland	877	5,634
Symrise AG	Germany	67,857	4,807

Total			50,759

Real Estate (3.0%)
Grand City Properties SA	Luxembourg	226,797	4,545
LEG Immobilien AG	Germany	87,280	8,205
Mitsui Fudosan Co., Ltd.	Japan	207,900	4,955

Total			17,705

Telecommunication Services (4.5%)
Advanced Info Service PCL	Thailand	684,200	3,575
Cellnex Telecom SA	Spain	215,368	4,443
Com Hem Holding AB	Sweden	162,180	2,252

Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)
Telecommunication Services continued
KDDI Corp.	Japan	308,100	8,149
SoftBank Group Corp.	Japan	77,500	6,268
Vodafone Group PLC	United Kingdom	697,592	1,979

Total			26,666

Utilities (2.8%)
APA Group	Australia	414,498	2,921
China Resources Gas Group, Ltd.	Hong Kong	938,000	3,202
CLP Holdings, Ltd.	Hong Kong	372,000	3,936
Enel SpA	Italy	1,148,340	6,156

Total			16,215

Total Common Stocks (Cost: $513,718)			579,635

Short-Term Investments (0.3%)
US Government & Agencies (0.3%)
Federal Home Loan Bank, 0.650%, 7/3/17 (r)	United States	2,024,000	2,024

Total			2,024

Total Short-Term Investments (Cost: $2,024)			2,024

Total Investments (99.1%) (Cost: $515,742)(a)			581,659

Other Assets, Less Liabilities (0.9%)			5,055

Net Assets (100.0%)			586,714

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $515,742 and the net unrealized appreciation of investments based on that cost was $65,917 which is comprised of $79,317 aggregate gross unrealized appreciation and $13,400 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.4%
Switzerland	15.8%
United Kingdom	10.9%
France	8.4%
Germany	7.7%
Other	37.9%

Total	99.1%

(r)	Rates are discount rates at the time of purchase

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Research International Core Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stocks
Telecommunication Services	$23,091	$3,575	$—
All Others	552,969	—	—
Short-Term Investments	—	2,024	—

Total Assets:	$576,060	$5,599	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

International Equity Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,136.62	$ 3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$ 2.96

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Equity Portfolio

International Equity Portfolio

Schedule of Investment

June 30, 2017 (unaudited)

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (6.9%)
Cie Generale des Etablissements Michelin	France	157,858	20,987
Haier Electronics Group Co., Ltd.*	China	7,494,550	19,486
Hyundai Mobis Co., Ltd.	South Korea	38,980	8,517
Kingfisher PLC	United Kingdom	4,981,190	19,509
Panasonic Corp.	Japan	1,075,080	14,567
Ryohin Keikaku Co., Ltd.	Japan	58,900	14,700
SES SA	Luxembourg	618,540	14,500
Sky PLC	United Kingdom	1,018,430	13,185

Total			125,451

Consumer Staples (2.0%)
Kirin Holdings Co., Ltd.	Japan	863,000	17,563
Suntory Beverage & Food, Ltd.	Japan	401,300	18,624

Total			36,187

Energy (11.2%)
BP PLC	United Kingdom	5,622,920	32,429
Eni SpA	Italy	1,605,485	24,132
Galp Energia SGPS SA	Portugal	1,849,900	28,006
Inpex Corp.	Japan	952,120	9,151
Kunlun Energy Co., Ltd.	China	13,549,350	11,489
Precision Drilling Corp.*	Canada	2,446,680	8,358
PTT Exploration & Production PCL	Thailand	1,876,300	4,764
Royal Dutch Shell PLC - Class B	United Kingdom	1,055,335	28,349
SBM Offshore NV	Netherlands	1,371,290	21,974
Suncor Energy, Inc.	Canada	255,440	7,463
TOTAL SA	France	535,650	26,481

Total			202,596

Financials (21.2%)
Aegon NV	Netherlands	3,999,610	20,424
AIA Group, Ltd.	Hong Kong	2,679,820	19,582
AXA SA	France	744,155	20,356
Bangkok Bank PCL	Thailand	3,425,000	18,653
Barclays PLC	United Kingdom	9,127,140	24,102
BNP Paribas SA	France	371,430	26,752
China Life Insurance Co., Ltd.	China	5,246,010	16,025
Credit Agricole SA	France	2,406,300	38,711
DBS Group Holdings, Ltd.	Singapore	1,719,910	25,910
Hana Financial Group, Inc.	South Korea	344,710	13,633
HSBC Holdings PLC	United Kingdom	3,420,937	31,833
ING Groep NV	Netherlands	1,729,712	29,831
KB Financial Group, Inc., ADR	South Korea	237,530	11,993
Standard Chartered PLC*	United Kingdom	3,117,162	31,554
Swiss Re AG	Switzerland	182,382	16,671
UBS Group AG*	Switzerland	1,171,840	19,846
UNIQA Insurance Group AG	Austria	1,268,484	11,822
United Overseas Bank, Ltd.	Singapore	477,240	8,014

Total			385,712

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Health Care (13.6%)
Bayer AG	Germany	209,050	27,028
Draegerwerk AG & Co. KGaA	Germany	92,710	9,753
Getinge AB - Class B	Sweden	591,650	11,581
GlaxoSmithKline PLC	United Kingdom	503,400	10,723
Merck KGaA	Germany	251,030	30,320
MorphoSys AG*	Germany	256,240	18,175
QIAGEN NV*	Netherlands	378,752	12,599
Roche Holding AG	Switzerland	96,190	24,496
Sanofi	France	304,975	29,176
Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,366,610	15,981
Sinopharm Group Co., Ltd.*	China	2,825,200	12,774
Teva Pharmaceutical Industries, Ltd., ADR	Israel	795,050	26,412
UCB SA	Belgium	275,350	18,942

Total			247,960

Industrials (9.3%)
ABB, Ltd.	Switzerland	828,830	20,468
BAE Systems PLC	United Kingdom	2,178,300	17,973
Cie de Saint-Gobain	France	460,830	24,622
CK Hutchison Holdings, Ltd.	Cayman Islands	2,040,070	25,607
Deutsche Lufthansa AG	Germany	694,110	15,796
IHI Corp.*	Japan	3,688,000	12,526
Rolls-Royce Holdings PLC*	United Kingdom	1,504,340	17,458
Siemens AG	Germany	141,290	19,421
Siemens AG, ADR	Germany	101,560	7,023
Travis Perkins PLC	United Kingdom	424,310	8,041

Total			168,935

Information Technology (10.9%)
Baidu, Inc., ADR*	China	122,680	21,942
Catcher Technology Co., Ltd.	Taiwan	605,330	7,233
Infineon Technologies AG	Germany	807,700	17,053
Konica Minolta, Inc.	Japan	2,077,820	17,217
Omron Corp.	Japan	229,700	9,956
Pegatron Corp. GDR	Taiwan	585,330	9,175
Quanta Computer, Inc.	Taiwan	4,807,820	11,379
Samsung Electronics Co., Ltd.	South Korea	30,140	62,617
SAP SE	Germany	127,370	13,304
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,068,665	27,887

Total			197,763

Materials (9.3%)
Akzo Nobel NV	Netherlands	336,140	29,213
CRH PLC	Ireland	558,050	19,871
HeidelbergCement AG	Germany	249,870	24,158
LANXESS AG	Germany	334,970	25,362
Novozymes A/S	Denmark	308,870	13,516

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

International Equity Portfolio

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Materials continued
Sumitomo Metal Mining Co., Ltd.	Japan	1,034,700	13,804
Tahoe Resources, Inc.	Canada	1,453,370	12,530
thyssenkrupp AG	Germany	378,970	10,767
Wheaton Precious Metals Corp.	Canada	317,420	6,305
Yara International ASA	Norway	375,770	14,115

Total			169,641

Real Estate (1.9%)
Cheung Kong Property Holdings, Ltd.	Hong Kong	2,040,070	15,978
Mitsui Fudosan Co., Ltd.	Japan	811,700	19,345

Total			35,323

Telecommunication Services (9.3%)
Bezeq The Israeli Telecommunication Corp., Ltd., ADR	Israel	124,240	1,023
China Mobile, Ltd.	China	1,336,200	14,179
China Telecom Corp., Ltd. - Class H	China	45,412,160	21,579
Singapore Telecommunications, Ltd.	Singapore	10,531,850	29,758
SoftBank Group Corp.	Japan	362,440	29,314
Telefonica Deutschland Holding AG	Germany	2,017,080	10,075

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Telecommunication Services continued
Telefonica SA	Spain	1,228,365	12,680
Telenor ASA	Norway	1,440,340	23,894
Vodafone Group PLC	United Kingdom	9,251,794	26,239

Total			168,741

Utilities (1.7%)
Innogy SE	Germany	453,620	17,856
Veolia Environnement SA	France	641,330	13,551

Total			31,407

Total Common Stocks (Cost: $1,516,910)			1,769,716

Short-Term Investments (2.2%)
US Government & Agencies (2.2%)
Federal Home Loan Bank, 0.650%, 7/3/17 (r)	United States	39,900,000	39,900

Total			39,900

Total Short-Term Investments (Cost: $39,898)			39,900

Total Investments (99.5%) (Cost: $1,556,808)(a)			1,809,616

Other Assets, Less Liabilities (0.5%)			8,227

Net Assets (100.0%)			1,817,843

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $1,556,808 and the net unrealized appreciation of investments based on that cost was $252,808 which is comprised of $358,789 aggregate gross unrealized appreciation and $105,981 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:

United Kingdom	14.4%
Germany	13.5%
France	11.0%
Japan	9.7%
China	7.3%
Netherlands	6.3%
South Korea	5.3%
Other	32.0%

Total	99.5%

(r)	Rates are discount rates at the time of purchase

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

International Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:

Common Stocks
Energy	$197,832	$4,764	$—
All Others	1,567,120	—	—
Short-Term Investments	—	39,900	—

Total Assets:	$1,764,952	$44,664	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Emerging Markets Equity Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,173.17	$ 5.77
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$ 5.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.3%)
Astra International Tbk PT	Indonesia	28,044,600	18,736
Hero MotoCorp, Ltd.	India	174,500	9,949
Lojas Renner SA	Brazil	1,326,600	10,964
SACI Falabella	Chile	786,270	6,461
Truworths International, Ltd.	South Africa	1,274,000	6,963
Yum China Holdings, Inc.*	United States	316,267	12,470

Total			65,543

Consumer Staples (17.8%)
Ambev SA, ADR	Brazil	1,680,909	9,228
Amorepacific Corp.	South Korea	20,400	3,316
AMOREPACIFIC Group	South Korea	27,500	3,125
BIM Birlesik Magazalar AS	Turkey	494,000	9,161
BRF SA	Brazil	518,556	6,136
Fomento Economico Mexicano SAB de CV, ADR	Mexico	172,000	16,915
Hindustan Unilever, Ltd.	India	639,100	10,678
ITC, Ltd.	India	3,546,000	17,720
Jeronimo Martins SGPS SA	Portugal	390,000	7,613
Kweichow Moutai Co., Ltd.	China	170,680	11,877
Magnit PJSC	Russia	84,000	13,075
Massmart Holdings, Ltd.	South Africa	544,000	4,387

Total			113,231

Energy (5.4%)
LUKOIL PJSC, ADR	Russia	271,792	13,236
Tenaris SA, ADR	Luxembourg	242,000	7,536
Ultrapar Participacoes SA	Brazil	584,113	13,668

Total			34,440

Financials (26.1%)
AIA Group, Ltd.	Hong Kong	2,932,800	21,430
Akbank TAS	Turkey	3,204,000	8,924
Banco Bradesco SA, ADR	Brazil	1,977,312	16,807
Banco Santander Chile, ADR	Chile	287,112	7,296
Bank Central Asia Tbk PT	Indonesia	4,556,500	6,214
Bank of the Philippine Islands	Philippines	4,217,500	8,693
Bank Pekao SA	Poland	172,900	5,823
Grupo Financiero Banorte SAB de CV	Mexico	2,427,288	15,401
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	259,110	6,697
Housing Development Finance Corp., Ltd.	India	990,603	24,703
Kotak Mahindra Bank, Ltd.	India	637,661	9,450
Public Bank Bhd	Malaysia	1,566,600	7,416
The Siam Commercial Bank PCL	Thailand	2,891,900	13,238
Standard Chartered PLC*	United Kingdom	651,400	6,594
Turkiye Garanti Bankasi AS	Turkey	2,361,000	6,569

Total			165,255

Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)
Health Care (1.1%)
Richter Gedeon Nyrt	Hungary	264,000	6,899

Total			6,899

Industrials (2.7%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	46,108	9,701
Shanghai International Airport Co., Ltd.	China	1,321,982	7,271

Total			16,972

Information Technology (14.6%)
Hangzhou Hikvision Digital Technology Co., Ltd.	China	2,243,662	10,689
Infosys, Ltd.	India	375,200	5,424
NAVER Corp.	South Korea	15,598	11,424
Samsung Electronics Co., Ltd.	South Korea	15,363	31,917
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,787,290	25,958
Tata Consultancy Services, Ltd.	India	192,630	7,036

Total			92,448

Materials (8.9%)
BHP Billiton PLC	United Kingdom	298,800	4,560
Grasim Industries, Ltd.	India	535,500	10,306
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,235,000	7,235
The Siam Cement PCL	Thailand	888,000	13,123
UltraTech Cement, Ltd.	India	145,700	8,915
Vale SA, ADR	Brazil	1,400,000	12,250

Total			56,389

Real Estate (6.1%)
Ayala Land, Inc.	Philippines	20,202,000	15,914
Hang Lung Group, Ltd.	Hong Kong	889,000	3,678
Hang Lung Properties, Ltd.	Hong Kong	3,033,000	7,576
Multiplan Empreendimentos Imobiliarios SA	Brazil	374,000	7,374
Swire Pacific, Ltd.	Hong Kong	414,000	4,043

Total			38,585

Telecommunication Services (5.0%)
China Mobile, Ltd.	Hong Kong	1,817,000	19,281
MTN Group, Ltd.	South Africa	726,000	6,332
Taiwan Mobile Co., Ltd.	Taiwan	1,611,000	6,064

Total			31,677

Total Common Stocks (Cost: $686,669)			621,439

Total Investments (98.0%) (Cost: $686,669)(a)			621,439

Other Assets, Less Liabilities (2.0%)			12,497

Net Assets (100.0%)			633,936

*	Non-Income Producing

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $686,669 and the net unrealized depreciation of investments based on that cost was $65,230 which is comprised of $76,525 aggregate gross unrealized appreciation and $141,755 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
India	16.4%
Brazil	12.1%
Hong Kong	9.9%
South Korea	7.9%
Mexico	6.6%
Indonesia	5.1%
Taiwan	5.1%
Other	34.9%

Total	98.0%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Financials	$152,017	$13,238	$—
All Others	456,184	—	—

Total Assets:	$608,201	$13,238	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Government Money Market Portfolio (unaudited)

As a government money market portfolio, the Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside of the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,002.09	$ 1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$ 1.61

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

You could lose money by investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Government Money Market Portfolio

Government Money Market Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Money Market Investments (100.8%)	Shares/ $ Par	Value $ (000’s)
Repurchase Agreements (41.0%)
Tri-Party Bank of Montreal, 1.060%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $20,001,767, collateralized by various US Treasury obligations, 0.125% to 3.000%, due from 9/30/18 to 11/15/44, aggregate par and fair value of $20,375,355 and $20,389,722, respectively)	20,000,000	20,000
Tri-Party Bank of Nova Scotia, 1.100%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $20,001,833, collateralized by various US Treasury obligations, 1.125% to 2.000%, due from 12/31/19 to 6/30/24, aggregate par and fair value of $20,447,639 and $20,392,545, respectively)	20,000,000	20,000
Tri-Party Citigroup, 1.080%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $10,000,900, collateralized by US Treasury Note, 0.500%, due 7/31/17, par and fair value of $10,204,949 and $10,200,357, respectively)	10,000,000	10,000
Tri-Party Citigroup, 1.100%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $20,001,833, collateralized by various US Treasury obligations, 1.750% to 3.375%, due from 5/15/22 to 5/15/44, aggregate par and fair value of $19,549,990 and $20,349,272, respectively)	20,000,000	20,000
Tri-Party HSBC Securities, 1.040%, 7/5/17 (Purchased on 6/28/17, to be repurchased at $4,500,910, collateralized by various US Treasury obligations, 1.125% to 4.750%, due from 7/31/17 to 2/15/41, aggregate par and fair value of $4,176,274 and $4,590,840, respectively)	4,500,000	4,500
Tri-Party HSBC Securities, 1.070%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $16,001,427, collateralized by various US Treasury obligations, 1.125% to 4.750%, due from 7/31/17 to 2/15/41, aggregate par and fair value of $14,850,029 and $16,324,149, respectively)	16,000,000	16,000
Tri-Party Mitsubishi UFJ, 1.070%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $20,001,783, collateralized by various US government sponsored agency obligations, 1.933% to 6.000%, due from 1/1/24 to 6/1/47, aggregate par and fair value of $19,779,856 and $20,578,678, respectively)	20,000,000	20,000
Tri-Party Mizuho Securities, 1.160%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $20,001,933, collateralized by various US government sponsored agency obligations, 0.750% to 2.250%, due from 5/25/18 to 1/24/23, aggregate par and fair value of $20,461,985 and $20,390,757, respectively)	20,000,000	20,000
Tri-Party Morgan Stanley, 1.010%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $10,000,842, collateralized by US Treasury Bond, 2.875%, due 8/15/45, par and fair value of $10,141,102 and $10,200,022, respectively)	10,000,000	10,000

Money Market Investments (100.8%)	Shares/ $ Par	Value $ (000’s)
Repurchase Agreements continued
Tri-Party Natixis S.A., 1.080%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $14,001,260, collateralized by various government sponsored agency obligations and various US Treasury obligations, 1.250% to 8.125%, due from 5/31/19 to 4/1/47, aggregate par and fair value of $13,831,344 and $14,290,629, respectively)	14,000,000	14,000
Tri-Party Natixis S.A., 1.100%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $4,000,367, collateralized by US government sponsored agency, 2.448%, due 4/1/47, par and fair value of $4,024,506 and $4,109,403, respectively)	4,000,000	4,000
Tri-Party RBC Capital Markets, 1.060%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $15,001,325, collateralized by various US Treasury obligations, 0.125% to 3.375%, due from 4/15/20 to 2/15/44, aggregate par and fair value of $11,150,101 and $15,254,461, respectively)	15,000,000	15,000
Tri-Party TD Securities, 1.150%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $20,001,917, collateralized by various US Treasury obligations, 0.000% to 3.500%, due from 7/20/17 to 2/1/46, aggregate par and fair value of $19,915,636 and $20,574,561, respectively)	20,000,000	20,000

Total		193,500

US Government & Agencies (59.8%)
Federal Farm Credit Bank, 0.600%, 7/11/17 (r)	3,115,000	3,114
Federal Farm Credit Bank, 0.690%, 9/29/17 (r)	2,380,000	2,376
Federal Farm Credit Bank, 0.860%, 1/11/18 (r)	3,195,000	3,180
Federal Farm Credit Bank, 1.116%, 9/5/17	5,060,000	5,059
Federal Farm Credit Bank, 1.125%, 9/22/17	3,000,000	3,001
Federal Farm Credit Bank, 1.226%, 9/22/17	4,500,000	4,500
Federal Farm Credit Bank, 1.256%, 4/4/18	2,065,000	2,065
Federal Home Loan Bank, 0.640%, 8/1/17 (r)	5,790,000	5,787
Federal Home Loan Bank, 0.640%, 8/11/17 (r)	10,875,000	10,867
Federal Home Loan Bank, 0.670%, 8/25/17 (r)	3,005,000	3,002
Federal Home Loan Bank, 0.690%, 8/23/17 (r)	2,500,000	2,497
Federal Home Loan Bank, 0.690%, 8/30/17 (r)	6,000,000	5,993
Federal Home Loan Bank, 0.750%, 10/18/17 (r)	3,795,000	3,786
Federal Home Loan Bank, 0.840%, 7/14/17 (r)	4,120,000	4,119
Federal Home Loan Bank, 0.875%, 3/19/18	4,000,000	3,993
Federal Home Loan Bank, 0.890%, 8/28/17 (r)	3,280,000	3,275
Federal Home Loan Bank, 0.906%, 3/13/18	4,635,000	4,635
Federal Home Loan Bank, 0.910%, 9/22/17 (r)	2,000,000	1,996
Federal Home Loan Bank, 0.930%, 8/9/17 (r)	8,000,000	7,992
Federal Home Loan Bank, 0.940%, 7/26/17 (r)	1,820,000	1,819
Federal Home Loan Bank, 0.949%, 8/25/17	2,750,000	2,750
Federal Home Loan Bank, 0.954%, 6/5/18	3,200,000	3,200
Federal Home Loan Bank, 0.970%, 7/28/17 (r)	3,050,000	3,048
Federal Home Loan Bank, 0.980%, 9/20/17 (r)	10,250,000	10,227

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Government Money Market Portfolio

Money Market Investments (100.8%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 0.987%, 4/13/18	10,025,000	10,025
Federal Home Loan Bank, 1.000%, 9/13/17 (r)	4,320,000	4,311
Federal Home Loan Bank, 1.000%, 12/4/17 (r)	1,000,000	996
Federal Home Loan Bank, 1.000%, 12/5/17 (r)	6,500,000	6,472
Federal Home Loan Bank, 1.004%, 11/8/17	1,400,000	1,400
Federal Home Loan Bank, 1.030%, 9/27/17 (r)	5,500,000	5,486
Federal Home Loan Bank, 1.030%, 11/8/17	2,500,000	2,491
Federal Home Loan Bank, 1.050%, 9/25/17 (r)	7,000,000	6,982
Federal Home Loan Bank, 1.056%, 7/9/18	5,000,000	5,000
Federal Home Loan Bank, 1.061%, 2/5/18	3,000,000	3,000
Federal Home Loan Bank, 1.064%, 4/17/18	4,425,000	4,425
Federal Home Loan Bank, 1.067%, 5/18/18	3,000,000	3,000
Federal Home Loan Bank, 1.073%, 5/22/18	5,000,000	5,000
Federal Home Loan Bank, 1.080%, 10/12/17 (r)	4,555,000	4,541
Federal Home Loan Bank, 1.087%, 3/22/18	2,500,000	2,500
Federal Home Loan Bank, 1.090%, 10/27/17	2,300,000	2,300
Federal Home Loan Bank, 1.091%, 10/27/17	4,755,000	4,755
Federal Home Loan Bank, 1.109%, 10/3/18	3,500,000	3,500
Federal Home Loan Bank, 1.113%, 6/20/19	1,600,000	1,600
Federal Home Loan Bank, 1.114%, 6/20/19	1,950,000	1,950
Federal Home Loan Bank, 1.139%, 7/7/17	6,000,000	6,000
Federal Home Loan Bank, 1.140%, 12/29/17 (r)	3,500,000	3,480
Federal Home Loan Bank, 1.151%, 8/22/17 (r)	2,500,000	2,500
Federal Home Loan Bank, 1.257%, 10/16/17	3,600,000	3,600
Federal Home Loan Bank, 1.375%, 3/9/18	3,500,000	3,506
Federal Home Loan Mortgage Corp., 0.730%, 10/16/17 (r)	7,830,000	7,813
Federal Home Loan Mortgage Corp., 0.750%, 7/14/17	1,500,000	1,500

Money Market Investments (100.8%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Mortgage Corp., 0.800%, 8/2/17 (r)	3,870,000	3,867
Federal Home Loan Mortgage Corp., 0.830%, 8/3/17 (r)	7,620,000	7,614
Federal Home Loan Mortgage Corp., 0.830%, 5/9/18	2,500,000	2,500
Federal Home Loan Mortgage Corp., 1.000%, 9/29/17	3,180,000	3,182
Federal Home Loan Mortgage Corp., 1.125%, 1/8/18	2,145,000	2,145
Federal Home Loan Mortgage Corp., 1.126%, 1/12/18	2,145,000	2,145
Federal Home Loan Mortgage Corp., 1.239%, 3/8/18	4,000,000	4,000
Federal Home Loan Mortgage Corp., 1.344%, 7/21/17	3,400,000	3,399
Federal National Mortgage Association, 0.875%, 8/28/17	8,587,000	8,587
Federal National Mortgage Association, 0.875%, 10/26/17	6,215,000	6,218
Federal National Mortgage Association, 0.875%, 3/28/18	3,200,000	3,195
Federal National Mortgage Association, 1.000%, 9/27/17	1,000,000	1,000
US Treasury Floating Rate Note, 1.080%, 7/31/17	8,000,000	7,997
US Treasury Floating Rate Note, 1.171%, 10/31/17	5,554,400	5,554
US Treasury Floating Rate Note, 1.275%, 1/31/18	2,120,000	2,120
US Treasury Note, 0.750%, 2/28/18	5,670,000	5,661
US Treasury Note, 0.875%, 10/15/17	3,105,000	3,106

Total		282,704

Total Money Market Investments (Cost: $476,204)		476,204

Total Investments (100.8%) (Cost: $476,204)		476,204

Other Assets, Less Liabilities (-0.8%)		(3,670)

Net Assets (100.0%)		472,534

(r)	Rates are discount rates at the time of purchase.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Short-Term Investments	$—	$476,204	$—

Total Assets:	$—	$476,204	$—

See above Schedule of Investments for values of each security.

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Short-Term Bond Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

Short-Term Bond Portfolio

Short-Term Bond Portfolio (unaudited)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,009.68	$ 2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$ 2.11

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Corporate Bonds (50.7%)	Shares/ $ Par	Value $ (000’s)
Aerospace & Defense (0.3%)
Harris Corp., 1.999%, 4/27/18	755,000	756
Rockwell Collins, Inc., 1.950%, 7/15/19	205,000	205

Total		961

Autos & Vehicle Parts (3.2%)
American Honda Finance Corp., 1.200%, 7/14/17	750,000	750
American Honda Finance Corp., 2.125%, 10/10/18	250,000	252
Daimler Finance North America LLC, 1.750%, 10/30/19 144A	480,000	477
Daimler Finance North America LLC, 2.030%, 8/1/18 144A	850,000	855
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	126
Delphi Automotive PLC, 3.150%, 11/19/20	510,000	521
Ford Motor Credit Co. LLC, 1.684%, 9/8/17 (b)	1,160,000	1,160
Ford Motor Credit Co. LLC, 2.021%, 5/3/19	255,000	255
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	251
Ford Motor Credit Co. LLC, 2.551%, 10/5/18	630,000	634
General Motors Financial Co., Inc., 3.100%, 1/15/19	295,000	299
General Motors Financial Co., Inc., 4.750%, 8/15/17	330,000	331
Hyundai Capital America, 2.000%, 7/1/19 144A	215,000	213
Hyundai Capital America, 2.400%, 10/30/18 144A	400,000	401
Hyundai Capital America, 2.500%, 3/18/19 144A	630,000	632
Hyundai Capital Services, Inc., 3.500%, 9/13/17 144A	600,000	602
Nissan Motor Acceptance Corp., 1.550%, 9/13/19 144A	340,000	336
Nissan Motor Acceptance Corp., 1.950%, 9/12/17 144A	550,000	550
Toyota Motor Credit Corp., 1.450%, 1/12/18	395,000	395

Total		9,040

Banking (14.2%)
ABN AMRO Bank NV, 2.100%, 1/18/19 144A	805,000	806
Ally Financial, Inc., 3.250%, 11/5/18	610,000	617
Ally Financial, Inc., 3.500%, 1/27/19	825,000	836
American Express Credit Corp., 2.200%, 3/3/20	700,000	703
Banco de Credito del Peru, 2.250%, 10/25/19 144A	200,000	201
Banco Santander SA, 2.718%, 4/11/22	400,000	412
Bank of America Corp., 2.000%, 1/11/18	600,000	601
Bank of America Corp., 2.316%, 1/20/23	665,000	672
Bank of America Corp., 2.503%, 10/21/22	280,000	276
Bank of America Corp., 2.600%, 1/15/19	765,000	772
Bank of America Corp., 2.625%, 4/19/21	315,000	316
Bank of America Corp., 2.650%, 4/1/19	190,000	192
Bank of America Corp., 5.625%, 7/1/20	155,000	170
Bank of America Corp., 6.000%, 9/1/17	500,000	503
The Bank of New York Mellon Corp., 1.350%, 3/6/18	250,000	250
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	126
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 3/5/18 144A	1,145,000	1,146
Banque Federative du Credit Mutuel SA, 2.000%, 4/12/19 144A	795,000	795
Barclays Bank PLC, 6.050%, 12/4/17 144A	710,000	722
Barclays PLC, 2.780%, 1/10/23	690,000	704

Corporate Bonds (50.7%)	Shares/ $ Par	Value $ (000’s)
Banking continued
BPCE SA, 2.392%, 5/22/22 144A	280,000	282
BPCE SA, 2.500%, 12/10/18 (b)	1,200,000	1,211
Canadian Imperial Bank of Commerce, 1.550%, 1/23/18	415,000	415
Capital One NA, 1.850%, 9/13/19	655,000	649
Capital One NA, 2.350%, 8/17/18	260,000	261
Capital One NA, 2.350%, 1/31/20	455,000	455
CBOE Holdings, Inc., 1.950%, 6/28/19	285,000	285
Citigroup, Inc., 1.550%, 8/14/17	520,000	520
Citigroup, Inc., 1.750%, 5/1/18	350,000	350
Citigroup, Inc., 1.850%, 11/24/17	860,000	861
Citigroup, Inc., 1.945%, 1/10/20	680,000	685
Citigroup, Inc., 2.050%, 6/7/19	235,000	235
Citigroup, Inc., 2.900%, 12/8/21	675,000	682
Citizens Bank NA, 2.250%, 3/2/20	565,000	565
Citizens Bank NA, 2.500%, 3/14/19	525,000	529
Citizens Bank NA, 2.550%, 5/13/21	250,000	250
Citizens Financial Group, Inc., 2.375%, 7/28/21	35,000	35
Commonwealth Bank of Australia, 1.750%, 11/2/18	918,000	919
Credit Suisse AG, 2.028%, 9/12/17	650,000	651
Danske Bank A/S, 2.200%, 3/2/20 144A	620,000	620
Discover Bank, 2.000%, 2/21/18	515,000	516
Discover Bank, 2.600%, 11/13/18	590,000	595
The Goldman Sachs Group, Inc., 2.277%, 4/26/22	520,000	524
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	370,000	371
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	95,000	96
The Goldman Sachs Group, Inc., 6.150%, 4/1/18 (b)	1,430,000	1,476
HSBC Bank USA NA, 6.000%, 8/9/17	250,000	251
HSBC USA, Inc., 1.500%, 11/13/17	900,000	900
The Huntington National Bank, 2.200%, 11/6/18 (b)	1,175,000	1,178
ING Groep NV, 2.445%, 3/29/22	335,000	341
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	250
JPMorgan Chase & Co., 1.771%, 3/9/21	675,000	675
JPMorgan Chase & Co., 1.800%, 1/25/18	850,000	851
JPMorgan Chase & Co., 2.350%, 1/28/19	250,000	252
Mitsubishi UFJ Financial Group, Inc., 2.092%, 2/22/22	390,000	394
Mizuho Bank, Ltd., 2.150%, 10/20/18 144A	245,000	245
Morgan Stanley, 2.125%, 4/25/18 (b)	1,890,000	1,896
Morgan Stanley, 6.625%, 4/1/18	325,000	337
Morgan Stanley, 7.300%, 5/13/19	250,000	273
Nationwide Building Society, 2.350%, 1/21/20 144A	340,000	341
PNC Bank NA, 4.875%, 9/21/17	250,000	252
Regions Bank, 2.250%, 9/14/18	270,000	271
Regions Bank, 7.500%, 5/15/18	250,000	262
Santander Bank NA, 8.750%, 5/30/18	250,000	265
Santander UK Group Holdings PLC, 2.875%, 10/16/20	145,000	147
Skandinaviska Enskilda Banken AB, 1.500%, 9/13/19	680,000	672
Standard Chartered PLC, 2.100%, 8/19/19 144A	200,000	199
Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	250,000	250
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	468
Swedbank AB, 1.750%, 3/12/18 144A	1,100,000	1,101

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (50.7%)	Shares/ $ Par	Value $ (000’s)
Banking continued
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	354
UBS Group Funding Switzerland AG, 2.406%, 5/23/23 144A	675,000	685
UBS Group Funding Switzerland AG, 2.950%, 9/24/20 144A	255,000	261
UBS Group Funding Switzerland AG, 3.000%, 4/15/21 144A	385,000	391
Wells Fargo & Co., 2.263%, 1/24/23	735,000	743
Wells Fargo & Co., 5.625%, 12/11/17	600,000	610

Total		39,973

Basic Materials (1.0%)
Hewlett Packard Enterprise Co., 2.450%, 10/5/17	404,000	405
Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17 144A	1,100,000	1,098
International Paper Co., 7.950%, 6/15/18 (b)	1,155,000	1,221

Total		2,724

Builders & Building Materials (0.9%)
Bestgain Real Estate, Ltd., 2.625%, 3/13/18	1,130,000	1,130
Martin Marietta Materials, Inc., 1.822%, 5/22/20	150,000	151
Stanley Black & Decker, Inc., 1.622%, 11/17/18	65,000	65
Stanley Black & Decker, Inc., 2.451%, 11/17/18 (b)	1,155,000	1,166

Total		2,512

Chemicals (1.0%)
INVISTA Finance LLC, 4.250%, 10/15/19 144A	515,000	531
LyondellBasell Industries NV, 5.000%, 4/15/19	199,000	208
LyondellBasell Industries NV, 6.000%, 11/15/21	280,000	316
The Sherwin-Williams Co., 2.250%, 5/15/20 (b)	1,395,000	1,398
Solvay Finance America LLC, 3.400%, 12/3/20 144A	415,000	428

Total		2,881

Conglomerate & Diversified Manufacturing (0.4%)
Fortive Corp., 1.800%, 6/15/19	65,000	64
Roper Industries, Inc., 2.050%, 10/1/18	865,000	867
Roper Technologies, Inc., 2.800%, 12/15/21	205,000	207
Roper Technologies, Inc., 3.000%, 12/15/20	90,000	92

Total		1,230

Consumer Products & Retailing (1.8%)
AutoZone, Inc., 1.625%, 4/21/19	65,000	65
Brinker International, Inc., 2.600%, 5/15/18	735,000	736
CVS Health Corp., 1.900%, 7/20/18	460,000	461
CVS Health Corp., 2.250%, 12/5/18	250,000	252
Dollar Tree, Inc., 5.250%, 3/1/20	125,000	128
Imperial Brands Finance PLC, 2.050%, 2/11/18 144A	1,335,000	1,336
The Kroger Co., 1.500%, 9/30/19	127,000	125
The Kroger Co., 2.300%, 1/15/19	130,000	131
Newell Brands, Inc., 2.050%, 12/1/17	815,000	816
Newell Brands, Inc., 2.150%, 10/15/18	375,000	376
Newell Brands, Inc., 2.600%, 3/29/19	133,000	134
Reynolds American, Inc., 2.300%, 6/12/18	355,000	357
Reynolds American, Inc., 8.125%, 6/23/19	160,000	178

Total		5,095

Electric Utilities (3.8%)
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	251

Corporate Bonds (50.7%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Commonwealth Edison Co., 6.150%, 9/15/17	250,000	252
Dominion Energy, Inc., 1.500%, 9/30/18 144A	315,000	313
Dominion Energy, Inc., 1.875%, 1/15/19	225,000	224
Dominion Energy, Inc., 2.125%, 2/15/18 144A	465,000	465
Dominion Energy, Inc., 2.579%, 7/1/20	185,000	186
Dominion Energy, Inc., 2.962%, 7/1/19	145,000	147
Dominion Energy, Inc., 5.200%, 8/15/19	150,000	160
Duke Energy Corp., 2.100%, 6/15/18	115,000	115
Enel Finance International NV, 2.875%, 5/25/22 144A	535,000	536
Eversource Energy, 1.450%, 5/1/18	105,000	105
Exelon Generation Co. LLC, 2.950%, 1/15/20	365,000	371
FirstEnergy Corp., 2.750%, 3/15/18	545,000	548
FirstEnergy Corp., 2.850%, 7/15/22	320,000	320
Great Plains Energy, Inc., 2.500%, 3/9/20	390,000	394
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	505
NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	190,000	189
NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17	135,000	135
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/19	165,000	166
Origin Energy Finance, Ltd., 3.500%, 10/9/18 144A	585,000	592
PPL Capital Funding, Inc., 1.900%, 6/1/18	590,000	591
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	403
San Diego Gas & Electric Co., 1.914%, 2/1/22	153,572	152
The Southern Co., 1.550%, 7/1/18	165,000	165
The Southern Co., 1.850%, 7/1/19	575,000	573
The Southern Co., 2.350%, 7/1/21	125,000	124
Southern Electric Generating Co., 2.200%, 12/1/18 144A	140,000	141
Southern Power Co., 1.850%, 12/1/17	125,000	125
TECO Finance, Inc., 1.755%, 4/10/18	590,000	591
Zhejiang Energy Group Hong Kong, Ltd., 2.300%, 9/30/17 (b)	1,915,000	1,914

Total		10,753

Energy (1.5%)
Canadian Natural Resources, Ltd., 1.750%, 1/15/18	265,000	265
CenterPoint Energy Resources Corp., 6.000%, 5/15/18	250,000	259
China Shenhua Overseas Captial Co., Ltd., 2.500%, 1/20/18	1,005,000	1,007
China Shenhua Overseas Captial Co., Ltd., 3.125%, 1/20/20	785,000	793
ConocoPhillips, 5.200%, 5/15/18	65,000	67
ConocoPhillips Co., 1.050%, 12/15/17	335,000	334
EnCana Corp., 6.500%, 5/15/19	65,000	69
Marathon Oil Corp., 6.000%, 10/1/17	355,000	358
Murphy Oil Corp., 3.500%, 12/1/17	500,000	501
National Oilwell Varco, Inc., 1.350%, 12/1/17	105,000	105
NiSource Finance Corp., 6.800%, 1/15/19	78,000	83
Sempra Energy, 6.150%, 6/15/18	250,000	260

Total		4,101

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (50.7%)	Shares/ $ Par	Value $ (000’s)
Finance (0.8%)
AerCap Ireland Capital Designated Activity Co., / AerCap Global Aviation Trust, 3.950%, 2/1/22	475,000	495
Air Lease Corp., 2.125%, 1/15/18	185,000	185
Air Lease Corp., 2.125%, 1/15/20	570,000	567
GATX Corp., 2.375%, 7/30/18	525,000	527
GATX Corp., 2.500%, 7/30/19	110,000	111
GATX Corp., 2.600%, 3/30/20	335,000	338

Total		2,223

Food & Beverage (0.6%)
Bunge, Ltd. Finance Corp., 3.500%, 11/24/20	235,000	241
Bunge, Ltd. Finance Corp., 8.500%, 6/15/19	50,000	56
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	327
Danone SA, 1.691%, 10/30/19 144A	1,070,000	1,061
Mead Johnson Nutrition Co., 3.000%, 11/15/20	130,000	133

Total		1,818

Gaming/Leisure/Lodging (0.2%)
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	450,000	460

Total		460

Healthcare (1.3%)
Abbott Laboratories, 2.350%, 11/22/19	1,115,000	1,123
Abbott Laboratories, 2.900%, 11/30/21	480,000	485
Becton Dickinson and Co., 2.404%, 6/5/20	545,000	546
Becton Dickinson and Co., 2.675%, 12/15/19	530,000	537
Express Scripts Holding Co., 2.250%, 6/15/19	70,000	70
Express Scripts Holding Co., 3.300%, 2/25/21	15,000	15
HCA, Inc., 3.750%, 3/15/19	290,000	296
McKesson Corp., 1.400%, 3/15/18	275,000	275
Medco Health Solutions, Inc., 4.125%, 9/15/20	325,000	340
Thermo Fisher Scientific, Inc., 2.400%, 2/1/19	65,000	66

Total		3,753

Insurance (2.0%)
AIA Group, Ltd., 2.250%, 3/11/19 144A	200,000	200
Anthem, Inc., 1.875%, 1/15/18	100,000	100
Anthem, Inc., 2.250%, 8/15/19	500,000	502
Anthem, Inc., 2.300%, 7/15/18	435,000	437
Aon PLC, 2.800%, 3/15/21	570,000	572
Chubb INA Holdings, Inc., 5.800%, 3/15/18	250,000	257
CNA Financial Corp., 6.950%, 1/15/18	130,000	133
CNA Financial Corp., 7.350%, 11/15/19	225,000	251
Humana, Inc., 2.625%, 10/1/19	190,000	192
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	162
New York Life Global Funding, 1.550%, 11/2/18 144A	525,000	524
Principal Life Global Funding II, 1.500%, 4/18/19 144A	240,000	238
Principal Life Global Funding II, 2.200%, 4/8/20 144A	445,000	444
Principal Life Global Funding II, 2.250%, 10/15/18 144A	250,000	252
Provident Cos., Inc., 7.000%, 7/15/18	125,000	131
Reinsurance Group of America, Inc., 6.450%, 11/15/19	115,000	126
Trininty Acquisition PLC, 3.500%, 9/15/21	145,000	149

Corporate Bonds (50.7%)	Shares/ $ Par	Value $ (000’s)
Insurance continued
UNUM Group, 3.000%, 5/15/21	620,000	626
XLIT, Ltd., 2.300%, 12/15/18	430,000	432

Total		5,728

Materials (0.1%)
Vulcan Materials Co., 1.846%, 6/15/20	365,000	365

Total		365

Media (1.6%)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.579%, 7/23/20	630,000	651
CSC Holdings LLC, 10.875%, 10/15/25 144A	400,000	482
The Interpublic Group of Cos, Inc., 2.250%, 11/15/17	850,000	851
Omnicom Group, Inc., 4.450%, 8/15/20	55,000	59
Omnicom Group, Inc., 6.250%, 7/15/19	615,000	666
S&P Global, Inc., 2.500%, 8/15/18	105,000	106
Time Warner Cable LLC, 6.750%, 7/1/18	270,000	282
Time Warner Cable LLC, 8.250%, 4/1/19	445,000	491
Time Warner Cable LLC, 8.750%, 2/14/19	490,000	539
Time Warner, Inc., 2.100%, 6/1/19	250,000	250

Total		4,377

Metals & Mining (0.8%)
Anglo American Capital PLC, 2.625%, 9/27/17 144A	1,185,000	1,186
Goldcorp, Inc., 2.125%, 3/15/18	935,000	936

Total		2,122

Oil & Gas (1.1%)
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	780
Exxon Mobil Corp., 1.592%, 3/6/22	1,110,000	1,120
Phillips 66, 1.786%, 4/15/19 144A	245,000	246
Tesoro Corp., 4.250%, 10/1/17	135,000	135
Total Capital Canada, Ltd., 1.450%, 1/15/18	250,000	250
Total Capital SA, 2.125%, 8/10/18	250,000	251
Valero Energy Corp., 9.375%, 3/15/19	235,000	263

Total		3,045

Pharmaceuticals (2.4%)
AbbVie, Inc., 1.800%, 5/14/18	575,000	576
AbbVie, Inc., 2.300%, 5/14/21	375,000	374
Allergan Funding SCS, 2.350%, 3/12/18	625,000	628
Allergan Funding SCS, 2.450%, 6/15/19	100,000	101
Baxalta, Inc., 2.000%, 6/22/18	80,000	80
Baxalta, Inc., 2.067%, 6/22/18	225,000	226
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	444
Biogen, Inc., 2.900%, 9/15/20	230,000	235
Celgene Corp., 1.900%, 8/15/17	500,000	500
Celgene Corp., 2.125%, 8/15/18	10,000	10
Celgene Corp., 2.250%, 5/15/19	340,000	342
Celgene Corp., 2.300%, 8/15/18	85,000	85
Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/19 (b)	1,335,000	1,329
Teva Pharmaceutical Finance Netherlands III BV, 1.400%, 7/20/18	650,000	648
Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19	675,000	669

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (50.7%)	Shares/ $ Par	Value $ (000’s)
Pharmaceuticals continued
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	545,000	535

Total		6,782

Pipelines (2.4%)
Columbia Pipeline Group, Inc., 2.450%, 6/1/18	210,000	211
DCP Midstream Operating LP, 2.500%, 12/1/17 (b)	1,555,000	1,553
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	267
Kinder Morgan Energy Partners LP, 5.950%, 2/15/18	305,000	312
Kinder Morgan Finance Co. LLC, 6.000%, 1/15/18 144A	320,000	327
NuStar Logistics LP, 8.150%, 4/15/18 (b)	1,120,000	1,170
ONEOK Partners LP, 3.200%, 9/15/18	785,000	794
Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/1/17	50,000	51
Plains All American Pipeline LP / PAA Finance Corp., 6.500%, 5/1/18	920,000	953
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	470,000	512
Spectra Energy Partners LP, 2.950%, 9/25/18	560,000	566

Total		6,716

Real Estate Investment Trusts (1.6%)
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	390,000	400
Brixmor Operating Partnership LP, 3.875%, 8/15/22	80,000	82
DDR Corp., 4.750%, 4/15/18	485,000	495
Kimco Realty Corp., 6.875%, 10/1/19	215,000	237
Simon Property Group LP, 1.500%, 2/1/18 144A	250,000	250
Simon Property Group LP, 2.350%, 1/30/22	290,000	287
Ventas Realty LP / Ventas Capital Corp., 4.000%, 4/30/19	435,000	447
VEREIT Operating Partnership LP, 3.000%, 2/6/19 (b)	1,205,000	1,216
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 9/15/17 144A	300,000	300
WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19 144A	405,000	408
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	240,000	244

Total		4,366

Services (0.9%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19	870,000	877
eBay, Inc., 2.150%, 6/5/20	375,000	375
JD.com, Inc., 3.125%, 4/29/21	720,000	720
QVC, Inc., 3.125%, 4/1/19	325,000	329
Republic Services, Inc., 5.500%, 9/15/19	250,000	268

Total		2,569

Technology (3.0%)
Amphenol Corp., 1.550%, 9/15/17	515,000	515
Anstock II, Ltd., 2.125%, 7/24/17	925,000	925
Apple, Inc., 1.680%, 2/9/22	930,000	939
Baidu, Inc., 2.750%, 6/9/19	590,000	594
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20 144A	750,000	751
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.000%, 1/15/22 144A	700,000	706
DXC Technology Co., 2.875%, 3/27/20 144A	445,000	451

Corporate Bonds (50.7%)	Shares/ $ Par	Value $ (000’s)
Technology continued
Fidelity National Information Services, Inc., 2.250%, 8/15/21	490,000	485
Hewlett Packard Enterprise Co., 2.850%, 10/5/18 (b)	425,000	429
Keysight Technologies, Inc., 3.300%, 10/30/19 (b)	1,220,000	1,243
QUALCOMM, Inc., 2.100%, 5/20/20	280,000	281
QUALCOMM, Inc., 2.600%, 1/30/23	190,000	189
Seagate HDD Cayman, 3.750%, 11/15/18	285,000	292
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	200,000	203
Xerox Corp., 5.625%, 12/15/19	295,000	315

Total		8,318

Telecommunications (2.0%)
AT&T, Inc., 2.300%, 3/11/19	625,000	629
BellSouth LLC, 4.285%, 4/26/18 144A	1,495,000	1,522
British Telecommunications PLC, 2.350%, 2/14/19	250,000	251
Crown Castle International Corp., 2.250%, 9/1/21	195,000	192
Crown Castle International Corp., 3.400%, 2/15/21	385,000	395
Crown Castle Towers LLC, 6.113%, 1/15/20 144A	815,000	876
SBA Tower Trust, 2.240%, 4/16/18 144A	180,000	180
SBA Tower Trust, 2.877%, 7/15/21 144A	155,000	155
SBA Tower Trust, 3.156%, 10/15/20 144A	635,000	648
SBA Tower Trust, 3.168%, 4/15/22 144A	390,000	392
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	404

Total		5,644

Transportation (1.8%)
Burlington Northern Santa Fe LLC, 5.750%, 3/15/18	750,000	773
Delta Air Lines, Inc., 2.875%, 3/13/20	295,000	299
ERAC USA Finance LLC, 2.800%, 11/1/18 144A	325,000	328
ERAC USA Finance LLC, 6.375%, 10/15/17 144A	385,000	390
HPHT Finance 15, Ltd., 2.250%, 3/17/18 144A	644,000	644
Kansas City Southern, 2.350%, 5/15/20	450,000	449
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	1,175,000	1,187
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18 144A	705,000	713
Southwest Airlines Co., 2.750%, 11/6/19	280,000	284
Union Pacific Corp., 2.250%, 2/15/19	85,000	86

Total		5,153

Total Corporate Bonds (Cost: $142,174)		142,709

Governments (11.1%)
Foreign Agencies (0.6%)
Petroleos Mexicanos, 3.500%, 7/23/20	580,000	586
State Grid Overseas Investment 2016, Ltd., 2.250%, 5/4/20 144A	1,030,000	1,027

Total		1,613

US Government & Agencies (10.5%)
US Treasury, 0.875%, 6/15/19(b)	3,105,000	3,075
US Treasury, 1.000%, 11/15/19(b)	16,780,000	16,604
US Treasury, 1.250%, 5/31/19(b)	2,825,000	2,818
US Treasury, 1.375%, 5/31/21	1,000,000	986
US Treasury, 1.625%, 11/30/20(b)	5,605,000	5,602

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Governments (11.1%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
US Treasury, 1.750%, 9/30/19	450,000	453

Total		29,538

Total Governments (Cost: $31,209)		31,151

Municipal Bonds (0.6%)
Municipal Bonds (0.6%)
Province of Ontario Canada, 2.000%, 9/27/18 RB	1,000,000	1,006
State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	191
State Board of Administration Finance Corp., 2.163%, 7/1/19 RB	475,000	477

Total Municipal Bonds (Cost: $1,665)		1,674

Structured Products (34.7%)
Structured Products (34.7%)
AEP Texas Central Transition Funding II LLC, 5.170%, 1/1/18	226,314	228
Ally Auto Receivables Trust, Series 2014-1, Class C, 2.040%, 12/15/19	75,000	75
Ally Auto Receivables Trust, Series 2015-2, Class C, 2.410%, 1/15/21 144A	505,000	508
Ally Auto Receivables Trust, Series 2017-2, Class C, 2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2014-1, Class D, 2.480%, 2/15/21	75,000	75
Ally Auto Receivables Trust, Series 2016-1, Class D, 2.840%, 9/15/22	180,000	181
Ally Auto Receivables Trust, Series 2017-2, Class D, 2.930%, 11/15/23	95,000	95
Ally Master Owner Trust, Series 2017-2, Class A, 1.553%, 6/15/21	95,000	95
Ally Master Owner Trust, Series 2017-3, Class A1, 1.574%, 6/15/22	75,000	75
Ally Master Owner Trust, Series 2015-3, Class A, 1.630%, 5/15/20(b)	1,195,000	1,195
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/20(b)	1,775,000	1,776
Americredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.530%, 7/8/21	385,000	383
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.260%, 11/8/19	230,055	230
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.270%, 1/8/20	205,380	205
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.700%, 7/8/20	220,000	220
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A3, 1.810%, 10/8/20	75,000	75
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/9/20	220,000	222
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	520,000	524
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	175,000	176

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.000%, 6/8/21	245,000	247
AmeriCredit Automobile Receivables Trust, Series 14-3, Class D, 3.130%, 10/8/20	445,000	452
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.340%, 8/8/21	310,000	314
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.370%, 11/8/21	375,000	380
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class E, 3.580%, 8/9/21	175,000	178
ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.110%, 11/15/18 144A	114,641	115
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.670%, 9/15/23 144A	520,000	519
ARI Fleet Lease Trust, Series 2016-A, Class A2, 1.820%, 7/15/24 144A	388,525	389
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.910%, 4/15/26 144A	135,000	135
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.280%, 4/15/26 144A	700,000	700
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A3, 1.930%, 3/11/19 144A	520,610	521
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A2, 1.460%, 4/10/19 144A	145,856	146
Ascentium Equipment Receivables Trust, Series 2016-1A, Class A2, 1.750%, 11/13/18 144A	110,593	111
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 1.870%, 7/10/19 144A	160,000	160
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 2.290%, 6/10/21 144A	160,000	160
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	275,000	275
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/20 144A	155,000	155
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	655,000	653
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/20 144A	135,000	136
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.660%, 2/20/20 144A	670,000	680
BAMLL Commercial Mortgage Securities Trust, Series 2014-IP, Class A, 2.807%, 6/15/28 144A	475,000	476
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1, 1.957%, 2/15/50	138,058	138
BANK, Series 2017-BNK4, Class A1, 2.002%, 5/15/50	570,299	570
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/55 144A	288,999	296
BMW Vehicle Lease Trust, Series 2016-2, Class A3, 1.430%, 9/20/19	215,000	214
BMW Vehicle Lease Trust, Series 2017-1, Class A3, 1.980%, 5/20/20	325,000	326

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.510%, 2/16/21	130,000	131
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	120,000	120
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	301,857	302
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4, 1.630%, 1/20/21	175,000	174
Capital Auto Receivables Asset Trust, Series 2015-3, Class A2, 1.720%, 1/22/19	615,768	616
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	250,000	250
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.730%, 4/20/20	240,000	240
Capital Auto Receivables Asset Trust, Series 2013-4, Class D, 3.220%, 5/20/19	300,000	302
CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	130,294	130
CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/21	400,000	397
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.520%, 2/16/21	315,000	314
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.810%, 7/15/20	250,000	250
CarMax Auto Owner Trust, Series 2015-3, Class D, 3.270%, 3/15/22	220,000	222
CCG Receivables Trust, Series 2015-1, Class A2, 1.460%, 11/14/18 144A	113,761	114
CCG Receivables Trust, Series 2016-1, Class A2, 1.690%, 9/14/22 144A	165,517	165
CCG Receivables Trust, Series 2017-1, Class A2, 1.840%, 11/14/23 144A	265,000	265
CCG Receivables Trust, Series 2015-1, Class B, 2.600%, 1/17/23 144A	370,000	371
CD Mortgage Trust, Series 2016-CD2, Class A1, 1.848%, 11/10/49	630,929	628
CD Mortgage Trust, Series 2017-CD3, Class A1, 1.965%, 2/10/50	146,717	146
CD Mortgage Trust, Series 2007-CD5, Class AMA, 6.506%, 11/15/44	565,000	570
Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/21	985,000	979
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.360%, 1/15/20 144A	117,975	118
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/21 144A	125,000	125
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	126,961	126
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	155,571	155
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	356,971	356
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A11, 1.643%, 9/10/58	332,224	331

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	129,027	129
CLNS Trust, Series 2017-IKPR, Class A, 1.800%, 6/11/32 144A	240,000	240
CNH Equipment Trust, Series 2013-B, Class A4, 0.990%, 11/15/18	357,654	358
CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	428,558	428
CNH Equipment Trust, Series 2016-C, Class A3, 1.440%, 12/15/21	260,000	258
CNH Equipment Trust, Series 2016-A, Class A3, 1.480%, 4/15/21	350,000	349
CNH Equipment Trust, Series 2014-B, Class A4, 1.610%, 5/17/21	1,150,000	1,150
CNH Equipment Trust, Series 2015-C, Class B, 2.400%, 2/15/23	570,000	573
COLT Mortgage Loan Trust, Series 2017-1, Class A1, 2.614%, 5/27/47 144A	530,901	534
COLT Mortgage Loan Trust, Series 2017-1, Class A3, 3.074%, 5/27/47 144A	93,140	94
COMM Mortgage Trust, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	91,952	92
COMM Mortgage Trust, Series 2014-CR21, Class A1, 1.494%, 12/10/47	52,633	52
COMM Mortgage Trust, Series 2015-CR22, Class A1, 1.569%, 3/10/48	46,308	46
COMM Mortgage Trust, Series 2015-CR26, Class A1, 1.604%, 10/10/48	285,317	284
COMM Mortgage Trust, Series 2015-PC1, Class A1, 1.667%, 7/10/50	422,819	423
COMM Mortgage Trust, Series 2015-CR25, Class A1, 1.737%, 8/10/48	264,460	264
COMM Mortgage Trust, Series 2016-CR28, Class A1, 1.770%, 2/10/49	29,260	29
COMM Mortgage Trust, Series 2015-LC23, Class A2, 3.221%, 10/10/48	605,000	622
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951%, 7/10/38	208,945	209
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	561,762	559
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	49,457	49
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.717%, 8/15/48	252,523	252
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1, 1.747%, 11/15/48	74,357	74
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	645,150	649
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.540%, 5/20/27 144A	116,714	116
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.730%, 7/20/27 144A	97,206	97
Diamond Resorts Owner Trust, Series 2015-2, Class A, 2.990%, 5/22/28 144A	109,764	108

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/22	370,000	367
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 1/25/42 144A	684,856	685
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.300%, 9/20/20 144A	130,202	130
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 1.590%, 2/22/21 144A	267,566	268
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.740%, 2/22/22 144A	565,811	565
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 1.830%, 9/20/21 144A	805,142	805
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 1.970%, 1/20/23 144A	155,000	155
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.130%, 7/20/22 144A	200,000	200
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 2.066%, 11/25/29	412,397	414
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, 2.166%, 10/25/29	681,771	685
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 2.366%, 9/25/29	549,832	555
Fannie Mae Connecticut Avenue Securities, Series 2016-C07, Class 2M1, 2.516%, 4/25/29	319,637	322
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1, 2.516%, 7/25/29	375,078	379
Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 2M1, 3.316%, 8/25/28	380,798	385
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 3.366%, 9/25/28	114,486	116
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A, 2.570%, 7/29/47 144A	175,657	176
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.250%, 6/15/27(b)	1,566,363	1,521
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1, 1.959%, 12/25/29	250,000	251
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.000%, 2/15/25	507,434	506
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M1, 2.116%, 10/25/27	104,625	105
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M1, 2.316%, 5/25/25	46,033	46
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1, 2.416%, 8/25/29	492,226	498
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 2.416%, 7/25/29	244,241	247
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 2.416%, 10/25/29	683,853	694
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 2.666%, 7/25/28	234,758	236
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M1, 2.966%, 9/25/28	126,151	127
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	110,149	114
Federal Home Loan Mortgage Corp., 5.000%, 4/1/18	7,321	7

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 5.500%, 5/1/22	143,637	152
Federal Home Loan Mortgage Corp., 6.000%, 12/1/28	11,110	13
Federal Home Loan Mortgage Corp., 6.000%, 9/1/34	4,122	5
Federal Home Loan Mortgage Corp., 6.000%, 2/1/35	65,674	74
Federal Home Loan Mortgage Corp., 6.000%, 9/1/35	22,561	26
Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	3,684	5
Federal National Mortgage Association, Series 2010-95, Class BK, 1.500%, 2/25/20	260,874	261
Federal National Mortgage Association, 1.716%, 11/25/46	294,556	298
Federal National Mortgage Association, 1.716%, 11/25/46	521,159	520
Federal National Mortgage Association, 1.716%, 11/25/46	538,611	544
Federal National Mortgage Association, Series 2013-74, Class AD, 2.000%, 7/25/23	446,505	445
Federal National Mortgage Association, 2.500%, 10/1/22	752,991	762
Federal National Mortgage Association, 2.500%, 12/1/22	191,127	193
Federal National Mortgage Association, Series 2011-113, Class AG, 2.500%, 11/25/26	292,805	296
Federal National Mortgage Association, 3.000%, 6/1/22	213,644	219
Federal National Mortgage Association, 3.000%, 4/1/24	506,049	520
Federal National Mortgage Association, 3.000%, 8/1/28	517,866	532
Federal National Mortgage Association, 3.000%, 2/1/30	146,801	151
Federal National Mortgage Association, 3.000%, 4/1/30	250,541	257
Federal National Mortgage Association, 3.000%, 7/1/30	604,395	621
Federal National Mortgage Association, 3.000%, 9/1/30	305,664	314
Federal National Mortgage Association, 3.500%, 5/1/27	978,224	1,019
Federal National Mortgage Association, 3.500%, 4/1/46(b)	2,979,041	3,062
Federal National Mortgage Association, 3.500%, 8/1/46	811,130	834
Federal National Mortgage Association, 3.500%, 10/1/46	356,462	366
Federal National Mortgage Association, 4.000%, 2/1/29(b)	1,179,337	1,241
Federal National Mortgage Association, 4.500%, 5/1/40	187,556	203
Federal National Mortgage Association, 4.500%, 9/1/40	176,246	191
Federal National Mortgage Association, 4.500%, 2/1/44	662,110	711
Federal National Mortgage Association, 5.000%, 10/1/33	237,551	261
Federal National Mortgage Association, 5.500%, 8/1/37	133,688	150

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 5.500%, 2/1/38	494,852	554
Federal National Mortgage Association, 6.000%, 8/1/22	66,455	70
Federal National Mortgage Association, 6.000%, 3/1/34	111,412	127
Federal National Mortgage Association, 6.000%, 8/1/34	310,016	354
Federal National Mortgage Association, 6.000%, 11/1/34	12,418	14
Federal National Mortgage Association, 6.000%, 12/1/34	3,845	4
Federal National Mortgage Association, 6.000%, 4/1/35	7,301	8
Federal National Mortgage Association, 6.000%, 5/1/38	5,334	6
Federal National Mortgage Association, 6.000%, 10/1/40	266,395	302
Federal National Mortgage Association, 6.500%, 7/1/32	36,488	42
Federal National Mortgage Association, 6.500%, 12/1/32	41,381	48
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.380%, 12/15/20	500,000	500
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.290%, 4/15/19	228,336	228
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.500%, 1/15/20	575,000	576
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.400%, 8/15/19	1,150,000	1,150
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.550%, 7/15/21	490,000	488
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.750%, 7/15/21	190,000	189
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class B, 2.250%, 5/15/22	480,000	480
Ford Credit Floorplan Master Owner Trust, Series 2013-4, Class C, 2.290%, 6/15/20	1,070,000	1,072
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/19	415,000	415
GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.970%, 5/20/20	225,000	223
GM Financial Automobile Leasing Trust, Series 2017-2, Class A3, 2.020%, 9/21/20	325,000	325
GM Financial Automobile Leasing Trust, Series 2017-1, Class A4, 2.260%, 8/20/20	75,000	75
GM Financial Automobile Leasing Trust, Series 2015-1, Class D, 3.010%, 3/20/20	140,000	141
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.650%, 5/15/20 144A	290,000	290
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1, 1.960%, 5/17/21 144A	395,000	396
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.410%, 5/17/21 144A	125,000	126

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class C, 2.850%, 5/17/21 144A	100,000	100
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C, 2.970%, 1/18/22 144A	260,000	261
Government National Mortgage Association, 3.500%, 12/20/42	11,735	12
Government National Mortgage Association, 3.500%, 9/20/43	172,869	180
Government National Mortgage Association, 5.000%, 3/20/34	628,490	699
Government National Mortgage Association, 5.500%, 6/20/37	151,230	167
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A2, 1.720%, 4/22/19 144A	100,000	100
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3, 1.730%, 6/20/19 144A	350,000	350
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3, 2.060%, 6/22/20 144A	100,000	100
GS Mortgage Securities Trust, Series 2016-GS3, Class A1, 1.429%, 10/10/49	80,083	79
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	205,219	204
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	179,396	179
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1, 2.476%, 7/25/44 144A	71,909	71
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, 010/22/25 144A	345,000	345
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/26/28 144A	160,117	160
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.960%, 12/26/28 144A	91,495	92
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 1.939%, 5/8/30 144A	235,000	235
Huntington Auto Trust, Series 2016-1, Class A4, 1.930%, 4/15/22	325,000	325
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.400%, 11/15/18 144A	212,885	213
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A3, 1.600%, 7/15/19 144A	175,000	175
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/20 144A	290,000	289
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.680%, 4/15/20 144A	100,000	100
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class B, 1.860%, 5/17/21 144A	320,000	319
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.970%, 7/15/20 144A	500,000	500
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 4/15/19	105,101	105

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Hyundai Auto Receivables Trust, Series 2017-A, Class B, 2.380%, 4/17/23	150,000	151
John Deere Owner Trust, Series 2016-B, Class A3, 1.250%, 6/15/20	215,000	214
John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/19	106,796	107
John Deere Owner Trust, Series 2016-A, Class A3, 1.360%, 4/15/20	345,000	344
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1, 1.462%, 8/15/49	243,338	241
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.139%, 4/17/45	23,328	23
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	170,192	169
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	346,911	345
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	342,720	342
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.626%, 5/15/48	140,954	141
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	577,057	577
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.500%, 7/15/20 144A	605,000	601
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.670%, 7/15/20 144A	1,500,000	1,501
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.520%, 3/15/19	400,000	400
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/57 144A	116,217	116
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, 2.750%, 7/25/59 144A	670,000	676
MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.390%, 10/16/19 144A	129,542	129
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.480%, 6/15/20 144A	305,000	304
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 1.730%, 5/18/20 144A	395,000	395
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1, 1.389%, 9/15/49	126,917	125
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	212,737	212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-MS1, Class A1, 1.638%, 5/15/48	239,415	239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	222,517	222
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	366,669	365
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, 8/25/26 144A	60,353	61
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239%, 6/25/26 144A	83,352	84

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Nationstar HECM Loan Trust, Series 2016-1, Class A, 2.981%, 2/25/26 144A	37,337	37
Neuberger Berman Clo., Ltd., Series 2015-19A, Class A1R, 1.000%, 7/15/27 144A	250,000	250
Nissan Auto Lease Trust, Series 2016-B, Class A4, 1.610%, 1/18/22	370,000	369
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.440%, 1/15/20	400,000	400
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.540%, 6/15/21	335,000	333
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1.589%, 4/18/22	1,110,000	1,113
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/21	50,000	50
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/22	274,000	274
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.470%, 12/15/20	170,000	171
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.580%, 5/16/22	65,000	65
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.650%, 8/17/20	55,000	55
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.740%, 12/15/21	705,000	708
Santander Drive Auto Receivables Trust, Series 2015-3, Class D, 3.490%, 5/17/21	345,000	351
Santander Drive Auto Receivables Trust, Series 2015-4, Class D, 3.530%, 8/16/21	240,000	245
Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.650%, 12/15/21	345,000	353
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A, 2.330%, 7/20/33 144A	131,954	132
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	316,038	316
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	158,228	158
Sierra Timeshare Receivables Funding LLC, Series 2016-3A, Class A, 2.430%, 10/20/33 144A	437,489	434
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 2.580%, 9/20/32 144A	304,138	305
Sierra Timeshare Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/34 144A	136,211	137
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	460,633	465
SLM Student Loan Trust, Series 2008-9, Class A, 2.656%, 4/25/23	166,719	170
SLM Student Loan Trust, Series 2008-4, Class A4, 2.806%, 7/25/22	86,191	88
SLM Student Loan Trust, Series 2008-5, Class A4, 2.856%, 7/25/23	231,237	238
SMART ABS Trust, series 2016-2US, Class A2A, 1.450%, 8/14/19	682,973	682
SMART ABS Trust, Series 2015-3US, Class A3A, 1.660%, 8/14/19	537,110	536

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Springleaf Funding Trust, Series 2016-AA, Class A, 2.900%, 11/15/29 144A	180,000	181
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.360%, 8/17/20	1,145,000	1,145
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20(b)	1,155,000	1,156
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.690%, 3/15/21	465,000	464
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B, 2.620%, 9/15/23	305,000	306
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B, 2.640%, 3/15/23	250,000	252
TIAA Seasoned Commerical Mortgage Trust, Series 2007-C4, Class AJ, 5.475%, 8/15/39	69,243	70
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/56 144A	108,701	108
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/55 144A	165,071	166
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.750%, 4/25/55 144A	320,149	323
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.750%, 5/25/55 144A	297,380	300
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/55 144A	136,597	138
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.750%, 10/25/56 144A	517,060	521
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, 4/25/57 144A	344,399	348
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.000%, 2/25/55 144A	207,200	209
Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/21 144A	500,000	499
Verizon Owner Trust, Series 2016-2A, Class B, 2.150%, 5/20/21 144A	340,000	340
Verizon Owner Trust, Series 2016-2A, Class C, 2.360%, 5/20/21 144A	270,000	270
Verizon Owner Trust, Series 2017-1A, Class B, 2.450%, 9/20/21 144A	110,000	111
Verizon Owner Trust, Series 2017-1A, Class C, 2.650%, 9/20/21 144A	150,000	151
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	4,875	5
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.450%, 9/21/20	425,000	425
Volvo Financial Equipment LLC, Series 2016-1A, Class A3, 1.670%, 2/18/20 144A	175,000	175
Volvo Financial Equipment LLC, Series 2014-1A, Class C, 1.940%, 11/15/21 144A	265,000	265

Structured Products (34.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	244,939	244
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1, 1.441%, 10/15/49	138,924	138
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	114,595	114
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	139,149	139
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	180,865	180
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1, 1.577%, 1/15/59	280,085	279
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.730%, 2/15/48	308,161	308
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1, 1.968%, 7/15/50	285,000	285
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.020%, 7/15/58	530,000	541
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 3.237%, 12/25/34	318,984	326
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 144A	859,688	867
Wheels SPV 2 LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	66,428	66
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.590%, 5/20/25 144A	191,035	191
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 8/15/19	480,000	478

Total Structured Products (Cost: $97,658)		97,760

Short-Term Investments (1.6%)
Commercial Paper (1.6%)
Anheuser-Busch InBev Worldwide, Inc., 1.450%, 9/5/17 144A (r)	390,000	389
Anheuser-Busch InBev Worldwide, Inc., 1.512%, 10/10/17 144A (r)	250,000	249
AXA Financial, 1.533%, 7/24/17 144A (r)	1,235,000	1,234
Ford Motor Credit Co. LLC, 1.750%, 9/1/17 144A (r)	1,285,000	1,282
Manhattan Asset Funding Co. LLC, 1.520%, 9/6/17 144A (r)	1,280,000	1,277

Total		4,431

Total Short-Term Investments (Cost: $4,429)		4,431

Total Investments (98.7%) (Cost: $277,135)(a)		277,725

Other Assets, Less Liabilities (1.3%)		3,676

Net Assets (100.0%)		281,401

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $66,665 representing 23.7% of the net assets.

RB — Revenue Bond

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $277,135 and the net unrealized appreciation of investments based on that cost was $590 which is comprised of $1,067 aggregate gross unrealized appreciation and $477 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2017, $5,917)	47	9/17	$17
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2017, $51,691)	239	9/17	(41)

(r)	Rates are discount rates at the time of purchase

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$1,674	$—
Corporate Bonds
Telecommunications	—	5,489	155
All Others	—	137,065	—
Government Bonds	—	31,151	—
Structured Products	—	96,356	1,404
Short-Term Investments	—	4,431	—
Other Financial Instruments^
Futures	17	—	—

Total Assets:	$17	$276,166	$1,559

Liabilities:
Other Financial Instruments^
Futures	(41)	—	—

Total Liabilities:	$(41)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended June30, 2017, there were transfers from Level 2 to Level 3 in the amount of $253 (in thousands). These transfers were the result of a decrease in the quantity of observable inputs for a security that is now priced by a third party vendor utilizing a broker quote.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Select Bond Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transactions costs, which may adversely affect performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,023.09	$ 1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$ 1.56

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Select Bond Portfolio

Select Bond Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Corporate Bonds (23.8%)	Shares/ $ Par	Value $ (000’s)
Aerospace & Defense (0.3%)
Northrop Grumman Corp., 3.200%, 2/1/27 (b)	3,650,000	3,675
Northrop Grumman Corp., 3.250%, 8/1/23	3,305,000	3,418
Northrop Grumman Corp., 3.850%, 4/15/45	1,060,000	1,051

Total		8,144

Autos & Vehicle Parts (0.9%)
Ford Motor Co., 4.346%, 12/8/26	2,575,000	2,651
Ford Motor Co., 5.291%, 12/8/46	2,505,000	2,571
Ford Motor Credit Co. LLC, 3.339%, 3/28/22	2,815,000	2,857
Ford Motor Credit Co. LLC, 3.810%, 1/9/24	2,630,000	2,663
General Motors Co., 6.750%, 4/1/46	2,894,000	3,432
General Motors Financial Co., Inc., 3.150%, 6/30/22 (b)	3,585,000	3,591
General Motors Financial Co., Inc., 3.950%, 4/13/24 (b)	4,810,000	4,878
General Motors Financial Co., Inc., 4.350%, 1/17/27 (b)	4,085,000	4,135

Total		26,778

Banking (5.7%)
Banco Santander SA, 3.500%, 4/11/22	2,200,000	2,252
Banco Santander SA, 4.250%, 4/11/27	2,755,000	2,859
Bank of America Corp., 2.503%, 10/21/22 (b)	5,590,000	5,519
Bank of America Corp., 4.183%, 11/25/27	995,000	1,012
Bank of America Corp., 4.244%, 4/24/38 (b)	3,740,000	3,889
Bank of America Corp., 4.450%, 3/3/26	1,695,000	1,764
Bank of America Corp., 6.000%, 9/1/17	3,465,000	3,489
The Bank of New York Mellon Corp., 3.250%, 5/16/27 (b)	6,550,000	6,608
Barclays PLC, 4.950%, 1/10/47	1,755,000	1,873
Capital One Financial Corp., 3.750%, 7/28/26	1,825,000	1,781
Capital One Financial Corp., 3.750%, 3/9/27	1,060,000	1,056
Capital One Financial Corp., 4.200%, 10/29/25	756,000	762
Citigroup, Inc., 1.550%, 8/14/17 (b)	4,925,000	4,925
Citigroup, Inc., 4.281%, 4/24/48	2,140,000	2,190
Citigroup, Inc., 4.450%, 9/29/27 (b)	3,555,000	3,697
The Goldman Sachs Group, Inc., 2.350%, 11/15/21 (b)	4,295,000	4,237
The Goldman Sachs Group, Inc., 2.625%, 4/25/21	2,050,000	2,054
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	2,620,000	2,652
The Goldman Sachs Group, Inc., 3.500%, 11/16/26 (b)	3,890,000	3,869
The Goldman Sachs Group, Inc., 6.750%, 10/1/37 (b)	6,800,000	8,827
HSBC Holdings PLC, 2.650%, 1/5/22 (b)	6,380,000	6,365
HSBC Holdings PLC, 3.262%, 3/13/23 (b)	5,360,000	5,462
HSBC Holdings PLC, 4.041%, 3/13/28	1,145,000	1,186
HSBC Holdings PLC, 4.375%, 11/23/26	3,202,000	3,322
ING Groep NV, 3.150%, 3/29/22	2,620,000	2,670
ING Groep NV, 3.950%, 3/29/27	2,990,000	3,109
Intesa Sanpaolo SPA, 5.250%, 1/12/24	761,000	841
JPMorgan Chase & Co., 2.295%, 8/15/21 (b)	4,920,000	4,891
JPMorgan Chase & Co., 2.950%, 10/1/26 (b)	5,786,000	5,584
JPMorgan Chase & Co., 2.972%, 1/15/23 (b)	5,655,000	5,722

Corporate Bonds (23.8%)	Shares/ $ Par	Value $ (000’s)
Banking continued
JPMorgan Chase & Co., 3.540%, 5/1/28	1,213,000	1,217
JPMorgan Chase & Co., 4.260%, 2/22/48	3,035,000	3,175
Lazard Group LLC, 3.750%, 2/13/25	3,490,000	3,519
Morgan Stanley, 2.625%, 11/17/21 (b)	10,780,000	10,764
Morgan Stanley, 2.750%, 5/19/22 (b)	7,240,000	7,238
Morgan Stanley, 3.625%, 1/20/27	3,067,000	3,089
Morgan Stanley, 4.375%, 1/22/47	2,620,000	2,733
National Australia Bank, Ltd., 2.500%, 5/22/22 (b)	4,980,000	4,953
The Toronto-Dominion Bank, 2.250%, 3/15/21 144A	6,660,000	6,653
UBS Group Funding Switzerland AG, 2.650%, 2/1/22 144A	5,000,000	4,989
UBS Group Funding Switzerland AG, 3.491%, 5/23/23 144A	3,610,000	3,693
UBS Group Funding Switzerland AG, 4.253%, 3/23/28 144A	935,000	977
UniCredit SPA, 4.625%, 4/12/27 144A	1,338,000	1,408
US Bancorp, 3.150%, 4/27/27 (b)	7,360,000	7,372

Total		166,247

Basic Materials (0.2%)
Fibria Overseas Finance, Ltd., 5.500%, 1/17/27	2,025,000	2,068
International Paper Co., 5.150%, 5/15/46	2,485,000	2,770

Total		4,838

Builders & Building Materials (0.0%)
Vulcan Martials Co., 4.500%, 6/15/47	1,205,000	1,218

Total		1,218

Chemicals (0.7%)
CF Industries, Inc., 3.400%, 12/1/21 144A	2,210,000	2,234
CF Industries, Inc., 4.500%, 12/1/26 144A	2,760,000	2,838
Potash Corp. of Saskatchewan, Inc., 4.000%, 12/15/26 (b)	4,135,000	4,264
The Sherwin-Williams Co., 2.750%, 6/1/22 (b)	5,290,000	5,287
The Sherwin-Williams Co., 3.450%, 6/1/27 (b)	3,665,000	3,689
The Sherwin-Williams Co., 4.500%, 6/1/47	1,675,000	1,755

Total		20,067

Conglomerate & Diversified Manufacturing (0.2%)
General Electric Co., 5.875%, 1/14/38	965,000	1,249
Valmont Industries, Inc., 5.250%, 10/1/54	1,560,000	1,501
Wabtec Corp., 3.450%, 11/15/26 144A	2,440,000	2,406

Total		5,156

Consumer Products & Retailing (1.1%)
Costco Wholesale Corp., 2.150%, 5/18/21 (b)	5,700,000	5,701
Costco Wholesale Corp., 2.300%, 5/18/22 (b)	3,980,000	3,971
Costco Wholesale Corp., 2.750%, 5/18/24	3,440,000	3,439
Costco Wholesale Corp., 3.000%, 5/18/27 (b)	3,995,000	3,986
McDonald’s Corp., 2.750%, 12/9/20	1,415,000	1,441
McDonald’s Corp., 4.875%, 12/9/45	3,105,000	3,462
Reynolds American, Inc., 5.850%, 8/15/45 (b)	3,001,000	3,675
Walgreens Boots Alliance, Inc., 3.450%, 6/1/26 (b)	5,320,000	5,309

Total		30,984

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (23.8%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities (1.9%)
Alabama Power Co., 2.450%, 3/30/22	2,625,000	2,634
American Electric Power Co., 1.650%, 12/15/17	3,490,000	3,490
Appalachian Power Co., 3.300%, 6/1/27	1,700,000	1,722
Dominion Energy, Inc., 1.600%, 8/15/19	2,100,000	2,082
Dominion Energy, Inc., 2.000%, 8/15/21	1,560,000	1,530
Duke Energy Carolinas LLC, 2.500%, 3/15/23	2,190,000	2,194
Duke Energy Carolinas LLC, 3.875%, 3/15/46	1,110,000	1,132
Duke Energy Corp., 1.800%, 9/1/21	2,395,000	2,338
Duke Energy Florida LLC, 3.400%, 10/1/46	1,035,000	961
Enel Finance International NV, 2.875%, 5/25/22 144A	5,270,000	5,277
Enel Finance International NV, 3.625%, 5/25/27 144A	4,015,000	3,976
FirstEnergy Corp., 2.850%, 7/15/22	889,000	888
Georgia Power Co., 4.300%, 3/15/42	530,000	544
Great Plains Energy, Inc., 3.150%, 4/1/22	2,370,000	2,395
Great Plains Energy, Inc., 3.900%, 4/1/27	2,940,000	2,974
Great Plains Energy, Inc., 4.850%, 4/1/47	1,075,000	1,106
Indiana Michigan Power Co., 4.550%, 3/15/46	1,110,000	1,214
MidAmerican Energy Co., 4.250%, 5/1/46	1,505,000	1,613
Oklahoma Gas & Electric Co., 4.150%, 4/1/47	2,190,000	2,284
PECO Energy Co., 3.150%, 10/15/25	2,780,000	2,818
PPL Electric Utilities Corp., 4.150%, 10/1/45	1,850,000	1,965
Sierra Pacific Power Co., 2.600%, 5/1/26	2,420,000	2,336
The Southern Co., 4.400%, 7/1/46	1,465,000	1,492
Southwestern Electric Power Co., 3.900%, 4/1/45	735,000	721
Virginia Electric & Power Co., 2.950%, 11/15/26	1,530,000	1,514
Westar Energy, Inc., 3.100%, 4/1/27	2,620,000	2,617

Total		53,817

Energy (0.6%)
Anadarko Petroleum Corp., 5.550%, 3/15/26 (b)	3,542,000	3,958
Apache Corp., 4.250%, 1/15/44	1,000,000	937
Cimarex Energy Co., 3.900%, 5/15/27	1,555,000	1,564
Cimarex Energy Co., 4.375%, 6/1/24	2,030,000	2,128
Encana Corp., 6.500%, 8/15/34	1,255,000	1,432
Encana Corp., 6.500%, 2/1/38	2,020,000	2,297
Halliburton Co., 5.000%, 11/15/45	2,130,000	2,266
Newfield Exploration Co., 5.625%, 7/1/24	2,555,000	2,664
Southern Co. Gas Capital Corp., 2.450%, 10/1/23	1,595,000	1,547

Total		18,793

Finance (0.3%)
Air Lease Corp., 2.625%, 7/1/22 (b)	4,250,000	4,213
Air Lease Corp., 3.625%, 4/1/27	2,690,000	2,690
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	1,629,000	1,773

Total		8,676

Food & Beverage (0.9%)
Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21 (b)	5,875,000	5,954
Anheuser-Busch InBev Finance, Inc., 3.300%, 2/1/23 (b)	4,195,000	4,320
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46 (b)	5,058,000	5,709
Kraft Heinz Foods Co., 2.800%, 7/2/20 (b)	4,340,000	4,405

Corporate Bonds (23.8%)	Shares/ $ Par	Value $ (000’s)
Food & Beverage continued
Kraft Heinz Foods Co., 3.000%, 6/1/26	2,670,000	2,555
Kraft Heinz Foods Co., 4.375%, 6/1/46	3,085,000	3,021

Total		25,964

Healthcare (0.7%)
Abbott Laboratories, 3.750%, 11/30/26 (b)	4,555,000	4,650
Abbott Laboratories, 4.900%, 11/30/46	505,000	556
Becton Dickinson and Co., 2.404%, 6/5/20 (b)	3,635,000	3,641
Becton Dickinson and Co., 2.894%, 6/6/22	3,030,000	3,039
Becton Dickinson and Co., 3.363%, 6/6/24	3,030,000	3,037
Becton Dickinson and Co., 3.700%, 6/6/27	2,425,000	2,433
Becton Dickinson and Co., 4.685%, 12/15/44	2,040,000	2,101

Total		19,457

Insurance (0.8%)
American International Group, Inc., 4.375%, 1/15/55	415,000	399
American International Group, Inc., 6.250%, 5/1/36	1,675,000	2,096
Brighthouse Financial, Inc., 3.700%, 6/22/27 144A	2,975,000	2,939
Brighthouse Financial, Inc., 4.700%, 6/22/47 144A	1,075,000	1,061
Chubb INA Holdings, Inc., 4.350%, 11/3/45	2,530,000	2,774
The Guardian Life Insurance Co. of America, 4.850%, 1/24/77 144A	1,975,000	2,091
Kemper Corp., 4.350%, 2/15/25	2,730,000	2,757
Metropolitan Life Global Funding I, 1.950%, 9/15/21 144A	3,775,000	3,699
Metropolitan Life Global Funding I, 2.650%, 4/8/22 144A	2,605,000	2,613
Teachers Insurance & Annuity Association of America, 4.270%, 5/15/47 144A	2,100,000	2,150
Teachers Insurance & Annuity Association of America, 4.900%, 9/15/44 144A	925,000	1,036

Total		23,615

Media (1.0%)
CBS Corp., 2.500%, 2/15/23	3,580,000	3,546
CBS Corp., 3.375%, 2/15/28	1,790,000	1,754
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.908%, 7/23/25	2,825,000	3,052
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 5.375%, 5/1/47 144A	1,445,000	1,529
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	1,060,000	1,129
Comcast Corp., 2.350%, 1/15/27	1,510,000	1,417
Comcast Corp., 3.400%, 7/15/46	605,000	551
Discovery Communications LLC, 4.875%, 4/1/43	1,245,000	1,162
Discovery Communications LLC, 4.900%, 3/11/26	1,075,000	1,140
Discovery Communications LLC, 4.950%, 5/15/42	620,000	579
Grupo Televisa SAB, 5.000%, 5/13/45	1,105,000	1,063
Grupo Televisa SAB, 6.125%, 1/31/46	1,185,000	1,317
Moody’s Corp., 2.625%, 1/15/23 144A	2,400,000	2,386
NBCUniversal Media LLC, 4.450%, 1/15/43	405,000	430
Time Warner Cable LLC, 6.550%, 5/1/37	770,000	919
Time Warner, Inc., 3.800%, 2/15/27	2,955,000	2,975
Time Warner, Inc., 4.850%, 7/15/45	255,000	263

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (23.8%)	Shares/ $ Par	Value $ (000’s)
Media continued
Viacom, Inc., 4.375%, 3/15/43	1,950,000	1,733
Viacom, Inc., 4.850%, 12/15/34	1,411,000	1,402

Total		28,347

Metals & Mining (0.2%)
Barrick North America Finance LLC, 5.700%, 5/30/41	1,530,000	1,812
BHP Billiton Finance USA, Ltd., 5.000%, 9/30/43	1,560,000	1,805
Vale Overseas, Ltd., 5.875%, 6/10/21	1,185,000	1,272
Vale Overseas, Ltd., 6.250%, 8/10/26	1,745,000	1,882

Total		6,771

Oil & Gas (0.3%)
BP Capital Markets PLC, 3.588%, 4/14/27 (b)	3,530,000	3,582
BP Capital Markets PLC, 3.723%, 11/28/28	445,000	457
Cenovus Energy, Inc., 5.400%, 6/15/47 144A	851,000	794
Marathon Petroleum Corp., 4.750%, 9/15/44	565,000	537
Marathon Petroleum Corp., 5.000%, 9/15/54	1,265,000	1,157
Shell International Finance BV, 4.000%, 5/10/46	1,896,000	1,872

Total		8,399

Pharmaceuticals (1.1%)
AbbVie, Inc., 2.500%, 5/14/20 (b)	4,205,000	4,254
AbbVie, Inc., 2.900%, 11/6/22	1,020,000	1,030
AbbVie, Inc., 3.200%, 5/14/26	1,915,000	1,892
AbbVie, Inc., 4.450%, 5/14/46	2,860,000	2,952
AbbVie, Inc., 4.500%, 5/14/35	1,005,000	1,060
Allergan Funding SCS, 3.800%, 3/15/25	3,040,000	3,144
Celgene Corp., 5.000%, 8/15/45 (b)	3,425,000	3,856
Eli Lilly & Co., 2.350%, 5/15/22	1,005,000	1,008
Eli Lilly & Co., 3.100%, 5/15/27	1,510,000	1,525
Eli Lilly & Co., 3.950%, 5/15/47	905,000	934
Perrigo Finance Unlimited Co., 3.900%, 12/15/24	1,900,000	1,929
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	1,900,000	1,960
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/23 (b)	3,645,000	3,613
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26 (b)	4,295,000	4,200

Total		33,357

Pipelines (1.1%)
Enbridge Energy Partners LP, 5.500%, 9/15/40	1,270,000	1,330
Enbridge Energy Partners LP, 7.375%, 10/15/45	740,000	942
Enbridge, Inc., 2.900%, 7/15/22	2,618,000	2,613
Enbridge, Inc., 3.700%, 7/15/27	1,790,000	1,789
Energy Transfer LP, 2.500%, 6/15/18	2,190,000	2,201
Energy Transfer LP, 6.125%, 12/15/45	1,360,000	1,472
Kinder Morgan Energy Partners LP, 5.400%, 9/1/44	1,155,000	1,165
Kinder Morgan, Inc., 5.000%, 2/15/21 144A	4,460,000	4,782
Kinder Morgan, Inc., 5.550%, 6/1/45	1,175,000	1,245
ONEOK, Inc., 6.000%, 6/15/35	705,000	759
Phillips 66 Partners LP, 4.900%, 10/1/46	1,885,000	1,856
Sabine Pass Liquefaction LLC, 4.200%, 3/15/28 144A	1,975,000	1,995
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27 (b)	3,420,000	3,640
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	1,130,000	1,263
TC Pipelines LP, 3.900%, 5/25/27	1,705,000	1,701

Corporate Bonds (23.8%)	Shares/ $ Par	Value $ (000’s)
Pipelines continued
Williams Partners LP, 3.750%, 6/15/27	2,400,000	2,376
Williams Partners LP, 5.100%, 9/15/45	1,395,000	1,445

Total		32,574

Real Estate Investment Trusts (0.7%)
DDR Corp., 3.375%, 5/15/23	2,795,000	2,708
DDR Corp., 4.625%, 7/15/22	3,092,000	3,237
Mid-America Apartments LP, 3.600%, 6/1/27	1,710,000	1,705
Mid-America Apartments LP, 3.750%, 6/15/24	2,710,000	2,778
Mid-America Apartments LP, 4.000%, 11/15/25	1,290,000	1,335
Mid-America Apartments LP, 4.300%, 10/15/23	1,155,000	1,223
Regency Centers LP, 3.600%, 2/1/27	1,099,000	1,091
Tanger Properties LP, 3.750%, 12/1/24	1,360,000	1,365
Tanger Properties LP, 3.875%, 12/1/23	1,470,000	1,500
WEA Finance LLC, 3.150%, 4/5/22 144A	2,915,000	2,931

Total		19,873

Technology (3.1%)
Analog Devices, Inc., 2.500%, 12/5/21	2,300,000	2,302
Analog Devices, Inc., 3.125%, 12/5/23	2,465,000	2,491
Analog Devices, Inc., 3.500%, 12/5/26	1,870,000	1,885
Apple, Inc., 1.800%, 5/11/20 (b)	10,215,000	10,209
Apple, Inc., 2.300%, 5/11/22 (b)	10,210,000	10,191
Apple, Inc., 2.850%, 5/11/24 (b)	4,545,000	4,567
Apple, Inc., 3.000%, 2/9/24 (b)	4,055,000	4,116
Apple, Inc., 3.200%, 5/11/27	3,020,000	3,055
Apple, Inc., 3.350%, 2/9/27	3,010,000	3,077
Apple, Inc., 4.250%, 2/9/47	200,000	212
Apple, Inc., 4.375%, 5/13/45	1,005,000	1,087
Cisco Systems, Inc., 1.400%, 9/20/19 (b)	6,355,000	6,311
Cisco Systems, Inc., 1.850%, 9/20/21 (b)	6,930,000	6,845
Dell International LLC / EMC Corp., 6.020%, 6/15/26 144A(b)	3,250,000	3,580
Fidelity National Information Services, Inc., 2.250%, 8/15/21	1,800,000	1,781
Fidelity National Information Services, Inc., 2.850%, 10/15/18	3,170,000	3,207
Fidelity National Information Services, Inc., 3.625%, 10/15/20	2,530,000	2,650
Hewlett Packard Enterprise Co., 4.900%, 10/15/25	1,045,000	1,096
Hewlett Packard Enterprise Co., 6.350%, 10/15/45	2,740,000	2,896
Microsoft Corp., 2.000%, 8/8/23	2,755,000	2,685
Microsoft Corp., 2.400%, 2/6/22 (b)	4,100,000	4,139
Microsoft Corp., 2.875%, 2/6/24 (b)	3,580,000	3,638
Microsoft Corp., 3.450%, 8/8/36	1,050,000	1,051
Microsoft Corp., 3.700%, 8/8/46	2,265,000	2,241
Microsoft Corp., 4.100%, 2/6/37	2,050,000	2,208
Microsoft Corp., 4.250%, 2/6/47	1,000,000	1,083
Microsoft Corp., 4.500%, 2/6/57	1,025,000	1,128
Oracle Corp., 2.400%, 9/15/23	1,180,000	1,165

Total		90,896

Telecommunications (1.5%)
AT&T, Inc., 3.400%, 5/15/25 (b)	8,236,000	8,097
AT&T, Inc., 3.950%, 1/15/25 (b)	3,870,000	3,944
AT&T, Inc., 4.450%, 4/1/24	2,985,000	3,142

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (23.8%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
AT&T, Inc., 5.250%, 3/1/37	3,350,000	3,569
AT&T, Inc., 5.450%, 3/1/47	2,605,000	2,804
Nokia OYJ, 3.375%, 6/12/22 (b)	4,665,000	4,700
Nokia OYJ, 4.375%, 6/12/27	640,000	652
Telefonica Emisiones SAU, 5.213%, 3/8/47	1,600,000	1,728
Verizon Communications, Inc., 2.946%, 3/15/22 144A	2,100,000	2,115
Verizon Communications, Inc., 4.125%, 3/16/27	2,105,000	2,174
Verizon Communications, Inc., 4.125%, 8/15/46 (b)	5,195,000	4,623
Verizon Communications, Inc., 4.272%, 1/15/36	1,878,000	1,813
Verizon Communications, Inc., 4.400%, 11/1/34 (b)	4,419,000	4,379

Total		43,740

Transportation (0.5%)
ERAC USA Finance LLC, 2.700%, 11/1/23 144A	725,000	708
ERAC USA Finance LLC, 3.300%, 12/1/26 144A	4,220,000	4,109
ERAC USA Finance LLC, 4.500%, 2/15/45 144A	520,000	512
FedEx Corp., 4.400%, 1/15/47	1,710,000	1,759
FedEx Corp., 4.550%, 4/1/46	2,710,000	2,847
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 144A	1,960,000	2,008
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.400%, 11/15/26 144A	3,155,000	3,100

Total		15,043

Total Corporate Bonds (Cost: $684,143)		692,754

Governments (33.0%)
Foreign Agencies (1.6%)
Electricite de France SA, 6.000%, 1/22/2114 144A	1,380,000	1,519
Japan Bank for International Cooperation, 1.500%, 7/21/21	9,296,000	8,989
Japan Bank for International Cooperation, 1.750%, 5/28/20	3,250,000	3,214
Japan Bank for International Cooperation, 1.875%, 4/20/21	3,548,000	3,491
Japan Bank for International Cooperation, 2.250%, 2/24/20	10,176,000	10,220
Japan Bank for International Cooperation, 2.500%, 6/1/22	2,816,000	2,829
Petroleos Mexicanos, 2.460%, 12/15/25	5,456,150	5,470
Petroleos Mexicanos, 5.625%, 1/23/46	2,025,000	1,795
Petroleos Mexicanos, 6.500%, 3/13/27 144A	1,546,000	1,661
Petroleos Mexicanos, 6.750%, 9/21/47	1,730,000	1,747
State Grid Overseas Investment 2016, Ltd., 2.750%, 5/4/22 144A	3,230,000	3,215
State Grid Overseas Investment 2016, Ltd., 3.500%, 5/4/27 144A	2,220,000	2,216

Total		46,366

US Government & Agencies (30.2%)
Federal National Mortgage Association, 0.000%, 10/9/19	28,780,000	27,608
US Treasury, 1.125%, 2/28/21	11,390,000	11,159
US Treasury, 1.125%, 7/31/21	36,287,000	35,368

Governments (33.0%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
US Treasury, 1.250%, 3/31/19	5,461,000	5,449
US Treasury, 1.250%, 4/30/19	16,392,000	16,352
US Treasury, 1.250%, 5/31/19	19,320,000	19,273
US Treasury, 1.250%, 6/30/19	31,285,000	31,199
US Treasury, 1.375%, 8/31/20	6,569,000	6,523
US Treasury, 1.375%, 1/31/21	18,829,000	18,632
US Treasury, 1.500%, 5/15/20	68,619,000	68,541
US Treasury, 1.500%, 5/31/20	26,787,000	26,747
US Treasury, 1.500%, 6/15/20	24,659,000	24,624
US Treasury, 1.500%, 8/15/26	45,432,000	42,502
US Treasury, 1.625%, 6/30/20	26,572,000	26,619
US Treasury, 1.625%, 7/31/20	48,346,000	48,403
US Treasury, 1.750%, 5/31/22	21,146,000	21,022
US Treasury, 1.750%, 6/30/22	47,095,000	46,790
US Treasury, 1.875%, 1/31/22	37,908,000	37,955
US Treasury, 1.875%, 3/31/22	29,714,000	29,731
US Treasury, 1.875%, 4/30/22	15,423,000	15,420
US Treasury, 2.000%, 10/31/21	26,150,000	26,359
US Treasury, 2.000%, 12/31/21	44,186,000	44,505
US Treasury, 2.000%, 5/31/24	4,204,000	4,170
US Treasury, 2.000%, 11/15/26	24,891,000	24,271
US Treasury, 2.250%, 2/15/27	24,737,000	24,622
US Treasury, 2.375%, 5/15/27	66,471,000	66,892
US Treasury, 2.500%, 2/15/46	27,903,000	25,972
US Treasury, 2.500%, 5/15/46	25,816,000	24,018
US Treasury, 2.875%, 11/15/46	12,620,000	12,690
US Treasury, 3.000%, 11/15/45	24,338,000	25,067
US Treasury, 3.000%, 2/15/47	28,474,000	29,373
US Treasury, 3.000%, 5/15/47	12,544,000	12,946

Total		880,802

Yankee Sovereign (1.2%)
Indonesia Government International Bond, 3.700%, 1/8/22 144A	3,165,000	3,253
Indonesia Government International Bond, 4.350%, 1/8/27 144A	2,385,000	2,487
Israel Government International Bond, 4.500%, 1/30/43	1,825,000	1,963
Kuwait International Government Bond, 2.750%, 3/20/22 144A	4,100,000	4,114
Mexico Government International Bond, 4.000%, 10/2/23	1,925,000	2,013
Mexico Government International Bond, 4.150%, 3/28/27	4,890,000	5,064
Mexico Government International Bond, 4.350%, 1/15/47	2,244,000	2,108
Mexico Government International Bond, 5.750%, 10/12/2110	3,186,000	3,306
Paraguay Government International Bond, 6.100%, 8/11/44 144A	1,660,000	1,838
Republic of Chile, 3.860%, 6/21/47	1,485,000	1,489
Slovenia Government International Bond, 5.500%, 10/26/22 144A	2,970,000	3,388

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Governments (33.0%)	Shares/ $ Par	Value $ (000’s)
Yankee Sovereign continued
Slovenia Government International Bond, 5.850%, 5/10/23 144A	4,483,000	5,222

Total		36,245

Total Governments (Cost: $973,113)		963,413

Municipal Bonds (0.8%)
Municipal Bonds (0.8%)
County of Clark Department of Aviation, 6.820%, 7/1/45 RB	2,440,000	3,539
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	2,600,000	3,965
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	2,445,000	3,566
The Ohio State University, 4.800%, 6/1/11 RB	1,070,000	1,105
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,580,000	3,918
Province of Ontario, 1.625%, 1/18/19 GO	4,175,000	4,175
State of California, Series 2010, 7.600%, 11/1/40 GO	1,875,000	2,919

Total Municipal Bonds (Cost: $22,705)		23,187

Structured Products (51.6%)
Structured Products (51.6%)
Ally Auto Receivables Trust, Series 2015-2, Class A4, 1.840%, 6/15/20	116,000	116
Ally Auto Receivables Trust, Series 2017-01, Class A4, 1.990%, 11/15/21	1,146,000	1,149
Ally Auto Receivables Trust, Series 2017-3, Class A4, 2.010%, 3/15/22	1,190,000	1,191
Ally Auto Receivables Trust, Series 2017-2, Class A4, 2.100%, 3/15/22	2,180,000	2,185
Ally Master Owner Trust, Series 2017-2, Class A, 1.554%, 6/15/21	2,539,000	2,539
Ally Master Owner Trust, Series 2017-1, Class A, 1.559%, 2/15/21	1,729,000	1,733
Ally Master Owner Trust, Series 2017-3, Class A1, 1.574%, 6/15/22	2,684,000	2,686
Ally Master Owner Trust, Series 2017-3, Class A2, 2.040%, 6/15/22	4,062,000	4,048
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/22	5,967,000	5,980
Americredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.530%, 7/8/21	3,638,000	3,623
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.777%, 2/14/43 IO	1,325,078	1
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	8,192,000	8,171
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/23 144A	3,879,000	3,874
Bank of The West Auto Trust, Series 2014-1, Class A3, 1.090%, 3/15/19 144A	334,477	334
California Republic Auto Receivables Trust, Series 2017-1, Class A2, 1.550%, 11/15/19	2,569,000	2,568
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.820%, 9/15/20	2,888,000	2,890

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.830%, 12/15/21	3,169,000	3,164
California Republic Auto Receivables Trust, Series 2016-1, Class A3, 1.890%, 5/15/20	3,536,000	3,542
California Republic Auto Receivables Trust, Series 2017-1, Class A3, 1.900%, 3/15/21	2,569,000	2,567
California Republic Auto Receivables Trust, Series 2016-1, Class A4, 2.240%, 10/15/21	2,142,000	2,156
California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/22	1,177,000	1,182
California Republic Auto Receivables Trust, Series 2015-4, Class A4, 2.580%, 6/15/21 144A	3,085,000	3,118
Capital Auto Receivables Asset Trust, Series 2016-2, Class A2A, 1.320%, 1/22/19	504,069	504
Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/19	1,092,509	1,092
Capital Auto Receivables Asset Trust, Series 2015-2, Class A2, 1.390%, 9/20/18	350,778	351
Capital Auto Receivables Asset Trust, Series 2016-2, Class A3, 1.460%, 6/22/20	2,662,000	2,657
Capital Auto Receivables Asset Trust, Series 2016-1, Class A2A, 1.500%, 11/20/18	827,717	828
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	1,628,000	1,626
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	2,159,219	2,160
Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	1,365,000	1,362
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	3,384,000	3,387
Capital Auto Receivables Asset Trust, Series 2015-3, Class A3, 1.940%, 1/21/20	3,714,000	3,724
Capital Auto Receivables Asset Trust, Series 2015-2, Class A4, 1.970%, 1/21/20	2,362,000	2,369
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4, 1.980%, 10/20/20	1,690,000	1,696
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4, 2.010%, 7/20/20	1,879,000	1,886
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A, 1.390%, 1/15/21	340,000	340
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/23	1,890,000	1,898
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1, 1.793%, 1/10/48	1,408,014	1,404
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1, 1.965%, 6/15/50	965,000	963
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/58	1,545,000	1,552
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB, 3.367%, 6/15/50	1,226,000	1,255
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.572%, 6/15/50	1,535,000	1,567
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585%, 12/10/54	1,536,000	1,577

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	1,179,000	1,233
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A4, 4.961%, 4/15/44 144A	2,290,000	2,446
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1, 1.443%, 8/10/49	839,110	827
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB, 2.622%, 8/10/49	2,660,000	2,629
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB3, 3.121%, 6/10/50	694,000	706
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A5, 3.328%, 6/10/50	583,000	592
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB, 3.317%, 5/10/50	1,173,000	1,206
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.987%, 4/10/46	2,415,000	2,421
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A4, 3.093%, 4/10/46	923,000	942
Citigroup Commerical Mortgage Trust, Series 2013-GC11, Class AAB, 2.690%, 4/10/46	1,047,000	1,065
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.500%, 4/25/35	224,458	231
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A1, 1.295%, 10/10/46	132,525	132
Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class A1, 1.468%, 8/10/50	424,236	424
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	905,098	905
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A2, 2.122%, 3/10/46	3,838,485	3,845
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	1,231,000	1,245
Commercial Mortgage Pass Through Certificates, Series 2016-C0R1, Class ASB, 2.972%, 10/10/49	1,155,000	1,164
Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	1,176,000	1,220
Commercial Mortgage Pass Through Certificates, Series 2010-C1, Class A2, 3.830%, 7/10/46 144A	338,313	341
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/47	415,000	438
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	2,400,000	2,507

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Commerical Mortgage Pass Through Certificates, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,153
Commerical Mortgage Pass Through Certificates, Series 2013-CR9, Class ASB, 3.834%, 7/10/45	3,347,000	3,537
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.500%, 7/25/43 144A	3,951,308	3,880
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB, 3.533%, 11/15/48	582,000	607
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	2,706,000	2,828
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1.816%, 12/15/26	5,167,000	5,194
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.609%, 2/15/31 IO(m)	2,974,523	–
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 2.220%, 1/20/23 144A	3,219,000	3,219
Federal Home Loan Mortgage Corp., 2.630%, 7/1/46	9,055,123	9,207
Federal Home Loan Mortgage Corp., Series 4529, Class HC, 3.000%, 10/15/39	1,255,006	1,275
Federal Home Loan Mortgage Corp., 3.092%, 2/1/45	1,783,584	1,828
Federal Home Loan Mortgage Corp., 3.500%, 12/1/25	34,739	36
Federal Home Loan Mortgage Corp., 3.500%, 1/1/26	28,556	30
Federal Home Loan Mortgage Corp., 3.500%, 6/1/26	1,054,896	1,104
Federal Home Loan Mortgage Corp., 3.500%, 9/1/26	796,381	834
Federal Home Loan Mortgage Corp., Series 3829, Class ED, 3.500%, 10/15/28	713,503	718
Federal Home Loan Mortgage Corp., Series 3838, Class QE, 3.500%, 1/15/29	1,221,325	1,233
Federal Home Loan Mortgage Corp., 3.500%, 11/1/29	685,596	716
Federal Home Loan Mortgage Corp., 3.500%, 12/1/29	17,435,112	18,263
Federal Home Loan Mortgage Corp., 3.500%, 4/1/30	5,897,490	6,178
Federal Home Loan Mortgage Corp., 3.500%, 6/1/30	1,777,302	1,863
Federal Home Loan Mortgage Corp., 3.500%, 7/1/30	4,153,745	4,356
Federal Home Loan Mortgage Corp., 3.500%, 8/1/30	2,816,166	2,953
Federal Home Loan Mortgage Corp., 3.500%, 10/1/30	2,304,201	2,416
Federal Home Loan Mortgage Corp., 3.500%, 11/1/30	6,057,508	6,353
Federal Home Loan Mortgage Corp., 3.500%, 1/1/31	3,293,108	3,455
Federal Home Loan Mortgage Corp., 3.500%, 2/1/31	660,402	693
Federal Home Loan Mortgage Corp., 3.500%, 11/1/31	309,192	325
Federal Home Loan Mortgage Corp., 3.500%, 5/1/32	3,048,462	3,186
Federal Home Loan Mortgage Corp., 3.500%, 6/1/32	1,475,000	1,543
Federal Home Loan Mortgage Corp., 3.500%, 11/1/35	164,749	173
Federal Home Loan Mortgage Corp., 3.500%, 12/1/35	1,556,918	1,630
Federal Home Loan Mortgage Corp., 3.500%, 12/1/45	435,074	449

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	9,512,973	10,188
Federal Home Loan Mortgage Corp., 4.000%, 1/1/34	9,458,155	10,054
Federal Home Loan Mortgage Corp., 4.000%, 1/1/35	145,328	156
Federal Home Loan Mortgage Corp., 4.000%, 10/1/36	1,574,957	1,677
Federal Home Loan Mortgage Corp., 4.000%, 3/1/37	807,463	865
Federal Home Loan Mortgage Corp., 4.000%, 9/15/40	3,396,838	3,594
Federal Home Loan Mortgage Corp., Series 4640, Class LD, 4.000%, 9/15/43	10,654,794	11,237
Federal Home Loan Mortgage Corp., 4.000%, 8/1/44	799,353	846
Federal Home Loan Mortgage Corp., 4.000%, 2/1/45	1,237,812	1,320
Federal Home Loan Mortgage Corp., 4.000%, 9/1/45	566,425	599
Federal Home Loan Mortgage Corp., 4.000%, 10/1/45	1,519,668	1,607
Federal Home Loan Mortgage Corp., 4.000%, 11/1/45	2,399,378	2,538
Federal Home Loan Mortgage Corp., 4.000%, 12/1/45	2,018,604	2,134
Federal Home Loan Mortgage Corp., 4.000%, 2/1/46	1,228,960	1,300
Federal Home Loan Mortgage Corp., 4.000%, 4/1/46	545,573	577
Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	3,058,273	3,234
Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,192,425	1,273
Federal Home Loan Mortgage Corp., 4.000%, 6/1/47	1,447,000	1,533
Federal Home Loan Mortgage Corp., 4.500%, 8/1/20	3,169,696	3,240
Federal Home Loan Mortgage Corp., 4.500%, 6/1/39	133,996	144
Federal Home Loan Mortgage Corp., 4.500%, 3/1/41	430,967	470
Federal Home Loan Mortgage Corp., 4.500%, 2/1/42	276,971	299
Federal Home Loan Mortgage Corp., 4.500%, 6/1/44	1,395,965	1,502
Federal Home Loan Mortgage Corp., 4.500%, 1/1/45	987,596	1,079
Federal Home Loan Mortgage Corp., 4.500%, 2/1/47	2,906,885	3,167
Federal Home Loan Mortgage Corp., 4.500%, 4/1/47	14,223,931	15,489
Federal Home Loan Mortgage Corp., 4.500%, 5/1/47	9,756,733	10,629
Federal Home Loan Mortgage Corp., 4.500%, 6/1/47	3,104,000	3,362
Federal Home Loan Mortgage Corp., 4.500%, 7/1/39	146,314	157
Federal Home Loan Mortgage Corp., 5.000%, 5/1/44	656,905	724
Federal Home Loan Mortgage Corp., 5.000%, 6/1/44	2,667,030	2,962
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	557,193	636
Federal Home Loan Mortgage Corp. TBA, 3.000%, 7/1/47	29,700,000	29,635
Federal Home Loan Mortgage Corp. TBA, 3.500%, 7/1/47	5,500,000	5,650
Federal Home Loan Mortgage Corp. TBA, 4.000%, 8/1/47	4,400,000	4,619
Federal Home Loan Mortgage Corp. TBA, 4.000%, 9/1/47	24,200,000	25,358
Federal National Mortgage Association, Series 2015-M3, Class FA, 1.215%, 6/25/18	3,650,718	3,650
Federal National Mortgage Association, 2.369%, 7/25/26	4,133,000	3,972
Federal National Mortgage Association, Series 2017-M4, Class A2, 2.684%, 12/25/26	2,335,000	2,281

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/27	2,100,000	2,107
Federal National Mortgage Association, 2.978%, 5/1/47	1,046,325	1,071
Federal National Mortgage Association, 3.000%, 8/1/47	3,100,000	3,091
Federal National Mortgage Association, 3.136%, 3/1/47	4,042,409	4,175
Federal National Mortgage Association, 3.176%, 10/1/43	1,793,439	1,852
Federal National Mortgage Association, 3.183%, 7/1/47	994,000	1,012
Federal National Mortgage Association, 3.230%, 6/1/47	4,008,000	4,118
Federal National Mortgage Association, 3.258%, 4/1/47	4,817,346	4,924
Federal National Mortgage Association, 3.500%, 8/1/28	59,297	62
Federal National Mortgage Association, 3.500%, 10/1/28	2,235,415	2,330
Federal National Mortgage Association, Series 2011-43, Class AN, 3.500%, 12/25/28	1,312,118	1,319
Federal National Mortgage Association, 3.500%, 10/1/29	611,990	640
Federal National Mortgage Association, 3.500%, 1/1/30	3,527,782	3,691
Federal National Mortgage Association, 3.500%, 2/1/30	382,603	400
Federal National Mortgage Association, 3.500%, 7/1/30	2,693,425	2,817
Federal National Mortgage Association, 3.500%, 8/1/30	1,592,407	1,666
Federal National Mortgage Association, 3.500%, 1/1/31	3,028,523	3,166
Federal National Mortgage Association, 3.500%, 2/1/31	1,584,026	1,659
Federal National Mortgage Association, 3.500%, 4/1/31	1,211,033	1,269
Federal National Mortgage Association, 3.500%, 5/1/31	944,021	989
Federal National Mortgage Association, 3.500%, 4/1/31	4,329,256	4,529
Federal National Mortgage Association, 3.500%, 12/1/31	405,954	425
Federal National Mortgage Association, 3.500%, 2/1/32	500,186	523
Federal National Mortgage Association, 3.500%, 3/1/32	3,123,757	3,256
Federal National Mortgage Association, 3.500%, 4/1/32	5,517,016	5,766
Federal National Mortgage Association, 3.500%, 5/1/32	6,449,898	6,754
Federal National Mortgage Association, 3.500%, 6/1/32	6,204,048	6,478
Federal National Mortgage Association, 3.500%, 9/1/32	2,944,666	3,077

The Accompanying Notes are an Integral Part of the Financial Statements.

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Select Bond Portfolio

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 3.500%, 9/1/33	601,552	628
Federal National Mortgage Association, 3.500%, 11/1/33	1,447,526	1,511
Federal National Mortgage Association, Series 2014-40, Class EP, 3.500%, 10/25/42	2,198,305	2,297
Federal National Mortgage Association, 3.500%, 6/1/43	697,397	719
Federal National Mortgage Association, Series 2016-59, Class CA, 3.500%, 9/25/43	8,154,985	8,528
Federal National Mortgage Association, 3.500%, 1/1/46	859,953	886
Federal National Mortgage Association, 3.500%, 3/1/46	1,828,405	1,884
Federal National Mortgage Association, 3.500%, 4/1/46	798,210	823
Federal National Mortgage Association, 3.500%, 6/1/46	969,986	1,000
Federal National Mortgage Association, 3.500%, 7/1/46	967,361	997
Federal National Mortgage Association, 3.500%, 8/1/46	724,337	747
Federal National Mortgage Association, 4.000%, 5/1/45	1,034,491	1,098
Federal National Mortgage Association, 4.000%, 4/1/24	1,739,189	1,824
Federal National Mortgage Association, 4.000%, 7/1/24	1,204,271	1,261
Federal National Mortgage Association, 4.000%, 1/1/25	2,542,376	2,666
Federal National Mortgage Association, 4.000%, 4/1/25	1,519,107	1,593
Federal National Mortgage Association, 4.000%, 11/1/29	8,823,101	9,394
Federal National Mortgage Association, 4.000%, 3/1/32	258,902	275
Federal National Mortgage Association, 4.000%, 5/1/32	484,614	515
Federal National Mortgage Association, 4.000%, 6/1/32	3,781,491	4,019
Federal National Mortgage Association, 4.000%, 7/1/35	6,681,139	7,156
Federal National Mortgage Association, 4.000%, 11/1/35	3,187,358	3,415
Federal National Mortgage Association, 4.000%, 1/1/36	4,524,884	4,847
Federal National Mortgage Association, 4.000%, 11/1/36	1,299,392	1,387
Federal National Mortgage Association, 4.000%, 12/1/36	4,392,217	4,690
Federal National Mortgage Association, 4.000%, 3/1/37	6,747,555	7,206
Federal National Mortgage Association, 4.000%, 4/1/37	3,876,917	4,148
Federal National Mortgage Association, 4.000%, 5/1/37	3,927,146	4,201

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 4.000%, 6/1/37	3,798,379	4,070
Federal National Mortgage Association, 4.000%, 11/1/40	3,372,043	3,572
Federal National Mortgage Association, 4.000%, 10/1/43	3,626,477	3,849
Federal National Mortgage Association, 4.000%, 4/1/44	3,487,627	3,719
Federal National Mortgage Association, 4.000%, 8/1/47	8,000,000	8,396
Federal National Mortgage Association, 4.000%, 9/1/47	30,400,000	31,856
Federal National Mortgage Association, 4.000%, 5/1/45	4,790,893	5,066
Federal National Mortgage Association, 4.000%, 8/1/45	2,603,409	2,763
Federal National Mortgage Association, 4.000%, 9/1/45	5,767,987	6,143
Federal National Mortgage Association, 4.000%, 10/1/45	989,912	1,048
Federal National Mortgage Association, 4.000%, 11/1/45	1,915,041	2,030
Federal National Mortgage Association, 4.000%, 12/1/45	1,232,131	1,306
Federal National Mortgage Association, 4.000%, 1/1/46	4,254,326	4,513
Federal National Mortgage Association, 4.000%, 2/1/46	525,972	560
Federal National Mortgage Association, 4.000%, 3/1/46	4,585,041	4,865
Federal National Mortgage Association, 4.000%, 6/1/46	3,096,868	3,284
Federal National Mortgage Association, 4.000%, 7/1/46	4,951,469	5,248
Federal National Mortgage Association, 4.000%, 8/1/46	1,998,434	2,119
Federal National Mortgage Association, 4.000%, 9/1/46	1,556,840	1,652
Federal National Mortgage Association, 4.000%, 11/1/46	8,475,119	9,027
Federal National Mortgage Association, 4.000%, 1/1/47	525,119	556
Federal National Mortgage Association, 4.000%, 2/1/47	2,760,312	2,923
Federal National Mortgage Association, 4.000%, 2/1/47	6,076,687	6,461
Federal National Mortgage Association, 4.000%, 4/1/47	28,135,970	29,975
Federal National Mortgage Association, 4.000%, 5/1/47	7,320,483	7,762
Federal National Mortgage Association, 4.000%, 6/1/47	2,724,000	2,886
Federal National Mortgage Association, 4.000%, 7/1/47	1,906,000	2,016
Federal National Mortgage Association, 4.377%, 4/1/40	1,362,991	1,439

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 4.500%, 5/1/47	1,450,133	1,585
Federal National Mortgage Association, 4.500%, 6/1/47	163,000	180
Federal National Mortgage Association, 4.500%, 1/1/20	1,380,168	1,413
Federal National Mortgage Association, 4.500%, 1/1/39	3,678,956	3,953
Federal National Mortgage Association, 4.500%, 1/1/44	592,242	636
Federal National Mortgage Association, 4.500%, 2/1/44	15,247,402	16,557
Federal National Mortgage Association, 4.500%, 3/1/44	2,142,138	2,340
Federal National Mortgage Association, 4.500%, 4/1/44	6,009,474	6,528
Federal National Mortgage Association, 4.500%, 6/1/44	2,525,856	2,739
Federal National Mortgage Association, 4.500%, 10/1/44	1,926,191	2,109
Federal National Mortgage Association, 4.500%, 6/1/45	428,604	466
Federal National Mortgage Association, 4.500%, 8/1/45	899,732	979
Federal National Mortgage Association, 4.500%, 9/1/45	1,956,241	2,137
Federal National Mortgage Association, 4.500%, 11/1/45	3,878,338	4,251
Federal National Mortgage Association, 4.500%, 12/1/45	387,690	423
Federal National Mortgage Association, 4.500%, 2/1/46	493,420	540
Federal National Mortgage Association, 4.500%, 3/1/46	7,548,786	8,220
Federal National Mortgage Association, 4.500%, 4/1/46	550,499	602
Federal National Mortgage Association, 4.500%, 6/1/46	8,543,145	9,353
Federal National Mortgage Association, 4.500%, 11/1/46	364,816	400
Federal National Mortgage Association, 4.500%, 2/1/47	1,083,154	1,175
Federal National Mortgage Association, 4.500%, 3/1/47	168,336	185
Federal National Mortgage Association, 4.500%, 4/1/47	4,409,706	4,798
Federal National Mortgage Association, 4.500%, 5/1/47	16,300,840	17,704
Federal National Mortgage Association, 4.500%, 6/1/47	27,349,604	29,796
Federal National Mortgage Association, 5.000%, 12/1/39	1,210,060	1,349
Federal National Mortgage Association, 5.000%, 1/1/40	2,351,394	2,622
Federal National Mortgage Association, 5.000%, 7/1/44	421,622	466

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 5.000%, 8/1/56	15,784,692	17,341
Federal National Mortgage Association, 6.500%, 12/1/38	4,455,914	5,176
Federal National Mortgage Association, Series 2007-108, Class AN, 8.082%, 11/25/37	549,157	638
Federal National Mortgage Association TBA, 3.500%, 8/1/47	7,600,000	7,793
Federal National Mortgage Association TBA, 4.000%, 4/1/34	3,867,104	4,129
Flagship Credit Auto Trust, Series 2016-3, Class A2, 2.050%, 11/15/20 144A	1,820,000	1,821
Ford Credit Auto Owner Trust, Series 2015-A, Class A4, 1.640%, 6/15/20	1,785,000	1,786
Ford Credit Auto Owner Trust, Series 2017-A, Class A3, 1.670%, 6/15/21	2,850,000	2,848
Government National Mortgage Association, 3.500%, 7/1/47	22,100,000	22,891
Government National Mortgage Association, 3.500%, 9/1/47	21,200,000	21,894
Government National Mortgage Association, 3.500%, 6/15/46	964,225	1,002
Government National Mortgage Association, 3.500%, 7/15/46	782,111	813
Government National Mortgage Association, 4.000%, 7/15/45	481,225	510
Government National Mortgage Association, 4.000%, 9/15/45	1,202,549	1,273
Government National Mortgage Association, 4.000%, 9/15/45	470,368	498
Government National Mortgage Association, 4.000%, 9/20/45	2,604,460	2,761
Government National Mortgage Association, 4.000%, 10/15/45	1,974,017	2,090
Government National Mortgage Association, 4.000%, 4/20/47	5,616,659	5,926
Government National Mortgage Association, 4.000%, 5/20/47	13,520,783	14,270
Government National Mortgage Association, 4.000%, 6/15/47	3,036,000	3,214
Government National Mortgage Association, 4.000%, 6/20/47	19,229,000	20,300
Government National Mortgage Association, 4.500%, 3/15/41	765,968	839
Government National Mortgage Association, 4.500%, 5/20/45	820,324	890
Government National Mortgage Association, 4.500%, 6/20/45	1,698,661	1,875
Government National Mortgage Association, 4.500%, 7/1/47	3,500,000	3,720
Government National Mortgage Association, 4.500%, 7/20/45	1,282,537	1,390
Government National Mortgage Association, 4.500%, 8/20/45	601,889	641
Government National Mortgage Association, 4.500%, 9/20/45	279,352	307

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Government National Mortgage Association, 4.500%, 10/20/45	142,225	157
Government National Mortgage Association, 4.500%, 1/15/46	212,946	234
Government National Mortgage Association, 4.500%, 1/20/46	260,796	287
Government National Mortgage Association, 4.500%, 2/20/46	251,282	277
Government National Mortgage Association, 4.500%, 4/15/47	1,674,604	1,832
Government National Mortgage Association, 5.000%, 12/20/39	204,527	230
Government National Mortgage Association, 5.000%, 11/20/45	365,840	408
Government National Mortgage Association, 6.500%, 8/15/39	749,352	852
Government National Mortgage Association TBA, 3.000%, 7/1/47	12,700,000	12,828
Government National Mortgage Association TBA, 3.000%, 8/1/47	18,300,000	18,469
Government National Mortgage Association TBA, 3.500%, 8/1/47	47,600,000	49,229
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB, 2.777%, 10/10/49	1,740,000	1,741
GS Mortgage Securities Trust, Series 2016-GS3, Class A4, 2.850%, 10/10/49	1,160,000	1,134
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	423,000	428
GS Mortgage Securities Trust, Series 2013-GC16, Class A2, 3.033%, 11/10/46	1,013,457	1,028
GS Mortgage Securities Trust, Series 2017-GS5, Class A3, 3.409%, 3/10/50	2,494,000	2,557
GS Mortgage Securities Trust, Series 2013-GC14, Class AAB, 3.817%, 8/10/46	3,765,000	3,977
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/21 144A	5,403,000	5,373
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/21 144A	7,045,000	7,005
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/20 144A	3,577,000	3,547
Hertz Vehicle Financing LLC, Series 2016-4, Class A, 2.650%, 7/25/22 144A	3,207,000	3,142
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 2.950%, 3/25/22 144A	1,136,000	1,123
Hertz Vehicle Financing LLC, Series 2016-3A, Class B, 3.110%, 7/25/20 144A	1,173,000	1,164
Honda Auto Receivables Owner Trust, Series 2015-1, Class A4, 1.320%, 11/16/20	1,983,000	1,980
Hyundai Auto Receivables Trust, Series 2017-A, Class A4, 2.090%, 4/17/23	1,523,000	1,529
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	5,334,631	5,902
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1, 1.324%, 8/15/49	1,090,514	1,077

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2, 1.677%, 12/15/47	458,608	459
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2, 2.665%, 1/15/46	3,787,592	3,826
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class ASB, 2.713%, 8/15/49	1,805,000	1,804
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	1,052,000	1,070
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class ASB, 3.549%, 3/15/50	4,920,000	5,143
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2, 3.616%, 11/15/43 144A	741,024	746
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class ASB, 3.733%, 1/15/49	666,000	703
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	124,000	131
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	4,784,031	4,866
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2, 4.311%, 8/5/32 144A	4,104,000	4,275
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46 144A	1,138,000	1,218
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2, 2.773%, 10/15/48	1,089,000	1,107
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	6,101,000	6,047
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.977%, 11/15/45	2,087,304	2,116
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.227%, 10/15/48	1,867,000	1,887
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class ASB, 3.316%, 3/15/49	2,385,000	2,461
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class ASB, 3.428%, 8/15/47	1,056,000	1,099
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.559%, 7/15/48	1,587,000	1,661
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5, 3.775%, 8/15/47	2,574,000	2,706
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS, 4.226%, 7/15/48	1,597,000	1,683

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
JPMCC Comercial Mortgage Securities Trust, Series 2017-JP6, Class ASB, 3.283%, 7/15/50	1,306,000	1,342
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB, 3.492%, 3/15/50	463,000	482
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	22,238	22
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	209,306	212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2, 1.868%, 11/15/45	351,457	351
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	342,181	343
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.729%, 9/15/49	5,519,000	5,447
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A2, 2.964%, 7/15/46	638,453	643
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753%, 12/15/47	2,069,000	2,166
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1, 1.445%, 8/15/49	2,471,413	2,441
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1, 1.711%, 3/15/49	1,444,474	1,428
Morgan Stanley Capital I Trust, Series 2016-UB11, Class ASB, 2.606%, 8/15/49	1,289,000	1,277
Naviant Student Loan Trust, Series 2016-1A, Class A, 1.916%, 2/25/70 144A	10,617,442	10,488
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.859%, 9/16/24 144A	2,086,264	2,087
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 2.359%, 12/15/28 144A	1,141,552	1,157
Navient Private Education Loan Trust, Series 2014-AA, Class A2A, 2.740%, 2/15/29 144A	828,012	836
Navient Private Education Loan Trust, Series 2014-AA, Class A3, 2.759%, 10/15/31 144A	3,434,000	3,498
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.250%, 5/15/40 144A	2,181,000	2,206
Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.910%, 12/15/45 144A	7,142,000	7,411
Navient Student Loan Trust, Series 2014-1, Class A3, 1.726%, 6/25/31	2,186,000	2,171
Navient Student Loan Trust, Series 2017-3A, Class A2, 1.816%, 7/26/66 144A	1,326,000	1,331
Navient Student Loan Trust, Series 2017-3A, Class A3, 2.266%, 7/26/66 144A	5,914,000	5,976
Navient Student Loan Trust, Series 2017-2A, Class A, 2.266%, 12/27/66 144A	8,211,389	8,260
Navient Student Loan Trust, Series 2016-7A, Class A, 2.366%, 3/25/66 144A	3,513,005	3,550
Navient Student Loan Trust, Series 2017-1A, Class A3, 2.366%, 7/26/66 144A	11,939,000	12,088
Navient Student Loan Trust, Series 2016-5A, Class A, 2.466%, 6/25/65 144A	1,682,649	1,709

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Navient Student Loan Trust, Series 2016-AA, Class A2B, 3.309%, 12/15/45 144A	2,106,000	2,185
Nelnet Student Loan Trust, Series 2005-1, Class A5, 1.266%, 10/25/33	1,601,791	1,570
Nelnet Student Loan Trust, Series 2006-2, Class A6, 1.276%, 4/25/31	7,268,000	7,280
Nelnet Student Loan Trust, Series 2004-4, Class A5, 1.316%, 1/25/37	3,445,594	3,402
Nelnet Student Loan Trust, Series 2004-3, Class A5, 1.336%, 10/27/36	334,012	327
Nelnet Student Loan Trust, Series 2005-2, Class A5, 1.387%, 3/23/37	3,659,222	3,573
Nelnet Student Loan Trust, Series 2005-3, Class A5, 1.407%, 12/24/35	3,740,422	3,670
Nelnet Student Loan Trust, Series 2005-4, Class A4, 1.467%, 3/22/32	1,731,000	1,666
Nelnet Student Loan Trust, Series 2014-4A, Class A1, 1.756%, 11/27/39 144A	2,946,509	2,955
Nelnet Student Loan Trust, Series 2016-1A, Class A, 2.016%, 9/25/65 144A	4,985,656	5,040
Residential Funding Mortgage Securities I Trust, Series 2003-S18, Class A1, 4.500%, 10/25/18	21,105	21
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A, 1.380%, 7/15/19	1,076,791	1,077
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, 5/25/43 144A	2,650,219	2,639
SLC Student Loan Trust, Series 07-1, Class A4, 1.242%, 5/15/29	7,271,773	7,155
SLM Private Education Loan Trust, Series 2013-A, Class A2A, 1.770%, 5/17/27 144A	1,302,732	1,305
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.850%, 6/17/30 144A	1,932,000	1,935
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 2.259%, 6/17/30 144A	650,000	657
SLM Private Education Loan Trust, Series 2014-A, Class A2A, 2.590%, 1/15/26 144A	1,957,000	1,971
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.950%, 2/15/46 144A	857,849	863
SLM Student Loan Trust, Series 2007-2, Class A4, 1.216%, 7/25/22	6,060,000	5,868
SLM Student Loan Trust, Series 2006-3, Class A5, 1.256%, 1/25/21	4,956,000	4,894
SLM Student Loan Trust, Series 2007-2, Class B, 1.326%, 7/25/25	1,596,000	1,377
SLM Student Loan Trust, Series 2005-8, Class A4, 1.706%, 1/25/28	5,266,535	5,297
SLM Student Loan Trust, Series 2014-2, Class A3, 1.806%, 3/25/55	8,634,000	8,646
SLM Student Loan Trust, Series 2013-6, Class A3, 1.866%, 6/25/55	5,102,000	5,127
SLM Student Loan Trust, Series 2012-3, Class A, 1.866%, 12/27/38	2,595,719	2,606

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
SLM Student Loan Trust, Series 2004-10, Class A7A, 1.906%, 10/25/29 144A	5,602,000	5,578
SLM Student Loan Trust, Series 2012-2, Class A, 1.916%, 1/25/29	3,539,749	3,547
SLM Student Loan Trust, Series 2012-6, Class A3, 1.966%, 5/26/26	3,663,790	3,648
SLM Student Loan Trust, Series 2003-1, Class A5C, 1.996%, 12/15/32 144A	1,991,659	1,951
SLM Student Loan Trust, Series 2012-1, Class A3, 2.166%, 9/25/28	10,549,745	10,654
SLM Student Loan Trust, Series 2012-6, Class B, 2.216%, 4/27/43	1,812,000	1,655
SLM Student Loan Trust, Series 2012-7, Class B, 3.016%, 9/25/43	4,250,000	4,119
SMB Private Education Loan Trust, Series 2017-A, Class A2B, 2.059%, 9/15/34 144A	7,060,000	7,083
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 2.159%, 6/15/27 144A	3,752,000	3,781
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 2.259%, 9/15/34 144A	5,766,000	5,862
SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/34 144A	9,114,000	8,980
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 2.359%, 7/15/27 144A	5,543,000	5,677
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.430%, 2/17/32 144A	5,218,000	5,173
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	5,101,000	5,122
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 2.559%, 7/15/27 144A	2,048,000	2,086
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 2.609%, 2/17/32 144A	8,058,000	8,274
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 2.659%, 5/15/31 144A	8,920,000	9,176
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.700%, 5/15/31 144A	6,939,000	6,967
SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.750%, 7/15/27 144A	2,794,000	2,827
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.880%, 9/15/34 144A	5,295,000	5,338
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27 144A	1,677,000	1,716
Sofi Professional Loan Program LLC, Series 2016-E, Class A2A, 1.630%, 1/25/36 144A	1,628,432	1,627
Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.830%, 5/25/40 144A	2,954,694	2,952
Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 2.066%, 7/25/39 144A	4,325,107	4,357
Sofi Professional Loan Program LLC, Series 2017-B, Class A2FX, 2.740%, 5/25/40 144A	4,081,000	4,104
Sofi Professional Loan Program LLC, Series 2016-A, Class A2, 2.760%, 12/26/36 144A	3,989,640	4,029

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 1.530%, 4/25/33 144A	1,601,636	1,600
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A, 1.550%, 3/26/40 144A	4,353,670	4,343
SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 1.916%, 3/26/40 144A	2,126,021	2,136
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 2.166%, 1/25/39 144A	936,945	947
SoFi Professional Loan Program LLC, Series 2017-A, Class A2B, 2.400%, 3/26/40 144A	1,877,000	1,860
SoFi Professional Loan Program LLC, Series 2017-C, Class A2B, 2.630%, 7/25/40 144A	3,127,000	3,121
Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/22	1,087,000	1,080
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20	2,068,000	2,069
Synchrony Credit Card Master Note Trust, Series 2017-1, Class A, 1.930%, 6/15/23	4,137,000	4,123
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.210%, 5/15/24	2,371,000	2,373
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.370%, 3/15/23	1,621,000	1,637
Synchrony Credit Card Master Note Trust, Series 2015-4, Class A, 2.380%, 9/15/23	2,764,000	2,788
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 1.390%, 11/15/19 144A	2,145,895	2,144
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A3, 1.710%, 4/15/21 144A	1,263,000	1,259
TCF Auto Receivables Owner Trust, Series 2016-PT1, Class A, 1.930%, 6/15/22 144A	4,874,807	4,870
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A4, 2.030%, 2/15/22 144A	941,000	936
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A2, 1.712%, 12/10/45	1,685,442	1,685
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113%, 5/10/63	116,511	116
Verizon Owner Trust, Series 2017-2A, Class A, 1.920%, 12/20/21 144A	10,719,000	10,717
World Financial Network Credit Card Master Trust, Series 2016-B, Class A, 1.440%, 6/15/22	3,819,000	3,808
World Financial Network Credit Card Master Trust, Series 2014-C, Class A, 1.540%, 8/16/21	569,000	569
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/23	2,591,000	2,575
World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 1.760%, 5/17/21	2,426,000	2,426
World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/25	5,154,000	5,093
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/24	3,908,000	3,902
World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	3,114,000	3,087
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.930%, 9/15/22	3,841,000	3,842

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
World Omni Auto Receivables Trust, Series 2017-A, Class A4, 2.240%, 6/15/23	1,512,000	1,517

Total Structured Products (Cost: $1,510,087)		1,506,105

Total Investments (109.2%) (Cost: $3,188,674)(a)		3,185,459

Other Assets, Less Liabilities (-9.2%)		(269,674)

Net Assets (100.0%)		2,915,785

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $391,810 representing 13.4% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $3,188,674 and the net unrealized depreciation of investments based on that cost was $3,215 which is comprised of $17,297 aggregate gross unrealized appreciation and $20,512 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Municipal Bonds	$—	$23,187	$—
Corporate Bonds	—	692,754	—
Government Bonds	—	963,413	—
Structured Products	—	1,502,886	3,219

Total Assets:	$—	$3,182,240	$3,219

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio (unaudited)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,053.98	$ 4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$ 4.46

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Corporate Bonds (1.3%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities (0.5%)
Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/46	600,000	605

Total		605

Transportation (0.8%)
United Airlines, 2.875%, 10/7/28	200,000	196
United Airlines, 3.100%, 10/7/28	200,000	197
Vessel Management Services, Inc., 3.432%, 8/15/36	543,000	542

Total		935

Total Corporate Bonds (Cost: $1,542)		1,540

Governments (104.6%)
US Government & Agencies (104.6%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	127
Residual Funding Corp. Stripped, 0.000%, 4/15/30	4,800,000	3,275
Residual Funding Corp. Stripped, 0.000%, 10/15/20	2,000,000	1,884
Resolution Funding Corp. Stripped, 0.000%, 4/15/28	400,000	293
Tennessee Valley Authority Stripped, 0.000%, 5/1/30	500,000	328
US Treasury, 0.000%, 5/15/33	1,000,000	653
US Treasury, 0.000%, 5/15/36	1,200,000	712
US Treasury, 0.000%, 5/15/37	1,300,000	747
US Treasury, 0.000%, 5/15/40	8,900,000	4,657
US Treasury, 0.000%, 5/15/42	800,000	392
US Treasury, 0.000%, 8/15/42	1,400,000	680
US Treasury, 0.000%, 11/15/42	600,000	289
US Treasury, 0.000%, 5/15/43	1,100,000	521
US Treasury, 0.000%, 8/15/43	900,000	422
US Treasury, 0.000%, 11/15/43	700,000	327
US Treasury, 0.000%, 11/15/45	600,000	262
US Treasury, 0.125%, 4/15/20	1,158,595	1,160
US Treasury, 0.125%, 4/15/22	100,168	100
US Treasury, 0.375%, 1/15/27	1,312,419	1,289
US Treasury, 1.375%, 2/15/44	324,709	353
US Treasury, 1.750%, 6/30/22	500,000	497
US Treasury, 2.000%, 10/31/21	5,800,000	5,846
US Treasury, 2.000%, 8/15/25	200,000	197
US Treasury, 2.125%, 8/15/21	400,000	406
US Treasury, 2.250%, 11/15/25	100,000	100
US Treasury, 2.250%, 2/15/27	3,900,000	3,882
US Treasury, 2.500%, 2/15/45 (b)	2,660,000	2,482
US Treasury, 2.500%, 1/15/29	410,008	493
US Treasury, 2.750%, 8/15/42	1,100,000	1,088
US Treasury, 2.875%, 5/15/43	4,200,000	4,241
US Treasury, 2.875%, 8/15/45	5,480,000	5,511
US Treasury, 3.000%, 2/15/47	500,000	516
US Treasury, 3.125%, 2/15/43	12,750,000	13,470
US Treasury, 3.375%, 5/15/44	9,300,000	10,274
US Treasury, 3.625%, 8/15/43	3,100,000	3,566
US Treasury, 3.625%, 2/15/44 (k)	11,920,000	13,736
US Treasury, 3.750%, 11/15/43 (b)	5,600,000	6,583

Governments (104.6%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
US Treasury, 3.875%, 8/15/40	800,000	952
US Treasury, 4.250%, 11/15/40	1,400,000	1,759
US Treasury, 4.375%, 11/15/39	19,000,000	24,217
US Treasury, 4.375%, 5/15/40	100,000	128
US Treasury, 4.625%, 2/15/40	200,000	264
US Treasury Inflation Index Bond, 0.125%, 7/15/24	576,598	566
US Treasury Inflation Index Bond, 0.375%, 7/15/23	620,371	624
US Treasury Inflation Index Bond, 3.625%, 4/15/28	151,113	197

Total Governments (Cost: $121,753)		120,066

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
Massachusetts Educational Financing Authority, Series 2008-1, 2.106%, 4/25/38 RB	79,427	79

Total Municipal Bonds (Cost: $80)		79

Structured Products (17.6%)
Structured Products (17.6%)
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871%, 11/10/31 144A	600,000	598
Commerical Mortgage Pass Through Certificates, Series 2016-667M, Class A, 3.140%, 10/10/36 144A	700,000	694
Core Industrial Trust, Series 2015-West, Class C, 3.494%, 2/10/37 144A	300,000	299
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.989%, 7/25/33	1,123	1
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.257%, 8/25/33	838	1
DBWF Mortgage Trust, Series 2016-85T, Class A, 3.791%, 12/10/36 144A	800,000	840
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 1.389%, 2/15/19	1,136	1
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 2.092%, 7/25/44	13,847	14
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/32	2,200,000	2,193
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/53	653,161	624
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4.000%, 9/15/44	2,232,148	2,391
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.000%, 9/15/54	667,420	721
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/34	383,860	425
Federal National Mortgage Association, 2.750%, 11/1/31	297,366	288
Federal National Mortgage Association, Series 2016-61, Class ML, 3.000%, 9/25/46	900,000	846

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Structured Products (17.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 3.040%, 12/1/30	368,034	361
Federal National Mortgage Association, 3.090%, 12/1/36	600,000	580
Federal National Mortgage Association, 3.600%, 2/1/40	663,683	675
Federal National Mortgage Association, 3.700%, 9/1/34	669,526	697
Federal National Mortgage Association, 3.950%, 12/1/45	1,300,000	1,341
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	307,858	324
Federal National Mortgage Association, 5.000%, 6/1/35	79,734	87
Federal National Mortgage Association, 5.000%, 2/1/36	123,357	135
Federal National Mortgage Association TBA, 3.000%, 7/1/44	1,100,000	1,099
Federal National Mortgage Association TBA, 3.000%, 8/1/47	1,600,000	1,595
GS Mortgage Securities Trust, Series 2015-590M, Class B, 3.932%, 10/10/35 144A	300,000	306
Hilton USA Trust, Series 2016-HHV, Class A, 3.719%, 11/5/38 144A	300,000	311
Hilton USA Trust, Series 2016-HHV, Class C, 4.333%, 11/5/38 144A	400,000	406
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.629%, 8/5/34 144A	300,000	292

Structured Products (17.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.878%, 5/25/33	1,983	2
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB3, 3.514%, 12/15/49	700,000	731
SLM Student Loan Trust, Series 2003-7A, Class A5A, 2.446%, 12/15/33 144A	148,264	150
SLM Student Loan Trust, Series 2008-9, Class A, 2.656%, 4/25/23	198,082	202
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 1.869%, 10/19/34	6,629	6
Sunset Mortgage Loan Co., Series 2015-NPL1, Class A, 4.459%, 9/18/45 144A	96,332	96
VNDO Trust, Series 2016-350P, Class A, 3.805%, 1/10/35 144A	800,000	838
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 3.137%, 3/25/34	16,921	17

Total Structured Products (Cost: $20,428)		20,187

Total Investments (123.6%) (Cost: $143,803)(a)		141,872

Other Assets, Less Liabilities (-23.6%)		(27,136)

Net Assets (100.0%)		114,736

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $4,830 representing 4.2% of the net assets.

RB — Revenue Bond

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $143,803 and the net unrealized depreciation of investments based on that cost was $1,931 which is comprised of $384 aggregate gross unrealized appreciation and $2,315 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2017, $8,619)	73	9/07	$17

(j)	Swap agreements outstanding on June 30, 2017.

Centrally Cleared Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	6/24	900	USD	$6

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	1.75%	12/26	2,500	USD	$127
3-Month USD-LIBOR	1.75%	12/26	7,410	USD	520
3-Month USD-LIBOR	1.50%	6/27	1,700	USD	(29)
3-Month USD-LIBOR	2.50%	6/46	1,100	USD	58

					$682

(k)	Cash or securities with an aggregate value of $13,736 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2017.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$79	$—
Corporate Bonds	—	1,540	—
Government Bonds	—	120,066	—
Structured Products	—	20,187	—
Other Financial Instruments^
Futures	17	—	—
Interest Rate Swaps	—	711	—

Total Assets:	$17	$142,583	$—

Liabilities:
Other Financial Instruments^
Interest Rate Swaps	—	(29)	—

Total Liabilities:	$—	$(29)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Inflation Protection Portfolio

Inflation Protection Portfolio (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,009.21	$ 2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$ 2.86

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Inflation Protection Portfolio

Inflation Protection Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Corporate Bonds (19.0%)	Shares/ $ Par	Value $ (000’s)
Aerospace & Defense (0.2%)
Lockheed Martin Corp., 3.550%, 1/15/26	100,000	104
Lockheed Martin Corp., 3.800%, 3/1/45	200,000	197
Lockheed Martin Corp., 4.250%, 11/15/19	200,000	210
Rockwell Collins, Inc., 4.350%, 4/15/47	300,000	314

Total		825

Autos & Vehicle Parts (0.3%)
Ford Motor Co., 4.346%, 12/8/26	120,000	123
Ford Motor Credit Co. LLC, 4.389%, 1/8/26	300,000	309
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	100,000	103
General Motors Co., 5.000%, 4/1/35	300,000	301
General Motors Financial Co., Inc., 5.250%, 3/1/26	80,000	86

Total		922

Banking (4.6%)
American Express Co., 1.550%, 5/22/18	350,000	350
American Express Credit Corp., 2.250%, 5/5/21	200,000	200
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27 144A	200,000	200
Bank of America Corp., 3.248%, 10/21/27	1,075,000	1,039
Bank of America Corp., 3.300%, 1/11/23	350,000	357
Bank of America Corp., 4.443%, 1/20/48	80,000	85
BNP Paribas SA, 2.400%, 12/12/18	150,000	151
Branch Banking & Trust Co., 3.800%, 10/30/26	200,000	210
Capital One Bank USA NA, 2.300%, 6/5/19	250,000	250
Capital One Financial Corp., 3.750%, 3/9/27	330,000	329
Capital One Financial Corp., 4.200%, 10/29/25	150,000	151
Capital One NA/Mclean VA, 1.650%, 2/5/18	250,000	250
Citigroup, Inc., 2.350%, 8/2/21	300,000	297
Citigroup, Inc., 3.200%, 10/21/26	500,000	486
Citigroup, Inc., 4.000%, 8/5/24	250,000	257
Citigroup, Inc., 4.050%, 7/30/22	300,000	314
Citigroup, Inc., 4.281%, 4/24/48	200,000	205
Citigroup, Inc., 4.450%, 9/29/27	575,000	598
Cooperatieve Rabobank UA, 3.875%, 2/8/22	200,000	212
Credit Suisse / New York NY, 3.625%, 9/9/24	250,000	258
Discover Bank, 3.450%, 7/27/26	300,000	290
Discover Financial Services, 3.750%, 3/4/25	200,000	198
Fifth Third Bancorp, 4.300%, 1/16/24	60,000	64
Fifth Third Bank/Cincinnati OH, 2.875%, 10/1/21	250,000	255
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	300,000	301
The Goldman Sachs Group, Inc., 3.500%, 11/16/26	200,000	199
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	850,000	870
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	200,000	207
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	230,000	259
HSBC Holdings PLC, 2.950%, 5/25/21	200,000	203
HSBC Holdings PLC, 4.041%, 3/13/28	230,000	238
HSBC Holdings PLC, 4.300%, 3/8/26	200,000	212
HSBC Holdings PLC, 4.375%, 11/23/26	200,000	208
Huntington Bancshares, Inc. / OH, 2.300%, 1/14/22	200,000	197
Jefferies Group LLC, 4.850%, 1/15/27	330,000	345
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	258
JPMorgan Chase & Co., 4.500%, 1/24/22	500,000	541

Corporate Bonds (19.0%)	Shares/ $ Par	Value $ (000’s)
Banking continued
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	269
JPMorgan Chase & Co., 4.950%, 6/1/45	685,000	764
KeyBank NA/Cleveland OH, 3.400%, 5/20/26	250,000	248
Morgan Stanley, 3.875%, 1/27/26	400,000	412
Morgan Stanley, 4.000%, 7/23/25	700,000	731
Morgan Stanley, 4.375%, 1/22/47	170,000	177
Morgan Stanley, 5.950%, 12/28/17	200,000	204
Suntrust Bank/Atlanta GA, 3.300%, 5/15/26	200,000	195
Synchrony Financial, 2.600%, 1/15/19	100,000	101
Synchrony Financial, 3.000%, 8/15/19	250,000	254
U.S. Bancorp, 3.600%, 9/11/24	400,000	415
Wells Fargo & Co., 3.000%, 4/22/26	200,000	195
Wells Fargo & Co., 3.550%, 9/29/25	175,000	178
Wells Fargo & Co., 4.100%, 6/3/26	330,000	342
Wells Fargo & Co., 4.125%, 8/15/23	100,000	106
Wells Fargo & Co., 4.400%, 6/14/46	200,000	202
Wells Fargo & Co., 4.750%, 12/7/46	300,000	320

Total		16,157

Basic Materials (0.1%)
Georgia-Pacific LLC, 5.400%, 11/1/20 144A	140,000	153
International Paper Co., 4.400%, 8/15/47	200,000	202

Total		355

Capital Goods (0.1%)
Deere & Co., 2.600%, 6/8/22	60,000	61
John Deere Capital Corp., 3.150%, 10/15/21	290,000	300

Total		361

Chemicals (0.5%)
The Dow Chemical Co., 3.500%, 10/1/24	200,000	205
The Dow Chemical Co., 4.375%, 11/15/42	200,000	207
E.I. du Pont de Nemours & Co., 4.150%, 2/15/43	200,000	204
Eastman Chemical Co., 3.600%, 8/15/22	69,000	72
Ecolab, Inc., 4.350%, 12/8/21	360,000	391
LyondellBasell Industries NV, 4.625%, 2/26/55	100,000	98
LyondellBasell Industries NV, 5.000%, 4/15/19	37,000	39
The Mosaic Co., 5.625%, 11/15/43	100,000	102
The Sherwin-Williams Co., 4.500%, 6/1/47	340,000	356

Total		1,674

Conglomerate & Diversified Manufacturing (0.5%)
General Electric Co., 2.100%, 12/11/19	250,000	252
General Electric Co., 4.125%, 10/9/42	620,000	652
General Electric Co., 4.375%, 9/16/20	100,000	107
Ingersoll-Rand Luxembourg Finance SA, 3.550%, 11/1/24	200,000	205
United Technologies Corp., 3.750%, 11/1/46	395,000	387

Total		1,603

Consumer Products & Retailing (1.1%)
CVS Health Corp., 2.750%, 12/1/22	500,000	501
The Home Depot, Inc., 4.200%, 4/1/43	200,000	212
Kimberly-Clark Corp., 3.900%, 5/4/47	340,000	348
The Kroger Co., 3.875%, 10/15/46	200,000	176

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (19.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Products & Retailing continued
Lowe’s Companies, Inc., 4.050%, 5/3/47	120,000	122
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	55
McDonald’s Corp., 3.250%, 6/10/24	150,000	154
McDonald’s Corp., 4.450%, 3/1/47	330,000	347
NIKE, Inc., 3.375%, 11/1/46	315,000	290
Reynolds American, Inc., 4.450%, 6/12/25	250,000	268
Unilever Capital Corp., 2.200%, 3/6/19	200,000	201
Wal-Mart Stores, Inc., 3.250%, 10/25/20	600,000	625
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	389

Total		3,688

Electric Utilities (1.0%)
CMS Energy Corp., 6.250%, 2/1/20	100,000	110
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	400,000	405
Dominion Resources, Inc. / VA, 3.625%, 12/1/24	200,000	205
Dominion Resources, Inc. / VA, 4.900%, 8/1/41	250,000	273
Dominion Resources, Inc. / VA, 6.400%, 6/15/18	340,000	355
Duke Energy Corp., 3.550%, 9/15/21	150,000	156
Duke Energy Progress LLC, 3.700%, 10/15/46	600,000	590
Exelon Corp., 4.450%, 4/15/46	160,000	165
Exelon Generation Co. LLC, 5.600%, 6/15/42	200,000	201
Georgia Power Co., 4.300%, 3/15/42	100,000	102
NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/27	200,000	203
Pacific Gas & Electric Co., 4.000%, 12/1/46	470,000	484
Potomac Electric Power Co., 3.600%, 3/15/24	80,000	84
Virginia Electric and Power Co., 3.450%, 2/15/24	50,000	52

Total		3,385

Energy (0.7%)
Apache Corp., 4.750%, 4/15/43	225,000	226
Cimarex Energy Co., 4.375%, 6/1/24	100,000	105
ConocoPhillips Co., 2.400%, 12/15/22	400,000	393
Hess Corp., 6.000%, 1/15/40	300,000	305
Marathon Oil Corp., 3.850%, 6/1/25	170,000	166
Marathon Oil Corp., 5.200%, 6/1/45	100,000	96
Noble Energy, Inc., 4.150%, 12/15/21	330,000	348
Occidental Petroleum Corp., 4.100%, 2/15/47	330,000	328
Sempra Energy, 3.250%, 6/15/27	250,000	246
Southern Co. Gas Capital Corp., 3.950%, 10/1/46	200,000	191

Total		2,404

Finance (0.2%)
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	550,000	554
International Lease Finance Corp., 5.875%, 8/15/22	200,000	226

Total		780

Food & Beverage (0.8%)
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	820,000	845
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	200,000	226
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/19	100,000	109
Constellation Brands, Inc., 3.500%, 5/9/27	170,000	170
Constellation Brands, Inc., 3.700%, 12/6/26	340,000	346
Diageo Capital PLC, 2.625%, 4/29/23	200,000	202

Corporate Bonds (19.0%)	Shares/ $ Par	Value $ (000’s)
Food & Beverage continued
General Mills, Inc., 3.150%, 12/15/21	450,000	464
Kraft Heinz Foods Co., 3.950%, 7/15/25	200,000	205
PepsiCo., Inc., 3.450%, 10/6/46	320,000	300

Total		2,867

Healthcare (0.6%)
Abbott Laboratories, 4.900%, 11/30/46	300,000	330
Becton Dickinson and Co., 3.700%, 6/6/27	200,000	201
Catholic Health Initiatives, 2.950%, 11/1/22	100,000	98
Express Scripts Holding Co., 4.500%, 2/25/26	200,000	212
Kaiser Foundation Hospitals, 4.150%, 5/1/47	200,000	207
Medtronic, Inc., 2.500%, 3/15/20	100,000	102
Medtronic, Inc., 3.500%, 3/15/25	80,000	83
Medtronic, Inc., 4.625%, 3/15/45	300,000	338
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	250,000	243
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/20	150,000	151

Total		1,965

Insurance (0.7%)
Aetna, Inc., 2.750%, 11/15/22	100,000	100
The Allstate Corp., 4.200%, 12/15/46	150,000	156
American International Group, Inc., 4.125%, 2/15/24	250,000	264
American International Group, Inc., 4.500%, 7/16/44	150,000	153
Berkshire Hathaway, Inc., 4.500%, 2/11/43	335,000	368
Chubb INA Holdings, Inc., 3.150%, 3/15/25	200,000	203
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	167
Liberty Mutual Group, Inc., 4.250%, 6/15/23 144A	100,000	106
Prudential Financial, Inc., 2.300%, 8/15/18	100,000	101
Prudential Financial, Inc., 5.625%, 5/12/41	195,000	235
The Travelers Cos, Inc., 3.750%, 5/15/46	200,000	196
UnitedHealth Group, Inc., 4.250%, 3/15/43	150,000	159
Voya Financial, Inc., 2.900%, 2/15/18 (e)	153,000	154
XLIT, Ltd., 2.300%, 12/15/18	100,000	100

Total		2,462

Media (1.1%)
21st Century Fox America, Inc., 4.750%, 11/15/46	150,000	160
21st Century Fox America, Inc., 6.900%, 8/15/39	235,000	310
Activision Blizzard, Inc., 3.400%, 6/15/27	200,000	199
CBS Corp., 3.500%, 1/15/25	200,000	203
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	330,000	396
Comcast Corp., 6.500%, 11/15/35	200,000	265
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	367
Time Warner Cable LLC, 4.500%, 9/15/42	295,000	281
Time Warner, Inc., 3.600%, 7/15/25	200,000	200
Time Warner, Inc., 3.800%, 2/15/27	300,000	302
Time Warner, Inc., 4.050%, 12/15/23	150,000	158
Time Warner, Inc., 4.700%, 1/15/21	100,000	107
Viacom, Inc., 4.250%, 9/1/23	250,000	261
The Walt Disney Co., 2.350%, 12/1/22	500,000	501
The Walt Disney Co., 4.125%, 6/1/44	170,000	178

Total		3,888

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (19.0%)	Shares/ $ Par	Value $ (000’s)
Oil & Gas (0.7%)
BP Capital Markets PLC, 2.500%, 11/6/22	60,000	59
BP Capital Markets PLC, 2.750%, 5/10/23	200,000	199
Cenovus Energy, Inc., 4.250%, 4/15/27 144A	200,000	191
Chevron Corp., 2.100%, 5/16/21	200,000	199
Chevron Corp., 2.427%, 6/24/20	100,000	101
Exxon Mobil Corp., 3.043%, 3/1/26	200,000	202
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	253
Phillips 66, 4.650%, 11/15/34	200,000	210
Shell International Finance BV, 2.375%, 8/21/22	900,000	895
Suncor Energy, Inc., 6.500%, 6/15/38	170,000	218

Total		2,527

Pharmaceuticals (1.1%)
AbbVie, Inc., 2.900%, 11/6/22	200,000	202
AbbVie, Inc., 4.450%, 5/14/46	350,000	361
Actavis Funding SCS, 3.450%, 3/15/22	600,000	618
Actavis Funding SCS, 3.850%, 6/15/24	150,000	156
Actavis Funding SCS, 4.550%, 3/15/35	170,000	181
Amgen, Inc., 1.850%, 8/19/21	200,000	196
Amgen, Inc., 3.625%, 5/22/24	140,000	146
Celgene Corp., 3.625%, 5/15/24	50,000	52
Celgene Corp., 5.000%, 8/15/45	170,000	191
Gilead Sciences, Inc., 3.650%, 3/1/26	200,000	206
Gilead Sciences, Inc., 4.150%, 3/1/47	165,000	166
Gilead Sciences, Inc., 4.400%, 12/1/21	260,000	280
GlaxoSmithKline Capital PLC, 2.850%, 5/8/22	200,000	204
Merck & Co., Inc., 2.400%, 9/15/22	200,000	202
Mylan NV, 3.950%, 6/15/26	200,000	203
Mylan, Inc., 2.550%, 3/28/19	100,000	101
Mylan, Inc., 2.600%, 6/24/18	70,000	71
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	160,000	156
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	170,000	170

Total		3,862

Pipelines (1.0%)
Enbridge, Inc., 3.500%, 6/10/24	150,000	150
Enbridge, Inc., 3.700%, 7/15/27	200,000	200
Energy Transfer LP, 3.600%, 2/1/23	100,000	100
Energy Transfer Partners LP, 4.050%, 3/15/25	200,000	201
Energy Transfer Partners LP, 4.150%, 10/1/20	100,000	104
Energy Transfer Partners LP, 5.300%, 4/15/47	330,000	326
Enterprise Products Operating LLC, 3.750%, 2/15/25	200,000	206
Enterprise Products Operating LLC, 4.850%, 3/15/44	100,000	106
Kinder Morgan Energy Partners LP, 5.300%, 9/15/20	270,000	291
Kinder Morgan, Inc., 5.550%, 6/1/45	300,000	318
Magellan Midstream Partners LP, 5.150%, 10/15/43	150,000	163
MPLX LP, 4.875%, 6/1/25	400,000	424
MPLX LP, 5.200%, 3/1/47	200,000	206
Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 6/1/22	200,000	204
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/23	200,000	201
TransCanada PipeLines, Ltd., 2.500%, 8/1/22	100,000	100
Williams Partners LP, 4.125%, 11/15/20	80,000	83

Corporate Bonds (19.0%)	Shares/ $ Par	Value $ (000’s)
Pipelines continued
Williams Partners LP, 4.300%, 3/4/24	200,000	208

Total		3,591

Real Estate Investment Trusts (0.4%)
Boston Properties LP, 3.650%, 2/1/26	150,000	152
Essex Portfolio LP, 3.625%, 8/15/22	100,000	103
Kilroy Realty LP, 3.800%, 1/15/23	130,000	134
Kilroy Realty LP, 4.375%, 10/1/25	40,000	42
Simon Property Group LP, 4.250%, 11/30/46	300,000	300
Ventas Realty LP / Ventas Capital Corp., 3.250%, 8/15/22	250,000	253
Welltower, Inc., 3.750%, 3/15/23	300,000	311

Total		1,295

Services (0.1%)
Republic Services, Inc., 3.800%, 5/15/18	100,000	102
Waste Management, Inc., 3.125%, 3/1/25	150,000	152
Waste Management, Inc., 3.500%, 5/15/24	100,000	104

Total		358

Technology (1.3%)
Apple, Inc., 3.200%, 5/11/27	450,000	455
Apple, Inc., 3.350%, 2/9/27	200,000	204
Apple, Inc., 4.250%, 2/9/47	370,000	392
Cisco Systems, Inc., 1.600%, 2/28/19	200,000	200
Cisco Systems, Inc., 5.900%, 2/15/39	165,000	215
Dell International LLC / EMC Corp., 6.020%, 6/15/26 144A	470,000	518
Fidelity National Information Services, Inc., 3.000%, 8/15/26	200,000	194
Fidelity National Information Services, Inc., 3.875%, 6/5/24	100,000	105
Hewlett Packard Enterprise Co., 3.600%, 10/15/20	130,000	134
Intel Corp., 4.100%, 5/11/47	340,000	352
Microsoft Corp., 2.125%, 11/15/22	180,000	178
Microsoft Corp., 3.450%, 8/8/36	400,000	400
Microsoft Corp., 4.250%, 2/6/47	550,000	595
Oracle Corp., 2.500%, 10/15/22	300,000	302
Oracle Corp., 2.650%, 7/15/26	150,000	144
Oracle Corp., 5.750%, 4/15/18	300,000	310

Total		4,698

Telecommunications (1.2%)
American Tower Corp., 3.375%, 10/15/26	400,000	391
AT&T, Inc., 3.400%, 5/15/25	450,000	442
AT&T, Inc., 3.600%, 2/17/23	250,000	256
AT&T, Inc., 4.450%, 4/1/24	100,000	105
AT&T, Inc., 4.800%, 6/15/44	280,000	278
AT&T, Inc., 6.550%, 2/15/39	77,000	93
British Telecommunications PLC, 5.950%, 1/15/18	100,000	102
Crown Castle International Corp., 4.450%, 2/15/26	240,000	255
Deutsche Telekom International Finance BV, 3.600%, 1/19/27 144A	450,000	458
Orange SA, 2.750%, 2/6/19	100,000	101
Telefonica Emisiones SAU, 4.103%, 3/8/27	400,000	413
Telefonica Emisiones SAU, 5.213%, 3/8/47	200,000	216
Verizon Communications, Inc., 4.125%, 3/16/27	330,000	341

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (19.0%)	Shares/ Par	Value $ (000’s)
Telecommunications continued
Verizon Communications, Inc., 4.125%, 8/15/46	300,000	267
Verizon Communications, Inc., 4.400%, 11/1/34	150,000	149
Verizon Communications, Inc., 5.500%, 3/16/47	330,000	361

Total		4,228

Transportation (0.7%)
Burlington Northern Santa Fe LLC, 3.000%, 4/1/25	200,000	202
Burlington Northern Santa Fe LLC, 3.750%, 4/1/24	200,000	212
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	330,000	347
Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	100,000	116
CSX Corp., 3.800%, 11/1/46	80,000	78
FedEx Corp., 4.400%, 1/15/47	200,000	206
Norfolk Southern Corp., 3.150%, 6/1/27	150,000	149
Norfolk Southern Corp., 3.850%, 1/15/24	75,000	79
Norfolk Southern Corp., 5.750%, 4/1/18	100,000	103
Union Pacific Corp., 2.750%, 4/15/23	100,000	101
Union Pacific Corp., 3.350%, 8/15/46	165,000	154
Union Pacific Corp., 4.000%, 4/15/47	340,000	349
United Parcel Service, Inc., 3.400%, 11/15/46	300,000	286

Total		2,382

Total Corporate Bonds (Cost: $65,129)		66,277

Governments (58.3%)
Foreign Agencies (0.3%)
Petroleos Mexicanos, 3.500%, 1/30/23	130,000	125
Petroleos Mexicanos, 4.625%, 9/21/23	200,000	202
Petroleos Mexicanos, 4.875%, 1/18/24	400,000	405
Statoil ASA, 2.450%, 1/17/23	250,000	248

Total		980

Foreign Governments (2.8%)
Australian Government Bond, 4.000%, 8/20/20 AUD (f)	715,000	1,020
Canadian Government Real Return Bond, 4.250%, 12/1/21 CAD (f)	753,226	685
Canadian Government Real Return Bond, 4.250%, 12/1/26 CAD (f)	1,484,380	1,558
Italy Buoni Poliennali Del Tesoro, 2.350%, 9/15/24 EUR (f)	2,997,765	3,801
Italy Buoni Poliennali Del Tesoro, 3.100%, 9/15/26 EUR (f)	2,018,697	2,720

Total		9,784

US Governments and Agencies (55.0%)
Federal National Mortgage Association, 6.625%, 11/15/30	2,050,000	2,931
US Treasury, 0.125%, 4/15/22	7,014,280	6,981
US Treasury, 0.875%, 2/15/47	2,633,462	2,556
US Treasury Inflation Index Bond, 0.125%, 4/15/21(k)	6,963,368	6,953
US Treasury Inflation Index Bond, 0.125%, 1/15/22	513,124	512
US Treasury Inflation Index Bond, 0.125%, 7/15/22(b)	10,100,495	10,088
US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,707,410	3,673
US Treasury Inflation Index Bond, 0.125%, 7/15/24(b)	1,801,993	1,770
US Treasury Inflation Index Bond, 0.125%, 7/15/26(b)	13,056,256	12,594
US Treasury Inflation Index Bond, 0.250%, 1/15/25	7,225,960	7,098
US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,626,575	2,643

Governments (58.3%)	Shares/ $ Par	Value $ (000’s)
US Government and Agencies continued
US Treasury Inflation Index Bond, 0.375%, 7/15/25(b)	18,970,768	18,828
US Treasury Inflation Index Bond, 0.625%, 7/15/21	9,763,412	10,006
US Treasury Inflation Index Bond, 0.625%, 1/15/24(b)	13,255,556	13,444
US Treasury Inflation Index Bond, 0.625%, 1/15/26	4,424,657	4,453
US Treasury Inflation Index Bond, 0.625%, 2/15/43	6,806,080	6,261
US Treasury Inflation Index Bond, 0.750%, 2/15/42	8,467,041	8,056
US Treasury Inflation Index Bond, 0.750%, 2/15/45	3,218,730	3,019
US Treasury Inflation Index Bond, 1.000%, 2/15/46	1,651,024	1,649
US Treasury Inflation Index Bond, 1.375%, 2/15/44	8,791,374	9,563
US Treasury Inflation Index Bond, 1.750%, 1/15/28	4,662,485	5,197
US Treasury Inflation Index Bond, 2.000%, 1/15/26	3,018,106	3,382
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,149,299	2,673
US Treasury Inflation Index Bond, 2.125%, 2/15/41	5,956,421	7,442
US Treasury Inflation Index Bond, 2.375%, 1/15/25(b)	13,814,115	15,737
US Treasury Inflation Index Bond, 2.375%, 1/15/27	4,152,504	4,821
US Treasury Inflation Index Bond, 2.500%, 1/15/29	7,077,642	8,509
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,155,725	2,962
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,267,520	2,962
US Treasury Inflation Index Bond, 3.875%, 4/15/29	3,569,496	4,846

Total		191,609

Yankee Sovereign (0.2%)
Mexico Government International Bond, 4.750%, 3/8/44	200,000	200
Saudi Government International Bond, 2.375%, 10/26/21 144A	300,000	295

Total		495

Total Governments (Cost: $205,692)		202,868

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	35,000	49
City of San Antonio TX Electric & Gas Systems Revenue, 5.985%, 2/1/39 RB	150,000	195
City of San Francisco CA Public Utilities Commission Water Revenue, 6.950%, 11/1/50 RB	25,000	37
Los Angeles Community College District/CA, Series 2010-E, 6.750%, 8/1/49 GO	95,000	145
Metropolitan Transportation Authority, Series 2010-E, 6.814%, 11/15/40 RB	50,000	70
Missouri Highway & Transportation Commission, 5.445%, 5/1/33 RB	100,000	120
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	147
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	50,000	59
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	66
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	62
State of California, Series 2009, 7.550%, 4/1/39 GO	250,000	382
State of Illinois, 5.100%, 6/1/33 GO	150,000	140

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Municipal Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	39

Total Municipal Bonds (Cost: $1,506)		1,511

Structured Products (17.5%)
Structured Products (17.5%)
Agate Bay Mortgage Trust, Series 2014-1, Class 1A6, 3.500%, 7/25/44 144A	1,337,741	1,352
Agate Bay Mortgage Trust, Series 2014-3, Class A2, 3.500%, 11/25/44 144A	947,426	948
Agate Bay Mortgage Trust, Series 2015-7, Class A3, 3.500%, 10/25/45 144A	1,714,881	1,733
Agate Bay Mortgage Trust, Series 2016-1, Class A3, 3.500%, 12/25/45 144A	1,331,125	1,346
Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.500%, 3/25/46 144A	995,911	1,007
Agate Bay Mortgage Trust, Series 2016-3, Class A3, 3.500%, 8/25/46 144A	848,930	857
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	625,000	625
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	750,000	751
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	834
BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/5/36 144A	1,000,000	1,024
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A, 2.940%, 5/25/29 144A	613,795	616
CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49	700,000	723
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	46,080	48
Citigroup / Deutsche Bank Mortgage Trust, Series 2016-CD1, Class AM, 2.926%, 8/10/49	1,000,000	967
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.802%, 2/10/49	880,000	929
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR22, Class AM, 3.603%, 3/10/48	900,000	918
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	895
Commercial Mortgage Trust Pass Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	1,000,000	1,072
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	883
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	965
Core Industrial Trust, Series 2015-TEXW, Class B, 3.329%, 2/10/34 144A	725,000	739

Structured Products (17.5%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Credit Suisse Mortgage Capital Trust, Series 2017-HL1, Class A3, 3.500%, 6/25/47	1,250,000	1,301
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, 3.500%, 12/25/44 144A	300,000	296
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, 2.166%, 10/25/29	967,051	972
Federal Home Loan Mortgage Corp., 4.000%, 5/1/42	4,341,666	4,587
Federal Home Loan Mortgage Corp., 4.500%, 4/1/41	3,313,624	3,582
Federal National Mortgage Association, 4.000%, 2/1/46	6,264,003	6,588
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,000,000	1,021
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759%, 5/10/49	750,000	764
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.770%, 11/25/26 144A	308,716	304
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, 3.076%, 8/10/38 144A	1,175,000	1,146
Invitation Homes Trust, Series 2014-SFR3, Class A, 2.409%, 12/17/31 144A	105,573	106
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 144A	800,000	822
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A4, 2.822%, 8/15/49	600,000	586
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP3, Class AS, 3.144%, 8/15/49	675,000	663
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	644
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.500%, 3/25/43 144A	976,196	971
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.000%, 10/25/29 144A	1,019,099	1,029
JP Morgan Mortgage Trust, Series 2016-1, Class A7, 3.500%, 5/25/46 144A	1,750,000	1,701
JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.500%, 1/25/47 144A	1,949,797	1,976
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, 4.341%, 8/15/47	700,000	723
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.414%, 3/15/50	930,000	954
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/49	1,575,000	1,528
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.560%, 7/13/29 144A	600,000	608
MVW Owner Trust, Series 2016-1A, Class A, 2.250%, 12/20/33 144A	542,525	536
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	624,399	621
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, 4.000%, 3/25/57 144A	1,178,346	1,227
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.829%, 12/18/37	19,528	20
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.000%, 10/25/44 144A	315,152	318

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Structured Products (17.5%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.500%, 11/25/44 144A	268,868	274
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.000%, 12/25/43 144A	208,191	214
Sierra Receivables Funding LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	178,755	179
Sierra Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	537,008	543
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 3.351%, 6/25/34	486,932	505
Thornburg Morgage Securities Trust, Series 2004-3, Class A, 1.956%, 9/25/44	352,945	326
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, 4/25/57 144A	1,125,000	1,136
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, 2/25/55 144A	660,283	676
USB Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.196%, 6/15/50	700,000	699
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 3.152%, 6/25/35	896,602	917
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 3.157%, 6/25/35	298,773	311
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.500%, 1/25/36	42,668	42

Structured Products (17.5%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.000%, 8/25/36	59,778	60
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.388%, 1/25/38	69,431	67
WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.500%, 6/20/44 144A	252,554	254

Total Structured Products (Cost: $61,173)		61,029

Short-Term Investments (6.0%)
Commercial Paper (3.2%)
Credit Agricole Cib, 0.040%, 7/3/17 (r)	11,181,000	11,180

Total		11,180

US Government & Agencies (2.8%)
Federal Home Loan Bank, 0.010%, 7/3/17 (r)	7,203,000	7,203
US Treasury Bill, 0.860%, 8/10/17	2,500,000	2,498

Total		9,701

Total Short-Term Investments (Cost: $20,881)		20,881

Total Investments (101.2%) (Cost: $354,381)(a)		352,566

Other Assets, Less Liabilities (-1.2%)		(4,351)

Net Assets (100.0%)		348,215

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $30,538 representing 8.8% of the net assets.

GO — General Obligation

RB — Revenue Bond

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $354,381 and the net unrealized depreciation of investments based on that cost was $1,815 which is comprised of $5,207 aggregate gross unrealized appreciation and $7,022 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2017, $18,076)	153	9/17	$(47)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2017, $13,789)	90	9/17	(43)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2017, $4,035)	32	9/17	18
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2017, $24,243)	112	9/17	(39)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2017, $6,567)	40	9/17	(67)
US Ultra Treasury Bond Futures (Short) (Total Notional Value at June 30, 2017, $5,144)	38	9/17	21

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

(h)	Forward foreign currency contracts outstanding on June 30, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,314	1,008	9/17	$—	$(18)	$(18)
Buy	HSBC Bank USA NA	CAD	47	36	9/17	1	—	1
Sell	HSBC Bank USA NA	CAD	2,943	2,272	9/17	—	(79)	(79)
Sell	HSBC Bank USA NA	EUR	5,596	6,420	9/17	—	(101)	(101)

						$1	$(198)	$(197)

(j)	Swap agreements outstanding on June 30, 2017.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	$(149)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	(129)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index Total Return at Maturity	3/19	6,500	(280)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(357)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(183)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(321)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(404)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(86)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.528%	CPURNSA Index Total Return at Maturity	8/24	2,750	(249)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.140%	CPURNSA Index Total Return at Maturity	7/25	2,900	(65)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.790%	CPURNSA Index Total Return at Maturity	8/25	1,500	14
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.240%	CPURNSA Index Total Return at Maturity	4/27	3,500	(80)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.218%	CPURNSA Index Total Return at Maturity	4/27	2,000	(42)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.235%	CPURNSA Index Total Return at Maturity	4/27	2,000	$(44)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.235%	CPURNSA Index Total Return at Maturity	5/27	5,000	(109)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(261)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(676)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.710%	CPURNSA Index Total Return at Maturity	2/20	1,000	(8)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(544)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(99)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.589%	CPURNSA Index Total Return at Maturity	7/24	1,400	(136)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.385%	CPURNSA Index Total Return at Maturity	9/24	4,000	(296)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.363%	CPURNSA Index Total Return at Maturity	9/24	3,500	(249)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.310%	CPURNSA Index Total Return at Maturity	9/24	1,400	(92)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(441)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.784%	CPURNSA Index Total Return at Maturity	7/44	1,400	(357)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.870%	CPURNSA Index Total Return at Maturity	5/26	17,000	306
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.920%	CPURNSA Index Total Return at Maturity	5/26	7,000	87
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.770%	CPURNSA Index Total Return at Maturity	6/26	6,000	162
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	2.245%	CPURNSA Index Total Return at Maturity	11/26	3,000	(62)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	2.280%	CPURNSA Index Total Return at Maturity	11/26	3,000	(73)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	2.280%	CPURNSA Index Total Return at Maturity	11/26	4,000	$(96)

						$(5,319)

(k)	Cash or securities with an aggregate value of $6,953 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2017.

(r)	Rates are discount rates at the time of purchase

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$1,511	$—
Corporate Bonds	—	66,277	—
Government Bonds	—	202,868	—
Structured Products	—	59,728	1,301
Short-Term Investments	—	20,881	—
Other Financial Instruments^
Futures	39	—	—
Forward Currency Contracts	—	1	—
Total Return Swaps	—	569	—

Total Assets:	$39	$351,8345	$1,301

Liabilities:
Other Financial Instruments^
Futures	(196)	—	—
Forward Currency Contracts	—	(198)	—
Total Return Swaps	—	(5,888)	—

Total Liabilities:	$(196)	$(6,086)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

High Yield Bond Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,048.78	$ 2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$ 2.31

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Bond Portfolio

High Yield Bond Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Aerospace & Defense (1.1%)
Engility Corp., 8.875%, 9/1/24	1,450,000	1,575
TransDigm, Inc., 6.000%, 7/15/22	520,000	536
TransDigm, Inc., 6.375%, 6/15/26	1,575,000	1,599
TransDigm, Inc., 6.500%, 7/15/24	4,725,000	4,878
TransDigm, Inc., 6.500%, 5/15/25	300,000	305

Total		8,893

Autos & Vehicle Parts (3.0%)
Adient Global Holdings, Ltd., 4.875%, 8/15/26 144A	1,625,000	1,629
Allison Transmission, Inc., 5.000%, 10/1/24 144A	900,000	922
American Axle & Manufacturing, Inc., 6.500%, 4/1/27 144A	1,800,000	1,750
BCD Acquisition, Inc., 9.625%, 9/15/23 144A	1,650,000	1,782
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 144A	500,000	502
Dana Financing Luxembourg Sarl, 5.750%, 4/15/25 144A	400,000	414
Dana Financing Luxembourg Sarl, 6.500%, 6/1/26 144A	1,800,000	1,916
Gates Global LLC / Gates Global Co., 6.000%, 7/15/22 144A	3,842,000	3,852
The Goodyear Tire & Rubber Co., 4.875%, 3/15/27	375,000	381
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	1,150,000	1,190
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	350,000	367
JB Poindexter & Co., Inc., 9.000%, 4/1/22 144A	1,150,000	1,206
Schaeffler Verwaltung Zwei GmbH, 4.500%, 9/15/23 144A	375,000	381
Schaeffler Verwaltung Zwei GmbH, 4.750%, 9/15/26 144A	3,325,000	3,362
Tenneco, Inc., 5.000%, 7/15/26	350,000	354
Tenneco, Inc., 5.375%, 12/15/24	750,000	774
TI Group Automotive Systems LLC, 8.750%, 7/15/23 144A	1,925,000	2,036
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	1,175,000	1,240

Total		24,058

Banking (1.1%)
Ally Financial, Inc., 3.750%, 11/18/19	1,950,000	1,994
Ally Financial, Inc., 4.125%, 2/13/22	400,000	410
Ally Financial, Inc., 5.750%, 11/20/25	3,725,000	3,921
National Financial Partners Corp., 6.875%, 7/15/25 144A	2,050,000	2,070

Total		8,395

Basic Materials (7.9%)
Anixter, Inc., 5.125%, 10/1/21	425,000	453
Anixter, Inc., 5.500%, 3/1/23	275,000	294
ARD Finance SA, 7.125%, 9/15/23	3,150,000	3,362
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 144A	525,000	538
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 6/30/21 144A	1,475,000	1,527

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Basic Materials continued
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 2/15/25 144A	2,100,000	2,205
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 5/15/24 144A	2,000,000	2,188
Ball Corp., 5.250%, 7/1/25	800,000	883
Belden, Inc., 5.250%, 7/15/24 144A	325,000	336
Belden, Inc., 5.500%, 9/1/22 144A	3,450,000	3,554
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,197
Berry Plastics Corp., 5.500%, 5/15/22	4,205,000	4,379
Berry Plastics Corp., 6.000%, 10/15/22	275,000	293
BWAY Holding Co., 5.500%, 4/15/24 144A	2,175,000	2,221
BWAY Holding Co., 7.250%, 4/15/25 144A	4,525,000	4,593
Clearwater Paper Corp., 5.375%, 2/1/25 144A	3,350,000	3,325
Cleaver-Brooks, Inc., 8.750%, 12/15/19 144A	675,000	696
Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26 144A	375,000	374
Flex Acquisition Co., Inc., 6.875%, 1/15/25 144A	3,850,000	4,004
The Hillman Group, Inc., 6.375%, 7/15/22 144A	3,200,000	3,072
KAR Auction Services, Inc., 5.125%, 6/1/25 144A	1,425,000	1,452
Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,281
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	2,350,000	2,506
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 144A	500,000	551
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25 144A	800,000	898
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 5.750%, 10/15/20	2,705,000	2,768
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 6.875%, 2/15/21	502,305	516
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 7.000%, 7/15/24 144A	2,575,000	2,762
Sealed Air Corp., 4.875%, 12/1/22 144A	1,375,000	1,464
Sealed Air Corp., 5.125%, 12/1/24 144A	1,950,000	2,091
Sealed Air Corp., 5.500%, 9/15/25 144A	325,000	355
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	3,975,000	4,154

Total		62,292

Builders & Building Materials (2.0%)
Allegion PLC, 5.875%, 9/15/23	550,000	590
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	1,083,000	1,114
American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 144A	125,000	132
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	625,000	672
HD Supply, Inc., 5.250%, 12/15/21 144A	1,125,000	1,181
HD Supply, Inc., 5.750%, 4/15/24 144A	375,000	398
Masonite International Corp., 5.625%, 3/15/23 144A	725,000	758
NCI Building Systems, Inc., 8.250%, 1/15/23 144A	1,200,000	1,298
Ply Gem Industries, Inc., 6.500%, 2/1/22	1,100,000	1,152

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Builders & Building Materials continued
RSI Home Products, Inc., 6.500%, 3/15/23 144A	2,725,000	2,868
Standard Industries, Inc., 5.000%, 2/15/27 144A	2,900,000	2,958
Standard Industries, Inc., 6.000%, 10/15/25 144A	1,275,000	1,364
USG Corp., 4.875%, 6/1/27 144A	1,075,000	1,106

Total		15,591

Capital Goods (0.5%)
Ritchie Bros. Auctioneers, Inc., 5.375%, 1/15/25 144A	575,000	599
United Rentals North America, Inc., 5.500%, 7/15/25	475,000	497
United Rentals North America, Inc., 5.500%, 5/15/27	1,225,000	1,262
United Rentals North America, Inc., 5.875%, 9/15/26	1,225,000	1,305

Total		3,663

Chemicals (2.3%)
Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 2/1/25 144A	1,900,000	1,955
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	2,050,000	2,019
Eco Services Operations LLC / Eco Finance Corp., 8.500%, 11/1/22 144A	1,225,000	1,283
Hexion, Inc., 6.625%, 4/15/20	2,850,000	2,601
Huntsman International LLC, 4.875%, 11/15/20	1,130,000	1,189
Koppers, Inc., 6.000%, 2/15/25 144A	1,150,000	1,222
Platform Specialty Products Corp., 6.500%, 2/1/22 144A	5,000,000	5,162
Platform Specialty Products Corp., 10.375%, 5/1/21 144A	675,000	747
PQ Corp., 6.750%, 11/15/22 144A	450,000	484
Versum Materials, Inc., 5.500%, 9/30/24 144A	550,000	578
W.R. Grace & Co., 5.625%, 10/1/24 144A	605,000	647

Total		17,887

Conglomerate & Diversified Manufacturing (0.9%)
Entegris, Inc., 6.000%, 4/1/22 144A	2,600,000	2,720
WESCO Distribution, Inc., 5.375%, 12/15/21	2,780,000	2,888
WESCO Distribution, Inc., 5.375%, 6/15/24	1,750,000	1,827

Total		7,435

Consumer Products & Retailing (5.5%)
1011778 BC ULC / New Red Finance, Inc., 4.250%, 5/15/24 144A	475,000	472
1011778 BC ULC / New Red Finance, Inc., 6.000%, 4/1/22 144A	4,275,000	4,430
Albertsons Cos. LLC / Safeway, 5.750%, 3/15/25 144A	2,250,000	2,092
Albertsons Cos. LLC / Safeway, 6.625%, 6/15/24 144A	1,600,000	1,588
Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	3,975,000	3,538
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	2,125,000	1,424
First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	3,235,000	3,263
First Quality Finance Co., Inc., 5.000%, 7/1/25 144A	425,000	433
Hanesbrands, Inc., 4.875%, 5/15/26 144A	1,100,000	1,116
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.750%, 6/1/27 144A	550,000	562
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.000%, 6/1/24 144A	800,000	834

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Products & Retailing continued
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.250%, 6/1/26 144A	1,600,000	1,684
Michaels Stores, Inc., 5.875%, 12/15/20 144A	1,875,000	1,919
Party City Holdings, Inc., 6.125%, 8/15/23 144A	2,425,000	2,510
Performance Food Group, Inc., 5.500%, 6/1/24 144A	325,000	335
PetSmart, Inc., 8.875%, 6/1/25 144A	1,000,000	924
Prestige Brands, Inc., 5.375%, 12/15/21 144A	3,475,000	3,584
Prestige Brands, Inc., 6.375%, 3/1/24 144A	1,600,000	1,710
Rite Aid Corp., 6.125%, 4/1/23 144A	2,600,000	2,553
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	1,350,000	1,382
Sally Holdings LLC / Sally Capital, Inc., 5.750%, 6/1/22	1,100,000	1,132
The Scotts Miracle-Gro Co., 5.250%, 12/15/26	125,000	131
Spectrum Brands, Inc., 5.750%, 7/15/25	725,000	778
Spectrum Brands, Inc., 6.125%, 12/15/24	2,975,000	3,187
Springs Industries, Inc., 6.250%, 6/1/21	1,106,000	1,143
Valvoline Finco Two LLC, 5.500%, 7/15/24 144A	325,000	344

Total		43,068

Electric Utilities (2.2%)
Calpine Corp., 5.375%, 1/15/23	2,800,000	2,730
Calpine Corp., 5.750%, 1/15/25	1,375,000	1,289
Calpine Corp., 6.000%, 1/15/22 144A	455,000	470
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/21 144A	2,475,000	2,642
NRG Energy, Inc., 6.250%, 7/15/22	1,450,000	1,488
NRG Energy, Inc., 6.250%, 5/1/24	1,750,000	1,768
NRG Energy, Inc., 6.625%, 3/15/23	750,000	771
NRG Energy, Inc., 6.625%, 1/15/27	925,000	926
NRG Energy, Inc., 7.250%, 5/15/26	1,150,000	1,190
TerraForm Power Operating LLC, 6.625%, 6/15/25 144A	950,000	1,009
TerraForm Power Operating LLC, 6.375%, 2/1/23 144A	2,750,000	2,860

Total		17,143

Energy (6.1%)
Antero Resources Corp., 5.000%, 3/1/25 144A	375,000	364
Antero Resources Corp., 5.125%, 12/1/22	840,000	842
Antero Resources Corp., 5.375%, 11/1/21	730,000	737
Antero Resources Corp., 5.625%, 6/1/23	1,225,000	1,240
Ascent Resources - Utica LLC / AEU Finance Corp., 10.000%, 4/1/22 144A	1,375,000	1,375
Callon Petroleum Co., 6.125%, 10/1/24 144A	125,000	127
Callon Petroleum Co., 6.125%, 10/1/24	1,377,000	1,401
Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	1,725,000	1,660
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	620,000	631
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	150,000	153
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	1,066
Chesapeake Energy Corp., 5.750%, 3/15/23	225,000	202
Chesapeake Energy Corp., 8.000%, 12/15/22 144A	1,064,000	1,125
Chesapeake Energy Corp., 8.000%, 1/15/25 144A	425,000	421
Chesapeake Energy Corp., 8.000%, 6/15/27 144A	2,000,000	1,965
Continental Resources, Inc., 4.500%, 4/15/23	1,900,000	1,814
CrownRock LP / CrownRock Finance, Inc., 7.125%, 4/15/21 144A	275,000	283

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Energy continued
CrownRock LP / CrownRock Finance, Inc., 7.750%, 2/15/23 144A	525,000	554
Diamondback Energy, Inc., 4.750%, 11/1/24 144A	600,000	597
Diamondback Energy, Inc., 5.375%, 5/31/25 144A	800,000	812
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	350,000	206
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, 11/29/24 144A	1,275,000	1,272
Gulfport Energy Corp., 6.000%, 10/15/24 144A	550,000	535
Gulfport Energy Corp., 6.375%, 5/15/25 144A	1,025,000	1,010
Gulfport Energy Corp., 6.625%, 5/1/23	875,000	877
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,250,000	1,212
Laredo Petroleum, Inc., 6.250%, 3/15/23	400,000	397
Laredo Petroleum, Inc., 7.375%, 5/1/22	575,000	581
Northern Oil and Gas, Inc., 8.000%, 6/1/20	2,455,000	1,713
Oasis Petroleum, Inc., 6.500%, 11/1/21	1,395,000	1,353
Oasis Petroleum, Inc., 6.875%, 3/15/22	895,000	868
Parsley Energy LLC / Parsley Finance Corp., 5.250%, 8/15/25 144A	425,000	424
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 144A	450,000	453
Parsley Energy LLC / Parsley Finance Corp., 6.250%, 6/1/24 144A	300,000	315
PDC Energy, Inc., 6.125%, 9/15/24 144A	575,000	584
PDC Energy, Inc., 7.750%, 10/15/22	350,000	363
Precision Drilling Corp., 6.500%, 12/15/21	200,000	196
Precision Drilling Corp., 7.750%, 12/15/23 144A	850,000	846
QEP Resources, Inc., 5.250%, 5/1/23	575,000	543
QEP Resources, Inc., 6.875%, 3/1/21	1,300,000	1,349
Range Resources Corp., 4.875%, 5/15/25	1,000,000	950
Range Resources Corp., 5.000%, 3/15/23 144A	225,000	220
Range Resources Corp., 5.750%, 6/1/21 144A	955,000	974
Rice Energy, Inc., 6.250%, 5/1/22	1,100,000	1,150
RSP Permian, Inc., 5.250%, 1/15/25 144A	750,000	751
RSP Permian, Inc., 6.625%, 10/1/22	750,000	778
SM Energy Co., 5.625%, 6/1/25	525,000	474
SM Energy Co., 6.500%, 1/1/23	665,000	633
SM Energy Co., 6.750%, 9/15/26	350,000	334
Southwestern Energy Co., 4.100%, 3/15/22	2,350,000	2,190
Ultra Resources, Inc., 6.875%, 4/15/22 144A	350,000	347
Ultra Resources, Inc., 7.125%, 4/15/25 144A	725,000	715
Weatherford International LLC, 6.800%, 6/15/37	400,000	342
Weatherford International, Ltd., 7.000%, 3/15/38	1,400,000	1,197
Weatherford International, Ltd., 8.250%, 6/15/23	1,650,000	1,650
Weatherford International, Ltd., 9.875%, 2/15/24 144A	100,000	105
Whiting Petroleum Corp., 5.750%, 3/15/21	935,000	879
Whiting Petroleum Corp., 6.250%, 4/1/23	1,150,000	1,055
WPX Energy, Inc., 5.250%, 9/15/24	425,000	404
WPX Energy, Inc., 6.000%, 1/15/22	375,000	371
WPX Energy, Inc., 7.500%, 8/1/20	125,000	131
WPX Energy, Inc., 8.250%, 8/1/23	350,000	380

Total		48,496

Entertainment (1.3%)
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26 144A	1,150,000	1,200

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Entertainment continued
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 144A	375,000	396
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	2,280,000	2,383
Live Nation Entertainment, Inc., 4.875%, 11/1/24 144A	600,000	609
Regal Entertainment Group, 5.750%, 3/15/22	660,000	690
Regal Entertainment Group, 5.750%, 2/1/25	1,025,000	1,058
Six Flags Entertainment Corp., 4.875%, 7/31/24 144A	850,000	855
Six Flags Entertainment Corp., 5.500%, 4/15/27 144A	2,975,000	3,064

Total		10,255

Finance (1.9%)
Navient Corp., 5.500%, 1/25/23	350,000	356
Navient Corp., 5.875%, 10/25/24	2,050,000	2,087
Navient Corp., 6.125%, 3/25/24	1,725,000	1,777
Navient Corp., 6.500%, 6/15/22	200,000	212
Navient Corp., 6.750%, 6/25/25	325,000	335
Navient Corp., 7.250%, 9/25/23	1,150,000	1,239
Park Aerospace Holdings, Ltd., 5.250%, 8/15/22 144A	425,000	444
Park Aerospace Holdings, Ltd., 5.500%, 2/15/24 144A	3,650,000	3,812
Quicken Loans, Inc., 5.750%, 5/1/25 144A	4,475,000	4,620
RHP Hotel Properties LP / RHP Finance Corp., 5.000%, 4/15/23	325,000	332

Total		15,214

Food & Beverage (2.0%)
Acosta, Inc., 7.750%, 10/1/22 144A	3,375,000	2,556
Aramark Services, Inc., 5.000%, 4/1/25 144A	1,450,000	1,532
Aramark Services, Inc., 5.125%, 1/15/24	1,525,000	1,603
Hearthside Group Holdings LLC / Hearthside Finance Co., 6.500%, 5/1/22 144A	2,000,000	1,990
Lamb Weston Holdings, Inc., 4.875%, 11/1/26 144A	1,225,000	1,269
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	475,000	507
Post Holdings, Inc., 5.000%, 8/15/26 144A	1,825,000	1,820
Post Holdings, Inc., 5.500%, 3/1/25 144A	1,275,000	1,315
Post Holdings, Inc., 5.750%, 3/1/27 144A	500,000	514
Post Holdings, Inc., 6.000%, 12/15/22 144A	300,000	318
US Foods, Inc., 5.875%, 6/15/24 144A	2,500,000	2,594

Total		16,018

Gaming/Leisure/Lodging (3.9%)
Boyd Gaming Corp., 6.375%, 4/1/26	775,000	838
Boyd Gaming Corp., 6.875%, 5/15/23	2,050,000	2,194
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.250%, 2/1/20 144A	2,075,000	2,137
Eagle II Acquisition Co. LLC, 6.000%, 4/1/25 144A	1,675,000	1,776
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	375,000	408
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	500,000	546
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25 144A	1,550,000	1,598

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Gaming/Leisure/Lodging continued
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.625%, 5/1/24	475,000	518
MGM Resorts International, 6.000%, 3/15/23	2,525,000	2,784
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,167
MGM Resorts International, 6.750%, 10/1/20	510,000	565
MGM Resorts International, 7.750%, 3/15/22	345,000	405
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24 144A	2,150,000	2,236
Penn National Gaming, Inc., 5.625%, 1/15/27 144A	1,150,000	1,172
Pinnacle Entertainment, Inc., 5.625%, 5/1/24 144A	2,225,000	2,314
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21 144A	1,975,000	2,005
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,884
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	1,705,000	1,722
Station Casinos LLC, 7.500%, 3/1/21	1,087,000	1,130
Sugarhouse HSP Gaming Prop Mezz LP, 5.875%, 5/15/25 144A	1,175,000	1,146
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 5.250%, 5/15/27 144A	550,000	563

Total		31,108

Healthcare (10.4%)
Acadia Healthcare Co., 5.625%, 2/15/23	400,000	414
Acadia Healthcare Co., 6.500%, 3/1/24	2,625,000	2,802
Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	2,750,000	2,606
AmSurg Corp., 5.625%, 7/15/22	1,275,000	1,321
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	800,000	810
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	3,310,000	2,892
CHS / Community Health Systems, Inc., 6.250%, 3/31/23	1,550,000	1,600
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	6,800,000	6,494
DaVita HealthCare Partners, Inc., 5.000%, 5/1/25	775,000	777
DaVita HealthCare Partners, Inc., 5.750%, 8/15/22	725,000	745
Envision Healthcare Corp., 5.125%, 7/1/22 144A	2,280,000	2,340
HCA, Inc., 4.500%, 2/15/27	1,050,000	1,080
HCA, Inc., 5.000%, 3/15/24	2,575,000	2,726
HCA, Inc., 5.250%, 6/15/26	675,000	728
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,373
HCA, Inc., 5.875%, 3/15/22	3,225,000	3,576
HCA, Inc., 5.875%, 5/1/23	2,520,000	2,744
HCA, Inc., 5.875%, 2/15/26	1,250,000	1,350
HCA, Inc., 6.250%, 2/15/21	1,385,000	1,513
HCA, Inc., 6.500%, 2/15/20	1,485,000	1,621
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,100,000	2,111
IMS Health, Inc., 5.000%, 10/15/26 144A	1,250,000	1,289
LifePoint Health, Inc., 5.375%, 5/1/24	925,000	957
LifePoint Health, Inc., 5.500%, 12/1/21	1,415,000	1,465
LifePoint Health, Inc., 5.875%, 12/1/23	250,000	264
MEDNAX, Inc., 5.250%, 12/1/23 144A	425,000	438

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Healthcare continued
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 144A	5,300,000	5,651
New Amethyst Corp., 6.250%, 12/1/24 144A	1,925,000	2,055
Sterigenics-Nordion Holdings LLC, 6.500%, 5/15/23 144A	3,500,000	3,605
Sterigenics-Nordion Topco LLC, 8.125%, 11/1/21 144A	2,675,000	2,742
Surgery Center Holdings, 6.750%, 7/1/25 144A	1,925,000	1,949
Team Health Holdings, Inc., 6.375%, 2/1/25 144A	4,400,000	4,268
Teleflex, Inc., 5.250%, 6/15/24	1,750,000	1,811
Tenet Healthcare Corp., 4.500%, 4/1/21	830,000	843
Tenet Healthcare Corp., 4.625%, 7/15/24 144A	377,000	377
Tenet Healthcare Corp., 6.750%, 6/15/23	3,500,000	3,500
Tenet Healthcare Corp., 7.500%, 1/1/22 144A	700,000	759
Tenet Healthcare Corp., 8.125%, 4/1/22	730,000	775
THC Escrow Corp. III, 4.625%, 7/15/24 144A	473,000	474
THC Escrow Corp. III, 5.125%, 5/1/25 144A	2,400,000	2,409
THC Escrow Corp. III, 7.000%, 8/1/25 144A	575,000	573
Vizient, Inc., 10.375%, 3/1/24 144A	2,775,000	3,191

Total		82,018

Insurance (1.4%)
Hub Holdings LLC / Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A(c)	760,000	762
HUB International, Ltd., 7.875%, 10/1/21 144A	5,615,000	5,853
KIRS Midco 3 PLC, 8.625%, 7/15/23 144A	2,150,000	2,177
USIS Merger Sub, Inc., 6.875%, 5/1/25 144A	2,625,000	2,671

Total		11,463

Media (13.6%)
Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,100,000	1,145
Altice US Finance I Corp., 5.500%, 5/15/26 144A	650,000	682
AMC Networks, Inc., 5.000%, 4/1/24	1,875,000	1,920
Cablevision Systems Corp., 5.875%, 9/15/22	1,650,000	1,735
CBS Radio, Inc., 7.250%, 11/1/24 144A	1,125,000	1,159
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27 144A	575,000	588
CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 9/30/22	1,350,000	1,390
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25 144A	650,000	692
CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 5/1/26 144A	550,000	584
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 9/1/23	1,000,000	1,042
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	3,050,000	3,214
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 2/15/26 144A	1,825,000	1,953
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27 144A	425,000	454
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 144A	2,935,000	2,986
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.750%, 7/15/25 144A	1,325,000	1,464
Clear Channel International BV, 8.750%, 12/15/20 144A	675,000	715

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Media continued
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,075,000	2,132
CSC Holdings LLC, 5.250%, 6/1/24	600,000	612
CSC Holdings LLC, 5.500%, 4/15/27 144A	1,375,000	1,454
CSC Holdings LLC, 6.625%, 10/15/25 144A	1,250,000	1,375
CSC Holdings LLC, 10.125%, 1/15/23 144A	1,675,000	1,943
CSC Holdings LLC, 10.875%, 10/15/25 144A	875,000	1,053
DISH DBS Corp., 5.000%, 3/15/23	1,660,000	1,701
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,161
DISH DBS Corp., 5.875%, 11/15/24	2,700,000	2,881
DISH DBS Corp., 7.750%, 7/1/26	500,000	592
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 6/15/24 144A	2,100,000	2,336
The EW Scripps Co., 5.125%, 5/15/25 144A	400,000	412
Gray Television, Inc., 5.125%, 10/15/24 144A	675,000	682
Gray Television, Inc., 5.875%, 7/15/26 144A	1,975,000	2,015
iHeartCommunications, Inc., 9.000%, 3/1/21	600,000	450
iHeartCommunications, Inc., 9.000%, 9/15/22	1,515,000	1,121
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	2,700,000	2,234
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,490,000	1,408
Intelsat Jackson Holdings SA, 7.500%, 4/1/21	1,550,000	1,430
Intelsat Jackson Holdings SA, 8.000%, 2/15/24 144A	1,125,000	1,212
Intelsat Jackson Holdings SA, 9.750%, 7/15/25 144A	950,000	949
Lamar Media Corp., 5.875%, 2/1/22	1,725,000	1,781
LIN Television Corp., 5.875%, 11/15/22	2,000,000	2,095
Match Group, Inc., 6.375%, 6/1/24 144A	925,000	1,006
Match Group, Inc., 6.750%, 12/15/22 144A	2,200,000	2,288
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	1,850,000	1,936
Nexstar Escrow Corp., 5.625%, 8/1/24 144A	875,000	886
The Nielsen Co. (Luxembourg) Sarl, 5.000%, 2/1/25 144A	1,175,000	1,204
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 4/15/22 144A	4,000,000	4,150
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.875%, 3/15/25	1,500,000	1,571
Radio One, Inc., 7.375%, 4/15/22 144A	1,900,000	1,967
Radio One, Inc., 9.250%, 2/15/20 144A	1,450,000	1,392
Sinclair Television Group, Inc., 5.125%, 2/15/27 144A	950,000	919
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,408
Sinclair Television Group, Inc., 5.625%, 8/1/24 144A	825,000	847
Sinclair Television Group, Inc., 5.875%, 3/15/26 144A	325,000	332
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,028
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	566
Sirius XM Radio, Inc., 5.000%, 8/1/27 144A	775,000	781
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,137
Sirius XM Radio, Inc., 5.375%, 7/15/26 144A	1,675,000	1,734
Sirius XM Radio, Inc., 5.750%, 8/1/21 144A	1,045,000	1,079
Sirius XM Radio, Inc., 6.000%, 7/15/24 144A	2,185,000	2,322
Southern Graphics, Inc., 8.375%, 10/15/20 144A	2,375,000	2,417
TEGNA, Inc., 5.125%, 7/15/20	980,000	1,004
TEGNA, Inc., 5.500%, 9/15/24 144A	495,000	510
TEGNA, Inc., 6.375%, 10/15/23	700,000	739
Tribune Media Co., 5.875%, 7/15/22	3,275,000	3,431
Unitymedia GmbH, 6.125%, 1/15/25 144A	3,250,000	3,486
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.000%, 1/15/25 144A	1,250,000	1,309
Virgin Media Finance PLC, 5.750%, 1/15/25 144A	2,350,000	2,438

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Media continued
Virgin Media Secured Finance PLC, 5.250%, 1/15/26 144A	3,175,000	3,305
Virgin Media Secured Finance PLC, 5.500%, 8/15/26 144A	425,000	445
WMG Acquisition Corp., 5.000%, 8/1/23 144A	250,000	256
WMG Aquisition Corp., 4.875%, 11/1/24 144A	450,000	459
Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	642
Ziggo Bond Finance BV, 6.000%, 1/15/27 144A	1,225,000	1,239
Ziggo Secured Finance BV, 5.500%, 1/15/27 144A	2,275,000	2,323

Total		107,308

Metals & Mining (2.4%)
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.500%, 5/1/25 144A	1,525,000	1,603
ArcelorMittal, 6.125%, 6/1/25	950,000	1,064
Coeur Mining, Inc., 5.875%, 6/1/24 144A	1,425,000	1,382
Freeport-McMoRan, Inc., 3.550%, 3/1/22	175,000	164
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,775,000	2,581
Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,400,000	3,051
HudBay Minerals, Inc., 7.250%, 1/15/23 144A	600,000	619
HudBay Minerals, Inc., 7.625%, 1/15/25 144A	900,000	943
Peabody Securities Finance Corp., 6.000%, 3/31/22 144A	300,000	298
Peabody Securities Finance Corp., 6.375%, 3/31/25 144A	1,325,000	1,305
Steel Dynamics, Inc., 5.000%, 12/15/26	525,000	539
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	637
Steel Dynamics, Inc., 5.500%, 10/1/24	930,000	988
Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	559
Teck Resources, Ltd., 6.000%, 8/15/40	850,000	854
Teck Resources, Ltd., 6.125%, 10/1/35	1,075,000	1,121
Teck Resources, Ltd., 6.250%, 7/15/41	175,000	181
Teck Resources, Ltd., 8.500%, 6/1/24 144A	1,275,000	1,473

Total		19,362

Oil & Gas (0.7%)
CVR Refining LLC / Coffeyville Finance, Inc., 6.500%, 11/1/22	2,925,000	2,947
Tesoro Corp., 5.125%, 4/1/24	1,725,000	1,824
Tesoro Corp., 5.375%, 10/1/22	555,000	575

Total		5,346

Other Holdings (–%)
General Motors Co. Escrow, 7.200%, 1/15/15 (d),*	610,000	–
General Motors Co. Escrow, 8.375%, 7/15/33 (d),*	4,865,000	–

Total		–

Pharmaceuticals (3.6%)
Eagle Holding Co. II LLC, 7.625%, 5/15/22 144A	1,100,000	1,132
Endo Finance LLC / Endo Finco, Inc., 6.000%, 2/1/25 144A	2,525,000	2,058
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 7/15/23 144A	1,850,000	1,555
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 144A	5,750,000	6,059
Mallinckrodt International Finance SA, 4.750%, 4/15/23	1,850,000	1,577

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Pharmaceuticals continued
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.500%, 4/15/25 144A	2,975,000	2,603
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	1,550,000	1,414
Valeant Pharmaceuticals International, Inc., 5.500%, 3/1/23 144A	2,700,000	2,292
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	1,055,000	952
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	2,925,000	2,508
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	5,125,000	4,337
Valeant Pharmaceuticals International, Inc., 6.500%, 3/15/22 144A	300,000	315
Valeant Pharmaceuticals International, Inc., 7.000%, 3/15/24 144A	875,000	920
Valeant Pharmaceuticals International, Inc., 7.250%, 7/15/22 144A	500,000	470

Total		28,192

Pipelines (5.6%)
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/25	350,000	357
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,025,000	1,056
AmeriGas Partners LP / AmeriGas Finance Corp., 5.750%, 5/20/27	550,000	557
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	2,775,000	2,844
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24 144A	1,625,000	1,662
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27 144A	575,000	589
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,725,000	1,839
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,025,000	1,140
Energy Transfer Equity LP, 5.500%, 6/1/27	225,000	233
Energy Transfer Equity LP, 5.875%, 1/15/24	2,025,000	2,147
Energy Transfer Equity LP, 7.500%, 10/15/20	1,195,000	1,336
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 5/1/21	850,000	803
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/22	2,350,000	2,209
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/23	1,075,000	1,003
Holly Energy Partners LP / Holly Energy Finance Corp., 6.000%, 8/1/24 144A	2,025,000	2,106
MPLX LP, 4.875%, 12/1/24	350,000	373
NuStar Logistics LP, 5.625%, 4/28/27	1,325,000	1,391
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	650,000	692
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,005,000	1,117
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.500%, 6/1/24	3,425,000	3,408
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.750%, 3/1/25	275,000	272

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Pipelines continued
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.875%, 3/1/27	575,000	572
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	2,355,000	2,352
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	2,275,000	2,286
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25 144A	1,025,000	1,056
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.375%, 2/1/27 144A	1,750,000	1,811
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.250%, 1/15/25	725,000	761
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	988
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,140,000	1,186
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	1,350,000	1,434
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	825,000	893
Western Refining Logistics LP / WNRL Finance Corp., 7.500%, 2/15/23	1,925,000	2,074
The Williams Cos., 4.550%, 6/24/24	900,000	925
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	600,000	629

Total		44,101

Services (0.6%)
GW Honos Security Corp., 8.750%, 5/15/25 144A	825,000	863
The ServiceMaster Co. LLC, 5.125%, 11/15/24 144A	2,525,000	2,614
Tervita Escrow Corp., 7.625%, 12/1/21 144A	1,500,000	1,511

Total		4,988

Technology (10.2%)
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	3,900,000	4,038
CDW LLC / CDW Finance Corp., 5.000%, 9/1/25	450,000	467
CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	2,075,000	2,244
CommScope Technologies Finance LLC, 6.000%, 6/15/25 144A	650,000	694
CommScope, Inc., 5.500%, 6/15/24 144A	2,150,000	2,238
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21 144A	450,000	471
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 144A	3,025,000	3,325
First Data Corp., 5.375%, 8/15/23 144A	3,275,000	3,422
First Data Corp., 5.750%, 1/15/24 144A	4,600,000	4,778
First Data Corp., 7.000%, 12/1/23 144A	2,400,000	2,562
Gartner, Inc., 5.125%, 4/1/25 144A	850,000	893
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.625%, 11/15/24 144A	3,550,000	3,781
Infor US, Inc., 6.500%, 5/15/22	3,625,000	3,752
Infor US, Inc., 7.125%, 5/1/21 144A(c)	4,760,000	4,903
Informatica LLC, 7.125%, 7/15/23 144A	3,325,000	3,384
Iron Mountain, Inc., 5.750%, 8/15/24	425,000	434
JDA Escrow LLC / JDA Bond Finance, Inc., 7.375%, 10/15/24 144A	2,750,000	2,860
Micron Technology, Inc., 5.250%, 8/1/23 144A	825,000	857
Micron Technology, Inc., 5.250%, 1/15/24 144A	475,000	492

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Technology continued
Microsemi Corp., 9.125%, 4/15/23 144A	547,000	626
MSCI, Inc., 5.250%, 11/15/24 144A	300,000	318
MSCI, Inc., 5.750%, 8/15/25 144A	1,100,000	1,191
NCR Corp., 4.625%, 2/15/21	675,000	689
NCR Corp., 5.000%, 7/15/22	635,000	648
NCR Corp., 5.875%, 12/15/21	2,150,000	2,236
NCR Corp., 6.375%, 12/15/23	520,000	558
Nuance Communications, Inc., 5.375%, 8/15/20 144A	1,072,000	1,089
Nuance Communications, Inc., 5.625%, 12/15/26 144A	1,675,000	1,788
Nuance Communications, Inc., 6.000%, 7/1/24	1,375,000	1,464
PTC, Inc., 6.000%, 5/15/24	425,000	460
Qorvo, Inc., 7.000%, 12/1/25	1,150,000	1,305
Riverbed Technology, Inc., 8.875%, 3/1/23 144A	2,550,000	2,591
Sabre GLBL, Inc., 5.250%, 11/15/23 144A	250,000	259
Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,500,000	1,564
Sensata Technologies BV, 5.625%, 11/1/24 144A	1,600,000	1,716
Sensata Technologies UK Financing Co. PLC, 6.250%, 2/15/26 144A	425,000	463
Solera LLC / Solera Finance, Inc., 10.500%, 3/1/24 144A	3,575,000	4,107
Sophia LP / Sophia Finance, Inc., 9.000%, 9/30/23 144A	2,625,000	2,730
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	1,500,000	1,598
Symantec Corp., 5.000%, 4/15/25 144A	1,150,000	1,204
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 6/1/25 144A	1,925,000	1,968
VeriSign, Inc., 4.625%, 5/1/23	300,000	308
VeriSign, Inc., 4.750%, 7/15/27 144A	550,000	556
VeriSign, Inc., 5.250%, 4/1/25	350,000	374
Zebra Technologies Corp., 7.250%, 10/15/22	3,150,000	3,347

Total		80,752

Telecommunications (4.6%)
Altice Luxembourg SA, 7.625%, 2/15/25 144A	3,875,000	4,248
Altice Luxembourg SA, 7.750%, 5/15/22 144A	200,000	212
Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	458
Digicel Group, Ltd., 8.250%, 9/30/20 144A	1,200,000	1,122
Digicel, Ltd., 6.000%, 4/15/21 144A	960,000	920

Corporate Bonds (95.9%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
Level 3 Communications, Inc., 5.750%, 12/1/22	725,000	752
Level 3 Financing, Inc., 5.375%, 1/15/24	250,000	261
SFR Group SA, 6.000%, 5/15/22 144A	1,045,000	1,093
SFR Group SA, 6.250%, 5/15/24 144A	1,300,000	1,373
SFR Group SA, 7.375%, 5/1/26 144A	2,575,000	2,794
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	2,223
Sprint Communications, Inc., 6.000%, 11/15/22	1,675,000	1,776
Sprint Corp., 7.125%, 6/15/24	650,000	723
Sprint Corp., 7.250%, 9/15/21	2,100,000	2,334
Sprint Corp., 7.875%, 9/15/23	6,190,000	7,119
T-Mobile USA, Inc., 5.125%, 4/15/25	2,700,000	2,835
T-Mobile USA, Inc., 5.375%, 4/15/27	650,000	697
T-Mobile USA, Inc., 6.000%, 3/1/23	775,000	820
T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	604
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,119
T-Mobile USA, Inc., 6.500%, 1/15/24	425,000	457
T-Mobile USA, Inc., 6.500%, 1/15/26	875,000	966
T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	1,058

Total		35,964

Transportation (1.1%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.250%, 3/15/25 144A	1,275,000	1,200
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23	450,000	447
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24 144A	2,475,000	2,469
The Hertz Corp., 5.500%, 10/15/24 144A	1,100,000	902
The Hertz Corp., 6.250%, 10/15/22	3,150,000	2,749
The Hertz Corp., 7.625%, 6/1/22 144A	1,125,000	1,122

Total		8,889

Total Corporate Bonds (Cost: $737,000)		757,899

Total Investments (95.9%) (Cost: $737,000)(a)		757,899

Other Assets, Less Liabilities (4.1%)		32,036

Net Assets (100.0%)		789,935

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $455,451 representing 57.6% of the net assets.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $737,000 and the net unrealized appreciation of investments based on that cost was $20,899 which is comprised of $30,016 aggregate gross unrealized appreciation and $9,117 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Corporate Bonds	$—	$757,899	$—

Total Assets:	$—	$757,899	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Multi-Sector Bond Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio (unaudited)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,055.29	$ 3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$ 3.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Corporate Bonds (43.8%)	Shares/ Par	Value $ (000’s)
Autos & Vehicle Parts (1.7%)
Ford Motor Credit Co. LLC, 4.134%, 8/4/25	800,000	814
General Motors Financial Co., Inc., 2.625%, 7/10/17	800,000	800
General Motors Financial Co., Inc., 3.450%, 4/10/22	300,000	305
The Goodyear Tire & Rubber Co., 4.875%, 3/15/27	200,000	203
IHO Verwaltungs Gmbh, 3.750%, 9/15/26 EUR (c,f)	4,300,000	5,120
Magna International, Inc., 3.625%, 6/15/24	700,000	719
Volkswagen Group of America Finance LLC, 1.612%, 11/20/17 144A	200,000	200
Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	200,000	200
ZF North America Capital, Inc., 2.750%, 4/27/23 EUR (f)	2,200,000	2,698
ZF North America Capital, Inc., 4.500%, 4/29/22 144A	800,000	840
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	1,300,000	1,371

Total		13,270

Banking (14.0%)
Ally Financial, Inc., 3.250%, 2/13/18	1,500,000	1,509
Ally Financial, Inc., 3.250%, 11/5/18	100,000	101
Ally Financial, Inc., 3.500%, 1/27/19 (b)	371,000	376
Ally Financial, Inc., 3.600%, 5/21/18	100,000	101
Ally Financial, Inc., 3.750%, 11/18/19	5,290,000	5,409
Ally Financial, Inc., 4.125%, 3/30/20	537,000	552
Ally Financial, Inc., 4.750%, 9/10/18	100,000	103
Ally Financial, Inc., 8.000%, 12/31/18	30,000	32
Ally Financial, Inc., 8.000%, 11/1/31	1,313,000	1,608
Banco Popular Espanol SA, 8.250%, 2/12/15 (f)	600,000	10
Bank of America Corp., 4.000%, 4/1/24	2,000,000	2,096
Bank of Ireland, 7.375%, 6/18/65 EUR (f)	400,000	497
Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,288
Barclays Bank PLC, 7.750%, 4/10/23 (k)	3,200,000	3,328
Barclays Bank PLC, 14.000%, 11/29/49 GBP (f)	800,000	1,265
Barclays PLC, 3.250%, 2/12/27 GBP (f)	500,000	663
Barclays PLC, 3.650%, 3/16/25 (k)	3,100,000	3,085
Blackstone CQP Holdco LP, 6.500%, 3/20/21 144A	14,200,000	14,268
Cantor Fitzgerald LP, 6.500%, 6/17/22 144A	200,000	224
Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,652
Citigroup, Inc., 3.400%, 5/1/26	600,000	594
Credit Agricole SA, 8.125%, 9/19/33	6,500,000	6,914
Credit Suisse AG, 6.500%, 8/8/23 144A	7,400,000	8,316
Credit Suisse AG, 6.500%, 8/8/23	1,700,000	1,910
Deutsche Bank AG, 4.250%, 10/14/21 (k)	4,500,000	4,719
The Goldman Sachs Group, Inc., 2.446%, 9/15/20	400,000	407
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	2,700,000	2,765
The Goldman Sachs Group, Inc., 3.850%, 7/8/24	1,000,000	1,038
The Goldman Sachs Group, Inc., 4.000%, 3/3/24 (k)	400,000	419
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	400,000	450
HBOS PLC, 5.374%, 6/30/21 EUR (f)	600,000	804
HSBC Holdings PLC, 3.600%, 5/25/23	2,100,000	2,170
ING Bank NV, 5.800%, 9/25/23 144A	3,000,000	3,388

Corporate Bonds (43.8%)	Shares/ Par	Value $ (000’s)
Banking continued
Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	2,700,000	2,738
Intesa Sanpaolo SPA, 6.500%, 2/24/21 144A	4,100,000	4,594
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.875%, 4/15/22 144A	800,000	798
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 144A	1,400,000	1,435
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/21 144A	500,000	519
Lloyds Bank PLC, 7.625%, 4/22/25 GBP (f)	1,200,000	2,106
Macquarie Group, Ltd., 6.250%, 1/14/21 144A	300,000	334
Morgan Stanley, 4.000%, 7/23/25 (k)	3,600,000	3,757
Morgan Stanley, 5.500%, 1/26/20	500,000	539
Morgan Stanley, 7.300%, 5/13/19	400,000	437
Novo Banco SA, 5.000%, 4/4/19 EUR (f)	100,000	93
Novo Banco SA, 5.000%, 4/23/19 EUR (f)	1,200,000	1,117
Novo Banco SA, 5.000%, 5/14/19 EUR (f)	1,169,000	1,088
Novo Banco SA, 5.000%, 5/21/19 EUR (f)	300,000	279
Novo Banco SA, 5.000%, 5/23/19 EUR (f)	800,000	745
Royal Bank of Scotland Group PLC, 2.500%, 3/22/23 EUR (f)	100,000	121
Royal Bank of Scotland Group PLC, 4.800%, 4/5/26 (k)	2,600,000	2,762
Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	1,500,000	1,631
Royal Bank of Scotland Group PLC, 7.500%, 8/10/45	200,000	206
Santander UK Group Holdings PLC, 3.125%, 1/8/21	2,100,000	2,132
UBS AG, 4.750%, 5/22/23 (k)	2,300,000	2,345
UBS AG / Stamford CT, 7.625%, 8/17/22 (k)	4,400,000	5,166
UniCredit SPA, 3.750%, 4/12/22 144A	200,000	205

Total		108,208

Basic Materials (0.6%)
Crown European Holdings SA, 3.375%, 5/15/25 144A EUR (f)	500,000	592
Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	307
Hamilton College, 4.750%, 7/1/13	100,000	95
The Howard Hughes Corp., 5.375%, 3/15/25 144A	300,000	307
Kennedy Wilson Europe Real Estate PLC, 3.950%, 6/30/22 GBP (f)	800,000	1,066
Weyerhaeuser Co., 7.375%, 10/1/19	400,000	444
Weyerhaeuser Co., 7.375%, 3/15/32	1,500,000	2,065

Total		4,876

Builders & Building Materials (0.2%)
Cemex SAB de CV, 4.375%, 3/5/23 144A EUR (f)	1,400,000	1,689

Total		1,689

Chemicals (0.0%)
Solvay Finance America LLC, 4.450%, 12/3/25 144A	200,000	213

Total		213

Consumer Products & Retailing (0.9%)
Casino Guichard Perrachon SA, 3.580%, 2/7/25 EUR (f)	200,000	240

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par	Value $ (000’s)
Consumer Products & Retailing continued
Co-operative Group Holdings 2011, Ltd., 6.875%, 7/8/20 GBP (e,f)	1,300,000	1,926
Co-operative Group Holdings 2011, Ltd., 7.500%, 7/8/26 GBP (e,f)	1,700,000	2,681
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	451,913	478
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	772,724	886
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	82,052	101
Marks & Spencer PLC, 3.000%, 12/8/23 GBP (f)	200,000	265
Tesco PLC, 5.000%, 3/24/23 GBP (f)	400,000	575

Total		7,152

Electric Utilities (1.0%)
Dynegy, Inc., 7.375%, 11/1/22	2,500,000	2,469
Dynegy, Inc., 7.625%, 11/1/24	2,175,000	2,110
Dynegy, Inc., 8.000%, 1/15/25 144A	100,000	97
Exelon Generation Co. LLC, 4.250%, 6/15/22	500,000	526
FirstEnergy Corp., 7.375%, 11/15/31	600,000	789
Puget Energy, Inc., 5.625%, 7/15/22	200,000	223
SSE PLC, 5.625%, 9/29/49	1,600,000	1,612

Total		7,826

Energy (2.2%)
Borets Finance DAC, 7.625%, 9/26/18 (k)	2,700,000	2,819
California Resources Corp., 8.000%, 12/15/22 144A	2,202,000	1,393
Ensco PLC, 8.000%, 1/31/24	280,000	263
Harvest Operations Corp., 2.330%, 4/14/21 144A	2,970,000	2,892
Newfield Exploration Co., 5.625%, 7/1/24	2,100,000	2,189
Novatek OAO via Novatek Finance DAC, 4.422%, 12/13/22	1,690,000	1,723
Novatek OAO via Novatek Finance DAC, 6.604%, 2/3/21	1,600,000	1,772
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 6/30/21 (d)	2,295,000	1,239
Petrofac, Ltd., 3.400%, 10/10/18 144A	600,000	564
Southwestern Energy Co., 5.800%, 1/23/20	1,900,000	1,940
Weatherford International, Ltd., 7.000%, 3/15/38	500,000	427

Total		17,221

Finance (4.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.250%, 7/1/20	150,000	157
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.000%, 10/1/21	1,500,000	1,623
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	1,900,000	1,929
CIT Group, Inc., 3.875%, 2/19/19	1,000,000	1,025
CIT Group, Inc., 5.000%, 8/15/22	220,000	237
CIT Group, Inc., 5.375%, 5/15/20	509,000	548
CIT Group, Inc., 5.500%, 2/15/19 144A	154,000	162
International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,487
International Lease Finance Corp., 5.875%, 8/15/22	400,000	452
International Lease Finance Corp., 6.250%, 5/15/19	450,000	483
International Lease Finance Corp., 8.250%, 12/15/20	2,100,000	2,473
International Lease Finance Corp., 8.625%, 1/15/22	400,000	493
Lincoln Finance, Ltd., 6.875%, 4/15/21 EUR (f)	4,000,000	4,892
Navient Corp., 4.625%, 9/25/17	200,000	200
Navient Corp., 4.875%, 6/17/19 (k)	3,448,000	3,586
Navient Corp., 5.500%, 1/15/19	2,329,000	2,425

Corporate Bonds (43.8%)	Shares/ Par	Value $ (000’s)
Finance continued
Navient Corp., 6.500%, 6/15/22	1,000,000	1,060
Navient Corp., 6.625%, 7/26/21	1,100,000	1,184
Navient Corp., 8.000%, 3/25/20	208,000	232
OneMain Financial Holdings LLC, 6.750%, 12/15/19 144A	816,000	857
OneMain Financial Holdings LLC, 7.250%, 12/15/21 144A	200,000	211
PHH Corp., 6.375%, 8/15/21	1,500,000	1,541
PHH Corp., 7.375%, 9/1/19	1,700,000	1,866
Springleaf Finance Corp., 5.250%, 12/15/19	211,000	219
Springleaf Finance Corp., 6.125%, 5/15/22 (k)	2,900,000	3,059
Springleaf Finance Corp., 6.500%, 9/15/17	700,000	706

Total		33,107

Gaming/Leisure/Lodging (1.2%)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27 144A	700,000	732
Melco Resorts Finance, Ltd., 4.875%, 6/6/25 144A	700,000	701
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 3/1/25 144A	6,250,000	6,574
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 5.250%, 5/15/27 144A	800,000	820

Total		8,827

Healthcare (1.1%)
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	200,000	202
HCA, Inc., 4.500%, 2/15/27	100,000	103
HCA, Inc., 4.750%, 5/1/23	2,655,000	2,808
HCA, Inc., 6.500%, 2/15/20	2,000,000	2,182
Tenet Healthcare Corp., 4.500%, 4/1/21	300,000	305
Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23 EUR (f)	3,300,000	3,090

Total		8,690

Industrials (0.0%)
DP World Sukuk, Ltd., 6.250%, 7/2/17	200,000	200

Total		200

Insurance (0.8%)
Credit Agricole Assurances SA, 4.250%, 1/29/49 EUR (f)	2,000,000	2,439
The Doctors Co., 6.500%, 10/15/23 144A	300,000	332
NN Group NV, 4.500%, 7/15/49 EUR (f)	2,600,000	3,141
VIVAT NV, 2.375%, 5/17/24 EUR (f)	500,000	531

Total		6,443

Materials (0.2%)
Ineos Finance PLC, 4.000%, 5/1/23 144A EUR (f)	1,500,000	1,764

Total		1,764

Media (2.6%)
Altice Financing SA, 5.250%, 2/15/23 EUR (f)	2,800,000	3,387
Altice Financing SA, 7.500%, 5/15/26 144A	1,200,000	1,332
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	2,400,000	2,557
Time Warner Cable LLC, 5.875%, 11/15/40	300,000	334
Time Warner Cable LLC, 6.750%, 6/15/39	200,000	245

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par	Value $ (000’s)
Media continued
UPCB Finance IV, Ltd., 4.000%, 1/15/27 EUR (f)	350,000	416
UPCB Finance VII, Ltd., 3.625%, 6/15/29 144A EUR (f)	2,200,000	2,476
Virgin Media Secured Finance PLC, 4.875%, 1/15/27 GBP (f)	3,100,000	4,146
Virgin Media Secured Finance PLC, 5.000%, 4/15/27 144A GBP (f)	500,000	670
Virgin Media Secured Finance PLC, 5.125%, 1/15/25 144A GBP (f)	700,000	956
Ziggo Secured Finance BV, 3.750%, 1/15/25 EUR (f)	2,200,000	2,624
Ziggo Secured Finance BV, 4.250%, 1/15/27 144A EUR (f)	500,000	604
Ziggo Secured Finance BV, 4.250%, 1/15/27 EUR (f)	200,000	242

Total		19,989

Metals & Mining (0.7%)
FMG Resources August 2006 PTY, Ltd., 9.750%, 3/1/22 144A	1,800,000	2,050
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (k)	3,400,000	3,417

Total		5,467

Oil & Gas (0.1%)
BG Energy Capital PLC, 6.500%, 11/30/72	700,000	712
Reliance Holdings USA, Inc., 4.500%, 10/19/20	300,000	316

Total		1,028

Pharmaceuticals (1.2%)
Amgen, Inc., 4.663%, 6/15/51	1,041,000	1,102
Endo Finance LLC, 5.750%, 1/15/22 144A	2,900,000	2,609
Mallinckrodt International Finance SA, 4.750%, 4/15/23	700,000	597
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	3,200,000	2,920
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 8/1/22 144A	400,000	376
Pfizer, Inc., 5.800%, 8/12/23	200,000	235
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20 144A	1,400,000	1,353

Total		9,192

Pipelines (3.4%)
Energy Transfer LP, 3.600%, 2/1/23	100,000	100
Energy Transfer LP, 4.150%, 10/1/20	400,000	415
Energy Transfer LP, 4.650%, 6/1/21	200,000	211
Hiland Partners Holdings LLC / Hiland Partners Finance Corp., 5.500%, 5/15/22 144A	100,000	104
Kinder Morgan Energy Partners LP, 6.550%, 9/15/40 (k)	2,382,000	2,725
Kinder Morgan, Inc., 7.750%, 1/15/32	1,216,000	1,529
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 144A	1,700,000	1,819
National Fuel Gas Co., 5.200%, 7/15/25	300,000	320
ONEOK Partners LP, 2.000%, 10/1/17	400,000	400
Regency Energy Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	300,000	311

Corporate Bonds (43.8%)	Shares/ Par	Value $ (000’s)
Pipelines continued
Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22	1,100,000	1,180
Regency Energy Partners LP / Regency Energy Finance Corp., 5.750%, 9/1/20	300,000	325
Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	800,000	881
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,063
Rockies Express Pipeline LLC, 6.850%, 7/15/18 144A	4,200,000	4,373
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,100,000	1,198
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	100,000	111
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,900,000	5,405
Sabine Pass Liquefaction LLC, 5.750%, 5/15/24	700,000	779
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	200,000	224
Selectica, 8.750%, 11/15/19 (d)*	500,000	–
The Williams Cos., Inc., 7.500%, 1/15/31	200,000	237
Williams Partners LP, 3.600%, 3/15/22	2,500,000	2,554

Total		26,264

Real Estate Investment Trusts (0.4%)
Goodman US Finance One LLC, 6.375%, 4/15/21 144A	1,000,000	1,120
OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25	100,000	101
OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24	100,000	105
SL Green Realty Corp., 5.000%, 8/15/18 (k)	1,100,000	1,129
VEREIT Operating Partnership LP, 4.125%, 6/1/21	100,000	104
Vonovia Finance BV, 5.000%, 10/2/23 144A	300,000	317

Total		2,876

Services (0.5%)
QVC, Inc., 4.375%, 3/15/23	2,000,000	2,023
QVC, Inc., 4.850%, 4/1/24	100,000	102
QVC, Inc., 5.450%, 8/15/34	800,000	762
QVC, Inc., 5.950%, 3/15/43	900,000	861

Total		3,748

Technology (1.0%)
Alliance Data Systems Corp., 5.250%, 12/1/17 144A	600,000	605
Alliance Data Systems Corp., 5.875%, 11/1/21 144A	2,900,000	3,002
CommScope Technologies LLC, 5.000%, 3/15/27 144A	100,000	100
Dell International LLC / EMC Corp, 5.450%, 6/15/23 144A	1,400,000	1,519
Dell International LLC / EMC Corp, 8.100%, 7/15/36 144A	300,000	377
Equinix, Inc., 5.375%, 5/15/27	200,000	213
Fidelity National Information Services, Inc., 4.500%, 10/15/22	800,000	869
Flex, Ltd., 4.625%, 2/15/20	200,000	210
Quintiles IMS, Inc., 3.250%, 3/15/25 144A EUR (f)	500,000	580
Symantec Corp., 5.000%, 4/15/25 144A	100,000	105

Total		7,580

Telecommunications (4.9%)
Altice Luxembourg SA, 7.250%, 5/15/22 EUR (f)	3,200,000	3,876
AT&T, Inc., 3.400%, 5/15/25	1,000,000	983

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par	Value $ (000’s)
Telecommunications continued
Deutsche Telekom International Finance BV, 8.750%, 6/15/30	700,000	1,038
Digicel Group, Ltd., 8.250%, 9/30/20 144A	600,000	561
Koninklijke KPN NV, 5.750%, 9/17/29 GBP (f)	750,000	1,249
Qwest Corp., 7.250%, 9/15/25	500,000	555
SFR Group SA, 6.250%, 5/15/24 144A	2,400,000	2,535
SFR Group SA, 7.375%, 5/1/26 144A	6,000,000	6,510
TDC A/S, 5.625%, 2/23/23 GBP (f)	100,000	150
Telecom Italia Capital SA, 7.721%, 6/4/38 (k)	2,200,000	2,662
Telecom Italia SPA, 5.303%, 5/30/24 144A	2,500,000	2,681
Verizon Communications, Inc., 3.125%, 3/16/22	200,000	203
Verizon Communications, Inc., 4.125%, 3/16/27	300,000	310
Verizon Communications, Inc., 4.522%, 9/15/48	100,000	95
Verizon Communications, Inc., 4.672%, 3/15/55	2,150,000	2,013
Verizon Communications, Inc., 5.012%, 4/15/49 144A	2,449,000	2,473
Verizon Communications, Inc., 5.250%, 3/16/37	200,000	215
Wind Acquisition Finance SA, 4.000%, 7/15/20 EUR (f)	1,400,000	1,616
Wind Acquisition Finance SA, 7.000%, 4/23/21 EUR (f)	5,700,000	6,773
Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	1,040

Total		37,538

Transportation (0.6%)
American Airlines Pass Through Trust, 3.700%, 10/1/26	514,698	528
American Airlines Pass Through Trust, 5.250%, 1/31/21	110,104	116
Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	520
Asciano Finance, Ltd., 5.000%, 4/7/18 144A	800,000	815
Continental Airlines Pass Through Trust, 4.750%, 1/12/21	65,069	69
Continental Airlines Pass Through Trust, 7.250%, 11/10/19	195,258	216
Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	639
United Airlines Pass Through Trust, 4.300%, 8/15/25	87,724	93
US Airways Pass-Through Trust, 5.900%, 10/1/24	1,125,839	1,261
Virgin Australia Trust, 5.000%, 10/23/23 144A	53,629	56

Total		4,313

Utilities (0.2%)
Nakilat, Inc., 6.067%, 12/31/33	1,100,000	1,235

Total		1,235

Total Corporate Bonds (Cost: $328,030)		338,716

Governments (32.3%)
Foreign Agencies (7.1%)
Argentine Republic Government International Bond, 3.875%, 1/15/22 EUR (f)	1,000,000	1,135
Argentine Republic Government International Bond, 5.000%, 1/15/27 EUR (f)	4,900,000	5,215
Argentine Republic Government International Bond, 7.820%, 12/31/33 EUR (f)	4,678,753	5,713

Governments (32.3%)	Shares/ Par	Value $ (000’s)
Foreign Agencies continued
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	700,000	737
Dolphin Energy, Ltd., 5.500%, 12/15/21 144A	1,000,000	1,093
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23(k)	3,000,000	3,273
Hellenic Republic Government Bond, 3.375%, 7/17/17 144A EUR (f)	1,400,000	1,599
Nakilat, Inc., 6.267%, 12/31/33 144A	583,918	663
Peru Enhanced Pass-Through Finance, Ltd., 0.000%, 5/31/18 144A	26,896	26
Petrobras Global Finance BV, 6.125%, 1/17/22(k)	3,600,000	3,714
Petrobras Global Finance BV, 7.375%, 1/17/27(k)	4,300,000	4,550
Petrobras Global Finance BV, 8.375%, 5/23/21(k)	4,200,000	4,701
Petroleos Mexicanos, 2.750%, 4/21/27 EUR (f)	1,100,000	1,131
Petroleos Mexicanos, 5.125%, 3/15/23 EUR (f)	1,000,000	1,284
Petroleos Mexicanos, 5.625%, 1/23/46(k)	5,000,000	4,433
Petroleos Mexicanos, 6.500%, 6/2/41	2,000,000	1,986
Petroleos Mexicanos, 6.500%, 3/13/27 144A	1,700,000	1,826
Petroleos Mexicanos, 6.625%, 6/15/38	1,800,000	1,822
Petroleos Mexicanos, 6.750%, 9/21/47	1,400,000	1,414
Petroleos de Venezuela SA, 5.375%, 4/12/27	6,500,000	2,340
Petroleos de Venezuela SA, 5.500%, 4/12/37	4,300,000	1,537
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27 144A	2,300,000	2,574
Romanian Government International Bond, 2.875%, 10/28/24 EUR (f)	900,000	1,115
Romanian Government International Bond, 3.625%, 4/24/24 EUR (f)	700,000	909

Total		54,790

Foreign Governments (1.4%)
Indonesia Government International Bond, 3.375%, 7/30/25 EUR (f)	100,000	125
Indonesia Government International Bond, 3.750%, 6/14/28 EUR (f)	3,600,000	4,504
Indonesia Government International Bond, 3.375%, 7/30/25 144A EUR (f)	3,300,000	4,111
Indonesia Government International Bond, 3.750%, 6/14/28 144A EUR (f)	1,900,000	2,377

Total		11,117

Municipal Bonds (0.9%)
Autonomous Community of Catalonia, 4.750%, 6/4/18 EUR (f)	1,650,000	1,948
Autonomous Community of Catalonia, 4.900%, 9/15/21 EUR (f)	700,000	843
Autonomous Community of Catalonia, 4.950%, 2/11/20 EUR (f)	200,000	244
Province of Ontario Canada, 2.400%, 6/2/26 CAD (f)	1,900,000	1,465
Province of Ontario Canada, 2.600%, 6/2/25 CAD (f)	600,000	472
Province of Quebec Canada, 2.750%, 9/1/25 CAD (f)	3,000,000	2,390

Total		7,362

US Government & Agencies (13.2%)
US Treasury, 2.000%, 5/31/24 (b,r)	102,900,000	102,072

Total		102,072

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Governments (32.3%)	Shares/ Par	Value $ (000’s)
Yankee Sovereign (12.3%)
Brazilian Government International Bond, 5.000%, 1/27/45	2,700,000	2,362
Columbia Government International Bond, 5.000%, 6/15/45	6,000,000	6,036
Costa Rica Government International Bond, 7.000%, 4/4/44	700,000	728
Costa Rica Government International Bond, 7.158%, 3/12/45	500,000	525
Croatia Government International Bond, 6.625%, 7/14/20	5,000,000	5,512
Dominican Republic International Bond, 6.850%, 1/27/45	900,000	958
Dominican Republic International Bond, 6.875%, 1/29/26	500,000	558
Dominican Republic International Bond, 7.450%, 4/30/44	400,000	456
Ecuador Government International Bond, 9.650%, 12/13/26 144A	600,000	599
Ecuador Government International Bond, 10.750%, 3/28/22	1,300,000	1,388
Egypt Government International Bond, 8.500%, 1/31/47 144A	1,100,000	1,186
El Salvador Government International Bond, 7.625%, 2/1/41	900,000	834
El Salvador Government International Bond, 7.650%, 6/15/35	300,000	280
Export-Import Bank of India, 3.375%, 8/5/26 144A	600,000	587
Indonesia Government International Bond, 5.125%, 1/15/45	700,000	749
Indonesia Government International Bond, 6.750%, 1/15/44 (k)	2,900,000	3,732
Kazakhstan Government International Bond, 5.125%, 7/21/25 (k)	5,200,000	5,650
Kazakhstan Government International Bond, 6.500%, 7/21/45 (k)	1,100,000	1,302
Mexico Government International Bond, 4.600%, 1/23/46 (k)	4,700,000	4,588
Mexico Government International Bond, 4.750%, 3/8/44	600,000	601
Nigeria Government International Bond, 7.875%, 2/16/32 144A	200,000	217
Panama Government International Bond, 6.700%, 1/26/36	1,900,000	2,446
Panama Government International Bond, 8.125%, 4/28/34	100,000	132
Perusahaan Penerbit SBSN Indonesia III, 3.400%, 3/29/22 144A	600,000	606
Republic of Ghana, 9.250%, 9/15/22	200,000	216
Republic of South Africa Government International Bond, 5.875%, 9/16/25	500,000	538
Russian Federation, 5.625%, 4/4/42	2,000,000	2,165
Senegal Government International Bond, 6.250%, 5/23/33 144A	400,000	406
Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 144A	400,000	391

Governments (32.3%)	Shares/ $ Par	Value $ (000’s)
Yankee Sovereign continued
Turkey Government International Bond, 4.875%, 10/9/26 (k)	4,000,000	3,943
Turkey Government International Bond, 5.125%, 3/25/22 (k)	10,600,000	11,001
Turkey Government International Bond, 5.750%, 5/11/47	2,400,000	2,347
Turkey Government International Bond, 5.750%, 3/22/24 (k)	2,400,000	2,538
Ukraine Government International Bond, 7.750%, 9/1/19 (k)	3,100,000	3,201
Ukraine Government International Bond, 7.750%, 9/1/20	1,500,000	1,536
Uruguay Government International Bond, 5.100%, 6/18/50	2,100,000	2,138
Venezuela Government International Bond, 7.650%, 4/21/25	1,700,000	718
Venezuela Government International Bond, 8.250%, 10/13/24	200,000	86
Venezuela Government International Bond, 9.250%, 5/7/28	1,100,000	487
Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	633

Total		74,376

Total Governments (Cost: $249,902)		249,717

Municipal Bonds (1.7%)
Municipal Bonds (1.7%)
Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	144
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	147
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	283
City of Chicago IL, 7.750%, 1/1/42 GO	1,300,000	1,325
City of Riverside CA Electric Revenue, Series 2010-A, 7.605%, 10/1/40 RB	200,000	293
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	401
Irvine Ranch Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	137
Los Angeles County Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	296
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2010-B, 6.568%, 7/1/37 RB	100,000	135
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	245
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	376
New York State Urban Development Corp., Series 2009-E, 5.770%, 3/15/39 RB	100,000	123
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	235

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Municipal Bonds (1.7%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
Port Authority of New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,388
Regents of the University of California Medical Center Pooled Revenue, Series 2010-H, 6.548%, 5/15/48 RB	100,000	136
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	112
San Diego Redevelopment Agency Successor Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000.0	118
State of California, Series 2010, 7.950%, 3/1/36 GO	900,000	1,027
State of Illinois, 5.100%, 6/1/33 GO	240,000	225
State of Illinois, 6.630%, 2/1/35 GO	245,000	251
State of Illinois, 6.725%, 4/1/35 GO	95,000	96
State of Illinois, 7.350%, 7/1/35 GO	200,000	214
Texas Public Finance Authority, 8.250%, 7/1/24 RB	200,000	212
Tobacco Settlement Finance Authority, Series 2007-A, 7.467%, 6/1/47 RB	1,115,000	1,090
Tobacco Settlement Financing Corp., Series 2007-A, 6.706%, 6/1/46 RB	3,340,000	2,919
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.550%, 11/15/40 RB, GO OF AUTH	800,000	981

Total Municipal Bonds (Cost: $10,805)		12,909

Structured Products (10.7%)
Structured Products (10.7%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3, 1.500%, 9/25/35	50,000	45
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C, 1.366%, 7/25/36	8,388,608	2,922
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 2.011%, 1/25/35	64,883	62
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 2.116%, 12/25/34	93,639	89
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 2.191%, 7/25/35	100,000	99
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 2.216%, 3/25/35	223,452	208
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	109,797	118
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.914%, 9/25/45	4,412	4
Asset Backed Pass Through Certificates, Series 2004-R5, Class M1, 2.086%, 7/25/34	45,880	44
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4, 2.116%, 6/25/35	200,000	191
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 2.404%, 8/15/33	37,352	37

Structured Products (10.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Banc of America Funding Trust, Series 2007-D, Class 1A4, 1.442%, 6/20/47	70,586	70
Banc of America Funding Trust, Series 2007-6, Class A1, 1.506%, 7/25/37	106,122	98
Banc of America Funding Trust, Series 2005-H, Class 5A1, 3.433%, 11/20/35	190,341	172
Banc of America Funding Trust, Series 2006-J, Class 4A1, 3.559%, 1/20/47	99,617	93
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 3.568%, 7/26/36 144A	52,599	43
Barclays Capital LLC, Series 2009-RR5, Class 3A3, 5.848%, 8/26/36 144A	3,208,481	2,161
Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475%, 4/28/32 144A	169,669	169
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 3.604%, 7/25/34	14,438	15
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 3.392%, 11/25/36	251,948	230
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1, 1.326%, 4/25/31	13,057	14
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 1.416%, 12/25/36	58,625	56
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 1.416%, 4/25/37	239,683	264
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 1.646%, 11/25/35	51,165	51
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 2.466%, 8/25/37	289,547	278
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 1.706%, 7/25/35	32,124	32
CHL Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 3.185%, 3/25/37	18,684	15
Citi Held For Asset Issuance, Series 2016-PM1, Class A, 4.650%, 4/15/25 144A	587,021	593
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	7,680	8
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 1.426%, 12/25/36	100,000	78
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 3.667%, 9/25/37	24,979	23
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 5.238%, 9/25/37	104,830	87
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 1.936%, 9/25/35	169,659	169
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 1.356%, 4/25/47	58,014	52
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 1.376%, 12/25/46	18,061	17
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B, 1.402%, 9/20/46	34,624	27
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A, 1.407%, 12/20/46	51,586	42
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1, 1.422%, 5/20/46	607,701	491

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (10.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 1.422%, 7/20/46	16,677	10
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 1.542%, 11/20/35	10,257	9
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1, 1.716%, 4/25/36	659,430	395
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 2.212%, 1/25/36	29,828	28
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 2.761%, 7/25/46	1,698	2
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 3.377%, 5/25/36	23,089	19
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36	341,531	288
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/35	34,352	34
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13, 6.000%, 2/25/37	176,004	123
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37	344,108	256
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32	20,917	21
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, 1.356%, 6/25/37	733,771	609
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 1.356%, 7/25/37	57,981	50
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 1.366%, 4/25/46	7,635	8
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 1.386%, 5/25/37	182,475	179
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A, 1.416%, 6/25/47	1,311,865	1,130
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 1.506%, 7/25/36	85,720	83
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 1.506%, 8/25/36	147,446	142
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2, 1.536%, 2/25/37	900,000	577
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 1.566%, 3/25/36	99,156	81
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1, 1.766%, 5/25/47 144A	3,090,304	2,053
Countrywide Asset-Backed Certificates, Series 2004-AB2, Class M1, 1.996%, 5/25/36	552,107	552
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A, 2.056%, 10/25/47	3,395,878	3,235
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4, 2.791%, 11/25/34	100,000	86
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.740%, 10/25/35	16,980	17
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.816%, 7/25/36(e)	100,000	83

Structured Products (10.7%)	Shares/ Par	Value $ (000’s)
Structured Products continued
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2, 1.486%, 4/25/46	1,219,775	556
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.692%, 4/25/46	46,029	24
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 3.087%, 10/25/35	25,919	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 3.306%, 12/20/35	16,390	14
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36	229,337	197
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1, 6.500%, 11/25/36	32,933	28
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.253%, 9/15/39	15,929	16
Credit Suisse First Boston Mortgage Securities Corp., Series 01-HE17, Class A1, 1.836%, 1/25/32	6,702	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.500%, 4/25/33	2,419	2
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3, 5.500%, 12/25/35	807,026	713
Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.266%, 5/25/37 144A	466,913	424
EMF-NL BV, 0.468%, 4/17/41 EUR(f)	220,247	236
Enterprise Inns PLC, 6.875%, 5/9/25 GBP(f)	1,000,000	1,433
Eurosail-NL BV, 1.168%, 10/17/40 EUR(f)	144,880	167
Federal National Mortgage Association, Series 2003-W6, Class F, 1.566%, 9/25/42	29,968	30
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A504/25/36	200,000	167
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 1.356%, 9/25/36	106,977	106
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 1.366%, 7/25/36	20,801	21
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 1.476%, 11/25/36	307,028	307
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.000%, 10/25/20	9,451	9
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37	426,565	342
Fremont Home Loan Trust, Series 2005-02, Class M4, 2.146%, 6/25/35	300,000	238
Greene King Finance PLC, 2.369%, 3/15/36 GBP(e,f)	450,000	457
GSAA Home Equity Trust, Series 2006-17, Class A1, 1.276%, 11/25/36	72,162	36
GSAMP Trust, Series 2007-NC1, Class A2A, 1.266%, 12/25/46	18,894	12
GSAMP Trust, Series 2007-FM2, Class A2B, 1.306%, 1/25/37	240,373	149

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (10.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
GSAMP Trust, Series 2004-WF, Class M2, 2.866%, 10/25/34	83,947	79
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 3.209%, 9/25/35	15,216	16
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.298%, 3/25/47	19,902	19
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.370%, 1/25/36	4,165	4
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36	180,648	149
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 1.449%, 6/19/35	37,820	37
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 1.519%, 11/19/35	18,043	17
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 1.556%, 4/25/37	500,000	380
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2, 1.376%, 7/25/37	453,694	282
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 1.466%, 3/25/35	12,307	11
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A, 1.436%, 11/25/35	1,572,849	1,254
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 1.606%, 11/25/35	300,000	254
Impac Secured Assets Trust, Series 2007-1, Class A2, 1.376%, 3/25/37	166,618	141
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 1.456%, 7/25/35	3,383	3
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 1.516%, 7/25/35	18,847	18
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 3.290%, 10/25/34	39,233	39
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 3.228%, 10/25/35	18,570	17
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 3.370%, 6/25/37	126,251	112
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.408%, 7/25/35	23,910	24
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 1.551%, 3/26/37 144A	22,944	23
Lehman XS Trust, Series 2005-4, Class 1A3, 2.016%, 10/25/35	27,320	27
Lendmark Funding Trust, Series 2016-A2, Class A, 3.260%, 4/21/25 144A	400,000	403
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A, 1.366%, 5/25/36	1,789,381	1,102
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4, 1.486%, 5/25/46	375,391	174
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4, 1.516%, 2/25/36	88,986	61
Mastr Asset Backed Securities Trust, Series 2006-HE3, Class A2, 1.316%, 8/25/36	2,526,964	1,188
Mastr Asset Backed Securities Trust, Series 2006-FRE2, Class A1, 1.366%, 3/25/36	17,241,231	14,211

Structured Products (10.7%)	Shares/ Par	Value $ (000’s)
Structured Products continued
Mastr Asset Backed Securities Trust, Series 2006-WMC4, Class A5, 1.366%, 10/25/36	1,078,911	475
Mastr Asset Backed Securities Trust, Series 2004-WMC2, Class M1, 2.116%, 4/25/34	215,835	207
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 1.194%, 2/25/37	15,685	15
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 1.596%, 8/25/35	52,411	51
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 1.666%, 2/25/47	1,156,176	803
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 3.073%, 12/25/35	318,080	292
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-1, Class 1A, 3.148%, 2/25/36	9,079	9
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.746%, 5/25/36	31,117	29
Mitchells & Butlers Finance PLC, 0.739%, 12/15/30 GBP (f)	1,587,850	1,882
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C, 1.356%, 10/25/36	78,651	43
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C, 1.376%, 9/25/36	83,987	46
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C, 1.466%, 3/25/37	76,766	40
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 1.536%, 11/25/35	17,885	18
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2, 1.921%, 1/25/35	173,232	154
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 2.206%, 6/25/35	300,000	297
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1, 2.116%, 7/25/32	10,929	11
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC2, Class M1, 2.566%, 2/25/33	47,793	47
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1, 2.791%, 11/25/32	131,096	131
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 1.486%, 9/25/35	1,868	2
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 4.610%, 7/25/35	134,698	117
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.794%, 8/25/35	21,073	21
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B, 1.376%, 9/25/37	935,231	832
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/28 144A	1,000,000	1,020
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 1.716%, 7/25/35	60,368	60
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 2.011%, 8/25/35	243,881	238

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (10.7%)	Shares/ Par	Value $ (000’s)
Structured Products continued
RAC Bond Co. PLC, 4.870%, 5/6/26 GBP (f)	400,000	579
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 1.356%, 1/25/37	37,661	32
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 1.406%, 8/25/36	16,658	15
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 1.406%, 9/25/36	37,658	32
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.670%, 3/25/35	263,994	230
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	317,732	331
Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 1.406%, 2/25/36	8,759	9
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 1.566%, 11/25/46 144A	341,987	304
Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 1.696%, 9/25/35	300,000	295
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 1.366%, 1/25/37	296,249	277
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 1.556%, 4/25/37	1,600,000	1,340
Residential Asset Securities Corp., Series 2006-EMX1, Class M1, 1.626%, 1/25/36	200,000	198
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2, 6.500%, 4/25/37	4,045,141	2,413
Rio Oil Finance, 9.250%, 7/6/24	601,510	611
Rio Oil Finance Trust, 9.250%, 7/6/24 144A	1,924,832	1,954
Rio Oil Finance Trust, 9.750%, 1/6/27	553,202	564
Rise, Ltd., 4.750%, 2/15/39 (p)	559,198	561
Saxon Asset Securities Trust, Series 2006-1, Class M1, 1.681%, 3/25/36	400,000	326
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 2.176%, 1/25/36	136,692	96
SLM Private Education Loan Trust, Series 2011-B, Class A3, 3.409%, 6/16/42 144A	100,000	104
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 3.950%, 5/16/44 144A	26,311	27
Soundview Home Loan Trust, Series 2006-3, Class A3, 1.376%, 11/25/36	367,550	344
Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 1.496%, 5/25/36	200,000	180
Soundview Home Loan Trust, Series 2006-OPT3, Class M1, 1.526%, 6/25/36	7,226,612	3,538
Soundview Home Loan Trust, Series 2006-2, Class M2, 1.566%, 3/25/36	400,000	342
Soundview Home Loan Trust, Series 2005-3, Class M3, 2.041%, 6/25/35	199,784	187
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 2.191%, 12/25/35	444,197	405
Spirit Issuer PLC, 6.582%, 12/28/27 GBP(f)	1,100,000	1,555

Structured Products (10.7%)	Shares/ Par	Value $ (000’s)
Structured Products continued
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 1.536%, 10/25/35	102,225	94
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 1.366%, 9/25/36	43,786	39
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 1.906%, 6/25/35	61,768	62
Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 1.981%, 8/25/35	500,000	473
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 2.191%, 10/25/33	399,387	398
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 1.396%, 7/25/46	393,806	345
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 2.076%, 2/25/36	784,774	757
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 1.356%, 5/25/47	66,665	67
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, 1.386%, 12/25/36	562,742	503
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6, 1.426%, 2/25/37	163,518	146
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 1.586%, 4/25/36 144A	100,000	92
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 1.566%, 2/25/35	40,040	38
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 1.866%, 12/25/35	27,717	22
Tesco Property Finance 2 PLC, 6.052%, 10/13/39 GBP (f)	1,151,061	1,698
Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP (f)	2,256,196	3,163
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 1.476%, 3/25/36 144A	2,002,188	1,930
The Unique Pub Finance Co. PLC, 5.659%, 6/30/27 GBP (f)	159,782	233
The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP (f)	727,480	1,033
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/47 144A	347,455	347
VOLT XL LLC, Series 2015-NP14, Class A1, 4.375%, 11/27/45 144A	1,000,594	1,004
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A, 1.366%, 1/25/37	221,602	166
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 2A1, 2.833%, 8/25/36	20,177	19
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.849%, 2/25/33	2,328	2
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.923%, 3/25/36	407,099	385

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (10.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 3.032%, 10/25/36	40,321	36
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 3.141%, 2/25/37	6,750	6
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 1.432%, 4/25/47	559,376	407
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 3.509%, 7/25/37	91,878	82
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 3.139%, 11/25/37	113,880	107
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 3.153%, 3/25/35	36,456	37
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 3.167%, 7/25/36	266,232	267
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 3.330%, 4/25/36	146,188	138
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A81, 6.000%, 8/25/37	191,465	192

Total Structured Products (Cost: $81,479)		82,970

Bank Loan Obligations (4.0%)
Bank Loan Obligations (4.0%)
Avolon Holdings, Ltd., 2.25%, 7/20/20	300,000	302
Charter Communications Operating LLC, 2.00%, 1/3/21	688,674	690
Charter Communications Operating LLC, 2.25%, 7/1/20	2,121,084	2,125
Chesapeake Energy Corp., 8.50%, 8/23/21	700,000	745
Commscope, Inc., 3.25%, 5/21/22	175,400	176

Bank Loan Obligations (4.0%)	Shares/ Par	Value $ (000’s)
Bank Loan Obligations continued
Energy Future Intermediate Holding Co., 4.00%, 9/30/17	16,200,000	16,247
Grifols Worldwide Operations USA, Inc., 2.25%, 1/31/23	698,250	699
Hilton Worldwide Finance LLC, 2.00%, 10/25/23	1,418,280	1,422
Intelsat Jackson Holdings SA, 3.75%, 6./30/19	1,900,000	1,883
Las Vegas Sands, 2.25%, 12/19/20	685,183	686
PCF GmbH, 4.00%, 4/7/24 EUR (f)	1,000,000	1,152
Petrobras Netherlands BV TL, 2.25%, 6/14/19	2,400,000	2,349
Valeant Pharmaceuticals International, Inc., 4.75%, 2./15/39	796,336	807
Virgin Media SFA Finance, Ltd., 3.50%, 1/31/26 GBP (f)	400,000	524
Ziggo Secured Finance BV, 3.00%, 4/25/25 EUR (f)	1,000,000	1,148

Total Bank Loan Obligations (Cost: $30,538)		30,955

Short-Term Investments (6.4%)
Repurchase Agreements (6.3%)
Tri-Party JP Morgan repurchase, 1.330%, 7/3/17 (Purchased on 6/30/17, to be repurchased at $48,705,398, collateralized by US Treasury Note, 1.375%, due 5/31/21, par and fair value of $50,292,000 and $49,594,591, respectively) (b,r)	48,700,000	48,700

Total		48,700

US Government & Agencies (0.1%)
US Treasury Bill, 0.260%, 8/31/17 (b,r)	629,000	628
US Treasury Bill, 2.250%, 2/15/27 (b,r)	150,000	149

Total		777

Total Short-Term Investments (Cost: $49,474)		49,477

Total Investments (99.0%) (Cost: $750,398)(a)		764,744

Other Assets, Less Liabilities (1.0%)		7,540

Net Assets (100.0%)		772,284

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $143,666 representing 18.6% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

AUD — Australian Dollar

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

MXN — Mexican New Peso

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $750,398 and the net unrealized appreciation of investments based on that cost was $14,346 which is comprised of $26,880 aggregate gross unrealized appreciation and $12,534 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Short) (Total Notional Value at June 30, 2017, $7,179)	39	9/17	$134
Euro Buxl Future (Long) (Total Notional Value at June 30, 2017, $9,054)	48	9/17	(285)
Euro Schatz Future (Long) (Total Notional Value at June 30, 2017, $7,420)	59	9/17	(20)
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at June 30, 2017, $13,577)	91	9/17	(139)
Long Gilt Future (Short) (Total Notional Value at June 30, 2017, $3,965)	24	9/17	59
US Ten Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2017, $43,967)	348	9/17	(283)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2017, $49,096)	227	9/17	(39)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2017, $17,393)	107	9/17	355

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	JP Morgan Chase Bank, N.A.	CAD	5,515	4,253	7/17	$46	$—	$46
Sell	BNP Paribas	CAD	5,515	4,253	7/17	—	(155)	(155)
Sell	JP Morgan Chase Bank, N.A.	CAD	5,515	4,256	8/17	—	(46)	(46)
Buy	UBS AG	CNY	21,357	3,149	7/17	71	—	71
Buy	Goldman Sachs International	CNY	21,357	3,122	12/17	19	—	19
Sell	Goldman Sachs International	CNY	21,357	3,149	7/17	—	(12)	(12)
Sell	UBS AG	CNY	47,437	6,936	12/17	—	(375)	(375)
Buy	Bank of America, N.A.	EUR	75,717	86,503	7/17	450	—	450
Buy	JP Morgan Chase Bank, N.A.	EUR	4,132	4,721	7/17	63	—	63
Sell	Bank of America, N.A.	EUR	75,462	86,211	7/17	—	(1,386)	(1,386)
Sell	BNP Paribas	EUR	2,137	2,441	7/17	—	(55)	(55)
Sell	JP Morgan Chase Bank, N.A.	EUR	901	1,029	7/17	—	(21)	(21)
Sell	UBS AG	EUR	701	801	7/17	—	(12)	(12)
Sell	Bank of America, N.A.	EUR	75,717	86,640	8/17	—	(462)	(462)
Buy	Goldman Sachs International	GBP	2,897	3,774	7/17	88	—	88
Buy	UBS AG	GBP	23,873	31,098	7/17	503	—	503
Sell	BNP Paribas	GBP	25,899	33,737	7/17	—	(404)	(404)
Sell	JP Morgan Chase Bank, N.A.	GBP	495	645	7/17	—	(10)	(10)
Sell	Royal Bank Of Canada	GBP	376	490	7/17	—	(8)	(8)
Sell	UBS AG	GBP	23,873	31,128	8/17	—	(507)	(507)
Buy	BNP Paribas	MXN	70,607	3,865	8/17	204	—	204

						$1,444	$(3,453)	$(2,009)

(i)	Written options outstanding on June 30, 2017.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call —US Ten Year Treasury Note	127.500	9/17	26	$(5)
Call —US Ten Year Treasury Note	128.500	9/17	50	(5)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Put —US Ten Year Treasury Note	124.500	9/17	26	$(12)
Put —US Ten Year Treasury Note	125.500	9/17	50	(41)

(Premiums Received $72)				$(63)

Description	Exercise Price	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call — Interest Rate Swaption - Call	0.650	9/17	10,400	$(9)
Put — Interest Rate Swaption - Put	0.950	9/17	10,400	(103)

(Premiums Received $65)				$(112)

(j)	Swap agreements outstanding on June 30, 2017.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Deutsche Bank AG, 0.763%, 12/20/21	BNP Paribas	1.00%	12/21	1.729%	700 EUR	$(103)	$111	$8
Deutsche Bank AG, 1.448%, 12/20/21	Goldman Sachs International	1.00%	12/21	1.729%	1,100 EUR	(90)	103	13
Deutsche Bank AG, 1.448%, 12/20/21	JP Morgan Chase Bank NA	1.00%	12/21	1.729%	700 EUR	(105)	114	9
Federative Republic of Brazil, 4.25%, 1/7/25	Goldman Sachs International	1.00%	6/22	2.376%	1,900 USD	(113)	(6)	(119)
Federative Republic or Brazil, 4.25%, 1/7/25	Barclays Bank Plc	1.00%	6/22	2.376%	200 USD	(11)	(1)	(12)
Federative Republic or Brazil, 4.25%, 1/7/25	Harris Nesbit Gerard	1.00%	6/22	2.376%	600 USD	(39)	1	(38)
Novo Banco, 5.00%, 12/20/21	Morgan Stanley Capital Services	5.00%	12/21	14.085%	100 EUR	(24)	(2)	(26)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.037%	1,100 USD	(18)	16	(2)
Republic of Turkey, 11.875%, 1/15/30	JP Morgan Chase Bank NA	1.00%	6/21	1.531%	2,100 USD	(150)	108	(42)
Republic of Turkey, 11.875%, 1/15/30	JP Morgan Chase Bank NA	1.00%	12/21	1.752%	1,300 USD	(91)	49	(42)
Republic of Venezuela, 9.25%, 9/15/27	BNP Paribas	5.00%	9/20	46.893%	300 USD	(130)	(42)	(172)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/20	48.024%	100 USD	(34)	(18)	(52)
Republic of Venezuela, 9.25%, 9/15/27	Goldman Sachs International	5.00%	12/21	43.307%	100 USD	(47)	(9)	(56)
Republic of Venezuela, 9.25%, 9/15/27	JP Morgan Chase Bank NA	5.00%	12/21	43.307%	220 USD	(103)	(20)	(123)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs And Co.	1.00%	6/22	1.682%	2,100 USD	(61)	(6)	(67)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	1.081%	400 USD	(28)	27	(1)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	1.081%	900 USD	(56)	54	(2)
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA NA	1.00%	6/21	1.334%	4,200 USD	(239)	186	(53)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	9/20	1.081%	1,500 USD	(105)	102	(3)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	12/20	1.178%	800 USD	(64)	59	(5)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
UniCredit SPA, 4.70%, 6/14/17	Goldman Sachs International	1.00%	12/21	2.337%	900 EUR	$(107)	$47	$(60)
United Mexican States, 5.95%, 3/19/19	BNP Paribas	1.00%	12/22	1.279%	1,500 USD	(54)	33	(21)
United Mexican States, 5.95%, 3/19/19	JP Morgan Chase Bank NA	1.00%	12/22	1.279%	3,800 USD	(142)	88	(54)
Venezuela Government International Bond, 9.25%, 9/15/27	Barclays Bank PLC	5.00%	12/21	43.307%	100 USD	(47)	(9)	(56)

						$(1,961)	$985	$(976)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
3-Month USD-LIBOR	2.50%	12/27	18,900	USD	$(254)
6-Month Australian Bank Bill	3.00%	12/20	3,400	AUD	13
6-Month GBP-LIBOR	0.75%	9/19	28,600	GBP	(39)

					$(280)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
3-Month USD-LIBOR	1.30%	12/47	7,500	USD	$231
3-Month USD-LIBOR	1.30%	6/22	17,800	USD	(76)
3-Month USD-LIBOR	1.30%	12/18	7,600	USD	5
6-Month Euribor	0.27%	3/48	4,200	EUR	98
6-Month GBP-LIBOR	0.46%	3/48	1,500	GBP	19
6-Month GBP-LIBOR	0.46%	9/27	2,200	GBP	(5)
6-Month GBP-LIBOR	0.46%	9/22	4,700	GBP	40

					$312

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
Ally Financial, Inc., 7.50%, 9/15/20	5.00%	6/22	2.099%	1,300	USD	$9
Casino Guichard Perrachon SA, 3.157%, 8/6/19	1.00%	12/21	1.457%	4,200	EUR	212
Chesapeake Energy Corp., 5.00%, 8/15/20	5.00%	6/20	4.532%	2,200	USD	106
Ford Motor Co., 6.50%, 8/1/18	1.00%	6/21	1.761%	200	USD	4
General Motors, Co., 3.50%, 10/2/18	5.00%	6/22	1.420%	200	USD	–	(m)
Marks & Spencer PLC, 6.125%, 12/2/19	1.00%	6/21	1.111%	3,000	EUR	45
Navient Corp., 5.50%, 1/25/23	5.00%	12/21	2.594%	650	USD	47
Novo Banco, SA, 5.00%, 4/23/19	5.00%	12/21	14.085%	600	EUR	(21)
Repsol International Finance BV, 4.875%, 2/19/19	1.00%	12/21	0.808%	200	EUR	7
Telefonica Emisiones SAU, 2.73%, 5/29/19	1.00%	6/22	0.706%	3,000	EUR	53
Telefonica Emisiones SAU, 2.736%, 5/29/19	1.00%	6/21	0.528%	1,500	EUR	42

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	6/22	0.612%	1,000	EUR	$20
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	12/21	0.547%	1,200	EUR	36
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	6/21	0.402%	200	EUR	6
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	12/20	0.464%	900	EUR	20

						$586

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
Markit CDX North America High Yield Index	5.00%	6/22	3.392%	54,300	USD	$(107)

						$(107)

(k)	Cash or securities with an aggregate value of $101,575 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2017.

(m)	Amount is less than one thousand.

(p)	Restricted securities (excluding 144A issues) on June 30, 2017.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Rise Ltd., 4.750%, 2/15/39	2/21/14	$561	$561	0.07%

(r)	Rates are discount rates at the time of purchase.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$30,955	$—
Governments	—	249,717	—
Municipal Bonds	—	12,909	—
Corporate Bonds	—	338,716	—
Structured Products	—	82,409	561
Short-Term Investments	—	49,477	—
Other Financial Instruments^
Futures	548	—	—
Forward Currency Contracts	—	1,444	—
Interest Rate Swaps	—	406	—
Credit Default Swaps	—	1,704	—

Total Assets:	$548	$767,737	$561

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Liabilities:
Futures	$(766)	$—	$—
Forward Currency Contracts	—	(3,452)	—
Options Written	—	(175)	—
Interest Rate Swaps	—	(374)	—
Credit Default Swaps	—	(241)	—

Total Liabilities:	$(766)	$(4,242)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Balanced Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may obtain its exposure to domestic and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical

Balanced Portfolio

Balanced Portfolio (unaudited)

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,062.19	$ 0.31
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$ 0.30

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio

Balanced Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Investment Companies (93.4%)	Shares/ $ Par	Value $ (000’s)
Domestic Equity (40.6%)
iShares Russell 2000 ETF	102,970	14,511
iShares Russell Mid-Cap ETF	11,509	2,211
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio (q)	46,835,390	74,047
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio (q)	40,590,405	73,875
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio (q)	30,063,621	73,896
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio (q)	50,742,676	146,646
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio (q)	63,671,002	74,177
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio (q)	41,021,815	73,634
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio (q)	69,338,036	73,845
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio (q)	35,655,601	113,670
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio (q)	65,046,000	116,953
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio (q)	15,243,656	40,609
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio (q)	16,549,409	40,678

Total		918,752

Fixed Income (43.1%)
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio (q)	176,599,161	136,688
Northwestern Mutual Series Fund, Inc., Inflation Protection Portfolio (q)	15,249,538	16,713
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio (q)	639,800,772	822,144

Total		975,545

Foreign Equity (9.7%)
iShares Core MSCI Emerging Markets ETF	44,130	2,208
iShares MSCI EAFE ETF	41,200	2,686
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio (q)	6,142,515	6,284

Investment Companies (93.4%)	Shares/ $ Par	Value $ (000’s)
Foreign Equity continued
Northwestern Mutual Series Fund, Inc., International Equity Portfolio (q)	27,047,542	49,281
Northwestern Mutual Series Fund, Inc., International Growth Portfolio (q)	31,023,368	45,977
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio (q)	118,305,776	113,100

Total		219,536

Total Investment Companies (Cost: $1,971,714)		2,113,833

Short-Term Investments (5.9%)
Commercial Paper (3.2%)
Apple, Inc., 0.960%, 8/14/17 144A (r)	5,000,000	4,993
Apple, Inc., 1.000%, 9/13/17 144A (r)	3,600,000	3,592
Bank of America NA, 1.220%, 7/6/17	10,000,000	10,000
General Mills, Inc., 1.260%, 7/12/17 144A (r)	10,000,000	9,995
Microsoft Corp., 0.900%, 8/1/17 144A (r)	10,000,000	9,990
Pfizer, Inc., 0.950%, 7/12/17 144A (r)	2,800,000	2,799
Pfizer, Inc., 1.030%, 9/15/17 144A (r)	4,000,000	3,990
Pfizer, Inc., 1.040%, 9/12/17 144A (r)	3,200,000	3,193
Roche Holdings, Inc., 1.000%, 9/6/17 144A (r)	3,800,000	3,792
Societe Generale SA, 1.070%, 7/5/17 (r)	5,000,000	4,999
Societe Generale SA, 1.070%, 7/21/17 (r)	5,000,000	4,997
United Parcel Service, Inc., 0.800%, 7/6/17 144A (r)	10,000,000	9,998

Total		72,338

US Government & Agencies (2.7%)
Federal Home Loan Bank, 0.060%, 7/14/17 (r)	4,000,000	3,999
Federal Home Loan Bank, 0.400%, 7/3/17 (r)	13,100,000	13,100
Federal Home Loan Bank, 0.750%, 7/5/17 (b,r)	31,700,000	31,698
Federal Home Loan Bank, 0.910%, 8/4/17 (r)	2,000,000	1,998
Federal Home Loan Bank, 0.970%, 8/10/17 (r)	10,000,000	9,989

Total		60,784

Total Short-Term Investments (Cost: $133,130)		133,122

Total Investments (99.3%) (Cost: $2,104,844) (a)		2,246,955

Other Assets, Less Liabilities (0.7%)		17,021

Net Assets (100.0%)		2,263,976

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $52,342 representing 2.3% of the net assets.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $2,104,844 and the net unrealized appreciation of investments based on that cost was $142,111 which is comprised of $148,950 aggregate gross unrealized appreciation and $6,839 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2017, $26,575)	219	9/17	$(65)

(q)	Affiliated Company

(r)	Rates are discount rates at the time of purchase

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Investment Companies	$2,113,833	$—	$—
Short-Term Investments	—	133,122	—

Total Assets:	$2,113,833	$133,122	$—

Liabilities:
Other Financial Instruments^
Futures	(65)	—	—

Total Liabilities:	$(65)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Asset Allocation Portfolio (unaudited)

Sector Allocation 6/30/17

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio obtains its exposure to domestic and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for

Asset Allocation Portfolio

Asset Allocation Portfolio (unaudited)

the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Actual	$1,000.00	$1,075.76	$ 0.46
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$ 0.45

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Asset Allocation Portfolio

Asset Allocation Portfolio

Schedule of Investments

June 30, 2017 (unaudited)

Investment Companies (94.2%)	Shares/ $ Par	Value $ (000’s)
Domestic Equity (52.3%)
iShares Russell 2000 ETF	19,486	2,746
iShares Russell Mid-Cap ETF	10,841	2,083
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio (q)	6,543,141	10,345
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio (q)	5,830,999	10,612
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio (q)	4,321,240	10,622
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio (q)	7,296,959	21,088
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio (q)	10,301,982	12,002
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio (q)	6,637,093	11,913
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio (q)	9,964,176	10,612
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio (q)	4,827,317	15,389
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio (q)	8,775,801	15,779
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio (q)	2,828,503	7,535
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio (q)	3,066,565	7,538

Total		138,264

Fixed Income (27.3%)
iShares Core U.S. Aggregate Bond ETF	12,050	1,319
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio (q)	27,370,905	21,185
Northwestern Mutual Series Fund, Inc., Inflation Protection Portfolio (q)	1,848,429	2,026
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio (q)	37,010,872	47,559

Total		72,089

Investment Companies (94.2%)	Shares/ $ Par	Value $ (000’s)
Foreign Equity (14.6%)
iShares MSCI EAFE ETF	33,850	2,207
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio (q)	2,757,354	2,821
Northwestern Mutual Series Fund, Inc., International Equity Portfolio (q)	4,525,715	8,246
Northwestern Mutual Series Fund, Inc., International Growth Portfolio (q)	4,965,276	7,358
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio (q)	18,794,611	17,968

Total		38,600

Total Investment Companies (Cost: $228,166)		248,953

Short-Term Investments (5.8%)
Commercial Paper (2.6%)
Apple, Inc., 1.000%, 9/13/17144A (r)	1,000,000	998
Bank of America NA, 1.220%, 7/6/17	1,000,000	1,000
Microsoft Corp., 0.950%, 7/11/17 144A (r)	1,000,000	999
Pfizer, Inc., 1.040%, 9/12/17 144A (r)	1,000,000	998
Roche Holdings, Inc., 0.900%, 7/10/17 144A (r)	800,000	800
Societe Generale SA, 1.070%, 7/5/17 (r)	1,000,000	1,000
United Parcel Service, Inc., 0.800%, 7/6/17 144A (r)	1,000,000	1,000

Total		6,795

US Government & Agencies (3.2%)
Federal Home Loan Bank, 0.750%, 7/5/17 (b,r)	6,600,000	6,599
Federal Home Loan Bank, 0.870%, 7/14/17 (r)	1,000,000	1,000
Federal Home Loan Bank, 0.910%, 8/4/17 (r)	1,000,000	999

Total		8,598

Total Short-Term Investments (Cost: $15,393)		15,393

Total Investments (100.0%) (Cost: $243,559) (a)		264,346

Other Assets, Less Liabilities (0.0%)		85

Net Assets (100.0%)		264,431

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the value of these securities (in thousands) was $4,795 representing 1.8% of the net assets.

(a)	At June 30, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $243,559 and the net unrealized appreciation of investments based on that cost was $20,787 which is comprised of $21,779 aggregate gross unrealized appreciation and $992 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2017, $4,136)	34	9/17	$(20)

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

(q)	Affiliated Company

(r)	Rates are discount rates at the time of purchase.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2017. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Investment Companies	$248,953	$—	$—
Short-Term Investments	—	15,393	—

Total Assets:	$248,953	$15,393	$—

Liabilities:
Other Financial Instruments^
Futures	(20)	—	—

Total Liabilities:	$(20)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2017 (Amounts in thousands; unaudited)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$874,623	$856,740	$555,384	$152,420	$2,912,770
Cash	23,373	13,831	120	16,104	4,075
Foreign Currency, at Value (4)	—	—	—	—	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Portfolio Shares Sold	30	50	55	3	777
Receivable for Investment Securities Sold	5,147	98	311	—	—
Futures Variation Margin	—	—	—	—	13
Outstanding Swap Contracts, at Value	—	—	—	—	—
Receivable for Foreign Currency	—	—	—	—	—
Prepaid Expenses and Other Assets	16	14	13	11	34
Dividends and Interest Receivable	643	573	1,100	136	3,763

Total Assets	903,832	871,306	556,983	168,674	2,921,432

Liabilities
Payable for Portfolio Shares Redeemed	177	205	47	12	829
Payable for Investment Securities Purchased	2,232	—	—	—	1,222
Futures Variation Margin	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Payable for Foreign Currency	—	—	—	—	—
Collateral from Counterparty	—	—	—	—	—
Investment Advisory Fees	308	445	195	108	467
Compliance Fees Payable	2	2	2	2	4
Accrued Expenses	28	36	26	15	82

Total Liabilities	2,747	688	270	137	2,604

Net Assets	$901,085	$870,618	$556,713	$168,537	$2,918,828

Represented By:
Aggregate Paid in Capital (10) (11)	$621,527	$675,051	$380,795	$122,981	$1,368,912
Undistributed Net Investment Income (Loss)	12,119	9,840	14,878	2,176	78,233
Undistributed Accumulated Net Realized Gain (Loss)	71,398	21,847	5,541	12,630	31,109
Net Unrealized Appreciation (Depreciation)	196,041	163,880	155,499	30,750	1,440,574

Net Assets for Shares Outstanding (10) (11)	$901,085	$870,618	$556,713	$168,537	$2,918,828

Net Asset Value, Offering and Redemption Price per Share	$2.89	$2.46	$1.80	$1.17	$4.55

(1) Unaffiliated Investments, at Cost	$678,582	$692,860	$399,885	$121,670	$1,471,954
(4) Foreign Currency, at Cost	—	—	—	—	—
(10) Shares Outstanding	311,833	354,238	310,111	144,662	640,941
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$192,583	$735,867	$781,373	$1,048,456	$818,795	$541,606	$583,090	$191,886	$616,763
1,009	8,048	16,553	8,466	3,920	192	7,977	2,531	10,940
—	—	47	—	—	—	—	—	—
110	—	—	—	—	—	—	—	—
3	213	41	51	172	70	54	108	33
2,104	—	1,840	593	1,372	3,883	8,745	1,100	1,612
—	—	—	—	7	—	—	—	—
—	—	—	—	—	—	—	136	—
7	—	—	—	—	24	—	—	—
11	14	14	17	23	12	12	23	14
405	1,218	1,485	613	1,134	1,083	332	229	804

196,232	745,360	801,353	1,058,196	825,423	546,870	600,210	196,013	630,166

35	141	196	267	116	120	127	46	232
1,264	—	1,512	5,318	2,093	9,058	6,835	1,446	136
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
227	—	—	—	—	263	—	—	—
—	—	—	—	—	—	—	160	—
110	319	395	451	156	320	262	40	436
2	2	2	2	2	2	2	2	2
19	26	30	32	39	37	32	21	44

1,657	488	2,135	6,070	2,406	9,800	7,258	1,715	850

$194,575	$744,872	$799,218	$1,052,126	$823,017	$537,070	$592,952	$194,298	$629,316

$158,085	$516,472	$581,692	$906,549	$515,444	$422,139	$430,860	$145,195	$372,121
5,742	19,618	25,872	3,412	14,108	11,346	748	4,823	7,073
17,425	35,285	64,417	710	84,349	38,871	40,792	12,748	53,201
13,323	173,497	127,237	141,455	209,116	64,714	120,552	31,532	196,921

$194,575	$744,872	$799,218	$1,052,126	$823,017	$537,070	$592,952	$194,298	$629,316

$1.07	$1.58	$1.82	$3.19	$2.07	$1.80	$2.66	$1.40	$2.46

$178,930	$562,370	$654,136	$907,001	$609,613	$476,509	$462,538	$160,503	$419,842
—	—	46	—	—	—	—	—	—
182,672	471,170	439,207	330,038	397,653	298,648	222,593	139,117	255,978
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2017 (Amounts in thousands; unaudited)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio
Assets
Unaffiliated Investments, at Value (1)	$624,492	$581,659	$1,809,616	$621,439	$282,704
Affiliated Investments, at Value (2)	—	—	—	—	—
Investments in Repurchase Agreements, at Value (3)	—	—	—	—	193,500
Cash	5,279	1	—	12,437	432
Foreign Currency, at Value (4)	226	2,012	193	690	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Portfolio Shares Sold	122	156	258	209	293
Receivable for Investment Securities Sold	—	4,441	5,015	422	—
Receivable for Financing Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Swap Contracts, at Value (8)	—	—	—	—	—
Receivable for Foreign Currency	—	4	1	—	—
Prepaid Expenses and Other Assets	13	11	22	12	13
Dividends and Interest Receivable	2,318	2,562	6,379	1,956	223

Total Assets	632,450	590,846	1,821,484	637,165	477,165

Liabilities
Payable for Portfolio Shares Redeemed	107	93	446	109	991
Payable for Investment Securities Purchased	—	3,347	2,005	1,721	3,500
Payable for Financing Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value (6)	—	—	—	—	—
Outstanding Swap Contracts, at Value (9)	—	—	—	—	—
Payable for Foreign Currency	—	—	—	7	—
Collateral from Counterparty	—	—	—	—	—
Investment Advisory Fees	318	359	769	497	117
Compliance Fees Payable	1	2	3	2	2
Deferred Income for Financing Transactions	—	—	—	—	—
Accrued Expenses	237	331	418	893	21

Total Liabilities	663	4,132	3,641	3,229	4,631

Net Assets	$631,787	$586,714	$1,817,843	$633,936	$472,534

Represented By:
Aggregate Paid in Capital (10) (11)	$560,807	$521,605	$1,559,941	$585,553	$472,530
Undistributed Net Investment Income (Loss)	14,553	17,968	72,649	11,318	3
Undistributed Accumulated Net Realized Gain (Loss)	(29,340)	(18,775)	(67,573)	103,127	1
Net Unrealized Appreciation (Depreciation)	85,767	65,916	252,826	(66,062)	–

Net Assets for Shares Outstanding (10) (11)	$631,787	$586,714	$1,817,843	$633,936	$472,534

Net Asset Value, Offering and Redemption Price per Share	$1.48	$0.96	$1.82	$1.02	$1.00

(1) Unaffiliated Investments, at Cost	$538,691	$515,742	$1,556,808	$686,669	$282,704
(2) Affiliated Investments, at Cost	—	—	—	—	—
(3) Investments in Repurchase Agreements, at Cost	—	—	—	—	193,500
(4) Foreign Currency, at Cost	226	2,013	193	694	—
(6) Premiums Received on Options Written	—	—	—	—	—
(8) Premiums Paid on Swap Contracts	—	—	—	—	—
(9) Premiums Received on Swap Contracts	—	—	—	—	—
(10) Shares Outstanding	426,178	613,709	997,697	619,593	472,531
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	3,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$277,725	$3,185,459	$141,872	$352,566	$757,899	$716,044	$154,738	$23,748
—	—	—	—	—	—	2,092,217	240,598
—	—	—	—	—	48,700	—	—
3,185	51,987	1,316	5	22,229	228	—	1,226
—	—	—	—	—	6,279	—	—
—	—	762	—	—	10,543	—	—
50	398	13	67	73	260	3,925	9
680	401,389	2,766	—	4,662	3,002	20,841	1,468
—	—	72,266	—	—	—	—	—
13	—	13	101	—	144	—	—
—	—	99	569	—	448	—	—
—	—	—	1	—	1,444	—	—
11	25	10	13	14	283	28	11
1,191	14,040	839	1,610	12,063	9,133	60	6

282,855	3,653,298	219,956	354,932	796,940	796,508	2,271,809	267,066

51	476	71	83	147	370	393	216
1,248	736,234	5,118	200	6,500	17,878	7,238	2,381
—	—	99,331	—	—	—	—	—
22	—	—	37	—	452	66	4
—	—	—	—	—	175	—	—
—	—	1	5,888	—	1,367	—	—
—	—	—	198	—	3,453	—	—
—	—	610	110	—	—	—	—
77	705	52	144	273	444	93	11
2	3	2	2	2	2	4	2
—	—	15	—	—	—	—	—
55	95	20	55	83	83	39	21

1,455	737,513	105,220	6,717	7,005	24,224	7,833	2,635

$281,400	$2,915,785	$114,736	$348,215	$789,935	$772,284	$2,263,976	$264,431

$277,186	$2,802,585	$111,961	$351,499	$731,589	$735,468	$1,978,920	$225,343
5,839	89,419	3,672	6,195	64,630	43,287	49,603	5,481
(2,192)	26,996	336	(1,993)	(27,183)	(20,194)	93,407	12,840
567	(3,215)	(1,233)	(7,486)	20,899	13,723	142,046	20,767

$281,400	$2,915,785	$114,736	$348,215	$789,935	$772,284	$2,263,976	$264,431

$1.04	$1.29	$1.11	$1.10	$0.77	$1.11	$1.49	$1.21

$277,135	$3,188,674	$143,803	$354,381	$737,000	$701,698	$154,299	$23,558
—	—	—	—	—	—	1,950,545	220,001
—	—	—	—	—	48,700	—	—
—	—	—	—	—	6,278	—	—
—	—	—	—	—	137	—	—
—	—	—	—	—	4,096	—	—
—	—	—	—	—	2,570	—	—
269,840	2,268,795	103,076	317,854	1,020,579	697,927	1,523,814	219,044
2,000,000	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2017 (unaudited)

(Amounts in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$30	$15	$—	$23	$164	$3
Unaffiliated Dividends (1)	5,933	6,058	6,176	1,320	28,663	2,490

Total Income	5,963	6,073	6,176	1,343	28,827	2,493

Expenses
Investment Advisory Fees	1,849	3,041	1,155	645	2,812	686
Custodian Fees	2	1	2	1	11	12
Shareholder Reporting Fees	16	24	13	3	35	4
Audit Fees	13	13	12	12	15	12
Valuation Services	—	1	—	—	2	1
Compliance Fees	5	4	4	4	8	3
Directors Fees	21	20	19	16	34	17
Professional Fees	4	4	4	4	6	4
Trade Name Fees	—	—	—	—	53	—
Other Expenses	5	5	3	1	16	1

Total Expenses	1,915	3,113	1,212	686	2,992	740

Less Waived Fees:
Paid by Affiliate	(52)	(512)	(11)	—	(83)	(27)
Paid Indirectly	—	—	—	—	(2)	—

Net Expenses	1,863	2,601	1,201	686	2,907	713

Net Investment Income (Loss)	4,100	3,472	4,975	657	25,920	1,780
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	30,467	6,544	6,395	5,035	10,101	12,195
Futures Contracts	—	—	—	—	3,366	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	(226)

Net Realized Gain (Loss) on Investments	30,467	6,544	6,395	5,035	13,467	11,969

Net Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	64,991	127,770	52,474	8,059	206,793	(4,262)
Futures Contracts	—	—	—	—	(97)	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	(394)

Net Change in Unrealized Appreciation (Depreciation) of Investments	64,991	127,770	52,474	8,059	206,696	(4,656)

Net Gain (Loss) on Investments	95,458	134,314	58,869	13,094	220,163	7,313

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,558	$137,786	$63,844	$13,751	$246,083	$9,093

(1) Net of Foreign Tax	$—	$328	$478	$67	$—	$46

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio	Research International Core Portfolio

$24	$61	$41	$87	$56	$13	$49	$—	$28	$18
9,159	10,717	3,515	6,085	5,258	1,703	1,252	4,683	8,468	10,653

9,183	10,778	3,556	6,172	5,314	1,716	1,301	4,683	8,496	10,671

1,938	2,499	2,654	995	2,235	1,525	228	2,669	1,773	2,173
1	18	2	7	14	4	17	14	132	151
15	23	21	20	24	21	9	32	29	21
13	13	14	12	12	12	11	13	13	13
—	2	—	2	2	1	3	1	—	—
4	4	5	4	4	4	4	4	4	4
20	20	22	20	18	19	16	19	19	18
4	5	5	5	4	4	4	4	11	11
—	—	—	35	—	—	8	—	—	—
5	5	7	5	3	3	1	4	3	3

2,000	2,589	2,730	1,105	2,316	1,593	301	2,760	1,984	2,394

(27)	(90)	(3)	(75)	(331)	—	—	(33)	—	(136)
—	(18)	—	(2)	—	—	(2)	(13)	—	—

1,973	2,481	2,727	1,028	1,985	1,593	299	2,714	1,984	2,258

7,210	8,297	829	5,144	3,329	123	1,002	1,969	6,512	8,413

16,780	28,343	19,242	36,622	24,334	34,785	6,047	20,971	(2,338)	2,525
—	—	—	447	—	—	—	—	—	—
—	—	—	—	—	—	74	—	—	—
—	4	—	—	(397)	—	—	—	(54)	53

16,780	28,347	19,242	37,069	23,937	34,785	6,121	20,971	(2,392)	2,578

(3,301)	6,669	83,112	2,850	(5,604)	25,889	(2,366)	(13,231)	98,563	70,259
—	—	—	236	—	—	—	—	—	—
—	—	—	—	—	—	198	—	—	—
—	3	—	—	(308)	—	—	—	115	130

(3,301)	6,672	83,112	3,086	(5,912)	25,889	(2,168)	(13,231)	98,678	70,389

13,479	35,019	102,354	40,155	18,025	60,674	3,953	7,740	96,286	72,967

$20,689	$43,316	$103,183	$45,299	$21,354	$60,797	$4,955	$9,709	$102,798	$81,380

$—	$184	$—	$3	$43	$—	$—	$8	$302	$386

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2017 (unaudited)

(Amounts in thousands)

	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio
Investment Income
Income
Interest (1)	$119	$26	$1,772	$2,684	$34,538	$2,028
Unaffiliated Dividends (1)	35,410	8,669	—	—	—	—

Total Income	35,529	8,695	1,772	2,684	34,538	2,028

Expenses
Investment Advisory Fees	5,653	3,175	714	459	4,268	307
Custodian Fees	298	230	6	11	25	3
Shareholder Reporting Fees	52	28	10	13	39	5
Audit Fees	15	13	12	14	19	19
Valuation Services	—	—	1	56	72	8
Compliance Fees	6	4	4	4	6	3
Directors Fees	27	19	19	17	32	16
Professional Fees	12	20	3	4	7	5
Interest Expense	—	—	—	—	—	130
Other Expenses	10	3	3	1	19	3

Total Expenses	6,073	3,492	772	579	4,487	499

Less Waived Fees:
Paid by Affiliate	(1,022)	(369)	—	—	(86)	(5)
Paid Indirectly	—	—	—	(5)	—	(1)

Net Expenses	5,051	3,123	772	574	4,401	493

Net Investment Income (Loss)	30,478	5,572	1,000	2,110	30,137	1,535
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	626	25,605	1	83	4,521	(333)
Affiliated Investment Securities	—	—	—	—	—	—
Futures Contracts	—	—	—	(55)	—	(23)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	165
Foreign Currency Transactions	53	127,008	—	—	—	—

Net Realized Gain (Loss) on Investments	679	152,613	1	28	4,521	(191)

Net Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	279,974	(65,829)	—	550	31,724	4,962
Futures Contracts	—	—	—	(27)	—	17
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	(343)
Foreign Currency Transactions	(89,673)	(1)	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	190,301	(65,830)	—	523	31,724	4,636

Net Gain (Loss) on Investments	190,980	86,783	1	551	36,245	4,445

Net Increase (Decrease) in Net Assets Resulting from Operations	$221,458	$92,355	$1,001	$2,661	$66,382	$5,980

(1) Net of Foreign Tax	$1,278	$309	$—	$2	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$4,917	$23,243	$16,880	$389	$45
—	—	—	269	70

4,917	23,243	16,880	658	115

914	1,615	2,814	3,336	687
12	6	35	30	11
22	34	26	16	5
13	20	21	18	13
40	60	75	2	1
4	4	4	7	4
18	20	19	31	17
4	4	6	6	4
—	—	—	—	—
2	5	4	14	2

1,029	1,768	3,004	3,460	744

(66)	—	(264)	(2,780)	(623)
—	—	—	(5)	(1)

963	1,768	2,740	675	120

3,954	21,475	14,140	(17)	(5)

502	3,048	480	2,147	433
—	—	—	9,856	992
(1,003)	—	2,678	—	102
—	—	552	—	—
—	—	1,408	—	—
(217)	—	(4,885)	—	—

(718)	3,048	233	12,003	1,527

2,291	12,214	26,110	122,798	17,348
(147)	—	(78)	(66)	(17)
—	—	(190)	—	—
(2,249)	—	1,249	—	—
(364)	—	(2,420)	—	—

(469)	12,214	24,671	122,732	17,331

(1,187)	15,262	24,904	134,735	18,858

$2,767	$36,737	$39,044	$134,718	$18,853

$—	$—	$41	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Change in Net Assets
Operations
Net Investment Income (Loss)	$4,100	$8,054	$3,472	$6,368	$4,975	$9,903
Net Realized Gain (Loss) on Investments	30,467	41,844	6,544	16,541	6,395	(830)
Net Change in Unrealized Appreciation (Depreciation) of Investments	64,991	(29,832)	127,770	21,209	52,474	28,134

Net Increase (Decrease) in Net Assets Resulting from Operations	99,558	20,066	137,786	44,118	63,844	37,207

Distributions to Shareholders from:
Net Investment Income	—	(7,202)	—	(1,814)	—	(10,934)
Net Realized Gain on Investments	—	(80,811)	—	(214,229)	—	(9,149)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(88,013)	—	(216,043)	—	(20,083)

Capital Transactions:
Shares Sold	14,933	31,187	20,889	47,940	8,920	14,623
Reinvestment of Distributions Paid	—	88,014	—	216,043	—	20,083
Shares Redeemed	(51,386)	(73,622)	(59,857)	(99,095)	(30,546)	(46,746)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(36,453)	45,579	(38,968)	164,888	(21,626)	(12,040)

Total Increase (Decrease) in Net Assets	63,105	(22,368)	98,818	(7,037)	42,218	5,084
Net Assets
Beginning of Period	837,980	860,348	771,800	778,837	514,495	509,411

End of Period	$901,085	$837,980	$870,618	$771,800	$556,713	$514,495

Undistributed Net Investment Income (Loss)	$12,119	$8,019	$9,840	$6,369	$14,878	$9,903

Portfolio Share Transactions:
Shares Sold	5,364	11,811	9,256	20,183	5,257	9,409
Reinvestment of Distributions Paid	—	33,503	—	99,881	—	12,663
Shares Redeemed	(18,211)	(27,288)	(25,898)	(40,065)	(17,634)	(29,869)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(12,847)	18,026	(16,642)	79,999	(12,377)	(7,797)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio		Equity Income Portfolio

For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016

$657	$1,520	$25,920	$48,788	$1,780	$3,738	$7,210	$13,252	$8,297	$18,046
5,035	8,220	13,467	31,503	11,969	7,401	16,781	18,505	28,347	37,899
8,059	10,948	206,696	200,667	(4,656)	15,211	(3,302)	61,502	6,672	76,955

13,751	20,688	246,083	280,958	9,093	26,350	20,689	93,259	43,316	132,900

—	(1,635)	—	(46,095)	—	(3,178)	—	(12,521)	—	(15,268)
—	(12,029)	—	(52,413)	—	(16,812)	—	(25,926)	—	(39,660)

—	(13,664)	—	(98,508)	—	(19,990)	—	(38,447)	—	(54,928)

3,855	5,156	118,964	226,962	7,178	15,169	40,443	84,306	16,593	35,008
—	13,664	—	98,507	—	19,989	—	38,447	—	54,929
(13,821)	(14,933)	(125,135)	(215,258)	(17,469)	(20,174)	(37,200)	(67,083)	(58,858)	(102,523)

(9,966)	3,887	(6,171)	110,211	(10,291)	14,984	3,243	55,670	(42,265)	(12,586)

3,785	10,911	239,912	292,661	(1,198)	21,344	23,932	110,482	1,051	65,386

164,752	153,841	2,678,916	2,386,253	195,773	174,429	720,940	610,458	798,167	732,781

$168,537	$164,752	$2,918,828	$2,678,914	$194,575	$195,773	$744,872	$720,940	$799,218	$798,167

$2,176	$1,520	$78,233	$52,559	$5,742	$3,987	$19,618	$12,655	$25,872	$18,215

3,418	4,918	26,970	57,360	6,819	15,262	25,719	57,076	9,365	21,719
—	13,126	—	24,401	—	20,909	—	25,563	—	34,309
(12,096)	(14,175)	(28,307)	(54,324)	(16,466)	(20,739)	(23,590)	(45,433)	(33,146)	(63,374)

(8,678)	3,869	(1,337)	27,437	(9,647)	15,432	2,129	37,206	(23,781)	(7,346)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio		Mid Cap Value Portfolio

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Change in Net Assets
Operations
Net Investment Income (Loss)	$829	$2,845	$5,144	$9,004	$3,329	$7,787
Net Realized Gain (Loss) on Investments	19,242	(17,881)	37,069	48,093	23,937	18,620
Net Change in Unrealized Appreciation (Depreciation) of Investments	83,112	22,418	3,086	73,684	(5,912)	69,864

Net Increase (Decrease) in Net Assets Resulting from Operations	103,183	7,382	45,299	130,781	21,354	96,271

Distributions to Shareholders from:
Net Investment Income	—	(1,831)	—	(8,024)	—	(7,853)
Net Realized Gain on Investments	—	(79,591)	—	(52,210)	—	(35,261)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(81,422)	—	(60,234)	—	(43,114)

Capital Transactions:
Shares Sold	13,535	44,302	40,909	68,624	23,116	61,280
Reinvestment of Distributions Paid	—	81,422	—	60,234	—	43,114
Shares Redeemed	(47,987)	(93,440)	(36,348)	(60,649)	(25,617)	(49,567)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(34,452)	32,284	4,561	68,209	(2,501)	54,827

Total Increase (Decrease) in Net Assets	68,731	(41,756)	49,860	138,756	18,853	107,984
Net Assets
Beginning of Period	983,395	1,025,151	773,157	634,401	518,217	410,233

End of Period	$1,052,126	$983,395	$823,017	$773,157	$537,070	$518,217

Undistributed Net Investment Income (Loss)	$3,412	$2,582	$14,108	$8,968	$11,346	$8,105

Portfolio Share Transactions:
Shares Sold	4,441	14,709	20,174	37,613	12,989	37,185
Reinvestment of Distributions Paid	—	27,884	—	33,169	—	27,014
Shares Redeemed	(15,719)	(31,349)	(17,917)	(33,113)	(14,438)	(30,646)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(11,278)	11,244	2,257	37,669	(1,449)	33,553

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio		International Growth Portfolio		Research International Core Portfolio

For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016

$123	$933	$1,002	$1,367	$1,969	$5,166	$6,512	$8,349	$8,413	$9,802
34,785	5,988	6,121	9,451	20,971	32,549	(2,392)	(16,270)	2,578	(18,551)
25,889	52,886	(2,168)	23,687	(13,231)	123,684	98,678	(9,407)	70,389	4,499

60,797	59,807	4,955	34,505	9,709	161,399	102,798	(17,328)	81,380	(4,250)

—	(1,158)	—	(793)	—	(5,244)	—	(5,957)	—	(8,773)
—	(51,660)	—	(6,350)	—	(70,226)	—	—	—	(4,342)

—	(52,818)	—	(7,143)	—	(75,470)	—	(5,957)	—	(13,115)

13,108	40,765	24,926	40,201	11,589	39,601	35,539	96,384	33,746	79,725
—	52,818	1	7,143	—	75,470	—	5,957	—	13,118
(26,005)	(50,452)	(9,468)	(14,816)	(39,812)	(68,140)	(29,672)	(41,247)	(28,061)	(74,224)

(12,897)	43,131	15,459	32,528	(28,223)	46,931	5,867	61,094	5,685	18,619

47,900	50,120	20,414	59,890	(18,514)	132,860	108,665	37,809	87,065	1,254

545,052	494,932	173,883	113,993	647,830	514,970	523,122	485,313	499,649	498,395

$592,952	$545,052	$194,297	$173,883	$629,316	$647,830	$631,787	$523,122	$586,714	$499,649

$748	$625	$4,823	$3,844	$7,073	$5,105	$14,553	$8,041	$17,968	$9,557

5,195	17,728	18,225	33,773	4,787	17,863	26,111	75,878	38,039	97,427
—	23,495	—	5,943	—	35,887	—	4,493	—	15,430
(10,274)	(22,126)	(6,919)	(12,440)	(16,451)	(30,845)	(21,347)	(32,466)	(31,103)	(89,855)

(5,079)	19,097	11,306	27,276	(11,664)	22,905	4,764	47,905	6,936	23,002

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Equity Portfolio		Emerging Markets Equity Portfolio		Government Money Market Portfolio

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Change in Net Assets
Operations
Net Investment Income (Loss)	$30,478	$41,400	$5,572	$6,039	$1,000	$536
Net Realized Gain (Loss) on Investments	679	(67,233)	152,613	(21,156)	1	39
Net Change in Unrealized Appreciation (Depreciation) of Investments	190,301	72,238	(65,830)	59,470	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	221,458	46,405	92,355	44,353	1,001	575

Distributions to Shareholders from:
Net Investment Income	—	(33,744)	—	(3,683)	(1,000)	(562)
Net Realized Gain on Investments	—	(20,770)	—	—	—	(39)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(54,514)	—	(3,683)	(1,000)	(601)

Capital Transactions:
Shares Sold	53,322	130,094	47,656	96,382	110,267	280,259
Reinvestment of Distributions Paid	—	54,514	—	3,683	1,000	601
Shares Redeemed	(85,204)	(154,180)	(27,875)	(63,232)	(140,369)	(224,486)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(31,882)	30,428	19,781	36,833	(29,102)	56,374

Total Increase (Decrease) in Net Assets	189,576	22,319	112,136	77,503	(29,101)	56,348
Net Assets
Beginning of Period	1,628,267	1,605,948	521,800	444,297	501,635	445,287

End of Period	$1,817,843	$1,628,267	$633,936	$521,800	$472,534	$501,635

Undistributed Net Investment Income (Loss)	$72,649	$42,171	$11,318	$5,746	$3	$3

Portfolio Share Transactions:
Shares Sold	30,874	84,805	49,892	116,570	110,267	280,259
Reinvestment of Distributions Paid	—	34,678	—	4,084	1,000	601
Shares Redeemed	(49,255)	(99,670)	(28,879)	(74,182)	(140,369)	(224,486)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(18,381)	19,813	21,013	46,472	(29,102)	56,374

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Short-Term Bond Portfolio		Select Bond Portfolio		Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio

For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016

$2,110	$3,390	$30,137	$54,899	$1,535	$2,670	$3,954	$4,658	$21,475	$43,038
28	(267)	4,521	33,412	(191)	6,286	(718)	(361)	3,048	(9,145)
523	1,009	31,724	(4,066)	4,636	(8,770)	(469)	9,070	12,214	66,202

2,661	4,132	66,382	84,245	5,980	186	2,767	13,367	36,737	100,095

—	(3,014)	—	(54,600)	—	(2,240)	—	(3,649)	—	(39,861)
—	—	—	(15,134)	—	(2,060)	—	—	—	—

—	(3,014)	—	(69,734)	—	(4,300)	—	(3,649)	—	(39,861)

27,153	55,068	138,338	306,188	9,522	31,985	32,723	64,335	30,061	90,495
—	3,014	—	69,734	—	4,300	—	3,649	—	39,861
(18,246)	(33,571)	(127,980)	(408,346)	(11,157)	(26,293)	(14,202)	(37,864)	(33,810)	(121,767)

8,907	24,511	10,358	(32,424)	(1,635)	9,992	18,521	30,120	(3,749)	8,589

11,568	25,629	76,740	(17,913)	4,345	5,878	21,288	39,838	32,988	68,823

269,833	244,204	2,839,045	2,856,958	110,391	104,513	326,927	287,089	756,947	688,124

$281,401	$269,833	$2,915,785	$2,839,045	$114,736	$110,391	$348,215	$326,927	$789,935	$756,947

$5,839	$3,730	$89,419	$59,282	$3,672	$2,138	$6,195	$2,241	$64,630	$43,156

26,156	53,074	108,996	238,149	8,836	27,499	29,858	59,146	39,634	126,073
—	2,912	—	54,056	—	3,571	—	3,314	—	55,133
(17,570)	(32,380)	(101,043)	(319,391)	(10,326)	(23,311)	(12,954)	(34,953)	(44,490)	(169,484)

8,586	23,606	7,953	(27,186)	(1,490)	7,759	16,904	27,507	(4,856)	11,722

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Change in Net Assets
Operations
Net Investment Income (Loss)	$14,140	$24,620	$(17)	$38,101	$(5)	$4,178
Net Realized Gain (Loss) on Investments	233	1,476	12,003	94,444	1,527	12,914
Net Change in Unrealized Appreciation (Depreciation) of Investments	24,671	38,528	122,732	7,764	17,331	1,493

Net Increase (Decrease) in Net Assets Resulting from Operations	39,044	64,624	134,718	140,309	18,853	18,585

Distributions to Shareholders from:
Net Investment Income	—	(29,034)	—	(49,667)	—	(5,868)
Net Realized Gain on Investments	—	—	—	(62,181)	—	(9,122)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(29,034)	—	(111,848)	—	(14,990)

Capital Transactions:
Shares Sold	75,210	124,597	68,571	112,327	9,998	12,710
Reinvestment of Distributions Paid	3	29,034	—	111,848	—	14,990
Shares Redeemed	(31,823)	(80,006)	(142,147)	(269,268)	(14,819)	(30,309)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	43,390	73,625	(73,576)	(45,093)	(4,821)	(2,609)

Total Increase (Decrease) in Net Assets	82,434	109,215	61,142	(16,632)	14,032	986
Net Assets
Beginning of Period	689,849	580,634	2,202,834	2,219,466	250,399	249,413

End of Period	$772,283	$689,849	$2,263,976	$2,202,834	$264,431	$250,399

Undistributed Net Investment Income (Loss)	$43,287	$29,247	$49,603	$49,621	$5,481	$5,486

Portfolio Share Transactions:
Shares Sold	69,552	119,181	47,237	80,453	8,575	11,471
Reinvestment of Distributions Paid	—	27,365	—	79,834	—	13,456
Shares Redeemed	(29,438)	(77,141)	(98,106)	(193,183)	(12,701)	(27,323)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	40,114	69,405	(50,869)	(32,896)	(4,126)	(2,396)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statement of Cash Flows

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2017 (unaudited)

(Amounts in thousands)

Long-Term U.S. Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,980
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(38,924)
Proceeds from Disposition of Investment Securities	40,364
Proceeds from Disposition (Purchase) of Short-Term Investments, net	1
Proceeds from (Payments for) Closed Futures Contracts	(19)
Proceeds from (Payments for) Swap Contracts	(354)
Amortization (Accretion) of Premium/Discount, net	(87)
(Increase) Decrease in:
Cash Collateral for Derivative Positions	928
Receivable for Investment Securities Sold	11,576
Prepaid Expenses and Other Assets	(9)
Dividends and Interest Receivable	(1)
Increase (Decrease) in:
Payable for Investment Securities Purchased	(7,121)
Payable for Reverse Repurchase Agreement	(1,568)
Accrued Expenses	(1)
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	(4,962)
Futures Contracts	(17)
Swap Contracts	343
Net Realized (Gain) Loss from:
Investment Securities	333
Futures Contracts	23
Paydowns	1
Swap Contracts	(165)

Total Adjustments	341

Net Cash (Used in) Provided by Operating Activities	6,321

Cash Flows from Financing Activities
Cash Received from Financing Transactions	430,936
Cash Used for Financing Transactions	(440,657)
Proceeds from Capital Shares Sold	9,594
Payment on Capital Shares Redeemed	(11,106)

Net Cash (Used in) Provided by Financing Activities	(11,233)

Net Increase (Decrease) in Cash and Cash Equivalents	(4,912)
Cash and Cash Equivalents, Beginning of Period	6,228

Cash and Cash Equivalents, End of Period	$1,316

Supplemental disclosure of cash flow information:

Interest paid was $130 for the period ended June 30, 2017.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Growth Stock Portfolio
2017(j)	$2.58	$0.01		$0.30	$0.31	$—		$—	$—	$2.89
2016	2.81	0.03		0.04	0.07	(0.02)		(0.28)	(0.30)	2.58
2015	2.87	0.02		0.15	0.17	(0.02)		(0.21)	(0.23)	2.81
2014	2.94	0.02		0.22	0.24	(0.02)		(0.29)	(0.31)	2.87
2013	2.35	0.02		0.78	0.80	(0.02)		(0.19)	(0.21)	2.94
2012	2.09	0.02		0.25	0.27	(0.01)		—	(0.01)	2.35
Focused Appreciation Portfolio
2017(j)	$2.08	$0.01		$0.37	$0.38	$—		$—	$—	$2.46
2016	2.68	0.02		0.17	0.19	(0.01)		(0.78)	(0.79)	2.08
2015	2.63	0.01		0.34	0.35	—		(0.30)	(0.30)	2.68
2014	2.69	0.00	(e)	0.22	0.22	(0.00	)(e)	(0.28)	(0.28)	2.63
2013	2.09	0.00	(e)	0.61	0.61	(0.01)		—	(0.01)	2.69
2012	1.75	0.01		0.34	0.35	(0.01)		—	(0.01)	2.09
Large Cap Core Stock Portfolio
2017(j)	$1.60	$0.02		$0.18	$0.20	$—		$—	$—	$1.80
2016	1.54	0.03		0.09	0.12	(0.03)		(0.03)	(0.06)	1.60
2015	1.65	0.03		(0.08)	(0.05)	(0.04)		(0.02)	(0.06)	1.54
2014	1.70	0.04		0.10	0.14	(0.03)		(0.16)	(0.19)	1.65
2013	1.34	0.03		0.35	0.38	(0.02)		—	(0.02)	1.70
2012	1.21	0.02		0.13	0.15	(0.02)		—	(0.02)	1.34
Large Cap Blend Portfolio
2017(j)	$1.07	$0.00	(e)	$0.10	$0.10	$—		$—	$—	$1.17
2016	1.03	0.01		0.12	0.13	(0.01)		(0.08)	(0.09)	1.07
2015	1.12	0.01		(0.03)	(0.02)	(0.01)		(0.06)	(0.07)	1.03
2014	1.04	0.01		0.11	0.12	(0.00	)(e)	(0.04)	(0.04)	1.12
2013	0.83	0.01		0.25	0.26	(0.01)		(0.04)	(0.05)	1.04
2012	0.76	0.01		0.10	0.11	(0.01)		(0.03)	(0.04)	0.83
Index 500 Stock Portfolio
2017(j)	$4.17	$0.04		$0.34	$0.38	$—		$—	$—	$4.55
2016	3.88	0.08		0.37	0.45	(0.07)		(0.09)	(0.16)	4.17
2015	3.98	0.07		(0.03)	0.04	(0.07)		(0.07)	(0.14)	3.88
2014	3.61	0.07		0.41	0.48	(0.06)		(0.05)	(0.11)	3.98
2013	2.84	0.06		0.84	0.90	(0.06)		(0.07)	(0.13)	3.61
2012	2.54	0.06		0.34	0.40	(0.05)		(0.05)	(0.10)	2.84
Large Company Value Portfolio
2017(j)	$1.02	$0.01		$0.04	$0.05	$—		$—	$—	$1.07
2016	0.99	0.02		0.12	0.14	(0.02)		(0.09)	(0.11)	1.02
2015	1.15	0.02		(0.06)	(0.04)	(0.02)		(0.10)	(0.12)	0.99
2014	1.07	0.02		0.12	0.14	—		(0.06)	(0.06)	1.15
2013	0.84	0.02		0.24	0.26	(0.01)		(0.02)	(0.03)	1.07
2012	0.73	0.02		0.11	0.13	(0.02)		—	(0.02)	0.84
Domestic Equity Portfolio
2017(j)	$1.54	$0.02		$0.02	$0.04	$—		$—	$—	$1.58
2016	1.41	0.03		0.19	0.22	(0.03)		(0.06)	(0.09)	1.54
2015	1.44	0.03		(0.03)	—	(0.03)		—	(0.03)	1.41
2014	1.29	0.03		0.14	0.17	(0.02)		—	(0.02)	1.44
2013	0.98	0.02		0.31	0.33	(0.02)		—	(0.02)	1.29
2012	0.87	0.02		0.11	0.13	(0.02)		—	(0.02)	0.98

(j)  For the six months ended June 30, 2017. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

11.97%	$901,085	0.43	%(c)	0.42	%(c)	0.92	%(c)	22.44%
2.47	837,980	0.43		0.43		0.97		65.66
6.01	860,348	0.43		0.42		0.82		50.12
9.02	885,880	0.43		0.41		0.76		42.36
35.86	847,384	0.44		0.43		0.79		85.54
12.94	533,815	0.45		0.44		0.90		68.40

18.12%	$870,618	0.75	%(c)	0.63	%(c)	0.84	%(c)	0.56%
5.87	771,800	0.76		0.63		0.83		9.38
13.64	778,837	0.76		0.63		0.27		131.33
9.43	722,379	0.77		0.64		(0.02)		54.58
29.01	624,512	0.79		0.71		0.04		63.90
20.14	388,620	0.79		0.73		0.71		15.65

12.54%	$556,713	0.45	%(c)	0.44	%(c)	1.84	%(c)	2.45%
7.57	514,495	0.45		0.45		1.96		6.83
(3.06)	509,411	0.45		0.44		2.04		13.36
8.56	555,639	0.45		0.44		2.08		5.92
28.58	538,368	0.46		0.46		1.78		72.60
11.63	384,679	0.46		0.46		1.43		74.09

8.47%	$168,537	0.81	%(c)	0.81	%(c)	0.78	%(c)	8.76%
13.99	164,752	0.82		0.81		0.97		21.12
(2.42)	153,841	0.81		0.81		0.99		16.11
12.58	166,948	0.82		0.82		0.91		27.31
30.86	151,099	0.83		0.83		1.01		55.43
15.20	78,700	0.87		0.84		1.05		132.66

9.18%	$2,918,828	0.21	%(c)	0.21	%(c)	1.84	%(c)	1.37%
11.73	2,678,914	0.21		0.21		1.97		3.28
1.17	2,386,253	0.21		0.21		1.87		4.17
13.46	2,370,298	0.22		0.22		1.84		2.65
32.05	2,164,501	0.22		0.22		1.90		3.76
15.76	1,704,471	0.22		0.21		2.12		2.77

4.62%	$194,575	0.75	%(c)	0.72	%(c)	1.81	%(c)	30.81%
15.36	195,773	0.75		0.72		2.07		79.86
(3.85)	174,429	0.74		0.71		1.49		52.53
13.03	190,954	0.75		0.72		1.55		55.92
31.29	170,062	0.78		0.76		1.73		49.12
16.47	86,915	0.82		0.79		1.99		34.71

2.86%	$744,872	0.55	%(c)	0.54	%(c)	1.97	%(c)	5.83%
14.98	720,940	0.55		0.55		2.00		12.24
(0.09)	610,458	0.56		0.55		2.06		14.15
13.87	620,021	0.56		0.56		1.92		7.97
34.03	570,648	0.57		0.57		2.10		17.09
14.35	400,058	0.58		0.58		2.23		134.18

(d)  Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(c)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Equity Income Portfolio
2017(j)	$1.72	$0.02		$0.08	$0.10	$—		$—		$—		$1.82
2016	1.56	0.04		0.24	0.28	(0.03)		(0.09)		(0.12)		1.72
2015	1.77	0.03		(0.14)	(0.11)	(0.03)		(0.07)		(0.10)		1.56
2014	1.72	0.03		0.10	0.13	(0.02)		(0.06)		(0.08)		1.77
2013	1.34	0.03		0.37	0.40	(0.02)		—		(0.02)		1.72
2012	1.16	0.03		0.17	0.20	(0.02)		—		(0.02)		1.34
Mid Cap Growth Stock Portfolio
2017(j)	$2.88	$0.00	(e)	$0.31	$0.31	$—		$—		$—		$3.19
2016	3.11	0.01		0.02	0.03	(0.01)		(0.25)		(0.26)		2.88
2015	3.40	0.01		0.02	0.03	(0.00	)(e)	(0.32)		(0.32)		3.11
2014	3.92	0.01		0.27	0.28	(0.01)		(0.79)		(0.80)		3.40
2013	3.26	0.02		0.80	0.82	(0.01)		(0.15)		(0.16)		3.92
2012	2.92	0.01		0.33	0.34	(0.00	)(e)	—		(0.00	)(e)	3.26
Index 400 Stock Portfolio
2017(j)	$1.96	$0.01		$0.10	$0.11	$—		$—		$—		$2.07
2016	1.77	0.02		0.33	0.35	(0.02)		(0.14)		(0.16)		1.96
2015	1.96	0.02		(0.07)	(0.05)	(0.02)		(0.12)		(0.14)		1.77
2014	1.90	0.02		0.15	0.17	(0.02)		(0.09)		(0.11)		1.96
2013	1.49	0.02		0.47	0.49	(0.02)		(0.06)		(0.08)		1.90
2012	1.34	0.02		0.21	0.23	(0.01)		(0.07)		(0.08)		1.49
Mid Cap Value Portfolio
2017(j)	$1.73	$0.01		$0.06	$0.07	$—		$—		$—		$1.80
2016	1.54	0.03		0.32	0.35	(0.03)		(0.13)		(0.16)		1.73
2015	1.77	0.02		(0.04)	(0.02)	(0.03)		(0.18)		(0.21)		1.54
2014	1.67	0.03		0.24	0.27	(0.02)		(0.15)		(0.17)		1.77
2013	1.30	0.02		0.37	0.39	(0.01)		(0.01)		(0.02)		1.67
2012	1.13	0.03		0.16	0.19	(0.02)		—		(0.02)		1.30
Small Cap Growth Stock Portfolio
2017(j)	$2.39	$0.00	(e)	$0.27	$0.27	$—		$—		$—		$2.66
2016	2.37	0.00	(e)	0.28	0.28	(0.01)		(0.25)		(0.26)		2.39
2015	2.50	0.01		(0.01)	—	(0.00	)(e)	(0.13)		(0.13)		2.37
2014	2.60	0.00	(e)	0.20	0.20	—		(0.30)		(0.30)		2.50
2013	1.88	0.00	(e)	0.73	0.73	(0.01)		—		(0.01)		2.60
2012	1.72	0.00	(e)	0.16	0.16	—		—		—		1.88
Index 600 Stock Portfolio
2017(j)	$1.36	$0.01		$0.03	$0.04	$—		$—		$—		$1.40
2016	1.13	0.01		0.29	0.30	(0.01)		(0.06)		(0.07)		1.36
2015	1.16	0.01		(0.04)	(0.03)	—		(0.00	)(e)	(0.00	)(e)	1.13
2014	1.33	0.01		0.06	0.07	(0.02)		(0.22)		(0.24)		1.16
2013	1.01	0.01		0.39	0.40	(0.04)		(0.04)		(0.08)		1.33
2012	0.91	0.01		0.14	0.15	(0.03)		(0.02)		(0.05)		1.01
Small Cap Value Portfolio
2017(j)	$2.42	$0.01		$0.03	$0.04	$—		$—		$—		$2.46
2016	2.10	0.02		0.61	0.63	(0.02)		(0.29)		(0.31)		2.42
2015	2.38	0.02		(0.14)	(0.12)	(0.02)		(0.14)		(0.16)		2.10
2014	2.45	0.02		(0.02)	0.00 (e)	(0.01)		(0.06)		(0.07)		2.38
2013	1.89	0.01		0.59	0.60	(0.03)		(0.01)		(0.04)		2.45
2012	1.65	0.03		0.24	0.27	(0.01)		(0.02)		(0.03)		1.89

(j)  For the six months ended June 30, 2017. (Unaudited)

(e)  Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

5.57%	$799,218	0.65	%(c)	0.63	%(c)	2.10	%(c)	10.08%
19.17	798,167	0.66		0.64		2.42		23.09
(6.74)	732,781	0.65		0.65		2.08		37.97
7.43	781,735	0.66		0.66		1.94		13.56
29.94	676,031	0.67		0.67		1.77		15.98
17.23	409,097	0.68		0.68		2.21		16.21

10.66%	$1,052,126	0.54	%(c)	0.54	%(c)	0.16	%(c)	33.09%
0.83	983,395	0.54		0.54		0.29		57.23
0.71	1,025,151	0.53		0.52		0.17		68.54
8.49	1,098,155	0.54		0.51		0.25		82.51
25.53	1,073,332	0.54		0.52		0.44		137.80
11.97	828,953	0.54		0.52		0.39		63.30

5.88%	$823,017	0.28	%(c)	0.26	%(c)	1.29	%(c)	11.62%
20.38	773,157	0.28		0.27		1.31		19.44
(2.38)	634,401	0.28		0.27		1.23		18.70
9.42	652,404	0.28		0.27		1.25		12.20
33.16	624,092	0.29		0.28		1.15		11.21
17.64	479,041	0.28		0.28		1.27		10.91

4.11%	$537,070	0.88	%(c)	0.75	%(c)	1.27	%(c)	20.29%
23.23	518,217	0.89		0.77		1.70		53.81
(1.33)	410,233	0.89		0.77		1.38		71.46
16.69	427,853	0.90		0.78		1.56		66.16
30.24	343,933	0.91		0.85		1.54		68.43
16.57	163,223	0.93		0.93		2.14		75.97

11.28%	$592,952	0.56	%(c)	0.56	%(c)	0.04	%(c)	24.94%
12.25	545,052	0.58		0.58		0.19		44.26
0.32	494,932	0.57		0.56		0.22		48.21
8.66	529,548	0.57		0.57		0.12		27.07
38.60	520,492	0.59		0.59		0.00		155.34
9.48	376,226	0.59		0.59		(0.12)		76.49

2.72%	$194,298	0.33	%(c)	0.33	%(c)	1.10	%(c)	24.36%
26.12	173,883	0.36		0.35		1.00		52.14
(2.35)	113,993	0.36		0.34		0.95		46.59
5.34	101,286	0.39		0.35		0.93		49.73
40.67	123,487	0.38		0.35		0.76		47.23
15.80	73,722	0.42		0.35		1.36		38.47

1.53%	$629,316	0.88	%(c)	0.86	%(c)	0.63	%(c)	5.34%
32.39	647,830	0.89		0.88		0.93		24.02
(5.45)	514,970	0.88		0.88		1.00		35.53
0.22	583,367	0.88		0.88		0.81		16.29
31.76	576,830	0.88		0.88		0.46		9.17
16.33	409,648	0.88		0.88		1.54		5.82

(d)  Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(c)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
International Growth Portfolio
2017(j)	$1.24	$0.02		$0.22	$0.24	$—		$—		$—		$1.48
2016	1.30	0.02		(0.07)	(0.05)	(0.01)		—		(0.01)		1.24
2015	1.34	0.02		(0.04)	(0.02)	(0.02)		—		(0.02)		1.30
2014	1.43	0.02		(0.09)	(0.07)	(0.02)		—		(0.02)		1.34
2013	1.21	0.02		0.22	0.24	(0.02)		—		(0.02)		1.43
2012	1.04	0.02		0.17	0.19	(0.02)		—		(0.02)		1.21
Research International Core Portfolio
2017(j)	$0.82	$0.01		$0.13	$0.14	$—		$—		$—		$0.96
2016	0.85	0.02		(0.03)	(0.01)	(0.01)		(0.01)		(0.02)		0.82
2015	0.90	0.02		(0.03)	(0.01)	(0.02)		(0.02)		(0.04)		0.85
2014	0.99	0.02		(0.09)	(0.07)	(0.01)		(0.01)		(0.02)		0.90
2013	0.83	0.01		0.15	0.16	(0.00	)(e)	—		(0.00	)(e)	0.99
2012	0.72	0.01		0.11	0.12	(0.01)		—		(0.01)		0.83
International Equity Portfolio
2017(j)	$1.60	$0.03		$0.19	$0.22	$—		$—		$—		$1.82
2016	1.61	0.04		0.00 (e)	0.04	(0.03)		(0.02)		(0.05)		1.60
2015	1.77	0.04		(0.08)	(0.04)	(0.05)		(0.07)		(0.12)		1.61
2014	2.13	0.06		(0.24)	(0.18)	(0.04)		(0.14)		(0.18)		1.77
2013	1.79	0.04		0.34	0.38	(0.04)		(0.00	)(e)	(0.04)		2.13
2012	1.52	0.04		0.27	0.31	(0.04)		—		(0.04)		1.79
Emerging Markets Equity Portfolio
2017(j)	$0.87	$0.01		$0.14	$0.15	$—		$—		$—		$1.02
2016	0.80	0.01		0.07	0.08	(0.01)		—		(0.01)		0.87
2015	0.93	0.01		(0.13)	(0.12)	(0.01)		—		(0.01)		0.80
2014	0.99	0.01		(0.06)	(0.05)	(0.01)		(0.00	)(e)	(0.01)		0.93
2013	1.06	0.01		(0.07)	(0.06)	(0.01)		(0.00	)(e)	(0.01)		0.99
2012	0.89	0.01		0.16	0.17	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.06
Government Money Market Portfolio
2017(j)	$1.00	$0.00	(e)	$—	$0.00 (e)	$(0.00	)(e)	$—		$(0.00	)(e)	$1.00
2016	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00
2015	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00
2014	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.00
2013	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.00
2012	1.00	0.00	(e)	—	0.00 (e)	(0.0	)0(e)	—		(0.00	)(e)	1.00
Short-Term Bond Portfolio
2017(j)	$1.03	$0.01		$0.00 (e)	$0.01	$—		$—		$—		$1.04
2016	1.03	0.01		—	0.01	(0.01)		—		(0.01)		1.03
2015	1.03	0.01		0.00 (e)	0.01	(0.01)		—		(0.01)		1.03
2014	1.03	0.01		—	0.01	(0.01)		—		(0.01)		1.03
2013	1.03	0.01		(0.01)	0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.03
2012	1.02	0.01		0.01	0.02	(0.01)		—		(0.01)		1.03

(j)  For the six months ended June 30, 2017. (Unaudited)

(e)  Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

19.42%	$631,787	0.68	%(c)	0.68	%(c)	2.24	%(c)	12.16%
(3.41)	523,122	0.71		0.71		1.67		25.57
(1.73)	485,313	0.74		0.74		1.12		134.92
(4.52)	436,931	0.74		0.74		1.75		64.20
19.81	420,218	0.76		0.76		1.20		77.33
17.99	329,718	0.80		0.80		1.92		65.09

16.16%	$586,714	0.88	%(c)	0.83	%(c)	3.09	%(c)	14.30%
(1.12)	499,649	0.92		0.88		1.99		40.80
(1.11)	498,395	0.91		0.91		1.78		32.43
(6.71)	457,008	0.94		0.94		2.45		25.24
18.92	412,413	0.98		0.98		1.65		30.41
16.76	261,268	1.11		1.11		1.83		42.06

13.66%	$1,817,843	0.70	%(c)	0.59	%(c)	3.54	%(c)	10.65%
2.89	1,628,267	0.71		0.62		2.65		16.25
(2.21)	1,605,948	0.73		0.64		2.05		18.80
(8.80)	1,635,378	0.72		0.66		2.91		17.84
21.38	1,778,202	0.73		0.66		2.10		34.06
21.52	1,485,696	0.73		0.68		2.55		41.29

17.32%	$633,936	1.20	%(c)	1.07	%(c)	1.91	%(c)	91.78%
9.06	521,800	1.25		1.16		1.24		47.33
(12.24)	444,297	1.32		1.32		0.91		45.83
(6.25)	416,997	1.34		1.35		1.02		45.75
(5.15)	357,253	1.40		1.40		0.81		31.60
18.83	256,476	1.49		1.48		1.17		27.23

0.21%	$472,534	0.32	%(c)	0.32	%(c)	0.42	%(c)	—%
0.13	501,635	0.32		0.32		0.11		—
0.01	445,287	0.33		0.26		0.01		—
0.07	438,752	0.33		0.07		0.07		—
0.10	483,182	0.32		0.07		0.10		—
0.15	483,437	0.32	(l)	0.09	(l)	0.15		—

0.97%	$281,400	0.42	%(c)	0.42	%(c)	1.54	%(c)	26.58%
1.67	269,833	0.43		0.43		1.32		36.61
0.72	244,204	0.43		0.42		1.17		35.76
0.38	234,487	0.41		0.41		0.76		196.15
0.55	196,198	0.42		0.42		0.76		199.33
2.07	145,036	0.41		0.40		1.18		267.65

(d)  Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(c)  Computed on an annualized basis.

(l)  For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver effective December 31, 2008, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Select Bond Portfolio
2017(j)	$1.26	$0.01		$0.02	$0.03	$—		$—		$—		$1.29
2016	1.25	0.02		0.02	0.05	(0.03)		(0.01)		(0.04)		1.26
2015	1.27	0.02		(0.01)	0.01	(0.02)		(0.01)		(0.03)		1.25
2014	1.23	0.02		0.05	0.07	(0.03)		—		(0.03)		1.27
2013	1.30	0.03		(0.05)	(0.02)	(0.03)		(0.02)		(0.05)		1.23
2012	1.31	0.03		0.03	0.06	(0.04)		(0.03)		(0.07)		1.30
Long-Term U.S. Government Bond Portfolio
2017(j)	$1.06	$0.01		$0.04	$0.05	$—		$—		$—		$1.11
2016	1.08	0.03		(0.01)	0.02	(0.02)		(0.02)		(0.04)		1.06
2015	1.12	0.03		(0.05)	(0.02)	(0.02)		—		(0.02)		1.08
2014	0.92	0.03		0.19	0.22	(0.02)		—		(0.02)		1.12
2013	1.07	0.03		(0.18)	(0.15)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	0.92
2012	1.13	0.03		0.02	0.05	(0.02)		(0.09)		(0.11)		1.07
Inflation Protection Portfolio
2017(j)	$1.09	$0.01		$0.00 (e)	$0.01	$—		$—		$—		$1.10
2016	1.05	0.02		0.03	0.05	(0.01)		—		(0.01)		1.09
2015	1.10	0.01		(0.03)	(0.02)	(0.03)		—		(0.03)		1.05
2014	1.08	0.01		0.03	0.04	(0.01)		(0.01)		(0.02)		1.10
2013	1.22	0.01		(0.12)	(0.11)	(0.01)		(0.02)		(0.03)		1.08
2012	1.18	0.02		0.06	0.08	(0.03)		(0.01)		(0.04)		1.22
High Yield Bond Portfolio
2017(j)	$0.74	$0.02		$0.01	$0.03	$—		$—		$—		$0.77
2016	0.68	0.04		0.06	0.10	(0.04)		—		(0.04)		0.74
2015	0.72	0.04		(0.05)	(0.01)	(0.03)		—		(0.03)		0.68
2014	0.75	0.04		(0.03)	0.01	(0.04)		—		(0.04)		0.72
2013	0.75	0.04		—	0.04	(0.04)		—		(0.04)		0.75
2012	0.70	0.05		0.05	0.10	(0.05)		—		(0.05)		0.75
Multi-Sector Bond Portfolio
2017(j)	$1.05	$0.02		$0.04	$0.06	$—		$—		$—		$1.11
2016	0.99	0.04		0.07	0.11	(0.05)		—		(0.05)		1.05
2015	1.08	0.04		(0.05)	(0.01)	(0.06)		(0.02)		(0.08)		0.99
2014	1.08	0.04		(0.01)	0.03	(0.03)		—		(0.03)		1.08
2013	1.14	0.04		(0.05)	(0.01)	(0.04)		(0.01)		(0.05)		1.08
2012	1.00	0.04		0.11	0.15	(0.01)		(0.00	)(e)	(0.01)		1.14
Balanced Portfolio
2017(j)	$1.40	$0.00	(e)	$0.09	$0.09	$—		$—		$—		$1.49
2016	1.38	0.02		0.07	0.09	(0.03)		(0.04)		(0.07)		1.40
2015	1.48	0.02		(0.02)	—	(0.03)		(0.07)		(0.10)		1.38
2014	1.56	0.02		0.07	0.09	(0.04)		(0.13)		(0.17)		1.48
2013	1.51	0.03		0.14	0.17	(0.05)		(0.07)		(0.12)		1.56
2012	1.39	0.03		0.11	0.14	(0.02)		—		(0.02)		1.51
Asset Allocation Portfolio
2017(j)	$1.12	$0.00	(e)	$0.09	$0.09	$—		$—		$—		$1.21
2016	1.11	0.02		0.06	0.08	(0.03)		(0.04)		(0.07)		1.12
2015	1.20	0.02		(0.03)	(0.01)	(0.02)		(0.06)		(0.08)		1.11
2014	1.28	0.01		0.05	0.06	(0.03)		(0.11)		(0.14)		1.20
2013	1.13	0.02		0.17	0.19	(0.04)		—		(0.04)		1.28
2012	1.02	0.02		0.09	0.11	(0.00	)(e)	—		(0.00	)(e)	1.13

(j)  For the six months ended June 30, 2017. (Unaudited)

(e)  Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

2.31%	$2,915,785	0.32	%(c)	0.31	%(c)	2.12	%(c)	230.58%
3.06	2,839,045	0.32		0.31		1.91		524.79	(g)
0.53	2,856,958	0.31		0.31		1.76		476.41	(g)
5.56	2,841,156	0.32		0.32		1.97		308.80	(g)
(2.16)	1,712,896	0.32		0.32		1.99		131.00	(g)
4.96	1,685,293	0.32		0.31		2.32		130.37	(g)

5.40%	$114,736	0.90	%(c) (s)	0.89	%(c) (s)	2.76	%(c)	18.32	%(g) (t)
1.09	110,391	0.77	(s)	0.77	(s)	2.19		126.34	(g) (t)
(1.47)	104,513	0.69	(s)	0.67	(s)	2.32		32.93	(g) (t)
23.73	109,250	0.68	(s)	0.67	(s)	2.67		116.62	(g) (t)
—	87,627	0.69	(s)	0.68	(s)	2.69		125.96	(g) (t)
3.75	113,136	0.66	(s)	0.65	(s)	2.35		164.63	(g) (t)

0.92%	$348,215	0.61	%(c)	0.57	%(c)	2.35	%(c)	15.17%
4.68	326,927	0.64		0.59		1.54		33.80
(2.20)	287,089	0.63		0.59		0.52		17.29
3.14	285,685	0.63		0.59		1.26		20.25
(8.33)	252,708	0.64		0.62		0.91		31.82
7.35	254,176	0.63		0.62		1.92		77.11

4.88%	$789,935	0.46	%(c)	0.46	%(c)	5.57	%(c)	16.76%
14.59	756,947	0.47		0.46		5.83		35.58
(1.36)	688,124	0.46		0.46		5.55		27.49
1.18	701,988	0.47		0.47		5.43		96.48
5.84	518,387	0.48		0.48		5.70		53.07
13.89	460,942	0.48		0.47		6.50		45.66

5.53%	$772,283	0.83	%(c)	0.75	%(c)	3.89	%(c)	21.99	%(g)
11.09	689,849	0.84		0.78		3.86		42.81	(g)
(2.22)	580,634	0.85		0.79		4.13		58.14	(g) (t)
3.25	546,059	0.86		0.81		3.89		58.51	(g) (t)
(1.58)	459,258	0.88		0.88		3.91		65.10	(g)
14.94	372,656	0.86		0.85		4.11		41.31	(g)

6.22%	$2,263,976	0.31	%(c) (v)	0.06	%(c) (v)	0.00	%(c) (u)	3.39%
6.58	2,202,834	0.31	(v)	0.07	(v)	1.73		23.64
(0.12)	2,219,466	0.31	(v)	0.08	(v)	1.43		13.53
5.56	2,367,127	0.32	(v)	0.16	(v)	1.29		56.83	(g) (h)
12.08	2,366,285	0.32		0.32		1.91		112.58	(g)
9.69	2,240,232	0.31		0.30		2.18		121.91	(g)

7.58%	$264,431	0.58	%(c) (v)	0.09	%(c) (v)	0.00	%(c) (u)	5.43%
7.79	250,399	0.58	(v)	0.09	(v)	1.69		25.59
(0.43)	249,413	0.58	(v)	0.08	(v)	1.47		15.36
5.15	266,409	0.62	(v)	0.23	(v)	1.13		39.50	(g) (h)
16.67	260,576	0.65		0.60		1.65		105.28	(g)
11.02	235,762	0.63		0.54		1.84		119.01	(g)

(d)  Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(c)  Computed on an annualized basis.

(g)  Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(h)  Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(s)  The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.66% and 0.65% respectively for the period ended June 30, 2017, 0.64% and 0.64% respectively for the period ended December 31, 2016, 0.67% and 0.64% respectively in 2015, 0.67% and 0.65% respectively in 2014, 0.67% and 0.65% respectively in 2014, 0.67% and 0.65% respectively in 2013, and 0.63% and 0.62% respectively in 2012.

(t)  Due to a change in accounting standards effective for 2012, certain financing transactions which were previously accounted for as a sale and subsequent repurchase are now accounted for as secured borrowing.

(u)  Net investment income is affected by the timing of dividend declaration by investee funds.

(v)  The ratios do not reflect the fund of fund’s proportionate share of income and expenses of the underlying investee funds.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements (unaudited)

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2013 to 2016) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios of the Series Fund, when applicable. During 2016 and 2015, the Government Money Market Portfolio utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Funds consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the

Notes to Financial Statements

Notes to Financial Statements (unaudited)

short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

Note 3. Security Valuation

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

• Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

• Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

• Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

• Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy where applicable.

• Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

• Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

• Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

• Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

• Money market investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

• Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

• Centrally cleared swaps are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 in the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate forward rate to produce the daily settlement price. These securities are categorized as Level 2 in the fair value hierarchy.

• Over-the-counter financial derivatives, such as foreign currency contracts, futures contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

• Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (the “Board”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2017 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. The Portfolios recognize transfers between levels as of the end of the period. The amounts of transfers between Levels 1 and 2 are disclosed in the Notes to Schedules of Investments for the Portfolio. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, Level 3 reconciliation and details of significant unobservable inputs have been included in the Notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments.

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Board has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser and Northwestern Mutual in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and comprised of representatives of MSA, Northwestern Mutual and Series Fund officers. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Note 4. Securities and Other Investments

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid

Notes to Financial Statements

Notes to Financial Statements (unaudited)

based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond will be included as interest income in the applicable Portfolio’s Statement of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2017, there were no short positions held by any Portfolio.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. For the period ended June 30, 2017, only the Multi Sector Bond Portfolio invested in loan participations and assignments. At June 30, 2017 there were no unfunded loan commitments outstanding.

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. As of June 30, 2017, there were no reverse repurchase agreements held by any Portfolio.

K. Zero Strike Warrants – Certain Portfolios may invest in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike

Notes to Financial Statements

Notes to Financial Statements (unaudited)

warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Note 5. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as outstanding options written in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Transactions in written call and put options for the period ended June 30, 2017 were as follows (amounts in thousands, except number of contracts):

	Balance, 12/31/2016	Sales	Closing Buys	Expirations	Exercised	Balance, 6/30/2017
Long-Term U.S. Government Bond Portfolio
# of Contracts	–	200,000	–	(200,000)	–	–
Premium	$–	1	–	(1)	–	$–
Multi-Sector Bond Portfolio
# of Contracts	190	691	(294)	(435)	–	152
Notional Amount	$34,200	20,800	–	(17,100)	(17,100)	$20,800
Premium	$319	370	(126)	(289)	(137)	$137

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the

Notes to Financial Statements

Notes to Financial Statements (unaudited)

indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures – Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2017, are (amounts in thousands):

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	$13	Payables – Futures Variation Margin	$–
Large Company Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	7	Payables – Foreign Currency Purchased	227
Index 400 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	7	Payables – Futures Variation Margin	–
Mid Cap Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	24	Payables – Foreign Currency Purchased	263
Index 600 Stock Portfolio
Total Return contracts	Receivables – Outstanding Swaps Contracts, at Value	136	Payables – Outstanding Swaps Contracts, at Value	–
Research International Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	4	Payables – Foreign Currency Purchased	–
International Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	1	Payables – Foreign Currency Purchased	–
Emerging Markets Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	–	Payables – Foreign Currency Purchased	7
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	13	Payables – Futures Variation Margin	22
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	13	Payables – Futures Variation Margin	–
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	99	Payables – Outstanding Swaps Contracts, at Value	1
Inflation Protection Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	1	Payables – Foreign Currency Purchased	198
Interest rate contracts	Receivables – Futures Variation Margin	101	Payables – Futures Variation Margin	37
Other contracts	Receivables – Outstanding Swaps Contracts, at Value	569	Payables – Outstanding Swaps Contracts, at Value	5,888
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	40	Payables – Outstanding Swaps Contracts, at Value	1,091
Foreign exchange contracts	Receivables – Foreign Currency Sold	1,444	Payables – Foreign Currency Purchased	3,453
Option contracts	Receivables – Options	–	Payables – Options	175
Interest rate contracts	Receivables – Futures Variation Margin	144	Payables – Futures Variation Margin	452
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	408	Payables – Outstanding Swaps Contracts, at Value	276
Balanced Portfolio
Equity contracts	Receivables – Futures Variation Margin	–	Payables – Futures Variation Margin	66
Asset Allocation Portfolio
Equity contracts	Receivables – Futures Variation Margin	–	Payables – Futures Variation Margin	4

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2017 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$3,366	$–	$–	$3,366
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	(226)	–	(226)
Equity Income Portfolio
Foreign currency exchange contracts	–	–	4	–	4
Index 400 Stock Portfolio
Equity contracts	–	447	–	–	447
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	(397)	–	(397)
Index 600 Stock Portfolio
Equity contracts	–	–	–	74	74
International Growth Portfolio
Foreign currency exchange contracts	–	–	(54)	–	(54)
Research International Core Portfolio
Foreign currency exchange contracts	–	–	53	–	53
International Equity Portfolio
Foreign currency exchange contracts	–	–	53	–	53
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	127,008	–	127,008
Short-Term Bond Portfolio
Interest rate contracts	–	(55)	–	–	(55)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	–	(23)	–	165	142
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	(217)	–	(217)
Other contracts	–	(1,003)	–	–	(1,003)
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	999	999
Foreign currency exchange contracts	–	–	(4,885)	–	(4,885)
Interest rate contracts	552	2,678	–	409	3,639
Asset Allocation Portfolio
Equity contracts	–	102	–	–	102

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2017 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$(97)	$–	$–	$(97)
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	(394)	–	(394)
Equity Income Portfolio
Foreign currency exchange contracts	–	–	3	–	3
Index 400 Stock Portfolio
Equity contracts	–	236	–	–	236
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	(308)	–	(308)
Index 600 Stock Portfolio
Interest rate contracts	–	–	–	198	198
International Growth Portfolio
Foreign currency exchange contracts	–	–	115	–	115
Research International Core Portfolio
Foreign currency exchange contracts	–	–	130	–	130
International Equity Portfolio
Foreign currency exchange contracts	–	–	(89,673)	–	(89,673)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	(1)	–	(1)
Short-Term Bond Portfolio
Interest rate contracts	–	(27)	–	–	(27)

Notes to Financial Statements

Notes to Financial Statements (unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	$–	$17	$–	$(343)	$(326)
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	(364)	–	(364)
Other contracts	–	(147)	–	(2,249)	(2,396)
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	886	886
Foreign currency exchange contracts	–	–	(2,420)	–	(2,420)
Interest rate contracts	(190)	(78)	–	363	95
Balanced Portfolio
Equity contracts	–	(66)	–	–	(66)
Asset Allocation Portfolio
Equity contracts	–	(17)	–	–	(17)

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2017 are (amounts in thousands):

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional Value
Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
Index 500 Stock Portfolio
Equity contracts	–	311	–	–	–
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	10,882	–	–
Equity Income Portfolio
Foreign currency exchange contracts	–	–	67	–	–
Index 400 Stock Portfolio
Equity contracts	–	90	–	–	–
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	16,087	–	–
Index 600 Stock Portfolio
Interest rate contracts	–	–	–	11,976	–
International Equity Portfolio
Foreign currency exchange contracts	–	–	–	–	–
International Growth Portfolio
Foreign currency exchange contracts	–	–	143	–	–
Research International Portfolio
Foreign currency exchange contracts	–	–	–	–	–
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	–	–	–
Short-Term Bond Portfolio
Interest rate contracts	–	267	–	–	–
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	24	24	–	14,410	–
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	9,719	–	–
Other contracts	–	556	–	111,217	–
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	88,628	–
Foreign currency exchange contracts	–	–	385,381	–	–
Interest rate contracts	374	1,255	–	62,767	–
Balanced Portfolio
Equity contracts	–	73	–	–	–
Asset Allocation Portfolio
Equity contracts	–	19	–	–	–

Note 6. Portfolio Risk

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments

Notes to Financial Statements

Notes to Financial Statements (unaudited)

when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that govern repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances. Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2017, has been limited such that the net amount cannot be less than zero.

Large Company Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$7	$–	$7
Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$7	$(7)	$–	$–

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Large Company Value Portfolio (continued)

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$227	$–	$227

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
HSBC Bank USA	$227	$(7)	$(110)	$110

Mid Cap Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$24	$–	$24

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$24	$(24)	$–	$–

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$263	$–	$263

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
HSBC Bank USA	$263	$(24)	$–	$239

Index 600 Stock Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Swaps		$136	$–	$136

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
JP Morgan Chase Bank, N.A.	$136	$–	$–	$136

Government Money Market Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2017	(i)	(ii)	(iii) = (i) - (ii)
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$193,500	$–	$193,500

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Government Money Market Portfolio (continued)

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of Nova Scotia	$20,000	$(20,000)	$–	$–
Bank of Montreal	20,000	(20,000)	–	–
Citigroup Global Markets	30,000	(30,000)	–	–
HSBC Bank USA	20,500	(20,500)	–	–
Mitsubishi UFJ Securities USA	20,000	(20,000)	–	–
Morgan Stanley & Co.	10,000	(10,000)	–	–
Mizuho Bank	20,000	(20,000)	–	–
Natixis SA	18,000	(18,000)	–	–
RBC Capital Markets	15,000	(15,000)	–	–
TD Securities USA	20,000	(20,000)	–	–

Total	$193,500	$(193,500)	$–	$–

Long-Term U.S. Government Bond Portfolio

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Financing Transactions		$99,331	$–	$99,331

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
Barclays Capital	$1,209	$–	$–	$1,209
Goldman Sachs & Co.	81,265	(72,267)	–	8,998
Morgan Stanley & Co. LLC	16,857	–	–	16,857

Total	$99,331	$(72,267)	$–	$27,064

Inflation Protection Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$1	$–	$1
Swaps		569	–	569

Total		$570	$–	$570

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$14	$(14)	$–	$–
Goldman Sachs & Co.	555	(228)	(110)	217
HSBC Bank USA	1	(1)	–	–

Total	$570	$(243)	$(110)	$217

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2017		(I)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$198	$–	$198
Swaps		5,888	–	5,888

Total		$6,086	$–	$6,086

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Inflation Protection Portfolio continued

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Pledged
Bank of America, N.A.	$2,500	$(2,500)	$–	$–
Barclays Bank PLC	3,160	(3,160)	–	–
Goldman Sachs International	228	(228)	–	–
HSBC Bank USA	198	(1)	–	197

Total	$6,086	$(5,889)	$–	$197

Multi-Sector Bond Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$1,444	$–	$1,444
Swaps		32	–	32

Total		$1,476	$–	$1,476

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Received
Bank of America, N.A.	$450	$(450)	$–	$–
BNP Paribas SA	213	(213)	–	–
Goldman Sachs International	121	(121)	–	–
JPMorgan Chase Bank, N.A.	118	(118)	–	–
UBS AG.	574	(574)	–	–

Total	$1,476	$(1,476)	$–	$–

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2017		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$3,453	$–	$3,453
Options		63	–	63
Swaptions		112	–	112
Swaps		999	–	999

Total		$4,627	$–	$4,627

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
As of June 30, 2017	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Pledged
Bank of America, N.A.	$1,894	$(1,894)	$–	$–
Barclays Bank PLC	70	–	–	70
BNP Paribas SA	807	(565)	–	242
Goldman Sachs International	443	(384)	–	59
HSBC Bank USA	141	(141)	–	–
JPMorgan Chase Bank, N.A.	345	(345)	–	–
Morgan Stanley Capital Services	26	–	–	26
Royal Bank of Canada	8	–	–	8
UBS AG	893	(574)	–	319

Total	$4,627	$(3,903)	$–	$724

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Note 7. Investment Advisory, Sub-Advisory and Compliance Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, a wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Government Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value Portfolio	0.72%	0.67%	0.62%
Domestic Equity Portfolio	0.65%	0.55%	0.50%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion

Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2018
Large Cap Blend Portfolio	0.85%	April 30, 2018
Large Company Value Portfolio	0.80%	April 30, 2018
Domestic Equity Portfolio	0.75%	April 30, 2018
Equity Income Portfolio	0.75%	April 30, 2018
Mid Cap Value Portfolio	1.00%	April 30, 2018
Index 600 Stock Portfolio	0.35%	April 30, 2018
Small Cap Value Portfolio	1.00%	April 30, 2018
International Growth Portfolio	1.10%	April 30, 2018
Research International Core Portfolio	1.15%	April 30, 2018
Emerging Markets Equity Portfolio	1.50%	April 30, 2018
Short-Term Bond Portfolio	0.45%	April 30, 2018
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2018
Inflation Protection Portfolio	0.65%	April 30, 2018
Multi-Sector Bond Portfolio	0.90%	April 30, 2018
Asset Allocation Portfolio	0.75%	April 30, 2018

Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee relating to the Portfolio is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.38% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.35% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Large Company Value Portfolio – Effective May 1, 2017, MSA has agreed to waive a portion of its management fee such that the management fee is 0.70% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018. For the period from January 1, 2017 through April 30, 2017, MSA agreed to waive a portion of its management fee such that the management fee was 0.68% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on average net assets in excess of $500 million.

Domestic Equity Portfolio – Effective May 1, 2017, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, and 0.47% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018. For the period from January 1, 2017 through April 30, 2017, MSA agreed to waive a portion of its management fee such that the management fee was 0.65% on the Portfolio’s first $100 million of average net

Notes to Financial Statements

Notes to Financial Statements (unaudited)

assets, 0.55% on the next $150 million, 0.50% on the next $250 million, and 0.48% on average net assets in excess of $500 million.

Equity Income Portfolio – Effective May 1, 2017, MSA has agreed to waive a portion of is management fee such that the management fee is 0.63% on the Portfolio’s first $500 million of average net assets, 0.55% on the next $1 billion, and 0.52% on average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018. For the period from January 1, 2017 through April 30, 2017, MSA agreed to waive a portion of its management such that the management fee was 0.65% on the Portfolio’s first $500 million of average net assets, 0.55% on the next $1 billion, and 0.52% on average net assets in excess of $1.5 billion.

Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.48% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Mid Cap Value Portfolio – Effective May 1, 2017, MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.70% on the next $350 million, and 0.67% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018. For the period from January 1, 2017 through April 30, 2017, MSA agreed to waive a portion of its management fee such that the management fee was 0.79% on the Portfolio’s first $150 million of average net assets, 0.70% on the next $350 million, and 0.68% on average net assets in excess of $500 million.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Research International Core Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% of the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

International Equity Portfolio – Effective May 1, 2017, MSA has agreed to waive a portion of its management fee such that the management fee is 0.77% on the Portfolio’s first $50 million of average net assets, 0.57% on the next $450 million, 0.54% on the next $500 million, 0.47% on the next $500 million and 0.42% on average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018. For the period from January 1, 2017 through April 30, 2017, MSA agreed to waive a portion of its management fee such that the management fee was 0.80% on the Portfolio’s first $50 million of average net assets, 0.60% on the next $450 million, 0.57% on the next $500 million, 0.50% on the next $500 million and 0.45% on average net assets in excess of $1.5 billion.

Emerging Markets Equity Portfolio – MSA has agreed to waive a portion of its management fee such that its management fee is 1.01% on the Portfolio’s first $250 million of average net assets, 0.93% on the next $250 million, 0.91% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018. In addition, MSA has voluntarily agreed to waive its advisory fee and/or reimburse expenses in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio. This voluntary waiver will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Long-Term U.S. Government Bond Portfolio –MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% on the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Inflation Protection Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Multi-Sector Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.67% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

Waivers are not recoupable in future periods.

Certain Portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. Expense offset arrangements are reflected as Waived Fees Paid Indirectly on the Statements of Operations.

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.

Note 8. Federal Income Tax Matters

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, corporate actions, partnerships, passive foreign investment companies, and financing transactions.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies, corporate actions, and paydowns on structured product investments.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

A summary of the Portfolios’ capital loss carryovers as of December 31, 2016 is provided below:

	Utilized in 2016	Expired in 2016	Short-Term Amount Subject to Expiration	Expiration	Short-Term Amount Not Subject to Expiration	Long-Term Amount Not Subject to Expiration

	(Amounts in thousands)
Large Cap Core Stock Portfolio	$–	$–	$–	–	$–	$837
Mid Cap Growth Stock Portfolio	–	–	–	–	16,965	–
International Growth Portfolio	–	–	7,111	2,017	16,461	1,552
Research International Core Portfolio	–	–	–	–	–	16,726
International Equity Portfolio	–	–	–	–	9,862	56,884
Emerging Markets Equity Portfolio	2,496	–	–	–	2,850	42,441
Short-Term Bond Portfolio	–	–	–	–	987	945
Inflation Protection Portfolio	463	–	–	–	–	–
High Yield Bond Portfolio	1,038	8,390	19,925	2,017	–	10,306
Multi-Sector Bond Portfolio	3,126	–	–	–	17,554	1,562

Capital losses incurred during fiscal years after 2010 are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year and must be utilized prior to the losses incurred prior to 2011.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2016 was as follows:

	2016 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain

	(Amounts in thousands)
Growth Stock Portfolio	$ 7,202	$80,811
Focused Appreciation Portfolio	50,577	165,466
Large Cap Core Stock Portfolio	10,936	9,147
Large Cap Blend Portfolio	3,122	10,542
Index 500 Stock Portfolio	46,439	52,069
Large Company Value Portfolio	3,858	16,132
Domestic Equity Portfolio	12,521	25,926
Equity Income Portfolio	15,268	39,661
Mid Cap Growth Stock Portfolio	3,826	77,596
Index 400 Stock Portfolio	8,024	52,210
Mid Cap Value Portfolio	17,599	25,515
Small Cap Growth Stock Portfolio	3,262	49,556
Index 600 Stock Portfolio	1,140	6,003
Small Cap Value Portfolio	5,244	70,226
International Growth Portfolio	5,957	—
Research International Core Portfolio	9,199	3,916
International Equity Portfolio	33,744	20,770
Emerging Markets Equity Portfolio	3,683	—
Government Money Market Portfolio	611	2
Short-Term Bond Portfolio	3,014	—
Select Bond Portfolio	67,490	2,244
Long-Term U.S. Government Bond Portfolio	4,300	—
Inflation Protection Portfolio	3,649	—
High Yield Bond Portfolio	39,861	—
Multi-Sector Bond Portfolio	29,034	—
Balanced Portfolio	49,667	62,181
Asset Allocation Portfolio	5,868	9,122

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Growth Stock Portfolio	$8,019	$41,519	$–	$131,048
Focused Appreciation Portfolio	7,447	15,000	–	35,334
Large Cap Core Stock Portfolio	9,904	–	(837)	103,007
Large Cap Blend Portfolio	1,572	8,161	–	22,072
Index 500 Stock Portfolio	53,883	29,394	–	1,220,556
Large Company Value Portfolio	6,538	5,231	–	15,629

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Domestic Equity Portfolio	$17,174	$13,986	$–	$176,550
Equity Income Portfolio	19,521	36,517	–	118,174
Mid Cap Growth Stock Portfolio	2,583	–	(16,965)	56,866
Index 400 Stock Portfolio	9,368	47,364	–	205,904
Mid Cap Value Portfolio	11,854	15,246	–	66,477
Small Cap Growth Stock Portfolio	625	6,457	–	94,213
Index 600 Stock Portfolio	5,233	5,517	–	33,428
Small Cap Value Portfolio	5,104	32,976	–	209,405
International Growth Portfolio	8,204	–	(25,124)	(14,451)
Research International Core Portfolio	9,827	–	(16,726)	(8,953)
International Equity Portfolio	42,550	–	(66,746)	61,200
Emerging Markets Equity Portfolio	5,748	–	(45,291)	(4,458)
Government Money Market Portfolio	3	–	–	–
Short-Term Bond Portfolio	3,730	–	(1,932)	36
Select Bond Portfolio	98,769		–	(51,902)
Long-Term U.S. Government Bond Portfolio	4,579	1,984	–	(10,507)
Inflation Protection Portfolio	3,228	186	–	(4,129)
High Yield Bond Portfolio	43,155	–	(30,231)	8,684
Multi-Sector Bond Portfolio	29,811	–	(19,116)	(11,987)
Balanced Portfolio	56,193	76,318	–	18,920
Asset Allocation Portfolio	6,212	10,742	–	3,399

Note 9. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the periods ended June 30, 2017 and December 31, 2016 are summarized below:

Portfolio	2017 Reimbursements	2016 Reimbursements
International Growth Portfolio	$467,476	$552,098
Research International Core Portfolio	714,159	726,889
International Equity Portfolio	2,481,641	3,444,135
Emerging Markets Equity Portfolio	622,637	736,438

Note 10. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 11. Investment Income and Securities Transactions

For the period ended June 30, 2017, transactions in securities other than short term investments were:

Portfolios	Non U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non U.S. Govt. Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in thousands)
Growth Stock Portfolio	$195,141	$–	$246,101	$–
Focused Appreciation Portfolio	4,611	–	40,805	–
Large Cap Core Stock Portfolio	13,255	–	29,893	–
Large Cap Blend Portfolio	13,639	–	24,618	–
Index 500 Stock Portfolio	68,330	–	38,167	–
Large Company Value Portfolio	60,566	–	68,827	–
Domestic Equity Portfolio	70,768	–	42,129	–
Equity Income Portfolio	78,708	–	113,704	–
Mid Cap Growth Stock Portfolio	330,714	–	360,192	–

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolios	Non U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non U.S. Govt. Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in thousands)
Index 400 Stock Portfolio	$100,949	$–	$90,742	$–
Mid Cap Value Portfolio	104,899	–	107,254	–
Small Cap Growth Stock Portfolio	139,958	–	151,073	–
Index 600 Stock Portfolio	58,512	–	41,975	–
Small Cap Value Portfolio	33,322	–	60,387	–
International Growth Portfolio	187,712	–	124,656	–
Research International Core Portfolio	218,715	–	198,912	–
International Equity Portfolio	270,549	–	249,190	–
Emerging Markets Equity Portfolio	267,445	–	226,911	–
Short-Term Bond Portfolio	72,719	22,936	49,749	21,632
Select Bond Portfolio	3,182,572	4,218,549	2,923,194	4,245,991
Long-Term U.S. Government Bond Portfolio	–	25,568	230	27,767
Inflation Protection Portfolio	27,029	44,420	21,198	28,839
High Yield Bond Portfolio	136,257	–	125,595	–
Multi-Sector Bond Portfolio	234,153	52,841	125,935	7,633
Balanced Portfolio	72,551	–	199,754	–
Asset Allocation Portfolio	13,402	–	23,375	–

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2017 are as follows:

Portfolio	Value at 12/31/2016	Purchases	Sales	Value at 6/30/2017	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2017
	(Amounts in thousands)
Balanced
Growth Stock	$145,302	$–	$15,884	$146,646	$1,365	$–	$–	16.3%
Focused Appreciation	70,124	–	8,947	73,896	750	–	–	8.5%
Large Cap Core Stock	72,644	–	8,030	73,634	1,124	–	–	13.2%
Large Cap Blend	75,542	–	7,670	74,177	1,277	–	–	44.0%
Large Company Value	78,481	–	8,268	73,845	691	–	–	38.0%
Domestic Equity	78,011	–	6,260	74,047	1,764	–	–	9.9%
Equity Income	80,130	–	10,566	73,875	1,479	–	–	9.2%
Mid Cap Growth Stock	102,724	–	–	113,670	–	–	–	10.8%
Mid Cap Value	112,334	–	–	116,953	–	–	–	21.8%
Small Cap Growth Stock	36,493	–	–	40,609	–	–	–	6.8%
Small Cap Value	40,066	–	–	40,678	–	–	–	6.5%
International Growth	36,675	2,000	–	45,977	–	–	–	7.3%
Research International Core	101,555	–	4,500	113,100	850	–	–	19.3%
International Equity	45,218	–	2,000	49,281	238	–	–	2.7%
Emerging Markets Equity	5,356	–	–	6,284	–	–	–	1.0%
Select Bond	833,447	–	30,000	822,144	143	–	–	28.2%
Inflation Protection	16,561	–	–	16,713	–			4.8%
High Yield Bond	135,098	–	5,000	136,688	175	–	–	17.3%

	$2,065,761	$2,000	107,125	$2,092,217	$9,856	$–	$–

Asset Allocation
Growth Stock	$19,888	$–	$1,152	$21,088	$85	$–	$–	2.3%
Focused Appreciation	9,569	600	1,290	10,622	69	–	–	1.2%
Large Cap Core Stock	11,259	–	739	11,913	95	–	–	2.1%
Large Cap Blend	11,708	–	692	12,002	116	–	–	7.1%
Large Company Value	11,091	–	993	10,612	84	–	–	5.5%
Domestic Equity	10,768	–	739	10,345	208	–	–	1.4%
Equity Income	11,152	–	1,146	10,612	163	–	–	1.3%
Mid Cap Growth Stock	13,907	–	–	15,389	–	–	–	1.5%
Mid Cap Value	15,156	–	–	15,779	–	–	–	2.9%
Small Cap Growth Stock	6,771	–	–	7,535	–	–	–	1.3%
Small Cap Value	7,424	–	–	7,538	–			1.2%
International Growth	5,706	500	–	7,358	–	–	–	1.2%
Research International Core	15,934	–	500	17,968	94	–	–	3.1%
International Equity	7,720	–	500	8,246	59	–	–	0.5%
Emerging Markets Equity	2,404	–	–	2,821	–	–	–	0.4%
Select Bond	50,467	–	4,000	47,559	19	–	–	1.6%
Inflation Protection	2,007	–	–	2,026	–			0.6%

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolio	Value at 12/31/2016	Purchases	Sales	Value at 6/30/2017	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2017
	(Amounts in thousands)
High Yield Bond	$20,200	–	–	$21,185	$–	$–	$–	2.7%

	$233,131	$1,100	$11,751	$240,598	$992	$–	$–

The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”), (i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is affected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June 30, 2017, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):

Portfolio	Cross Trade Purchases
Large Company Value Portfolio	$78
Mid Cap Value Portfolio	74
International Growth Portfolio	63,155
Research International Core Portfolio	4,681
Emerging Markets Equity Portfolio	6,462
High Yield Bond Portfolio	1,219

	Cross Trade Sales
Portfolio	Proceeds	Net Realized Gains (Losses) on Sales
Large Company Value Portfolio	$153	$32
Equity Income Portfolio	73	9
Mid Cap Value Portfolio	78	12
Small Cap Value Portfolio	779	(189)
International Growth Portfolio	87,087	(400)
Research International Core Portfolio	7,533	83
Emerging Markets Equity Portfolio	6,776	5

Note 12. Litigation

The Index 400 Stock, Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in lawsuits and/or adversary proceedings (the “Actions”) arising out of investments made by those Portfolios in two separate companies. These Actions seek to recover all payments made to beneficial owners of common stock in 2007 in connection with leveraged buy-out transactions involving each company. The Actions allege no misconduct by the Portfolios or management, and management intends to vigorously defend these Actions. Three of the lawsuits have been dismissed and are on appeal, and a motion to dismiss has been filed and is currently pending in the remaining case. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2017, were: Index 400 Stock Portfolio $5,600,000 (0.68% of net assets); Index 500 Stock Portfolio $977,000 (0.03% of net assets); Small Cap Value Portfolio $618,000 (0.10% of net assets); and Equity Income Portfolio $2,873,000 (0.36% of net assets). Management has not concluded that a loss is reasonably likely to occur, and therefore no loss accrual has been recorded.

In 2016 the Series Fund was a participant in an appraisal action relating to the shares of Dell, Inc. (“Dell”) held by the Equity Income Portfolio. In consultation with T. Rowe Price Associates, Inc. (“T. Rowe Price”), the sub-adviser for the Equity Income Portfolio, the Equity Income Portfolio declined to receive consideration of $13.75 per share, plus a special dividend of $0.13 per share, in connection with a going private transaction approved by Dell shareholders in September 2013. Instead, the Portfolio was seeking an appraisal of the fair value of its Dell shares in the Delaware Chancery Court. Ultimately, the Chancery Court issued a finding that the correct value of the Dell shares at the time of the merger was $17.62 per share, or $3.87 over the $13.75 merger price. However, due to an inadvertent error in the voting process by T. Rowe Price, the Equity Income Portfolio lost the right to seek appraisal and was therefore only entitled to receive the consideration offered by Dell.

T. Rowe Price subsequently informed the Series Fund that they intended to reimburse the Equity Income Portfolio by an amount designed to put the Portfolio in the same position it would have been in had its valuation rights not been lost due to the voting issue. Pursuant to the settlement agreement with T. Rowe Price, the Equity Income Portfolio is required to repay T. Rowe Price if the valuation decision is reversed or reduced on appeal. An appeal is currently pending and the amount received could be increased or decreased in the future in the event there is a court determined change in the fair valuation of the Dell shares.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Note 13. Subsequent Events

On or about October 27, 2017, Wellington Management Company LLP (“Wellington Management”) will replace William Blair Investment Management, LLC as the sub-adviser for the Fund’s Mid Cap Growth Stock Portfolio and will also replace Fayez Sarofim & Co. as the sub-adviser for the Fund’s Large Cap Core Stock Portfolio. Wellington Management will provide investment sub-advisory services for the Portfolios pursuant to Investment Sub-Advisory Agreements approved by the Fund’s Board of Directors on August 15, 2017.

As indicated in Note 12, the Index 400 Stock Portfolio is a defendant in two lawsuits, each of which seeks to recover payments made to the beneficial owners of common stock in 2007 in connection with a leveraged buyout of Lyondell Chemical Company (“Lyondell”). One lawsuit was filed on behalf of a Creditor Trust under state law and the other lawsuit was filed on behalf of a Litigation Trust under the U.S. Bankruptcy Code. On August 22, 2017, the Creditor Trustee and the Litigation Trustee agreed to dismiss both actions with prejudice. As a result, the Lyondell litigation against the Index 400 Stock Portfolio will soon be terminated.

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines and Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

Proxy Voting and Portfolio Holdings

Approval and Continuance of Investment Advisory and Sub- Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2017

At its February 22, 2017 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 22, 2017 meeting, the Board, including the Independent Directors, unanimously approved the continuance of an Amended and Restated Investment Sub-Advisory Agreement between (1) Mason Street Advisors and The Boston Company Asset Management, LLC (“TBC”) relating to the Series Fund’s Growth Stock Portfolio, (2) Mason Street Advisors and Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock Portfolio, and between (3) Mason Street Advisors and William Blair Investment Management, LLC (“William Blair”) relating to the Series Fund’s Mid Cap Growth Stock Portfolio.

At its May 10, 2017 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the Series Fund’s International Growth Portfolio, (3) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Fayez Sarofim & Co. (“Sarofim & Co.”) relating to the Series Fund’s Large Cap Core Stock Portfolio, (4) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio, and (5) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“FMI”) relating to the Series Fund’s Large Cap Blend Portfolio. TBC, Wellington, William Blair, MFS, FIAM, Sarofim & Co., Templeton and FMI are sometimes collectively referred to herein as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with the Sub-Advisers are collectively referred to herein as the “Sub-Advisory Agreements.”

In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the review of the Advisory Agreement and Sub-Advisory Agreements, and summarizing the legal standards governing the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreement Between the Series Fund and Mason Street Advisors

At its February 22, 2017 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting contained Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Morningstar Associates, LLC (“Morningstar Report”) for each of the Portfolios. The Morningstar Report provided details regarding the fees, expenses, performance captured over a variety of measurement periods, as well as comparative information against a Morningstar peer group for each Portfolio as selected by Morningstar based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds that exhibit different share class characteristics and fund structures. The Morningstar Report included an executive summary of the performance and expense information compiled by Morningstar to facilitate the directors’ review. The materials provided to the Independent Directors included a summary from the Mason Street Advisors’ Chief Compliance Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. In addition to the information presented at the February 22, 2017 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered their knowledge of the nature and quality of the services provided by Mason Street Advisors acquired from serving as directors throughout the year, and the performance of each Portfolio over various time periods as presented at the meeting and at each of the quarterly meetings prior thereto.

Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors, including investment management and administrative services and services in connection with the oversight and evaluation of the various sub-advisers appointed to manage certain of the Series Fund’s Portfolios. The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading and succession planning were also considered by the directors. The directors also considered the anticipated effect on Mason Street Advisor’s services to the Series Fund of certain new activities undertaken by Mason Street Advisors, and concluded that the quality and level of service was not likely to be impacted. The directors also took into consideration information provided by Mason Street Advisors regarding prospective revisions to the provision of fund accounting services to the Series Fund.

Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, within the context of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio,

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

including the resources committed by Mason Street Advisors in providing those services, and the experience and capabilities of the personnel associated with the Portfolios.

Investment Performance. The Morningstar Report assisted the Board in their evaluation of the performance of the Portfolios. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance and risk adjusted performance for each Portfolio for both short and long term periods, the directors considered (i) a comparison of each Portfolio’s one-, three-, and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar and Lipper overall ratings for each Portfolio and (iii) the Morningstar and Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices. They viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions regarding performance, investment process and investment strategies between the Board, sub-advisers and the portfolio managers of the Portfolios that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance.

The directors commented on the favorable performance of the Portfolios, noting that 13 of the 27 Portfolios were ranked in the first quartile of their respective Morningstar category groups for the one-year period ended December 31, 2016, and that 8 of the 27 Portfolios were ranked in the first quartile for each of the one, three and five-year periods ended December 31, 2016. The directors attributed this positive performance to, among other things, the successful refinement of the manager of managers model by Mason Street Advisors. The directors took into consideration information provided by Mason Street Advisors with respect to performance results for the Portfolios that ranked in Morningstar’s third and fourth quartiles, and the steps being taken by Mason Street Advisors to address performance concerns. In particular, the directors considered the changes in the management of the Equity Income Portfolio, and the Portfolio’s improved one-year rankings. The directors also observed that the International Equity Portfolio’s rankings still were being affected by underperformance that had occurred prior to the assumption of sub-advisory responsibilities by FIAM. Particular attention was paid to the performance of the Mid Cap Growth Stock and the Large Cap Core Stock Portfolios and Mason Street Advisors’ ongoing oversight of these Portfolios.

Based on the Board’s review of investment performance over various periods, an analysis of the factors resulting in the performance of certain of the Portfolios, and the steps being taken or being considered to address performance, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time and that, with respect to those Portfolios that had ranked in Morningstar’s third and fourth quartiles over various periods, the performance was being sufficiently monitored and appropriate actions had been taken or were being considered.

Management Fees and Other Expenses. The Morningstar Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Morningstar Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting and audit expenses. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.

In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under the agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than would often result under a typical investment management contract, and concluded that as a result of these

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

additional services, a comparison of Mason Street Advisors’ management fees to Morningstar averages might not provide a complete frame of reference.

The directors considered information made available regarding compensation paid to Mason Street Advisors by other clients and differences between the fees paid by these clients and the fees paid by the Series Fund. The directors recognized that Mason Street Advisors’ other clients were affiliated institutional accounts. The directors were informed that the advisory fees charged to these other clients were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors, differences in the applicable regulatory structure, differences in the investment objectives and policies of these other clients and, moreover, the affiliated nature of the other relationships. Accordingly, the directors did not consider the advisory fees charged to these other clients as particularly relevant in assessing the advisory fees charged under the Advisory Agreement.

The directors also evaluated each Portfolio’s total operating expenses over various periods. The directors took into consideration that all 27 of the Portfolios were ranked in Morningstar’s first or second quartile (meaning lowest expenses) for total expenses within their respective peer group categories at December 31, 2016, with 21 of the Portfolios ranking in the first quartile.

Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the expense waivers and fee caps that were in place) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect to its revenues and expenses, which had remained consistent with prior years. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of peer expenses in each Portfolio’s respective Morningstar category and the ranking of each Portfolio within the categories. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of Mason Street Advisors.

The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ decision for the upcoming year to implement new and/or increased fee waivers with respect to four Portfolios, to reduce the fee waivers with respect to two Portfolios, and maintain all other existing fee waivers and expense caps at their current level for an additional one-year period.

The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in certain mutual fund programs offered by such brokerage affiliate of Mason Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and mutual fund programs maintained by the brokerage affiliate of Mason Street Advisors.

The directors also considered that the assets of certain of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act in reliance on certain exemptive orders issued by the Securities and Exchange Commission to such ETFs. The Board concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs. The Board also considered the fund of funds model employed by the Asset Allocation and Balanced Portfolios in connection with their operation as funds of funds in consideration for these reduced advisory fees.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered the breakpoints contained in the management fee schedules for 20 of the 27 Portfolios that have breakpoints and the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Morningstar or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. In particular, the directors considered that Mason Street Advisors had agreed to implement new and/or increased fee waivers with respect to four of the Portfolios and reduce waivers with respect to two of the Portfolios. The directors also discussed the importance of continuing to achieve economies of scale by, among other things, seeking to increase assets in the Portfolios. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

At its February 22, 2017 and May 10, 2017 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about the Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on expenses, performance, brokerage commissions, portfolio turnover, style consistency and other factors with respect to each of the Sub-Advised Portfolios, as well as an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered firm updates given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered Mason Street Advisors’ reports on due diligence visits that had been conducted with certain of the Sub-Advisers.

With respect to the Sub-Advisory Agreements reviewed in February, the directors noted that the declining trend in TBC’s assets under management appeared to have stabilized. The directors were favorably impressed with TBC’s presentation to the Investment Oversight Committee of the Board, and expressed confidence in the leadership of TBC’s investment team responsible for managing the Growth Stock Portfolio. With respect to William Blair, the directors considered the addition of a third portfolio manager and an additional consumer analyst and the potential impact of these enhanced resources. The directors also considered certain modifications made by William Blair to its investment process in order to benefit performance results for the Mid Cap Growth Stock Portfolio. With respect to Wellington, the directors viewed favorably the addition of an analyst to the investment team for the Small Cap Growth Stock Portfolio. Overall, with respect to the continuance of the Sub-Advisory

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Agreements considered at the February meeting, the directors noted that each Sub-Adviser appeared to be adhering to its respective investment philosophy.

With respect to the Sub-Advisory Agreements considered for continuance in May, the directors considered information presented by MFS regarding enhancements to its investment process, and steps its global director of research had taken to ensure that there was a uniform approach to sector leadership as part of the portfolio construction process. With respect to FIAM, the directors considered the upcoming sabbatical of the portfolio manager for the International Growth Portfolio, and met with the co-portfolio manager. The directors expressed confidence that the Portfolio would continue to be managed in accordance with the primary portfolio manager’s investment philosophy. With respect to Sarofim & Co., the directors noted that the investment strategy employed for the Large Cap Core Stock Portfolio had generally resulted in good stock selection and favorable Portfolio characteristics, including a high quality bias, low turnover and low volatility, but also considered that the Portfolio’s performance had lagged during Sarofim & Co.’s tenure as sub-adviser and that the strategy had a long-term investment horizon. With respect to Templeton, the directors considered outflows that had occurred at Templeton’s parent company, as well as Templeton’s assurances that this had not constrained resources, including staffing, for Templeton’s global equity group. The directors expressed continued confidence in Templeton’s financial stability and strength. The directors considered FMI’s plans to transition the role of its Chief Investment Officer on July 1, 2017, and expressed confidence in FMI’s succession planning and the manner in which such plans reduced key person risk at the firm.

The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance and risk adjusted performance for each Sub-Advised Portfolio for both short and long term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar and Lipper overall ratings for each Sub-Advised Portfolio and (iii) the Morningstar and Lipper rankings for the one-, three-, and five-year periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

In particular, the directors considered that the Growth Stock Portfolio’s performance had been in the top half of its Lipper peer group for the three-month and one-year periods ended December 31, 2016. The directors expressed continued confidence in TBC’s investment philosophy and process and the high level of involvement by the lead portfolio manager. The directors considered the explanation by William Blair of headwinds that its quality growth investment approach had experienced in the current economy, factors resulting in underperformance in 2016, as well as specific adjustments that the firm had made to its investment process to address underperformance, including adding a third portfolio manager. The directors were impressed by the continued strong performance of Wellington as sub-adviser for the Small Cap Growth Stock Portfolio.

The directors considered that the Research International Core Portfolio had performed in the top half as against its benchmark since MFS began serving as sub-adviser, although performance had slightly lagged its peers over the same period. The directors evaluated information learned from Mason Street Advisor’s recent onsite visit to MFS. The directors also noted the Portfolio’s improved year-to-date and one-year performance returns. With respect to FIAM, the directors favorably noted the performance returns of the International Growth Portfolio during FIAM’s tenure as sub-adviser. With respect to Sarofim & Co., the directors acknowledged the firm’s efforts to improve the performance of the Large Cap Core Stock Portfolio by transitioning an experienced research analyst to cover the industrials sector, and implementing certain modifications to its investment process. The directors considered that while the Portfolio’s longer term performance had lagged, performance had improved during the first two quarters of 2017. The directors noted that they continued to be satisfied with the strong

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

performance record of Templeton as sub-adviser for the International Equity Portfolio. With respect to FMI’s tenure, the directors observed that the performance of the Large Cap Blend Portfolio had been good on a year over year basis.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios, and the steps being taken to address performance issues experienced by the Mid Cap Growth Stock and Large Cap Core Stock Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.

As part of their evaluation, the directors reviewed an independent analysis prepared by Morningstar of comparative expense data for each Sub-Advised Portfolio. Morningstar provided data as of December 31, 2016 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds underlying variable insurance products, as well as a universe of funds underlying variable insurance products across each fund’s investment classification and objective, each as selected by Morningstar. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The directors considered that the Morningstar expense rankings of the Sub-Advised Portfolios were in the first or second Morningstar quartiles (meaning lowest) for total expenses associated with their respective peer groups for the period ended December 31, 2016, and that eight of the nine Sub-Advised Portfolios were ranked in Morningstar’s first quartile for total expenses for the same period.

The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. They noted in particular that (i) William Blair had agreed to a reduction in the overall sub-advisory fee schedule for the Mid Cap Growth Stock Portfolio; ii) TBC had agreed to reduce the sub-advisory fees for the Growth Stock Portfolio by including an additional breakpoint on the fee schedule; and iii) FMI had agreed to reduce its sub-advisory fees for the Large Cap Blend Portfolio at two of the four breakpoints in the fee schedule. The directors also took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios, except for the Small Cap Growth Stock Portfolio, which ranked in the first quartile of its peer group for both gross and net expenses (meaning lowest expenses).

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios and the expense caps and waivers that were in place or were being put into place.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the ranking of each Sub-Advised Portfolio within the Portfolio’s respective Morningstar category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. In all instances, including those where profitability information had not been provided, the directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in certain mutual fund programs offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and mutual fund programs maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the Large Cap Blend, International Growth, and Research International Core Portfolios, and the fee waiver arrangements in place with respect to the Growth Stock, Mid Cap Growth Stock, Research International Core, International Equity and Large Cap Core Stock Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information

The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics and business continuity plans, portfolio manager compensation, portfolio turnover, succession planning and other matters they deemed relevant.

Conclusions of the Directors

Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 8, 2017

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: August 8, 2017